As filed with the Securities and Exchange Commission on April 12, 2016

Registration No. 033-53344

811-07282

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 30	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 31	☒

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT – II

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Richard P. Bowman, Esq.

New York Life Insurance and Annuity Corporation

1 Rockwood Road

Sleepy Hollow, New York 10591

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi, Esq. Carlton Fields Jorden Burt 1025 Thomas Jefferson Street, NW Suite 400 East Washington, DC 20007-5208	Thomas F. English, Esq. Senior Vice President, Deputy General Counsel and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in a separate account under variable annuity contracts.

PROSPECTUS Dated May 1, 2016

for

New York Life Flexible Premium Variable Annuity

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a Delaware Corporation)

51 Madison Avenue, Room 251New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

This Prospectus describes the individual New York Life Flexible Premium Variable Annuity policies. Policies investing in NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account II were policies that NYLIAC offered for sale prior to October 1, 1999. Prior to May 9, 2002, these policies continued to be offered where policies investing in NYLIAC Variable Annuity Separate Account III were not yet available. Policies investing in NYLIAC Variable Annuity Separate Account-III were policies that NYLIAC offered for sale prior to July 16, 2012. New York Life Insurance and Annuity Corporation (“NYLIAC”) issues these policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by the current prospectuses for the Eligible Portfolios of the Funds in which the Investment Divisions invest (the “Funds” and each individually, a “Fund”). Please contact us at (800) 598-2019, or contact your registered representative, if you do not have the accompanying book of underlying fund prospectuses.

To learn more about the policies you can obtain a copy of the Statement of Additional Information (“SAI”), dated May 1, 2016. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

The policies involve risks, including potential loss of principal invested. The policies are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.

Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account and the Investment Divisions listed below. You may also allocate your premium payments to an Asset Allocation Model.

• MainStay VP Absolute Return Multi-Strategy — Service Class*

• MainStay VP Balanced — Service Class

• MainStay VP Bond

• MainStay VP Cash Management — Initial Class

• MainStay VP Common Stock

• MainStay VP Conservative Allocation — Service Class

• MainStay VP Convertible

• MainStay VP Cornerstone Growth

• MainStay VP Cushing® Renaissance Advantage — Service Class

• MainStay VP Eagle Small Cap Growth

• MainStay VP Emerging Markets Equity

• MainStay VP Epoch U.S. Small Cap**

• MainStay VP Floating Rate — Service Class

• MainStay VP Government

• MainStay VP Growth Allocation — Service Class

• MainStay VP High Yield Corporate Bond

• MainStay VP ICAP Select Equity

• MainStay VP Income Builder

• MainStay VP T. Rowe Price Equity Income

• MainStay VP Unconstrained Bond — Service Class

• MainStay VP VanEck Global Hard Assets — Initial Class

• American Funds IS® Global Small Capitalization Fund SM — Class 4

• American Funds IS® New World Fund® — Class 4

• BlackRock® Global Allocation V.I. Fund — Class III

• BlackRock® High Yield V.I. Fund — Class III

• Columbia Variable Portfolio — Commodity Strategy Fund — Class 2

• Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2

• Columbia Variable Portfolio — Small Cap Value Fund — Class 2

• Deutsche Alternative Asset Allocation VIP — Class B

• Dreyfus IP Technology Growth Portfolio

• Fidelity® VIP Contrafund® Portfolio

• Fidelity® VIP Equity-Income Portfolio

• Fidelity® VIP Growth Opportunities Portfolio — Service Class 2

• Fidelity® VIP Mid Cap Portfolio — Service Class 2

• Invesco V.I. American Value Fund — Series II Shares

• Invesco V.I. International Growth Fund — Series II Shares

• MainStay VP International Equity

• MainStay VP Janus Balanced

• MainStay VP Large Cap Growth

• MainStay VP MFS® Utilities — Service Class

• MainStay VP Mid Cap Core

• MainStay VP Moderate Allocation — Service Class

• MainStay VP Moderate Growth Allocation — Service Class

• MainStay VP PIMCO Real Return — Service Class

• MainStay VP S&P 500 Index

• MainStay VP Small Cap Core — Service Class

• Janus Aspen Global Research Portfolio

• MFS® Investors Trust Series

• MFS® Research Series

• Neuberger Berman AMT Mid Cap Growth Portfolio — Class S

• PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class

• PIMCO VIT Low Duration Portfolio — Advisor Class

• PIMCO VIT Total Return Portfolio — Advisor Class

• Royce Micro-Cap Portfolio — Investment Class

• UIF U.S. Real Estate Portfolio — Class II

• Victory VIF Diversified Stock Fund — Class A Shares

*	Formerly known as MainStay VP Marketfield
**	Formerly known as MainStay VP U.S. Small Cap

2016 Asset Allocation Models

Aggressive	Moderately Aggressive

30% MainStay VP Growth Allocation

10% Fidelity® VIP Contrafund® Portfolio

10% MainStay VP Unconstrained Bond

  8% American Funds IS® New World Fund®

  7% MFS® Investors Trust Series

  7% Invesco V.I. International Growth Fund

  6% MainStay VP Common Stock

  5% MainStay VP Absolute Return Multi-Strategy

  5% Neuberger Berman AMT Mid Cap Growth Portfolio

  5% Deutsche Alternative Asset Allocation VIP

  4% MainStay VP International Equity

  3% American Funds IS® Global Small CapitalizationSM

30% MainStay VP Growth Allocation

10% Fidelity® VIP Contrafund® Portfolio

10% MainStay VP Unconstrained Bond

  6% MainStay VP Absolute Return Multi-Strategy

  6% MFS® Investors Trust Series

  5% MainStay VP High Yield Corporate Bond

  5% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

  5% PIMCO VIT Total Return

  4% Deutsche Alternative Asset Allocation VIP

  4% Invesco V.I. International Growth Fund

  4% MainStay VP Common Stock

  3% American Funds IS® New World Fund®

  3% Neuberger Berman AMT Mid Cap Growth Portfolio

  2% PIMCO VIT Low Duration

  2% Columbia Variable Portfolio — Emerging Markets Bond

  1% MainStay VP PIMCO Real Return

Moderate	Moderately Conservative

30% MainStay VP Moderate Growth Allocation

15% MainStay VP Unconstrained Bond

  7% Fidelity® VIP Contrafund® Portfolio

  7% MainStay VP Absolute Return Multi-Strategy

  6% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

  6% PIMCO VIT Total Return

  5% BlackRock® Global Allocation

  4% Invesco V.I. International Growth Fund

  4% MainStay VP High Yield Corporate Bond

  3% Deutsche Alternative Asset Allocation VIP

  3% PIMCO VIT Low Duration

  3% MFS® Investors Trust Series

  2% American Funds IS® New World Fund®

  2% MainStay VP PIMCO Real Return

  2% Neuberger Berman AMT Mid Cap Growth Portfolio

  1% Columbia Variable Portfolio — Emerging Markets Bond

30% MainStay VP Moderate Allocation

20% MainStay VP Unconstrained Bond

  8% MainStay VP Absolute Return Multi-Strategy

  8% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

  8% PIMCO VIT Total Return

  5% Fidelity® VIP Contrafund® Portfolio

  5% BlackRock® Global Allocation

  4% MainStay VP High Yield Corporate Bond

  4% PIMCO VIT Low Duration

  2% Deutsche Alternative Asset Allocation VIP

  2% Invesco V.I. International Growth Fund

  2% MainStay VP PIMCO Real Return

  1% American Funds IS® New World Fund®

  1% Neuberger Berman AMT Mid Cap Growth Portfolio

Conservative

30% MainStay VP Unconstrained Bond

20% MainStay VP Conservative Allocation

12% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

12% PIMCO VIT Total Return

  9% MainStay VP Absolute Return Multi-Strategy

  5% BlackRock® Global Allocation

  5% PIMCO VIT Low Duration

  4% MainStay VP High Yield Corporate Bond

  2% MainStay VP PIMCO Real Return

  1% Deutsche Alternative Asset Allocation VIP

Please be advised that each Asset Allocation Model is designed to achieve a different investment objective and takes into consideration risk tolerance and time horizon. (For more information, see “NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT – Asset Allocation Models”.)

Some Investment Divisions offered in policies issued prior to June 2, 2003 differ from Investment Divisions offered in policies issued on or after June 2, 2003. Please refer to the Examples Section of this prospectus for the corresponding Investment Division with the highest portfolio company fees and expenses available to you. If you purchased your policy on or after June 2, 2003, you may allocate your Accumulation Value only to the Service Class of the following Eligible Portfolios of the MainStay VP Funds Trust: MainStay VP Bond, MainStay VP Common Stock, MainStay VP Convertible, MainStay VP Cornerstone Growth, MainStay VP Emerging Markets Equity, MainStay VP Epoch U.S. Small Cap, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP ICAP Select Equity, MainStay VP Income Builder, MainStay VP International Equity, MainStay VP Janus Balanced, MainStay VP Large Cap Growth, MainStay VP Mid Cap Core, MainStay VP S&P 500 Index and MainStay VP T. Rowe Price Equity Income. The initial class of those Eligible Portfolios is available for allocation only for policies purchased before June 2, 2003.

We do not guarantee the investment performance of the Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

This Prospectus is not considered an offering in any state where the sale of this policy cannot lawfully be made. We do not authorize any information or representations regarding the offering other than as described in this Prospectus or in any accompanying supplement to this Prospectus or in any authorized supplemental sales material.

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DEFINITIONS

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct Accumulation Unit value.

Accumulation Value—The sum of the Variable Accumulation Value and the Fixed Account Accumulation Value, of a policy.

Allocation Options—The Investment Divisions of the Separate Account, any Asset Allocation Model, and the Fixed Account.

Annuitant—The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

Annuity Commencement Date—The date on which we are to make the first Income Payment under the policy.

Asset Allocation Model—A model portfolio comprised of Investment Divisions of the Separate Account. The model portfolio is designed by New York Life Investment Management LLC (“New York Life Investments”) and based primarily on investment risk.

Beneficiary—The person or entity having the right to receive the death benefit proceeds set forth in the policy and who is the “designated beneficiary” for purposes of Section 72 of the Code (as defined below) in the event of the Annuitant’s or the policyowner’s death.

Business Day—Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.

Code—The Internal Revenue Code of 1986, as amended.

Eligible Portfolios (“Portfolios”)—The mutual fund portfolios of the funds that are available for investment through the Investment Divisions of the Separate Account.

Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Fixed Account is supported by assets in NYLIAC’s general account, which are subject to the claims of our general creditors.

Fixed Account Accumulation Value—The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

Fund—An open-end management investment company.

General Office—A New York Life field office.

Good Order—We consider a transaction to be in “Good Order” if it complies generally with our administrative procedures, and the required information is complete and correct. We may delay or reject a request if it is not in Good Order. Good Order generally means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. We may, in our sole discretion, determine whether any particular request is in Good Order. If you have any questions, you should contact us or your registered representative before submitting a form or request.

Income Payments—Periodic payments NYLIAC makes after the Annuity Commencement Date.

Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

Non-Qualified Policies—Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the addresses listed in Question 15 of the section of the Prospectus entitled, “Questions and Answers About New York Life Flexible Premium Variable Annuity.”

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Owner (you, your)—The individual(s) or entity(ies) designated as the Owner in the policy or as subsequently changed, who is entitled to exercise all rights under the policy, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.

Policy Data Page—Page 2 of the policy, which contains the policy specifications.

Policy Date—The date from which we measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

Qualified Policies—Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

Separate Accounts—NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II and NYLIAC Variable Annuity Separate Account-III, each a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Accounts’ Investment Divisions, in turn, purchase shares of Eligible Portfolios.

Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

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TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

Policyowner Transaction Expenses

	Separate Accounts I and II	Separate Account III
Guaranteed maximum Surrender Charge as a percentage of the amount withdrawn.[1]	7.00%	7.00%
Current maximum Surrender Charge as a percentage of the amount withdrawn.[1]	7.00%	7.00%
Current and guaranteed maximum Transfer Fee for each transfer over 12 in a Policy Year (currently no charge for the first 12 transfers in a Policy Year).	$30	$30

[1]

The percentage applied to calculate the maximum surrender charge is reduced as follows: 7% during Policy Years 1 through 3; 6% during Policy Year 4; 5% during Policy Year 5; 4% during Policy Year 6; 3% during Policy Year 7; 2% during Policy Year 8; 1% during Policy Year 9; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

Periodic Charges Other Than Fund Company Charges

	Separate Accounts I and II	Separate Account III
Annual Policy Service Charge	Lesser of $30 or 2% of the Accumulation Value for policies with less than $10,000 of Accumulation Value.	$30 for policies with less than $20,000 of Accumulation Value.
Current and guaranteed maximum Separate Account Annual Expenses Charge (calculated as an annualized percentage of the daily average Variable Accumulation Value, including mortality and expense risk and administrative fees).	1.30%	1.40%

Optional Rider Charges: Enhanced Beneficiary Benefit Rider

Guaranteed maximum Enhanced Beneficiary Benefit Rider Charge (calculated as an annualized percentage of the policy’s Accumulation Value, deducted on a quarterly basis).	N/A	1.00%
Current Enhanced Beneficiary Benefit Rider Charge	N/A	0.30%

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

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Total Annual Portfolio Company Operating Expenses(#)

	Minimum	Maximum
For policies purchased on and after June 2, 2003: Expenses that are deducted from the Eligible Portfolio assets, including management fees, 12b-1 fees, administration fees and other expenses as of December 31, 2015.	0.48%	1.95%
For policies purchased prior to June 2, 2003: Expenses that are deducted from the Eligible Portfolio assets, including management fees, 12b-1 fees, administration fees and other expenses as of December 31, 2015.	0.27%	1.95%

(#)	Shown as a percentage of average net assets for the fiscal year ended December 31, 2015. The Fund or its agents provided the fees and charges that are based on 2015 expenses, unless otherwise indicated. For Funds that are not affiliated with NYLIAC, we have not verified the accuracy of the information provided by the Fund or its agents.

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Annual Portfolio Company Operating Expenses(#)

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP Conservative Allocation — Service Class	0.00%	0.25%	0.03%	0.80%	1.08%	(—)	1.08%
MainStay VP Emerging Markets Equity — Service Class	1.10%	0.25%	0.30%	0.06%	1.71%	(—)	1.71%
MainStay VP Emerging Markets Equity — Initial Class	1.10%	0.00%	0.30%	0.06%	1.46%	(—)	1.46%
MainStay VP Growth Allocation — Service Class	0.00%	0.25%	0.03%	1.17%	1.45%	(—)	1.45%
MainStay VP Moderate Allocation — Service Class	0.00%	0.25%	0.02%	0.93%	1.20%	(—)	1.20%
MainStay VP Moderate Growth Allocation — Service Class	0.00%	0.25%	0.02%	1.05%	1.32%	(—)	1.32%
Deutsche Alternative Asset Allocation VIP — Class B	0.31%	0.25%	0.27%	1.12%	1.95%	(0.24%)	1.71	%(i)
Fidelity® VIP Equity-Income Portfolio — Service Class 2	0.45%	0.25%	0.09%	0.08%	0.87%	(—)	0.87%
Fidelity® VIP Equity-Income Portfolio — Initial Class	0.45%	0.00%	0.09%	0.08%	0.62%	(—)	0.62%
Invesco V.I. American Value Fund — Series II Shares	0.72%	0.25%	0.27%	0.11%	1.35%	(—)	1.35%

Please refer to the applicable fund prospectus for additional information.

(#)	Shown as a percentage of average net assets for the fiscal year ended December 31, 2015, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2015 expenses. For funds that are not affiliated with NYLIAC, we have not verified the accuracy of the information provided by the Fund or its agents.
§	Because the distribution (12b-1) fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees designated as “12b-1 fees” may reflect “Service Fees.”

Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP Absolute Return Multi-Strategy — Service Class(1)	1.25%	0.25%	0.45%	1.95%	(0.24%)	1.71	%(a)
MainStay VP Balanced — Service Class	0.70%	0.25%	0.09%	1.04%	(—)	1.04%
MainStay VP Bond — Service Class	0.48%	0.25%	0.04%	0.77%	(—)	0.77%
MainStay VP Bond — Initial Class	0.48%	0.00%	0.04%	0.52%	(—)	0.52%
MainStay VP Cash Management — Initial Class(2)	0.44%	0.00%	0.04%	0.48%	(—)	0.48%
MainStay VP Common Stock — Service Class	0.54%	0.25%	0.04%	0.83%	(—)	0.83%
MainStay VP Common Stock — Initial Class	0.54%	0.00%	0.04%	0.58%	(—)	0.58%
MainStay VP Convertible — Service Class	0.59%	0.25%	0.03%	0.87%	(—)	0.87%
MainStay VP Convertible — Initial Class	0.59%	0.00%	0.03%	0.62%	(—)	0.62%
MainStay VP Cornerstone Growth — Service Class	0.70%	0.25%	0.03%	0.98%	(—)	0.98%

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Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP Cornerstone Growth — Initial Class	0.70%	0.00%	0.03%	0.73%	(—)	0.73%
MainStay VP Cushing Renaissance Advantage — Service Class	1.25%	0.25%	0.10%	1.60%	(—)	1.60%
MainStay VP Eagle Small Cap Growth — Service Class	0.81%	0.25%	0.04%	1.10%	(—)	1.10%
MainStay VP Eagle Small Cap Growth — Initial Class*	0.81%	0.00%	0.04%	0.85%	(—)	0.85	%(k)
MainStay VP Epoch U.S. Small Cap — Service Class(3)	0.77%	0.25%	0.04%	1.06%	(—)	1.06%
MainStay VP Epoch U.S. Small Cap — Initial Class(3)	0.77%	0.00%	0.04%	0.81%	(—)	0.81%
MainStay VP Floating Rate — Service Class	0.60%	0.25%	0.05%	0.90%	(—)	0.90%
MainStay VP Government — Service Class	0.50%	0.25%	0.05%	0.80%	(—)	0.80%
MainStay VP Government — Initial Class	0.50%	0.00%	0.05%	0.55%	(—)	0.55%
MainStay VP High Yield Corporate Bond — Service Class	0.56%	0.25%	0.02%	0.83%	(—)	0.83%
MainStay VP High Yield Corporate Bond — Initial Class	0.56%	0.00%	0.02%	0.58%	(—)	0.58%
MainStay VP ICAP Select Equity — Service Class	0.76%	0.25%	0.02%	1.03%	(—)	1.03%
MainStay VP ICAP Select Equity — Initial Class	0.76%	0.00%	0.02%	0.78%	(—)	0.78%
MainStay VP Income Builder — Service Class	0.57%	0.25%	0.06%	0.88%	(—)	0.88%
MainStay VP Income Builder — Initial Class	0.57%	0.00%	0.06%	0.63%	(—)	0.63%
MainStay VP International Equity — Service Class	0.89%	0.25%	0.06%	1.20%	(—)	1.20%
MainStay VP International Equity — Initial Class	0.89%	0.00%	0.06%	0.95%	(—)	0.95%
MainStay VP Janus Balanced — Service Class	0.55%	0.25%	0.03%	0.83%	(—)	0.83%
MainStay VP Janus Balanced — Initial Class*	0.55%	0.00%	0.03%	0.58%	(—)	0.58	%(l)
MainStay VP Large Cap Growth — Service Class	0.74%	0.25%	0.03%	1.02%	(—)	1.02	%(b)
MainStay VP Large Cap Growth — Initial Class	0.74%	0.00%	0.03%	0.77%	(—)	0.77	%(b)
MainStay VP MFS® Utilities — Service Class	0.72%	0.25%	0.05%	1.02%	(—)	1.02%
MainStay VP Mid Cap Core — Service Class	0.85%	0.25%	0.04%	1.14%	(0.02%)	1.12	%(g)
MainStay VP Mid Cap Core — Initial Class	0.85%	0.00%	0.04%	0.89%	(0.02%)	0.87	%(g)
MainStay VP PIMCO Real Return — Service Class	0.50%	0.25%	0.22%	0.97%	(—)	0.97%
MainStay VP S&P 500 Index — Service Class	0.24%	0.25%	0.03%	0.52%	(—)	0.52%
MainStay VP S&P 500 Index — Initial Class	0.24%	0.00%	0.03%	0.27%	(—)	0.27%
MainStay VP Small Cap Core — Service Class	0.85%	0.25%	0.04%	1.14%	(—)	1.14%
MainStay VP T. Rowe Price Equity Income — Service Class	0.74%	0.25%	0.03%	1.02%	(—)	1.02%
MainStay VP T. Rowe Price Equity Income — Initial Class	0.74%	0.00%	0.03%	0.77%	(—)	0.77%
MainStay VP Unconstrained Bond — Service Class	0.58%	0.25%	0.07%	0.90%	(—)	0.90%
MainStay VP VanEck Global Hard Assets — Initial Class	0.89%	0.00%	0.04%	0.93%	(—)	0.93%

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Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)		Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
American Funds IS® Global Small Capitalization Fundsm— Class 4	0.69%	0.25%		0.29%	1.23%	(—)	1.23%
American Funds IS® New World Fund® — Class 4	0.72%	0.25%		0.32%	1.29%	(—)	1.29%
BlackRock® Global Allocation V.I. Fund — Class III	0.62%	0.25%		0.25%	1.12%	(0.13%)	0.99	%(c)
BlackRock® High Yield V.I. Fund — Class III	0.53%	0.25%		0.29%	1.07%	(0.12%)	0.95	%(d)
Columbia Variable Portfolio — Commodity Strategy Fund — Class 2	0.63%	0.25%		0.25%	1.13%	(—)	1.13%
Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2	0.60%	0.25%		0.15%	1.00%	(—)	1.00%
Columbia Variable Portfolio — Small Cap Value Fund — Class 2	0.87%	0.25%		0.11%	1.23%	(0.05%)	1.18	%(h)
Dreyfus IP Technology Growth Portfolio — Service Shares	0.75%	0.25%		0.08%	1.08%	(—)	1.08%
Dreyfus IP Technology Growth Portfolio — Initial Shares	0.75%	0.00%		0.08%	0.83%	(—)	0.83%
Fidelity® VIP Contrafund® Portfolio — Service Class 2	0.55%	0.25%		0.08%	0.88%	(—)	0.88%
Fidelity® VIP Contrafund® Portfolio — Initial Class	0.55%	0.00%		0.08%	0.63%	(—)	0.63%
Fidelity® VIP Growth Opportunities Portfolio — Service Class 2	0.55%	0.25%		0.12%	0.92%	(—)	0.92%
Fidelity® VIP Mid Cap Portfolio — Service Class 2	0.55%	0.25%		0.08%	0.88%	(—)	0.88%
Invesco V.I. International Growth Fund — Series II Shares	0.71%	0.25%		0.31%	1.27%	(0.01%)	1.26	%(e)
Janus Aspen Global Research Portfolio — Service Shares	0.74%	0.25%		0.11%	1.10%	(—)	1.10%
Janus Aspen Global Research Portfolio — Institutional Shares	0.74%	0.00%		0.11%	0.85%	(—)	0.85%
MFS® Investors Trust Series — Service Class	0.75%	0.25%		0.07%	1.07%	(—)	1.07%
MFS® Investors Trust Series — Initial Class	0.75%	0.00%		0.07%	0.82%	(—)	0.82%
MFS® Research Series — Service Class	0.75%	0.25%		0.07%	1.07%	(—)	1.07%
MFS® Research Series — Initial Class	0.75%	0.00%		0.07%	0.82%	(—)	0.82%
Neuberger Berman AMT Mid Cap Growth Portfolio — Class S	0.84%	0.25%		0.14%	1.23%	(—)	1.23%
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class	0.75%	0.25%		0.00%	1.00%	(—)	1.00%
PIMCO VIT Low Duration Portfolio — Advisor Class	0.50%	0.25%		0.01%	0.76%	(—)	0.76%
PIMCO VIT Total Return Portfolio — Advisor Class	0.50%	0.25%		0.01%	0.76%	(—)	0.76%
Royce Micro-Cap Portfolio — Investment Class(4)	1.25%	0.00%		0.07%	1.32%	(—)	1.32%
UIF U.S. Real Estate Portfolio — Class II	0.80%	0.25	%(j)	0.27%	1.32%	(0.07%)	1.25	%(f)
Victory VIF Diversified Stock Fund — Class A Shares	0.30%	0.25%		0.59%	1.14%	(—)	1.14%

Please refer to the applicable fund prospectus for additional information.

¶	Management Fees may include Adviser and/or Administration Fees.
#	Shown as a percentage of average net assets for the fiscal year ended December 31, 2015, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2015 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.
§	Because the distribution (12b-1) fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees designated as “12b-1 fees” may reflect “Service Fees.”

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(1)	Formerly known as MainStay VP Marketfield.
(2)	MainStay VP Cash Management intends to convert to a government money market fund sometime before October 2016. This means that, by October 2016, the fund’s investment strategy will be changed so that it invests at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are secured by cash or government securities.
(3)	Formerly known as MainStay VP U.S. Small Cap.
(4)	On December 11, 2015, NYLIAC, on behalf of itself and its Separate Accounts, filed an application with the SEC to substitute shares of the Royce Micro-Cap Portfolio—Investment Class with shares of the MainStay VP Small Cap Core—Service Class. Subject to SEC approval, NYLIAC expects the substitution to occur on or around August 2016.
*	New allocations to the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions will not be accepted from policyowners who were not invested in the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Division on February 17, 2012. For existing policyowners, if you remove all of your Accumulation Value from the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions on or after February 17, 2012, you will not be able to reinvest in these Investment Divisions.

(a)	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed 1.71% of the average daily net assets of Service Class shares. This agreement expires on May 1, 2017, and may only be amended or terminated prior to that date by action of the Board.
(b)	New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.55% on assets up from $11 billion to $13 billion; and 0.525% on assets over $13 billion. This agreement will remain in effect until May 1, 2017, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(c)	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2017. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2017. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
(d)	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2017. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.05% of average daily net assets through April 30, 2017. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
(e)	Invesco has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. The fee waiver agreement cannot be terminated during its term.
(f)	The Portfolio’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25%. The fee waivers and/or expense reimbursements will continue until May 1, 2017 or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the “Fund”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
(g)	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio fees and expenses) of Initial Class shares do not exceed 0.86% of the average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the Service Class shares. This agreement will remain in effect until May 1, 2017, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.
(h)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.18% for Class 2.
(i)	Through April 30, 2017, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.59% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.12%). These agreements may only be terminated with the consent of the fund’s Board.
(j)	The Board of Directors of The Universal Institutional Funds, Inc. (the “Fund”) approved an amendment to the Fund’s Plan of Distribution reducing the distribution (12b-1) fee for the Portfolio’s Class II shares from 0.35% to 0.25% effective May 1, 2015. The distribution (12b-1) fee shown in the table above has been restated to reflect such change.
(k)	New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.785% on assets over $1 billion. This agreement will remain in effect until May 1, 2017, and may only be amended or terminated prior to that date by action of the Board.
(l)	New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.525% on assets over $1 billion. This agreement will remain in effect until May 1, 2017, and may only be amended or terminated prior to that date by action of the Board.

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Examples

The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the Investment Division with the highest charges and expenses of the policy including, policyowner transaction expenses, contract fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation value of $20,000 or greater. Therefore, if your policy’s Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see “CHARGES AND DEDUCTIONS” and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or on the Annuity Commencement Date.

You would pay the following expenses on a $10,000 allocation in the Investment Division listed, assuming a 5% annual return on assets:

For New York Life Flexible Premium Variable Annuity Policies in Separate Account—III:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
MainStay VP Absolute Return Multi-Strategy—Service Class
without any Riders	$1,021.09	$1,128.93	$1,923.38	$3,988.49	$1,021.09	$1,813.62	$2,432.31	$4,018.49	$351.75	$1,128.93	$1,923.38	$3,988.49
with EBB Rider	$1,050.11	$1,219.46	$2,070.02	$4,259.02	$1,050.11	$1,898.16	$2,571.64	$4,289.02	$382.72	$1,219.46	$2,070.02	$4,259.02

For New York Life Flexible Premium Variable Annuity Policies in Separate Account—I and II:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
MainStay VP Absolute Return Multi-Strategy —Service Class
without any Riders	$1,011.25	$1,040.09	$1,761.29	$3,666.89	$1,011.25	$1,730.57	$2,278.16	$3,696.89	$341.25	$1,040.09	$1,761.29	$3,666.89

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QUESTIONS AND ANSWERS ABOUT

NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY

NOTE: The following section contains brief questions and answers about New York Life Flexible Premium Variable Annuity. You should refer to the body of this Prospectus for more detailed information.

1. What is New York Life Flexible Premium Variable Annuity?

A New York Life Flexible Premium Variable Annuity is a deferred variable annuity policy. NYLIAC issues the policy. You may allocate premium payments to the Investment Divisions of the applicable Separate Account, an Asset Allocation Model, as well as the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions or Asset Allocation Model selected and the interest credited to the amounts in the Fixed Account.

2. Where can I allocate my premium payments?

You can allocate your premium payments to one or more of the following Allocation Options:

(a)	SEPARATE ACCOUNTS

Separate Account I is used for Non-Qualified Policies and Separate Account II is used for Qualified Policies. Each of the Separate Accounts consists of 57 Investment Divisions, some of which may not be available under your policy. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions or an Asset Allocation Model, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund(s). You can allocate among a maximum of eighteen (18) Investment Divisions, plus the Fixed Account.

Separate Account III currently consists of 81 Investment Divisions, some of which may not be available under your policy. They offer investments in domestic and international markets. The available Investment Divisions and Asset Allocation Models are listed on the first and second page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions or an Asset Allocation Model, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund(s). You can allocate among a maximum of eighteen Investment Divisions, plus the Fixed Account.

(b)	FIXED ACCOUNT

Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed minimum interest rate.

3. Can I make transfers among the Investment Divisions, the Asset Allocation Models and the Fixed Account?

You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions and one of the Asset Allocation Models or from the Investment Divisions and/or an Asset Allocation Model to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500 between Investment Divisions, unless we agree otherwise. You can make transfers from the Fixed Account to the Investment Divisions or an Asset Allocation Model but certain restrictions apply. (See “THE FIXED ACCOUNT.”) Please note that each transfer to or from an Asset Allocation Model counts as one transfer. (See “THE POLICIES—Transfers.”)

You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

4. What charges are assessed against the policy?

For Policies Investing in Separate Accounts-I & II:

Before the date we start making Income Payments to you, we will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $10,000. This charge will be the lesser of $30 or 2.00% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.10% of the net asset value of the applicable Separate Account. (See “OTHER CHARGES.”)

For Policies Investing in Separate Account-III:

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Before the date we start making Income Payments to you, we will deduct a $30 policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.20% of the net asset value of the Separate Account. (See “OTHER CHARGES.”)

The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.20% of the daily net asset value of the Separate Account. (See “OTHER CHARGES.”)

We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn during the first nine Policy Years. The percentage declines after the first three Policy Years as follows:

Policy Year	Surrender Charge
1	7%
2	7%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
10+	0%

In no event will the aggregate surrender charge applied under the policy exceed nine percent (9.0%) of the total Premium Payments.

You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior Surrender Charge free withdrawals during the Policy Year. (See “CHARGES AND DEDUCTIONS—Surrender Charges” and “EXCEPTIONS TO SURRENDER CHARGES.”)

If you selected the Enhanced Beneficiary Benefit (“EBB”) Rider, we will deduct a charge each policy quarter that the rider is in effect. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted from each Investment Division and the Fixed Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy’s Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. You should consult your registered representative to determine the percentage we are currently charging before you select this rider. The current charge for the EBB Rider is 0.30% of the policy’s Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

5. What are the minimum initial and maximum additional premium payments?

The minimum initial premium payment for Qualified Policies is as follows:

(a)	for Code Section 403(b) Tax Sheltered Annuities (“TSAs”), $2,000 single premium or $50 per month;

(b)	for IRAs and Roth IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

(c)	for deferred compensation plans, $50 per month; and

(d)	for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

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(e)	For SIMPLE IRAs, $4,000 initial premium payment and, if part of a pre-authorized billing arrangement; $50 per month.

For Qualified Policies you may not make premium payments in excess of the amount permitted by law for the plan indicated.

For Non-Qualified Policies, the minimum initial premium payment is a $5,000 single premium or a $2,500 premium payment plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. Additional premium payments must be at least $50 each or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC at one of the addresses listed in Question 17 of this Prospectus or through pre-authorized monthly deductions from banks, credit unions or similar accounts and public or private employee payroll deductions. The maximum aggregate amount of premium payments we accept without prior approval is $1,000,000.

For policies investing in Separate Accounts–I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

(a)	For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

(b)	For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension (“SEP”) plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

(c)	For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

(d)	For Individual Retirement Annuity (“IRA”) policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre- authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

6. How are premium payments allocated?

We allocate the initial premium payment to the Investment Divisions and Fixed Account you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated to an Allocation Option at the close of the Business Day on which they were received. (See “THE POLICIES—Policy Application and Premium Payments.”) You may raise or lower the percentages (which must be in whole numbers), of the premium payment you place in each Allocation Option at the time you make a premium payment. The minimum amount which you may place in any one Investment Division or the Fixed Account is $25, or such lower amount as we may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Option and the number of Investment Divisions to which you may allocate your Accumulation Value. Acceptance of initial and additional premium payments is subject to our suitability standards.

7. What happens if premium payments are not made?

If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

8. Can I withdraw money from the policy before the Annuity Commencement Date?

You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in Good Order before we will process it. Under most circumstances, you may

14

make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See “DISTRIBUTIONS UNDER THE POLICY” and “FEDERAL TAX MATTERS.”) Please note that certain withdrawal requests must be made in writing and sent to NYLIAC’s Variable Products Service Center. (See “DISTRIBUTIONS UNDER THE POLICY—Surrenders and Withdrawals—Partial Withdrawals and Periodic Partial Withdrawals.”)

9. How will NYLIAC make Income Payments on the Annuity Commencement Date?

We will make Income Payments on a fixed basis. We do not currently offer a variable Income Payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Fixed Income Payments will always be the same specified amount. (See “INCOME PAYMENTS.”) we may offer other options, at our discretion, where permitted by state law.

10. What happens if I die or the Annuitant dies before the Annuity Commencement Date?

Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:

(a)	the Accumulation Value, less any outstanding loan balance, as of the day we receive a claim form in Good Order

(b)	the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, less any rider charges, or

(c)	the “reset value” (as described in this Prospectus), plus any additional premium payments made since the most recent “reset date,” less any outstanding loan balance, partial withdrawals and applicable surrender charges since the most recent “reset date.” This feature is only available for policies investing in Separate Account-III.

If the Beneficiary is the spouse (as defined under Federal law) of the Annuitant and the owner, see Question 11 below. (Also see “DEATH BEFORE ANNUITY COMMENCEMENT” and “FEDERAL TAX MATTERS.”)

11. What happens if my spouse is the Beneficiary?

If you die before the Annuity Commencement Date, your spouse (as defined under Federal law) may continue the policy as the new Owner if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only). If you are also the Annuitant, your spouse will also become the new Annuitant. If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death or the Annuitant’s death. If you elect the EBB Rider and the Enhanced Spousal Continuance Rider (“ESC”) Rider applies, see the EBB and ESC Riders.

12. Can I return the policy after it is delivered?

You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, along with a written request for cancellation in Good Order. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, we will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or NYLIAC’s Variable Products Service Center receives the policy along with the written request for cancellation in Good Order, but without any deduction for premium taxes or a surrender charge. (See “THE POLICIES—Your Right to Cancel (“Free Look”).”)

13. What about voting rights?

You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See “VOTING RIGHTS.”)

15

14. Are policy loans available?

If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity (“TSA”) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See “LOANS.”)

15. Where do I send written service requests to the NYLIAC Variable Products Service Center?

Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the following addresses:

Regular Mail	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159

Express Mail	NYLIAC Variable Products Service Center 51 Madison Avenue Room 251 New York, NY 10010

Death Claim forms may also be submitted to	New York Life P.O. Box 130539 Dallas, TX 75313-0539

Written service requests will be effective as of the Business Day they are received in Good Order at VPSC at one of the addresses listed immediately above.

Faxed or e-mailed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If your request is not in Good Order, we will not be able to process it. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

16. How do I contact NYLIAC by Telephone or by the Internet?

a. By Telephone:

Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be made by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System (“IVR”) toll-free by calling: (800) 598-2019. (See “THE POLICIES—Virtual Service Center and Interactive Voice Response System.”)

b. By Internet:

Certain service requests, including but not limited to transferring assets between investment options and e-mailing your registered representative, may be made via the internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center (“VSC”) at www.newyorklife.com/vsc and enter your user name and password. (See “THE POLICIES—Virtual Service Center and Interactive Voice Response System.”)

We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through the VSC once they have passed all security protocols to identify the policyowner.

You may authorize us to accept electronic instructions from a registered representative or the registered service assistant assigned to your policy in order to make premium allocations, transfers, partial withdrawals and changes to your investment objective and/or risk tolerance. You may also authorize your registered representative or registered service assistant to revise your Automatic Asset Reallocation (AAR) arrangement. Your AAR will be cancelled if a

16

premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangements. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer.

To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations and transfers, you must send a completed Variable Product Electronic Trading Authorization Form to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may revoke or deny Trading Authorization privileges for certain policyowners (See “Limits on Transfers”). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

17. Where do I send subsequent premium payments and loan repayments?

Subsequent premium payments and loan repayments must be sent to one of the following addresses:

Regular Mail	NYLIAC
75 Remittance Drive
Suite 3021
Chicago, IL 60675-3021

Express Mail	NYLIAC, Suite 3021
c/o The Northern Trust Bank
350 North Orleans Street
Receipt & Dispatch, 8th Floor
Chicago, IL 60654

Subsequent premium payments and loan repayments will be credited as of the Business Day they are received in Good Order at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See “THE POLICIES—Policy Application and Premium Payments.”)

17

FINANCIAL STATEMENTS

The consolidated balance sheet of NYLIAC as of December 31, 2015 and 2014, and the consolidated statements of income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2015 (including the report of the independent registered public accounting firm) and each Separate Account’s statement of assets and liabilities as of December 31, 2015, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.

18

SEPARATE ACCOUNT-III

CONDENSED FINANCIAL INFORMATION

The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995. You should read this information in conjunction with the Separate Account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Some Investment Divisions offered in policies issued prior to June 2, 2003 differ from Investment Divisions offered in policies issued on or after June 2, 2003. The initial class of the following Eligible Portfolios of the MainStay VP Funds Trust is available only for policies issued before June 2, 2003: MainStay VP Bond, MainStay VP Common Stock, MainStay VP Convertible, MainStay VP Cornerstone Growth, MainStay VP Emerging Markets Equity, MainStay VP Epoch U.S. Small Cap, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP ICAP Select Equity, MainStay VP Income Builder, MainStay VP International Equity, MainStay VP Janus Balanced, MainStay VP Large Cap Growth, MainStay VP Mid Cap Core, MainStay VP S&P 500 Index and MainStay VP T. Rowe Price Equity Income.

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
(Accumulation unit value in dollars and number of accumulation units in thousands)
MainStay VP Absolute Return Multi-Strategy – Service Class
2015	9.56	8.67	1,139
2014	11.04	9.56	1,304
2013(d)	10.00	11.04	1,051
MainStay VP Balanced – Service Class
2015	16.62	15.88	2,332
2014	15.31	16.62	2,360
2013	12.82	15.31	2,321
2012	11.63	12.82	2,202
2011	11.51	11.63	2,331
2010	10.30	11.51	2,442
2009	8.51	10.30	2,566
2008	11.51	8.51	2,966
2007	11.38	11.51	3,754
2006	10.46	11.38	4,111
MainStay VP Bond – Initial Class
2015	22.27	22.01	1,799
2014	21.35	22.27	2,077
2013	22.05	21.35	2,401
2012	21.36	22.05	3,065
2011	20.20	21.36	3,423
2010	19.00	20.20	4,083
2009	17.87	19.00	4,350
2008	17.47	17.87	4,854
2007	16.64	17.47	5,935
2006	16.14	16.64	6,999
MainStay VP Bond – Service Class
2015	13.45	13.20	2,141
2014	12.97	13.45	2,307
2013	13.48	12.97	2,465
2012	13.22	13.48	2,831
2011	12.61	13.22	2,544
2010	11.88	12.61	2,338
2009	11.21	11.88	1,931
2008	10.99	11.21	1,868
2007	10.49	10.99	1,553
2006	10.20	10.49	1,297
MainStay VP Cash Management – Initial Class
2015	1.24	1.23	40,857
2014	1.26	1.24	41,024
2013	1.28	1.26	47,181
2012	1.31	1.28	55,543

19

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2011	1.33	1.31	74,223
2010	1.35	1.33	63,661
2009	1.36	1.35	81,717
2008	1.35	1.36	127,879
2007	1.31	1.35	90,100
2006	1.27	1.31	71,765
MainStay VP Common Stock – Initial Class
2015	41.16	40.94	1,873
2014	36.45	41.16	2,110
2013	27.24	36.45	2,365
2012	23.67	27.24	2,683
2011	23.63	23.67	3,190
2010	21.28	23.63	3,746
2009	17.63	21.28	4,440
2008	28.11	17.63	5,082
2007	27.11	28.11	6,457
2006	23.61	27.11	8,043
MainStay VP Common Stock – Service Class
2015	21.85	21.32	730
2014	19.65	21.85	707
2013	14.86	19.65	682
2012	13.00	14.86	664
2011	13.02	13.00	699
2010	11.75	13.02	746
2009	9.76	11.75	764
2008	15.61	9.76	752
2007	15.09	15.61	745
2006	13.17	15.09	662
MainStay VP Conservative Allocation – Service Class
2015	14.85	14.35	5,973
2014	14.53	14.85	6,344
2013	13.13	14.53	6,426
2012	12.12	13.13	6,481
2011	11.99	12.12	6,099
2010	10.88	11.99	5,257
2009	9.05	10.88	4,445
2008	11.28	9.05	3,955
2007	10.66	11.28	3,010
2006(a)	10.00	10.66	1,612
MainStay VP Convertible – Initial Class
2015	32.84	31.96	1,744
2014	30.84	32.84	1,921
2013	24.95	30.84	2,159
2012	23.19	24.95	2,441
2011	24.69	23.19	2,884
2010	21.24	24.69	3,299
2009	14.75	21.24	3,805
2008	22.80	14.75	4,241
2007	20.13	22.80	5,245
2006	18.49	20.13	6,442
MainStay VP Convertible – Service Class
2015	19.64	18.97	2,033
2014	18.79	19.64	2,190
2013	15.49	18.79	2,202
2012	14.73	15.49	2,224
2011	15.87	14.73	2,164
2010	13.69	15.87	2,026
2009	9.53	13.69	1,830
2008	14.77	9.53	1,561
2007	13.07	14.77	1,392
2006	12.03	13.07	1,248
MainStay VP Cornerstone Growth – Initial Class
2015	26.15	26.46	3,063
2014	24.37	26.15	3,468

20

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2013	19.82	24.37	3,935
2012	17.49	19.82	4,493
2011	17.98	17.49	5,173
2010	16.25	17.98	5,925
2009	12.28	16.25	6,886
2008	20.37	12.28	7,796
2007	18.38	20.37	9,739
2006	17.85	18.38	12,330
MainStay VP Cornerstone Growth – Service Class
2015	17.33	17.43	605
2014	16.21	17.33	669
2013	13.24	16.21	729
2012	11.73	13.24	790
2011	12.11	11.73	824
2010	10.97	12.11	824
2009	8.31	10.97	830
2008	13.83	8.31	841
2007	12.51	13.83	888
2006	12.17	12.51	859
MainStay VP Cushing® Renaissance Advantage – Service Class
2015(f)	10.00	7.44	40
MainStay VP Eagle Small Cap Growth – Initial Class
2014	12.75	12.59	2,761
2013	9.87	12.75	3,651
2012(c)	10.00	9.87	4,194
MainStay VP Eagle Small Cap Growth – Service Class
2015	12.77	12.40	817
2014	12.68	12.77	798
2013	9.85	12.68	828
2012(c)	10.00	9.85	858
MainStay VP Emerging Markets Equity – Initial Class
2015	8.09	6.69	1,779
2014	9.32	8.09	2,019
2013	10.00	9.32	2,311
2012(c)	10.00	10.00	2,830
MainStay VP Emerging Markets Equity – Service Class
2015	8.03	6.62	3,139
2014	9.28	8.03	3,279
2013	9.97	9.28	3,271
2012(c)	10.00	9.97	3,256
MainStay VP Epoch U.S. Small Cap – Initial Class
2015	19.40	18.39	890
2014	18.46	19.40	995
2013	13.57	18.46	1,166
2012	12.20	13.57	1,209
2011	12.72	12.20	1,449
2010	10.32	12.72	1,768
2009	7.42	10.32	2,129
2008	14.26	7.42	1,006
2007	10.62	14.26	1,275
2006	9.57	10.62	1,389
MainStay VP Epoch U.S. Small Cap – Service Class
2015	24.78	22.93	1,025
2014	24.31	24.78	1,103
2013	18.27	24.31	1,139
2012	16.70	18.27	1,103
2011	17.53	16.70	1,146
2010	14.25	17.53	1,190
2009	10.27	14.25	1,198
2008	19.79	10.27	423
2007	14.78	19.79	404
2006	13.34	14.78	316
MainStay VP Floating Rate – Service Class
2015	12.00	11.87	4,708
2014	12.15	12.00	4,494

21

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2013	11.85	12.15	4,792
2012	11.31	11.85	4,644
2011	11.27	11.31	4,520
2010	10.59	11.27	4,790
2009	8.06	10.59	4,742
2008	10.62	8.06	3,380
2007	10.52	10.62	4,749
2006	10.10	10.52	6,301
MainStay VP Government – Initial Class
2015	20.19	20.01	1,278
2014	19.57	20.19	1,515
2013	20.35	19.57	1,748
2012	19.85	20.35	2,184
2011	18.99	19.85	2,650
2010	18.28	18.99	3,179
2009	18.24	18.28	3,659
2008	16.85	18.24	4,740
2007	16.02	16.85	4,166
2006	15.61	16.02	5,160
MainStay VP Government – Service Class
2015	12.46	12.27	1,580
2014	12.17	12.46	1,718
2013	12.67	12.17	1,761
2012	12.44	12.67	2,073
2011	11.98	12.44	2,203
2010	11.56	11.98	2,112
2009	11.57	11.56	1,877
2008	10.71	11.57	2,232
2007	10.21	10.71	1,190
2006	9.97	10.21	1,005
MainStay VP Growth Allocation – Service Class
2015	14.97	14.20	3,887
2014	14.61	14.97	3,961
2013	11.40	14.61	3,758
2012	10.07	11.40	3,678
2011	10.53	10.07	3,692
2010	9.30	10.53	3,799
2009	7.39	9.30	3,697
2008	12.03	7.39	3,357
2007	11.08	12.03	2,631
2006(a)	10.00	11.08	1,524
MainStay VP High Yield Corporate Bond – Initial Class
2015	37.20	36.11	4,651
2014	37.06	37.20	5,395
2013	35.25	37.06	6,279
2012	31.52	35.25	7,247
2011	30.08	31.52	8,021
2010	27.07	30.08	9,461
2009	19.22	27.07	10,751
2008	25.68	19.22	11,326
2007	25.46	25.68	14,914
2006	23.05	25.46	18,683
MainStay VP High Yield Corporate Bond – Service Class
2015	18.73	17.87	7,469
2014	19.09	18.73	7,991
2013	18.63	19.09	8,120
2012	17.12	18.63	7,812
2011	16.51	17.12	7,049
2010	14.90	16.51	6,755
2009	10.60	14.90	6,001
2008	14.20	10.60	5,054
2007	14.12	14.20	5,387
2006	12.81	14.12	4,654
MainStay VP ICAP Select Equity – Initial Class
2015	20.15	19.11	5,408

22

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2014	18.76	20.15	6,061
2013	14.61	18.76	6,940
2012	12.81	14.61	7,995
2011	13.19	12.81	9,516
2010	11.32	13.19	11,339
2009	8.87	11.32	13,405
2008	14.42	8.87	11,955
2007	13.68	14.42	4,594
2006	11.63	13.68	2,640
MainStay VP ICAP Select Equity – Service Class
2015	21.19	19.84	3,559
2014	19.96	21.19	3,837
2013	15.72	19.96	4,084
2012	13.92	15.72	4,261
2011	14.41	13.92	4,480
2010	12.40	14.41	4,478
2009	9.74	12.40	4,366
2008	15.87	9.74	2,583
2007	15.10	15.87	1,166
2006	12.87	15.10	413
MainStay VP Income Builder – Initial Class
2015	30.87	29.38	1,958
2014	28.96	30.87	2,208
2013	24.81	28.96	2,435
2012	21.88	24.81	2,699
2011	21.31	21.88	3,044
2010	18.82	21.31	3,491
2009	15.45	18.82	4,058
2008	21.45	15.45	4,775
2007	20.23	21.45	6,205
2006	18.74	20.23	7,691
MainStay VP Income Builder – Service Class
2015	18.13	17.01	1,083
2014	17.24	18.13	1,097
2013	14.97	17.24	961
2012	13.31	14.97	897
2011	13.21	13.31	846
2010	11.70	13.21	754
2009	9.63	11.70	743
2008	13.39	9.63	731
2007	12.66	13.39	746
2006	11.76	12.66	720
MainStay VP International Equity – Initial Class
2015	24.49	25.64	774
2014	25.50	24.49	852
2013	22.46	25.50	1,009
2012	19.07	22.46	1,188
2011	23.03	19.07	1,448
2010	22.26	23.03	1,680
2009	18.92	22.26	1,985
2008	25.81	18.92	2,432
2007	24.94	25.81	3,273
2006	19.26	24.94	3,643
MainStay VP International Equity – Service Class
2015	17.24	17.88	1,847
2014	18.18	17.24	2,031
2013	16.26	18.18	2,087
2012	13.94	16.26	2,093
2011	17.00	13.94	2,176
2010	16.47	17.00	2,071
2009	14.03	16.47	1,896
2008	19.19	14.03	1,863
2007	18.59	19.19	1,806
2006	14.39	18.59	1,339

23

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
MainStay VP Janus Balanced – Initial Class
2015	13.23	13.14	12,154
2014	12.35	13.23	13,674
2013	10.42	12.35	15,534
2012(c)	10.00	10.42	17,731
MainStay VP Janus Balanced – Service Class
2015	13.14	13.02	3,700
2014	12.29	13.14	3,811
2013	10.40	12.29	3,816
2012(c)	10.00	10.40	3,800
MainStay VP Large Cap Growth – Initial Class
2015	24.00	25.12	1,380
2014	22.00	24.00	1,481
2013	16.34	22.00	1,719
2012	14.65	16.34	1,965
2011	14.90	14.65	2,165
2010	13.01	14.90	2,526
2009	9.42	13.01	2,923
2008	15.61	9.42	3,167
2007	13.04	15.61	3,618
2006	12.33	13.04	4,322
MainStay VP Large Cap Growth – Service Class
2015	19.88	20.59	1,476
2014	18.48	19.88	1,481
2013	13.92	18.48	1,568
2012	12.66	13.92	1,576
2011	13.07	12.66	1,415
2010	11.44	13.07	1,170
2009	8.31	11.44	994
2008	13.79	8.31	785
2007	11.56	13.79	586
2006	10.96	11.56	419
MainStay VP MFS® Utilities – Service Class
2015	14.09	11.87	11,653
2014	12.71	14.09	12,687
2013	10.74	12.71	12,963
2012(c)	10.00	10.74	13,151
MainStay VP Mid Cap Core – Initial Class
2015	28.50	27.07	1,546
2014	25.27	28.50	1,734
2013	18.02	25.27	1,968
2012	15.55	18.02	2,167
2011	16.26	15.55	2,583
2010	13.33	16.26	3,044
2009	9.87	13.33	3,684
2008	17.34	9.87	1,936
2007	16.74	17.34	2,539
2006	14.77	16.74	2,876
MainStay VP Mid Cap Core – Service Class
2015	29.00	26.99	2,087
2014	26.30	29.00	2,258
2013	19.10	26.30	2,375
2012	16.69	19.10	2,390
2011	17.57	16.69	2,527
2010	14.45	17.57	2,611
2009	10.73	14.45	2,647
2008	18.88	10.73	1,202
2007	18.28	18.88	1,176
2006	16.17	18.28	986
MainStay VP Moderate Allocation – Service Class
2015	15.11	14.57	8,159
2014	14.76	15.11	8,468
2013	12.68	14.76	8,345
2012	11.49	12.68	7,985

24

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
2011	11.60	11.49	7,965
2010	10.42	11.60	7,937
2009	8.53	10.42	7,000
2008	11.59	8.53	6,063
2007	10.83	11.59	4,704
2006(a)	10.00	10.83	2,780
MainStay VP Moderate Growth Allocation – Service Class
2015	15.35	14.67	8,833
2014	15.01	15.35	8,848
2013	12.18	15.01	8,618
2012	10.85	12.18	8,459
2011	11.20	10.85	8,532
2010	9.96	11.20	8,494
2009	7.88	9.96	7,701
2008	11.87	7.88	6,919
2007	11.03	11.87	5,620
2006(a)	10.00	11.03	3,194
MainStay VP PIMCO Real Return – Service Class
2015	9.41	9.04	2,008
2014	9.33	9.41	2,406
2013	10.43	9.33	2,854
2012(c)	10.00	10.43	3,871
MainStay VP S&P 500 Index – Initial Class
2015	40.21	40.09	3,868
2014	35.98	40.21	4,423
2013	27.64	35.98	4,959
2012	24.23	27.64	5,643
2011	24.13	24.23	6,423
2010	21.33	24.13	7,461
2009	17.13	21.33	8,848
2008	27.58	17.13	10,145
2007	26.58	27.58	12,943
2006	23.35	26.58	16,021
MainStay VP S&P 500 Index – Service Class
2015	20.68	20.31	3,110
2014	18.72	20.68	3,241
2013	14.52	18.72	3,281
2012	12.86	14.52	3,373
2011	12.87	12.86	3,316
2010	11.40	12.87	3,357
2009	9.18	11.40	3,362
2008	14.82	9.18	3,315
2007	14.32	14.82	3,356
2006	12.61	14.32	3,049
MainStay VP T. Rowe Price Equity Income – Initial Class
2015	14.55	13.38	2,938
2014	13.70	14.55	3,316
2013	10.66	13.70	3,898
2012(c)	10.00	10.66	4,312
MainStay VP T. Rowe Price Equity Income – Service Class
2015	14.45	13.25	2,452
2014	13.64	14.45	2,760
2013	10.63	13.64	2,986
2012(c)	10.00	10.63	3,135
MainStay VP Unconstrained Bond – Service Class
2015	11.23	10.77	2,275
2014	11.20	11.23	2,102
2013	10.93	11.20	1,641
2012	9.76	10.93	1,100
2011(b)	10.00	9.76	304
MainStay VP Van Eck Global Hard Assets – Initial Class
2015	7.86	5.20	9,064
2014	9.82	7.86	9,212
2013	8.97	9.82	9,689

25

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
2012(c)	10.00	8.97	11,090
American Funds IS® Global Small Capitalization FundSM – Class 4
2015(f)	10.00	9.20	33
American Funds IS® New World Fund® – Class 4
2015	9.17	8.73	250
2014(e)	10.00	9.17	87
BlackRock® Global Allocation V.I. Fund – Class III
2015	10.99	10.73	1,835
2014	10.93	10.99	1,941
2013	9.69	10.93	1,925
2012	8.94	9.69	1,484
2011(b)	10.00	8.94	614
BlackRock® High Yield V.I. Fund – Class III
2015	9.83	9.32	272
2014(e)	10.00	9.83	115
Columbia Variable Portfolio – Commodity Strategy Fund – Class 2
2015(f)	10.00	7.54	7
Columbia Variable Portfolio – Emerging Markets Bond Fund – Class 2
2015(f)	10.00	9.41	3
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2015	17.83	16.43	816
2014	17.74	17.83	904
2013	13.60	17.74	947
2012	12.54	13.60	944
2011	13.59	12.54	1,016
2010	10.89	13.59	1,102
2009	8.84	10.89	1,060
2008	12.48	8.84	1,131
2007	12.99	12.48	1,274
2006	11.03	12.99	1,275
Dreyfus IP Technology Growth Portfolio – Service Shares
2015	20.96	21.57	731
2014	20.28	20.96	749
2013	15.81	20.28	791
2012	14.15	15.81	871
2011	15.76	14.15	790
2010	12.33	15.76	733
2009	7.96	12.33	661
2008	13.74	7.96	538
2007	12.18	13.74	525
2006	11.87	12.18	476
Dreyfus IP Technology Growth Portfolio – Initial Shares
2015	17.06	17.86	490
2014	16.19	17.06	503
2013	12.37	16.19	584
2012	10.85	12.37	757
2011	11.93	10.85	676
2010	9.31	11.93	896
2009	5.99	9.31	1,003
2008	10.32	5.99	817
2007	9.12	10.32	1,065
2006	8.87	9.12	1,284
Fidelity® VIP Contrafund® Portfolio – Service Class 2
2015	24.68	23.86	3,589
2014	22.97	24.68	3,725
2013	18.14	22.97	3,816
2012	16.09	18.14	3,857
2011	16.89	16.09	3,960
2010	14.65	16.89	3,939
2009	10.97	14.65	3,793
2008	19.41	10.97	3,621
2007	16.78	19.41	3,275
2006	15.27	16.78	2,697
Fidelity® VIP Contrafund® Portfolio – Initial Class
2015	42.76	42.45	2,878

26

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
2014	38.74	42.76	3,225
2013	29.92	38.74	3,688
2012	26.07	29.92	4,232
2011	27.12	26.07	4,975
2010	23.46	27.12	5,843
2009	17.53	23.46	6,908
2008	30.93	17.53	8,044
2007	26.67	30.93	10,034
2006	24.21	26.67	12,342
Fidelity® VIP Equity-Income Portfolio – Service Class 2
2015	19.37	18.19	1,613
2014	18.19	19.37	1,788
2013	14.52	18.19	1,928
2012	12.62	14.52	2,024
2011	12.72	12.62	2,124
2010	11.23	12.72	2,189
2009	8.77	11.23	2,193
2008	15.54	8.77	2,184
2007	15.57	15.54	2,168
2006	13.16	15.57	1,806
Fidelity® VIP Equity Income Portfolio – Initial Class
2015	28.16	26.66	1,723
2014	26.26	28.16	1,968
2013	20.78	26.26	2,283
2012	17.97	20.78	2,544
2011	18.04	17.97	2,957
2010	15.89	18.04	3,504
2009	12.38	15.89	4,177
2008	21.89	12.38	4,926
2007	21.86	21.89	6,579
2006	18.45	21.86	8,089
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2015	11.27	11.70	287
2014(e)	10.00	11.27	17
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2015	27.28	26.05	2,353
2014	26.72	27.28	2,620
2013	20.34	26.72	2,760
2012	18.37	20.34	2,903
2011	21.14	18.37	3,095
2010	16.68	21.14	3,189
2009	12.10	16.68	3,057
2008	20.32	12.10	3,172
2007	17.87	20.32	3,593
2006	16.12	17.87	3,833
Invesco V.I. American Value Fund – Series II Shares
2015	12.73	11.37	313
2014	11.79	12.73	224
2013(d)	10.00	11.79	81
Invesco V.I. International Growth Fund – Series II Shares
2014(e)	10.00	9.29	357
Janus Aspen Global Research Portfolio – Service Shares
2015	16.83	16.02	709
2014	16.05	16.83	708
2013	12.86	16.05	744
2012	11.00	12.86	744
2011	13.03	11.00	699
2010	11.44	13.03	693
2009	8.44	11.44	649
2008	15.51	8.44	589
2007	14.38	15.51	545
2006	12.37	14.38	476
Janus Aspen Global Research Portfolio – Institutional Shares
2015	22.85	22.01	2,422

27

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
2014	21.56	22.85	2,673
2013	17.03	21.56	3,044
2012	14.38	17.03	3,436
2011	16.90	14.38	3,988
2010	14.80	16.90	4,556
2009	10.90	14.80	5,317
2008	19.97	10.90	6,031
2007	18.48	19.97	7,468
2006	15.85	18.48	9,403
MFS® Investors Trust Series – Service Class
2015	20.65	19.71	165
2014	19.38	20.65	148
2013	15.10	19.38	147
2012	13.02	15.10	139
2011	13.60	13.02	133
2010	12.44	13.60	133
2009	9.97	12.44	127
2008	15.14	9.97	124
2007	13.96	15.14	104
2006	12.56	13.96	100
MFS® Investors Trust Series – Initial Class
2015	17.52	17.32	353
2014	16.01	17.52	412
2013	12.29	16.01	485
2012	10.46	12.29	559
2011	10.84	10.46	608
2010	9.90	10.84	735
2009	7.91	9.90	897
2008	11.99	7.91	1,050
2007	11.03	11.99	1,374
2006	9.90	11.03	1,764
MFS® Research Series – Service Class
2015	21.94	21.70	144
2014	20.84	21.94	162
2013	16.43	20.84	166
2012	14.52	16.43	149
2011	14.84	14.52	146
2010	13.01	14.84	150
2009	10.14	13.01	147
2008	16.13	10.14	141
2007	14.48	16.13	143
2006	13.33	14.48	130
MFS® Research Series – Initial Class
2015	19.47	19.35	433
2014	17.92	19.47	488
2013	13.74	17.92	540
2012	11.88	13.74	612
2011	12.10	11.88	725
2010	10.59	12.10	855
2009	8.22	10.59	1,022
2008	13.05	8.22	1,211
2007	11.69	13.05	1,536
2006	10.73	11.69	2,180
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2015	23.92	23.48	674
2014	23.29	23.92	533
2013	18.28	23.29	553
2012	17.06	18.28	615
2011	17.40	17.06	530
2010	13.70	17.40	508
2009	10.58	13.70	463
2008	18.99	10.58	525
2007	15.76	18.99	514
2006	13.96	15.76	349

28

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2015	10.64	10.51	641
2014(e)	10.00	10.64	241
PIMCO VIT Total Return Portfolio – Advisor Class
2015	10.13	10.03	524
2014(e)	10.00	10.13	208
Royce Micro-Cap Portfolio – Investment Class
2015	16.08	13.86	1,420
2014	17.22	16.08	1,595
2013	14.78	17.22	1,647
2012	14.22	14.78	1,697
2011	16.63	14.22	1,727
2010	12.97	16.63	1,697
2009	8.32	12.97	1,531
2008	14.88	8.32	1,370
2007	14.51	14.88	1,353
2006	12.16	14.51	1,051
UIF U.S. Real Estate Portfolio – Class II
2015	11.45	11.51	789
2014	8.97	11.45	807
2013(d)	10.00	8.97	137
Victory VIF Diversified Stock Fund – Class A Shares
2015	18.60	17.71	272
2014	17.19	18.60	307
2013	13.05	17.19	344
2012	11.40	13.05	357
2011	12.40	11.40	428
2010	11.20	12.40	497
2009	8.94	11.20	550
2008	14.59	8.94	567
2007	13.45	14.59	545
2006	12.00	13.45	578

(a)	For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.
(b)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(c)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.
(d)	For the period May 1, 2013 (commencement of operations in the Separate Account) through December 31, 2013.
(e)	For the period May 1, 2014 (commencement of operations in the Separate Account) through December 31, 2014.
(f)	For the period May 1, 2015 (commencement of operations in the Separate Account) through December 31, 2015.

29

CONDENSED FINANCIAL INFORMATION

The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on January 29, 1993. You should read this information in conjunction with the Separate Account’s audited financial statements and related notes that are included in the Statement of Additional Information.

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
(Accumulation unit value in dollars and number of accumulation units in thousands)
MainStay VP Absolute Return Multi-Strategy – Service Class
2015	9.58	8.70	157
2014	11.04	9.58	187
2013(d)	10.00	11.04	139
MainStay VP Balanced – Service Class
2015	16.99	16.29	329
2014	15.56	16.99	355
2013	12.97	15.56	326
2012	11.72	12.97	268
2011	11.58	11.72	299
2010	10.35	11.58	339
2009	8.54	10.35	375
2008	11.55	8.54	482
2007	11.41	11.55	636
2006	10.47	11.41	659
MainStay VP Bond – Initial Class
2015	23.84	23.59	488
2014	22.82	23.84	565
2013	23.55	22.82	639
2012	22.80	23.55	778
2011	21.54	22.80	848
2010	20.23	21.54	938
2009	19.02	20.23	970
2008	18.57	19.02	1,055
2007	17.67	18.57	1,230
2006	17.12	17.67	1,391
MainStay VP Cash Management – Initial Class
2015	1.35	1.33	7,639
2014	1.36	1.35	7,412
2013	1.38	1.36	8,234
2012	1.40	1.38	8,941
2011	1.42	1.40	10,867
2010	1.44	1.42	11,031
2009	1.46	1.44	15,559
2008	1.44	1.46	22,009
2007	1.39	1.44	15,515
2006	1.35	1.39	13,408
MainStay VP Common Stock – Initial Class
2015	48.07	47.85	725
2014	42.52	48.07	794
2013	31.75	42.52	886
2012	27.56	31.75	992
2011	27.49	27.56	1,186
2010	24.73	27.49	1,366
2009	20.47	24.73	1,584
2008	32.60	20.47	1,768
2007	31.41	32.60	2,135
2006	27.32	31.41	2,492
MainStay VP Conservative Allocation – Service Class
2015	15.06	14.62	820

30

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
2014	14.66	15.06	900
2013	13.18	14.66	905
2012	12.09	13.18	973
2011	11.93	12.09	925
2010	10.82	11.93	831
2009	8.99	10.82	733
2008	11.19	8.99	681
2007	10.57	11.19	459
2006(a)	10.00	10.57	239
MainStay VP Convertible – Initial Class
2015	33.25	32.38	354
2014	31.19	33.25	380
2013	25.21	31.19	408
2012	23.40	25.21	433
2011	24.89	23.40	486
2010	21.39	24.89	523
2009	14.84	21.39	577
2008	22.92	14.84	589
2007	20.22	22.92	684
2006	18.55	20.22	787
MainStay VP Cornerstone Growth – Initial Class
2015	33.79	34.22	1,711
2014	31.46	33.79	1,890
2013	25.56	31.46	2,072
2012	22.52	25.56	2,314
2011	23.14	22.52	2,633
2010	20.89	23.14	2,942
2009	15.77	20.89	3,358
2008	26.14	15.77	3,774
2007	23.56	26.14	4,474
2006	22.85	23.56	5,408
MainStay VP Cushing® Renaissance Advantage – Service Class
2015(f)	10.00	7.44	3
MainStay VP Eagle Small Cap Growth – Initial Class
2015	12.92	12.64	597
2014	12.77	12.92	673
2013	9.88	12.77	750
2012(c)	10.00	9.88	888
MainStay VP Eagle Small Cap Growth – Service Class
2015	11.73	11.45	16
2014	11.62	11.73	8
2013(d)	10.00	11.62	4
MainStay VP Emerging Markets Equity – Initial Class
2015	8.11	6.71	626
2014	9.34	8.11	727
2013	10.00	9.34	827
2012(c)	10.00	10.00	949
MainStay VP Epoch U.S. Small Cap – Initial Class
2015	21.76	20.65	204
2014	20.68	21.76	226
2013	15.19	20.68	246
2012	13.65	15.19	240
2011	14.21	13.65	289
2010	11.52	14.21	327
2009	8.27	11.52	390
2008	15.88	8.27	205
2007	11.82	15.88	234
2006	10.63	11.82	248
MainStay VP Floating Rate – Service Class
2015	12.29	12.15	451
2014	12.37	12.29	486
2013	12.03	12.37	549
2012	11.40	12.03	608
2011	11.33	11.40	640

31

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
2010	10.65	11.33	749
2009	8.09	10.65	589
2008	10.65	8.09	448
2007	10.54	10.65	715
2006	10.10	10.54	591
MainStay VP Government – Initial Class
2015	22.69	22.51	351
2014	21.97	22.69	413
2013	22.82	21.97	481
2012	22.24	22.82	611
2011	21.26	22.24	691
2010	20.44	21.26	878
2009	20.38	20.44	940
2008	18.80	20.38	1,105
2007	17.86	18.80	1,035
2006	17.38	17.86	1,218
MainStay VP Growth Allocation – Service Class
2015	15.23	14.53	375
2014	14.75	15.23	407
2013	11.45	14.75	363
2012	10.07	11.45	344
2011	10.50	10.07	389
2010	9.27	10.50	413
2009	7.36	9.27	465
2008	11.97	7.36	502
2007	11.01	11.97	448
2006(a)	10.00	11.01	282
MainStay VP High Yield Corporate Bond – Initial Class
2015	38.14	37.05	1,245
2014	37.96	38.14	1,437
2013	36.06	37.96	1,614
2012	32.21	36.06	1,818
2011	30.71	32.21	1,934
2010	27.61	30.71	2,162
2009	19.59	27.61	2,364
2008	26.15	19.59	2,507
2007	25.89	26.15	3,279
2006	23.41	25.89	3,783
MainStay VP ICAP Select Equity – Initial Class
2015	21.26	20.19	1,715
2014	19.78	21.26	1,884
2013	15.38	19.78	2,094
2012	13.48	15.38	2.273
2011	13.86	13.48	2,654
2010	11.88	13.86	3,013
2009	9.30	11.88	3,446
2008	15.10	9.30	3,156
2007	14.32	15.10	746
2006	12.16	14.32	353
MainStay VP Income Builder – Initial Class
2015	37.80	36.01	1,104
2014	35.43	37.80	1,216
2013	30.32	35.43	1,317
2012	26.71	30.32	1,418
2011	25.99	26.71	1,621
2010	22.94	25.99	1,822
2009	18.81	22.94	2,037
2008	26.08	18.81	2,315
2007	24.57	26.08	2,895
2006	22.74	24.57	3,445
MainStay VP International Equity – Initial Class
2015	24.12	25.27	302
2014	25.09	24.12	337
2013	22.08	25.09	368

32

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
2012	18.72	22.08	404
2011	22.59	18.72	487
2010	21.82	22.59	563
2009	18.52	21.82	656
2008	25.24	18.52	757
2007	24.37	25.24	912
2006	18.80	24.37	937
MainStay VP Janus Balanced – Initial Class
2015	13.27	13.19	3,038
2014	12.37	13.27	3,347
2013	10.43	12.37	3,698
2012(c)	10.00	10.43	4,077
MainStay VP Large Cap Growth – Initial Class
2015	24.99	26.19	311
2014	22.88	24.99	321
2013	16.99	22.88	330
2012	15.22	16.99	375
2011	15.45	15.22	411
2010	13.48	15.45	430
2009	9.75	13.48	474
2008	16.14	9.75	488
2007	13.47	16.14	478
2006	12.73	13.47	534
MainStay VP MFS® Utilities – Service Class
2015	14.13	11.91	1,662
2014	12.73	14.13	1,832
2013	10.75	12.73	1,882
2012(c)	10.00	10.75	1,912
MainStay VP Mid Cap Core – Initial Class
2015	29.37	27.92	486
2014	26.01	29.37	523
2013	18.53	26.01	540
2012	15.98	18.53	567
2011	16.69	15.98	664
2010	13.67	16.69	774
2009	10.12	13.67	910
2008	17.74	10.12	458
2007	17.11	17.74	590
2006	15.08	17.11	631
MainStay VP Moderate Allocation – Service Class
2015	15.45	14.96	1,196
2014	14.99	15.45	1,261
2013	12.78	14.99	1,231
2012	11.53	12.78	1,325
2011	11.60	11.53	1,330
2010	10.42	11.60	1,357
2009	8.51	10.42	1,326
2008	11.56	8.51	1,214
2007	10.79	11.56	1,055
2006(a)	10.00	10.79	566
MainStay VP Moderate Growth Allocation – Service Class
2015	15.78	15.17	888
2014	15.32	15.78	945
2013	12.36	15.32	1,015
2012	10.95	12.36	986
2011	11.26	10.95	1,112
2010	10.00	11.26	1,206
2009	7.91	10.00	1,203
2008	11.89	7.91	1,246
2007	11.04	11.89	1,065
2006(a)	10.00	11.04	723
MainStay VP PIMCO Real Return – Service Class
2015	9.44	9.07	221
2014	9.35	9.44	292

33

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
2013	10.44	9.35	376
2012(c)	10.00	10.44	547
MainStay VP S&P 500 Index – Initial Class
2015	51.02	50.91	1,416
2014	45.60	51.02	1,534
2013	34.99	45.60	1,688
2012	30.65	34.99	1,883
2011	30.49	30.65	2,137
2010	26.92	30.49	2,446
2009	21.60	26.92	2,799
2008	34.75	21.60	3,169
2007	33.45	34.75	3,820
2006	29.36	33.45	4,553
MainStay VP T. Rowe Price Equity Income – Initial Class
2015	14.60	13.43	792
2014	13.72	14.60	894
2013	10.67	13.72	1,025
2012(c)	10.00	10.67	1,107
MainStay VP Unconstrained Bond – Service Class
2015	11.27	10.83	271
2014	11.23	11.27	250
2013	10.95	11.23	193
2012	9.76	10.95	103
2011(b)	10.00	9.76	39
MainStay VP Van Eck Global Hard Assets – Initial Class
2015	7.88	5.22	968
2014	9.83	7.88	1,141
2013	8.98	9.83	1,161
2012(c)	10.00	8.98	1,488
American Funds IS® Global Small Capitalization FundSM – Class 4
2015(f)	10.00	9.21	3
American Funds IS® New World Fund® – Class 4
2015	9.17	8.75	29
2014(e)	10.00	9.17	9
BlackRock Global Allocation V.I. Fund – Class III
2015	11.03	10.78	319
2014	10.96	11.03	346
2013	9.71	10.96	310
2012	8.94	9.71	244
2011(b)	10.00	8.94	86
BlackRock® High Yield V.I. Fund – Class III
2015	9.84	9.34	56
2014(e)	10.00	9.84	26
Columbia Variable Portfolio – Commodity Strategy Fund – Class 2
2015(f)	10.00	7.55	0
Columbia Variable Portfolio – Emerging Markets Bond Fund – Class 2
2015(f)	10.00	9.42	0
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2015	18.65	17.25	76
2014	18.34	18.65	81
2013	13.86	18.34	84
2012	12.62	13.86	90
2011	13.62	12.62	105
2010	10.91	13.62	125
2009	8.84	10.91	140
2008	12.47	8.84	147
2007	12.97	12.47	178
2006	11.01	12.97	199
Dreyfus IP Technology Growth Portfolio – Initial Shares
2015	17.13	17.95	171
2014	16.24	17.13	128
2013	12.39	16.24	145
2012	10.86	12.39	181
2011	11.93	10.86	227

34

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
2010	9.30	11.93	213
2009	5.98	9.30	236
2008	10.29	5.98	190
2007	9.09	10.29	223
2006	8.83	9.09	245
Fidelity® VIP Contrafund® Portfolio – Initial Class
2015	42.52	42.25	1,078
2014	38.48	42.52	1,174
2013	29.70	38.48	1,268
2012	25.84	29.70	1,398
2011	26.86	25.84	1,633
2010	23.21	26.86	1,868
2009	17.33	23.21	2,147
2008	30.54	17.33	2,435
2007	26.31	30.54	2,842
2006	23.86	26.31	3,259
Fidelity® VIP Equity-Income Portfolio – Initial Class
2015	28.74	27.24	487
2014	26.78	28.74	544
2013	21.17	26.78	593
2012	18.29	21.17	634
2011	18.35	18.29	729
2010	16.14	18.35	861
2009	12.56	16.14	978
2008	22.19	12.56	1,111
2007	22.14	22.19	1,365
2006	18.66	22.14	1,526
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2015	11.27	11.72	21
2014(e)	10.00	11.27	4
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2015	30.17	29.30	291
2014	28.83	30.17	329
2013	21.49	28.83	364
2012	19.01	21.49	406
2011	21.60	19.01	491
2010	17.02	21.60	560
2009	12.34	17.02	576
2008	20.70	12.34	634
2007	18.18	20.70	740
2006	16.39	18.18	811
Invesco V.I. American Value Fund – Series II Shares
2015	12.75	11.40	34
2014	11.80	12.75	20
2013(d)	10.00	11.80	7
Invesco V.I. International Growth Fund – Series II Shares
2015	9.68	9.31	45
2014(e)	10.00	9.68	7
Janus Aspen Global Research Portfolio – Institutional Shares
2015	23.31	22.49	799
2014	21.98	23.31	864
2013	17.34	21.98	951
2012	14.63	17.34	1,044
2011	17.18	14.63	1,178
2010	15.03	17.18	1,331
2009	11.06	15.03	1,499
2008	20.24	11.06	1,684
2007	18.71	20.24	1,986
2006	16.03	18.71	2,371
MFS® Investors Trust Series – Initial Class
2015	18.07	17.88	76
2014	16.50	18.07	76
2013	12.66	16.50	79
2012	10.76	12.66	79

35

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
2011	11.14	10.76	80
2010	10.16	11.14	92
2009	8.11	10.16	104
2008	12.28	8.11	111
2007	11.28	12.28	128
2006	10.12	11.28	163
MFS® Research Series – Initial Class
2015	19.54	19.44	55
2014	17.96	19.54	65
2013	13.76	17.96	68
2012	11.88	13.76	79
2011	12.09	11.88	96
2010	10.57	12.09	113
2009	8.20	10.57	130
2008	13.01	8.20	155
2007	11.64	13.01	181
2006	10.67	11.64	210
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2015	23.81	23.74	79
2014	22.48	23.81	70
2013	17.22	22.48	78
2012	15.56	17.22	87
2011	15.72	15.56	72
2010	12.37	15.72	68
2009	9.54	12.37	61
2008	17.11	9.54	67
2007	14.19	17.11	72
2006	12.56	14.19	60
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2015	10.65	10.53	86
2014(e)	10.00	10.65	47
PIMCO VIT Total Return Portfolio – Advisor Class
2015	10.14	10.04	74
2014(e)	10.00	10.14	18
Royce Micro-Cap Portfolio – Investment Class
2015	17.33	14.97	100
2014	18.21	17.33	121
2013	15.25	18.21	133
2012	14.35	15.25	197
2011	16.54	14.35	175
2010	12.90	16.54	179
2009	8.27	12.90	178
2008	14.76	8.27	168
2007	14.38	14.76	189
2006	12.04	14.38	169
UIF U.S. Real Estate Portfolio – Class II
2015	11.47	11.54	84
2014	8.98	11.47	67
2013(d)	10.00	8.98	17
Victory VIF Diversified Stock Fund – Class A Shares
2015	18.75	17.93	43
2014	17.23	18.75	54
2013	13.04	17.23	63
2012	11.36	13.04	62
2011	12.35	11.36	76
2010	11.14	12.35	85
2009	8.88	11.14	95
2008	14.48	8.88	119
2007	13.34	14.48	110
2006	11.89	13.34	108

(a)	For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.
(b)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(c)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.

36

(d)	For the period May 1, 2013 (commencement of operations in the Separate Account) through December 31, 2013.
(e)	For the period May 1, 2014 (commencement of operations in the Separate Account) through December 31, 2014.
(f)	For the period May 1, 2015 (commencement of operations in the Separate Account) through December 31, 2015.

37

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
(Accumulation unit value in dollars and number of accumulation units in thousands)
MainStay VP Absolute Return Multi-Strategy – Service Class
2015	9.58	8.70	55
2014	11.04	9.58	100
2013(d)	10.00	11.04	83
MainStay VP Balanced – Service Class
2015	16.98	16.29	200
2014	15.56	16.98	207
2013	12.96	15.56	205
2012	11.72	12.96	182
2011	11.58	11.72	203
2010	10.35	11.58	239
2009	8.54	10.35	281
2008	11.55	8.54	374
2007	11.41	11.55	504
2006	10.47	11.41	522
MainStay VP Bond – Initial Class
2015	23.84	23.59	297
2014	22.82	23.84	333
2013	23.55	22.82	432
2012	22.80	23.55	585
2011	21.54	22.80	642
2010	20.23	21.54	735
2009	19.02	20.23	814
2008	18.57	19.02	879
2007	17.67	18.57	1,074
2006	17.12	17.67	1,291
MainStay VP Cash Management – Initial Class
2015	1.35	1.33	4,442
2014	1.36	1.35	3,667
2013	1.38	1.36	5,734
2012	1.40	1.38	6,226
2011	1.42	1.40	8,756
2010	1.44	1.42	7,956
2009	1.46	1.44	10,684
2008	1.44	1.46	17,809
2007	1.39	1.44	12,112
2006	1.35	1.39	10,856
MainStay VP Common Stock – Initial Class
2015	48.07	47.85	466
2014	42.52	48.07	526
2013	31.75	42.52	593
2012	27.56	31.75	641
2011	27.49	27.56	752
2010	24.73	27.49	895
2009	20.47	24.73	1,057
2008	32.60	20.47	1,254
2007	31.41	32.60	1,551
2006	27.32	31.41	1,891
MainStay VP Conservative Allocation – Service Class
2015	15.10	14.66	516
2014	14.70	15.10	537
2013	13.21	14.70	494
2012	12.12	13.21	520
2011	11.96	12.12	570
2010	10.85	11.96	634
2009	9.01	10.85	614
2008	11.22	9.01	706
2007	10.60	11.22	578
2006(a)	10.00	10.60	274
MainStay VP Convertible – Initial Class
2015	33.33	32.47	235

38

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2014	31.27	33.33	264
2013	25.28	31.27	282
2012	23.46	25.28	297
2011	24.96	23.46	357
2010	21.45	24.96	414
2009	14.88	21.45	464
2008	22.98	14.88	513
2007	20.27	22.98	632
2006	18.60	20.27	785
MainStay VP Cornerstone Growth – Initial Class
2015	33.79	34.22	1,039
2014	31.46	33.79	1,153
2013	25.56	31.46	1,287
2012	22.52	25.56	1,444
2011	23.14	22.52	1,614
2010	20.89	23.14	1,840
2009	15.77	20.89	2,159
2008	26.14	15.77	2,553
2007	23.56	26.14	3,168
2006	22.85	23.56	4,037
MainStay VP Cushing® Renaissance Advantage – Service Class
2015(f)	10.00	7.44	4
MainStay VP Eagle Small Cap Growth – Initial Class
2015	12.92	12.64	285
2014	12.77	12.92	321
2013	9.88	12.77	364
2012(c)	10.00	9.88	432
MainStay VP Eagle Small Cap Growth – Service Class
2015	11.73	11.45	30
2014	11.62	11.73	13
2013(d)	10.00	11.62	21
MainStay VP Emerging Markets Equity – Initial Class
2015	8.11	6.71	347
2014	9.34	8.11	395
2013	10.00	9.34	443
2012(c)	10.00	10.00	588
MainStay VP Epoch U.S. Small Cap – Initial Class
2015	21.71	20.61	153
2014	20.64	21.71	163
2013	15.16	20.64	181
2012	13.62	15.16	169
2011	14.18	13.62	178
2010	11.49	14.18	210
2009	8.26	11.49	239
2008	15.85	8.26	106
2007	11.80	15.85	158
2006	10.61	11.80	177
MainStay VP Floating Rate – Service Class
2015	12.29	12.15	384
2014	12.37	12.29	413
2013	12.03	12.37	478
2012	11.40	12.03	470
2011	11.33	11.40	388
2010	10.65	11.33	421
2009	8.09	10.65	438
2008	10.65	8.09	365
2007	10.54	10.65	764
2006	10.10	10.54	790
MainStay VP Government – Initial Class
2015	22.69	22.51	299
2014	21.97	22.69	328
2013	22.82	21.97	377
2012	22.24	22.82	498
2011	21.26	22.24	600
2010	20.44	21.26	711

39

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2009	20.38	20.44	853
2008	18.80	20.38	1,076
2007	17.86	18.80	1,022
2006	17.38	17.86	1,249
MainStay VP Growth Allocation – Service Class
2015	15.10	14.40	169
2014	14.62	15.10	189
2013	11.35	14.62	151
2012	9.98	11.35	204
2011	10.41	9.98	240
2010	9.19	10.41	277
2009	7.29	9.19	317
2008	11.87	7.29	345
2007	10.92	11.87	370
2006(a)	10.00	10.92	190
MainStay VP High Yield Corporate Bond – Initial Class
2015	38.18	37.09	1,156
2014	38.00	38.18	1,340
2013	36.10	38.00	1,588
2012	32.25	36.10	1,770
2011	30.75	32.25	1,882
2010	27.64	30.75	2,212
2009	19.61	27.64	2,408
2008	26.18	19.61	2,640
2007	25.92	26.18	3,670
2006	23.44	25.92	4,543
MainStay VP ICAP Select Equity – Initial Class
2015	20.97	19.92	1,128
2014	19.51	20.97	1,289
2013	15.17	19.51	1,418
2012	13.30	15.17	1,534
2011	13.67	13.30	1,781
2010	11.73	13.67	2,038
2009	9.18	11.73	2,411
2008	14.90	9.18	2,381
2007	14.13	14.90	583
2006	12.00	14.13	207
MainStay VP Income Builder – Initial Class
2015	37.80	36.01	841
2014	35.43	37.80	933
2013	30.32	35.43	1,011
2012	26.71	30.32	1,097
2011	25.99	26.71	1,233
2010	22.94	25.99	1,412
2009	18.81	22.94	1,646
2008	26.08	18.81	1,979
2007	24.57	26.08	2,532
2006	22.74	24.57	3,104
MainStay VP International Equity – Initial Class
2015	24.11	25.26	216
2014	25.08	24.11	234
2013	22.07	25.08	259
2012	18.72	22.07	297
2011	22.58	18.72	353
2010	21.81	22.58	394
2009	18.51	21.81	459
2008	25.23	18.51	564
2007	24.36	25.23	743
2006	18.79	24.36	800
MainStay VP Janus Balanced – Initial Class
2015	13.27	13.19	1,405
2014	12.37	13.27	1,572
2013	10.43	12.37	1,725
2012(c)	10.00	10.43	1,935

40

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
MainStay VP Large Cap Growth – Initial Class
2015	24.77	25.96	196
2014	22.69	24.77	184
2013	16.84	22.69	203
2012	15.08	16.84	258
2011	15.32	15.08	228
2010	13.36	15.32	225
2009	9.67	13.36	279
2008	16.00	9.67	262
2007	13.36	16.00	283
2006	12.62	13.36	368
MainStay VP MFS® Utilities – Service Class
2015	14.13	11.91	786
2014	12.73	14.13	949
2013	10.75	12.73	936
2012(c)	10.00	10.75	952
MainStay VP Mid Cap Core – Initial Class
2015	29.32	27.88	283
2014	25.97	29.32	322
2013	18.50	25.97	340
2012	15.95	18.50	353
2011	16.66	15.95	435
2010	13.65	16.66	505
2009	10.10	13.65	577
2008	17.71	10.10	316
2007	17.08	17.71	411
2006	15.06	17.08	484
MainStay VP Moderate Allocation – Service Class
2015	15.34	14.86	666
2014	14.89	15.34	797
2013	12.70	14.89	709
2012	11.45	12.70	615
2011	11.52	11.45	595
2010	10.35	11.52	658
2009	8.45	10.35	754
2008	11.48	8.45	694
2007	10.72	11.48	596
2006(a)	10.00	10.72	318
MainStay VP Moderate Growth Allocation – Service Class
2015	15.56	14.96	577
2014	15.10	15.56	525
2013	12.18	15.10	572
2012	10.79	12.18	609
2011	11.09	10.79	674
2010	9.85	11.09	706
2009	7.79	9.85	695
2008	11.72	7.79	766
2007	10.88	11.72	735
2006(a)	10.00	10.88	394
MainStay VP PIMCO Real Return – Service Class
2015	9.44	9.07	99
2014	9.35	9.44	132
2013	10.44	9.35	205
2012(c)	10.00	10.44	381
MainStay VP S&P 500 Index – Initial Class
2015	51.02	50.91	917
2014	45.60	51.02	999
2013	34.99	45.60	1,102
2012	30.65	34.99	1,200
2011	30.49	30.65	1,373
2010	26.92	30.49	1,554
2009	21.60	26.92	1,790
2008	34.75	21.60	2,167
2007	33.45	34.75	2,726

41

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2006	29.36	33.45	3,363
MainStay VP T. Rowe Price Equity Income – Initial Class
2015	14.60	13.43	436
2014	13.72	14.60	494
2013	10.67	13.72	546
2012(c)	10.00	10.67	577
MainStay VP Unconstrained Bond – Service Class
2015	11.27	10.83	170
2014	11.23	11.27	242
2013	10.95	11.23	167
2012	9.76	10.95	90
2011(b)	10.00	9.76	35
MainStay VP Van Eck Global Hard Assets – Initial Class
2015	7.88	5.22	483
2014	8.98	7.88	567
2013	8.98	9.83	589
2012(c)	10.00	8.98	818
American Funds IS® Global Small Capitalization Fund SM – Class 4
2015(f)	10.00	9.21	4
American Funds IS® New World Fund® – Class 4
2015	9.17	8.75	13
2014(e)	10.00	9.17	5
BlackRock® Global Allocation V.I. Fund – Class III
2015	11.03	10.78	118
2014	10.96	11.03	121
2013	9.71	10.96	101
2012	8.94	9.71	88
2011(b)	10.00	8.94	44
BlackRock® High Yield V.I. Fund – Class III
2015	9.84	9.34	13
2014(e)	10.00	9.84	12
Columbia Variable Portfolio – Commodity Strategy Fund – Class 2
2015(f)	10.00	7.55	0
Columbia Variable Portfolio – Emerging Markets Bond Fund – Class 2
2015(f)	10.00	9.42	0
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2015	18.65	17.25	42
2014	18.34	18.65	42
2013	13.86	18.34	45
2012	12.62	13.86	48
2011	13.62	12.62	59
2010	10.91	13.62	73
2009	8.84	10.91	92
2008	12.47	8.84	117
2007	12.97	12.47	138
2006	11.01	12.97	169
Dreyfus IP Technology Growth Portfolio – Initial Shares
2015	17.65	18.49	88
2014	16.74	17.65	70
2013	12.77	16.74	83
2012	11.19	12.77	80
2011	12.29	11.19	68
2010	9.58	12.29	71
2009	6.16	9.58	82
2008	10.61	6.16	72
2007	9.37	10.61	108
2006	9.10	9.37	109
Fidelity® VIP Contrafund® Portfolio – Initial Class
2015	43.35	43.08	547
2014	39.23	43.35	589
2013	30.28	39.23	656
2012	26.35	30.28	742
2011	27.38	26.35	857
2010	23.67	27.38	1,001

42

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2009	17.67	23.67	1,168
2008	31.14	17.67	1,436
2007	26.82	31.14	1,758
2006	24.33	26.82	2,074
Fidelity® VIP Equity-Income Portfolio – Initial Class
2015	28.96	27.45	265
2014	26.98	28.96	299
2013	21.33	26.98	339
2012	18.42	21.33	351
2011	18.48	18.42	413
2010	16.26	18.48	489
2009	12.65	16.26	614
2008	22.35	12.65	802
2007	22.30	22.35	1,018
2006	18.80	22.30	1,207
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2015	11.27	11.72	23
2014(e)	10.00	11.27	6
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2015	29.66	28.80	153
2014	28.34	29.66	171
2013	21.13	28.34	179
2012	18.69	21.13	199
2011	21.24	18.69	225
2010	16.73	21.24	263
2009	12.13	16.73	296
2008	20.35	12.13	343
2007	17.87	20.35	441
2006	16.11	17.87	499
Invesco V.I. American Value Fund – Series II Shares
2015	12.75	11.40	18
2014	11.80	12.75	11
2013(d)	10.00	11.80	6
Invesco V.I. International Growth Fund – Series II Shares
2015	9.68	9.31	16
2014(e)	10.00	9.68	7
Janus Aspen Global Research Portfolio – Institutional Shares
2015	23.27	22.44	393
2014	21.94	23.27	441
2013	17.31	21.94	488
2012	14.60	17.31	570
2011	17.15	14.60	663
2010	15.00	17.15	757
2009	11.03	15.00	895
2008	20.20	11.03	1,045
2007	18.67	20.20	1,301
2006	16.00	18.67	1,550
MFS® Investors Trust Series – Initial Class
2015	17.59	17.40	38
2014	16.05	17.59	42
2013	12.32	16.05	46
2012	10.47	12.32	43
2011	10.84	10.47	48
2010	9.89	10.84	50
2009	7.89	9.89	66
2008	11.95	7.89	76
2007	10.98	11.95	92
2006	9.84	10.98	111
MFS® Research Series – Initial Class
2015	19.80	19.70	40
2014	18.20	19.80	43
2013	13.94	18.20	47
2012	12.04	13.94	46
2011	12.25	12.04	45

43

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2010	10.71	12.25	52
2009	8.31	10.71	67
2008	13.17	8.31	80
2007	11.79	13.17	118
2006	10.81	11.79	143
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2015	24.97	24.89	53
2014	23.57	24.97	34
2013	18.05	23.57	44
2012	16.32	18.05	51
2011	16.49	16.32	43
2010	12.97	16.49	51
2009	10.01	12.97	49
2008	17.95	10.01	59
2007	14.88	17.95	68
2006	13.17	14.88	41
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2015	10.65	10.53	29
2014(e)	10.00	10.65	30
PIMCO VIT Total Return Portfolio – Advisor Class
2015	10.14	10.04	93
2014(e)	10.00	10.14	23
Royce Micro-Cap Portfolio – Investment Class
2015	17.28	14.94	45
2014	18.16	17.28	53
2013	15.21	18.16	68
2012	14.32	15.21	92
2011	16.50	14.32	117
2010	12.86	16.50	126
2009	8.25	12.86	124
2008	14.73	8.25	146
2007	14.35	14.73	164
2006	12.01	14.35	122
UIF U.S. Real Estate Portfolio – Class II
2015	11.47	11.54	56
2014	8.98	11.47	84
2013(d)	10.00	8.98	4
Victory VIF Diversified Stock Fund – Class A Shares
2015	18.24	17.45	21
2014	16.77	18.24	22
2013	12.69	16.77	27
2012	11.05	12.69	24
2011	12.02	11.05	26
2010	10.84	12.02	38
2009	8.64	10.84	51
2008	14.09	8.64	64
2007	12.98	14.09	87
2006	11.57	12.98	91

(a)	For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.
(b)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(c)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.
(d)	For the period May 1, 2013 (commencement of operations in the Separate Account) through December 31, 2013.
(e)	For the period May 1, 2014 (commencement of operations in the Separate Account) through December 31, 2014.
(f)	For the period May 1, 2015 (commencement of operations in the Separate Account) through December 31, 2015.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

AND THE SEPARATE ACCOUNT

New York Life Insurance and Annuity Corporation

New York Life Insurance and Annuity Corporation (“NYLIAC”) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies described in this Prospectus, NYLIAC offers life insurance policies and other annuities.

NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $143.1 billion at the end of 2015. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.

The Separate Accounts

Separate Accounts-I and II were established on October 5, 1992; Separate Account-III was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. Each Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Accounts.

Although the assets of each Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC’s other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of the Fixed Account and any other separate account of NYLIAC.

Separate Accounts-I and II currently have 57 Investment Divisions, some of which may not be available under your policy; Separate Account-III currently has 81 Investment Divisions, some of which may not be available under your policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

The Portfolios

The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

We offer no assurance that any of the Eligible Portfolios will attain their respective stated objectives.

The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called “mixed funding.” The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding.” Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund’s investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is

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whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund’s investment adviser, or its distributor.

We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services we provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from “Rule 12b-1” fees charged by the Fund and deducted from Fund assets. These payments are also a factor in our selection of Funds and Eligible Portfolios. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

The amounts we receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, we receive payments or revenue under various arrangements in amounts ranging from 0.15% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

Asset Allocation Models

The Asset Allocation Models are available at no extra charge. You can select only one Asset Allocation Model at a time. Only the 2016 Models are available for new allocations.

Each Asset Allocation Model specifies percentage allocations among various Investment Divisions available through your policy. If you wish to allocate your Accumulation Value to an Asset Allocation Model, you may do so by notifying us in writing at one of the addresses listed in Question 15 of this Prospectus.

The Asset Allocation Models are static, but gains and/or losses from the Funds in a model will cause the model’s original percentages to shift. You may rebalance your allocation(s) to an Asset Allocation Model to reflect the model’s original percentage by notifying us in writing at one of the addresses listed in Question 15 of this Prospectus.

The available Asset Allocation Models may change from time to time. We may create new Asset Allocation Models with asset allocations or Investment Divisions that vary from those of existing Asset Allocation Models. We will provide written notice if we offer new Asset Allocation Models, if there is a material change in our arrangement with NYLIM regarding the Asset Allocation Model program, or if we terminate our Asset Allocation Model program. We will not reallocate your Accumulation Value, or change your premium allocation instructions, in response to these changes. However, the Investment Divisions and allocation percentages for your model could change due to events such as mergers, substitutions, liquidations or closures. We will notify you in writing of any such events.

You can get information about new or updated Asset Allocation Models, or about Asset Allocation Models that are no longer available for new investment, by contacting your registered representative. You should consult your registered representative periodically to consider whether any model you have selected is still appropriate for you. If you wish to remove funds from your current Asset Allocation Model and/or allocate funds to a 2016 Asset Allocation Model, you may do so by notifying us in writing at one of the addresses listed in Question 15 of this Prospectus.

The currently offered Asset Allocation Models are available to all policyholders. Any previously offered Asset Allocation Models are available only to those policyholders who allocated to those Models when they were offered. You can select only one Asset Allocation Model at a time. If you transfer out of an Asset Allocation Model that is no longer offered, you will not be able to transfer back into that Asset Allocation Model. Transfers into or out of an Asset Allocation Model count as one transfer and are subject to the conditions and restrictions listed in “THE POLICIES”.

You may change your allocation to a particular Model at any time and reallocate your Accumulation Value to other Investment Divisions or another available Asset Allocation Model.

For example, if you have allocated to an Asset Allocation Model and you later decide you prefer different percentage allocations among the Investment Divisions in the Model than those specified by the Model, you will need to transfer out of that Model and allocate your Accumulation Value to those Investment Divisions in the percentages you want. (See “THE POLICIES—Transfers”.) If you then want your Accumulation Value to remain at the new percentages you selected, you should ensure that the AAR feature is in effect and accurately reflects your choice of investment percentages for each Investment Division. (See “THE POLICIES—Automatic Asset Rebalancing”.) You may also have amounts held under the Interest Sweep option allocated to an Asset Allocation Model.

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We have no discretionary authority or control over your investment decisions. The Asset Allocation Models are comprised of then available Investment Divisions and do not include the Fixed Account. We make available educational information and materials (e.g., risk tolerance questionnaire, and Fund prospectuses) that can help you select an Asset Allocation Model, but we do not recommend any particular Asset Allocation Model or otherwise provide advice as to what Asset Allocation Model may be appropriate for you. Consequently, you are responsible for your decision to allocate your Accumulation Value to an Asset Allocation Model, and to select the Asset Allocation Model that is best for you.

Asset allocation does not guarantee that your Accumulation Value will increase or protect against losses in a declining market. Tools used to assess your risk tolerance, such as the Investor Profile, may not be accurate and could be less effective if your circumstances change over time. We reserve the right to terminate or change the asset allocation program at any time. As noted above, if the program is terminated or changed, we will not reallocate your Accumulation Value. If you want to reallocate your Accumulation Value, you will need to send us a transfer request to one of the addresses in Question 15, by telephone, or through the VSC. (See “THE POLICIES—Transfers”.)

An Asset Allocation Model may not perform as intended. Hence, it may not achieve its investment objective or reduce volatility. When considering an Asset Allocation Model for your situation, you should consider your other assets, income and investments in addition to this policy. An Asset Allocation Model may perform better or worse than any single investment option or any other combination of investment options. Asset Allocation does not guarantee that your Accumulation Value will increase, or protect against losses. In addition, the timing of your investment and any rebalancing may affect performance.

Because returns from each Investment Division in the Asset Allocation Models will vary, over time the percentage of your policy’s Accumulation Value that is allocated to each Investment Division in the Asset Allocation Model you select may not remain at the initial percentages. To keep your Accumulation Value at these initial percentages in line with your current investment objective, consider choosing the Automatic Asset Reallocation option. (See “THE POLICIES—Automatic Asset Reallocation”.)

Rebalancing or periodic updating of Asset Allocation Models can cause the Eligible Portfolios underlying in the Investment Divisions that make up a model to need to raise cash for money flowing out of Funds or vice versa. In order to raise cash, those Funds may need to sell assets at prices lower than otherwise expected, which can hurt Fund share prices. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These transactions and expenses can adversely affect the performance of the relevant Funds and of the Asset Allocation Models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund’s prospectus.

Conflicts of Interest

New York Life Investment Management LLC (“New York Life Investments”), an affiliate of NYLIAC and the Investment Adviser to the MainStay VP Funds Trust, designed the Asset Allocation Models. While the Asset Allocation Models are designed to offer you a convenient way to make allocation decisions, you should be aware that New York Life Investments is subject to competing interests that may have influenced its decision making with regard to the composition of the Asset Allocation Models. For example, because New York Life Investments receives fees for advising the MainStay VP Funds Trust, it benefits from including a relatively high percentage of these Investment Divisions in the Asset Allocation Models. MainStay VP Investment Divisions also predominate in the Asset Allocation Models because they represent the majority of Investment Divisions offered with the policy and are prevalent among the low- and moderate-risk Investment Divisions that make up the Asset Allocation Models. New York Life Investments also did not include certain non-proprietary Investment Divisions in the Asset Allocation Models because their investment profile (e.g., sector-specific concentration or shifting asset composition) was determined to be incompatible with the risk and return profile of the Asset Allocation Models. As Investment Divisions may have been included in an Asset Allocation Model based on asset class exposure, they may have also been selected over Investment Divisions with better past investment performance or lower fees.

As noted above, we receive payments or compensation from the Funds or their Investment Advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services that we provide with respect to the Eligible Portfolios and their availability through the policies. The amount of this revenue and how it is computed varies by Fund, may be significant, and may create conflicts of interest in the design of the Asset Allocation Models.

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The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS

MainStay VP Funds Trust

New York Life Investment

Management LLC

Subadviser:

New York Life Investors LLC (“NYL Investors”)

Subadvisers:

Candriam France S.A.S.,

Cornerstone Capital Management

Holdings (“Cornerstone“), Cushing

Asset Management (“Cushing”), and

MacKay Shields LLC (“MacKay”)

Subadvisers: Cornerstone and NYL Investors

Subadviser: Cornerstone

Subadviser: Cushing

Subadvisers:

Candriam Belgium and Cornerstone

Subadviser:

Eagle Asset Management, Inc.

Subadviser: Epoch Investment

Partners, Inc. (“Epoch”)

Subadviser:

Janus Capital Management LLC

Subadviser: Massachusetts Financial

ServicesCompany (“MFS”)

Subadviser:

Pacific Investment Management

Company LLC

Subadviser:

T. Rowe Price Associates, Inc.

Subadviser:

Van Eck Associates Corporation

Subadviser: MacKay

Subadviser: Institutional Capital LLC

Subadviser: Winslow Capital

Management, Inc.

Subadvisers: Epoch and MacKay

MainStay VP Conservative Allocation

MainStay VP Growth Allocation

MainStay VP Moderate Allocation

MainStay VP Moderate Growth Allocation

MainStay VP Bond

MainStay VP Cash Management

MainStay VP Floating Rate

MainStay VP Absolute Return Multi-
Strategy

MainStay VP Balanced

MainStay VP Common Stock

MainStay VP Cornerstone Growth

MainStay VP International Equity

MainStay VP Mid Cap Core

MainStay VP S&P 500 Index

MainStay VP Small Cap Core

MainStay VP Cushing Renaissance Advantage

MainStay VP Emerging Markets Equity

MainStay VP Eagle Small Cap Growth*

MainStay VP Epoch U.S. Small Cap

MainStay VP Janus Balanced*

MainStay VP MFS® Utilities

MainStay VP PIMCO Real Return

MainStay VP T. Rowe Price Equity Income

MainStay VP VanEck Global Hard Assets

MainStay VP Convertible

MainStay VP Government;

MainStay VP High Yield Corporate Bond

MainStay VP Unconstrained Bond

MainStay VP ICAP Select Equity

MainStay VP Large Cap Growth

MainStay VP Income Builder

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FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.	Invesco V.I. American Value Fund Invesco V.I. International Growth Fund

American Funds Insurance Series®	Capital Research and Management Company (“CRMC”)	American Funds IS® Global Small Capitalization Fund® American Funds IS® New World Fund®

BlackRock® Variable Series Funds, Inc.	BlackRock Advisors, LLC	BlackRock® Global Allocation V.I. Fund BlackRock® High Yield V.I. Fund

Columbia Funds Variable Series Trust II Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisers, LLC Subadviser:Threadneedle International Limited	Columbia Variable Portfolio — Emerging Markets Bond Fund Columbia Variable Portfolio — Commodity Strategy Fund Columbia Variable Portfolio — Small Cap Value Fund

Deutsche Variable Series II	Deutsche Investment Management Americas Inc.	Deutsche Alternative Asset Allocation VIP

Dreyfus Investment Portfolios	The Dreyfus Corporation	Dreyfus IP Technology Growth Portfolio

Fidelity® Variable Insurance Products Fund	Fidelity Management and Research Company (“FMR”) Subadvisers: FMR Co., Inc. (“FMRC”) and other affiliates of FMR	Fidelity® VIP Contrafund® Portfolio Fidelity® VIP Equity-Income Portfolio Fidelity® VIP Growth Opportunities Portfolio Fidelity® VIP Mid Cap Portfolio

Janus Aspen Series	Janus Capital Management LLC	Janus Aspen Global Research Portfolio

MFS® Variable Insurance Trust	Massachusetts Financial Services Company (“MFS”)	MFS® Investors Trust Series; MFS® Research Series;

Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC	Neuberger Berman AMT Mid Cap Growth Portfolio

PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC (“PIMCO”)	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) PIMCO VIT Low Duration Portfolio PIMCO VIT Total Return Portfolio

The Royce Capital Fund	Royce & Associates, LLC	Royce Micro-Cap Portfolio

The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.	UIF U.S. Real Estate Portfolio

Victory Variable Insurance Funds	Victory Capital Management Inc.	Victory VIF Diversified Stock Fund

*	New allocations to the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions will not be accepted from policyowners who were not invested in the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Division on February 17, 2012. For existing policyowners, if you remove all of your Accumulation Value from the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions on or after February 17, 2012, you will not be able to reinvest in these Investment Divisions.

Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisors, and the Portfolios. The Funds’ prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are

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responsible for determining that these decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen.

You should consult with your registered representative to determine which combination of investment options is most appropriate for you, and periodically review your choices.

Certain portfolios, generally referred to as “funds of funds” or “master-feeder arrangements,” may invest all or substantially all of their assets in portfolios of other funds. In such cases, you will indirectly pay fees and expenses at both portfolio levels, which would reduce your investment return.

Hedging strategies may be employed by certain portfolios to attempt to provide downside protection during sharp downward movements in equity markets. The cost of these strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.

So-called “alternative” investment strategies may also be used by certain portfolios, which may involve non-traditional asset classes. These alternative investment strategies may be riskier than more traditional investment strategies and may involve leverage or use complex hedging techniques, such as options and derivatives. These may offer potential diversification benefits beyond traditional investment strategies.

Investment selections should be based on a thorough investigation of all of the information regarding the Eligible Portfolios that are available to you, including each Fund’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources, such as the Fund’s website or newspapers and financial and other magazines, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions or an Asset Allocation Model for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Money Market Fund Fees and Gates

The SEC has adopted rules that provide that all money market funds can impose liquidity fees and/or suspend redemptions under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed, and the suspensions of redemptions (redemption “gates”) can last for ten (10) business days. Money market funds can impose these fees and gates based on the liquidity of the fund’s assets and other factors.

All types of money market funds have the ability to impose these fees and gates, but government money market funds (that invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements that are secured by cash or government securities) are substantially less likely to impose fees and gates than other types of money market funds (and are not generally expected to impose such fees or gates). Accordingly, the MainStay VP Cash Management Portfolio intends to convert to a government money market fund sometime before October 2016. Nevertheless, even after that conversion, there remains a possibility that the MainStay VP Cash Management Portfolio could impose such fees and gates, which could be applied to all Policy transfers, surrenders, withdrawals and benefit payments from that portfolio.

Additions, Deletions, or Substitutions of Investments

NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account, which is to serve as the funding vehicle for the Policy and certain other variable annuity policies issued by NYLIAC. An investment in an Eligible Portfolio could become inappropriate if, for example, that Eligible Portfolio performs poorly, undergoes a significant management change, or changes its investment objective or investment policies such that they are no longer consistent with the purposes of the policies funded by the Separate Account.

To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

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We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment, or other conditions warrant. Please note that any such changes could affect the performance of the Asset Allocation Models.

In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine it with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account as permitted by law.

Reinvestment

We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

THE POLICIES

This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions or Asset Allocation Model you select, as well as the interest credited on the Fixed Account Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account or an Asset Allocation Model. We offer no assurance that the investment objectives of the Investment Divisions or an Asset Allocation Model will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios’ investments.

As the Owner of the policy, you have the right to (a) change a revocable Beneficiary, (b) name a new Owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a Payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete our approved “Transfer of Ownership” form in effect at the time of the request. This change will take effect as of the date you signed the form, subject to any payment we made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact us for specific information that may be applicable to your state.

Selecting the Variable Annuity That’s Right for You

In addition to the policies described in this Prospectus, we offer other variable annuities, each having different features, fees, and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon, and policy feature preferences.

The availability of optional policy features may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the Policy Date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In

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addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

Qualified and Non-Qualified Policies

We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

(1)	Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions, in each case in accordance with the employer’s plan document and/or applicable tax requirements (see FEDERAL TAX MATTERS—Qualified Policies—Important Information Regarding Final Code Section 403 (b) Regulations). We will no longer be accepting contributions or issuing new policies for ERISA 403(b) plans;

(2)	Section 408 or 408A Individual Retirement Annuities (IRAs), including: Roth IRAs, SEP and SIMPLE IRAs

(3)	Section 457 Deferred Compensation Plans.

Please see “FEDERAL TAX MATTERS” for a detailed description of these plans.

If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:

•	A guaranteed death benefit, as explained in this Prospectus.

•	The option for you to receive a guaranteed stream of Income Payments for life after you have owned the policy for one year.

•	A Fixed Account that features a guaranteed fixed interest rate.

•	An optional Interest Sweep feature that automatically transfers interest earned on monies in the Fixed Account to Investment Divisions offered under the policy.

•	The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

Policy Application and Premium Payments

To purchase a policy, you must complete an application. The application is sent by your registered representative to NYLIAC’s Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is in Good Order, we will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If we cannot credit the initial premium payment within five Business Days after we receive it because the application is not in Good Order, we will contact you and explain the reason for the delay. Unless you consent to

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NYLIAC’s retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will refund the initial premium payment immediately.

Acceptance of applications is subject to NYLIAC’s rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If we issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. Acceptance of initial and subsequent premium payments is subject to our suitability standards.

Separate Account III currently consists of 81 Investment Divisions. You may allocate premium payments in up to 18 Investment Divisions, some of which may not be available under your policy, the Asset Allocation Models, as well as the Fixed Account. You may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Option at the time a premium payment is made.

The minimum initial premium payment for Qualified Policies is as follows:

(a)	for TSAs, $50 per month or a $2,000 single premium;

(b)	for IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

(c)	for deferred compensation plans, $50 per month; and

(d)	for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

(e)	For SIMPLE IRAs, $4,000 initial premium payment and, if part of a pre-authorized billing arrangement, $50 per month.

For Non-Qualified Policies, the minimum initial premium payment is $5,000 single premium or a $2,500 premium payment plus $50 per month as either pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You may make additional premium payments of at least $50 each or such lower amount as we may permit at any time. Acceptance of initial and additional premium payments is subject to our suitability standards. The currently available methods of payment are direct payments to NYLIAC, pre- authorized monthly deductions from your bank, a credit union or similar accounts, public and private employee payroll deductions, and any other method agreed to by us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or applicable law. NYLIAC also reserves the right in its discretion to accept premium payments of less than $50, provided such discretion is exercised in a non-discriminatory manner.

For policies investing in Separate Accounts–I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

(a)	For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

(b)	For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension (“SEP”) plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

(c)	For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

(d)	For Individual Retirement Annuity (“IRA”) policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre- authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

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Tax-Free Section 1035 Exchanges

Subject to certain restrictions, you can make a tax-free exchange under Section 1035 of the Code of all or a portion of one annuity contract, or all of a life insurance policy for an annuity contract. Section 1035 also provides that an annuity contract may be exchanged in a tax-free transaction for a long-term care insurance policy. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this Prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there may be a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different,

•	you will no longer have access to any benefits from your previous contract (or the benefits may be different), and

•	access to your cash value following a partial exchange may be subject to tax-related limitations.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a 10% federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest. New York Life may accept electronically transmitted instructions from your Registered Representative or from another insurance carrier for the purpose of effecting a 1035 exchange. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Payments Returned for Insufficient Funds

If your premium payment is returned for insufficient funds, we reserve the right to reverse the Investment Options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in Good Order at one of the addresses noted in Question 15 of this Prospectus, and we agree.

Your Right to Cancel (“Free Look”)

The policies are no longer available for new sales. When you purchased your policy, you had the right to cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you needed to return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, with a written request for cancellation. Except where you were entitled by law to receive the total of premium payments less any prior partial withdrawals, we would have promptly returned the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC received the policy along with a written request for cancellation in Good Order, but without any deduction for premium taxes or a surrender charge. We set forth the Free Look provision in your policy.

If you are entitled to receive the total of premium payments less any prior withdrawals, but your Accumulation Value is higher than that amount as of the date your written request for cancellation is received in Good Order, we will return the Accumulation Value, calculated as set forth above and subject to the deductions noted above.

Issue Ages

To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85.

For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75. We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan.

Transfers

You may transfer amounts between Investment Divisions of the Separate Account, an Asset Allocation Model or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions, an Asset Allocation Model or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after

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you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

There is no charge for the first twelve transfers in any one Policy Year. Any transfer into or out of an Asset Allocation Model counts as one transfer. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See the “FIXED ACCOUNT.”)

You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See “Virtual Service Center (VSC) and Interactive Voice Response System (IVR)”).

•	submit your request in writing on a form we approve to the VPSC at one of the addresses listed in Question 15 of this prospectus (or any other address we indicate to you in writing);

•	use the IVR at 800-598-2019;

•	speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

•	make your request through the VSC.

NYLIAC is not liable for any loss, cost or expense for action based on telephone or electronic instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

Limits on Transfers

Procedures Designed to Limit Potentially Harmful Transfers—This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, we may, for example:

•	reject a transfer request from you or from any person acting on your behalf;

•	restrict the method of making a transfer;

•	charge you for any redemption fee imposed by an underlying Fund; or

•	limit the dollar amount, frequency, or number of transfers.

Currently, if you or someone acting on your behalf requests by telephone and/or electronically transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, we will send you a letter notifying you that the transfer limitation has been exceeded. If we receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when we take this action.

We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within six months of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging programs, Automatic Asset Reallocation, and Interest Sweep options.

We may change these limitations or restrictions or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the issue date of your policy. All transfers are subject to the limits set forth in this Prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also,

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that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.

We apply our limits on transfers procedures to all owners of this policy without exception.

Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, and/or an Asset Allocation Model the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

Risks Associated with Potentially Harmful Transfers—Our procedures are designed to limit potentially harmful transfers. However, we cannot guarantee that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

•

We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.

•	Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

(1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

(2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order we submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

•

Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose variable investment options correspond to the affected underlying Fund portfolios.

•	Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

(1)	an adverse effect on portfolio management, such as:

a)	impeding a portfolio manager’s ability to sustain an investment objective;

b)	causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

c)	causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

(2)	increased administrative and Fund brokerage expenses.

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(3)	dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).

Speculative Investing

Do not purchase this policy if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your policy may not be traded on any stock exchange or secondary market. By purchasing this policy you represent and warrant that you are not using this policy, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

Virtual Service Center (VSC) and Interactive Voice Response System (IVR)

Through the VSC and the IVR, you can get up-to-date information about your policy and request fund transfers. Through the VSC, you can also request partial withdrawals. We may revoke VSC and IVR privileges for certain policyowners (see “Limits on Transfers”).

To enable you to access the IVR, you will automatically receive a Personal Identification Number (PIN). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because our self-service options will be available to anyone who provides your Social Security number and your PIN; we will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

In order to obtain policy information online via the VSC, you are required to register for access. Visit www.newyorklife.com/vsc and click the “Register Now” button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

As described herein, we will use reasonable procedures to make sure that the instructions we receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received through IVR or VSC that we believe are genuine. We will confirm all transactions in writing.

Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) or on non Business Days will be processed as of the next Business Day.

We make the VSC or IVR available at our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to us at one of the addresses listed in Question 15 of this Prospectus.

VSC

Currently, the VSC is open Monday through Friday, from 7 a.m. until 4 a.m., Saturday, from 7 a.m. until 10 p.m. and Sunday from 7 a.m. until 8 p.m. (Eastern Time).

The VSC enables you to:

•	e-mail your registered representative or VPSC;

•	obtain current policy values;

•	transfer assets between investment options;

•	request partial withdrawals;

•	change the allocation of future premium payments;

•	reset your password;

•	change your address;

•	obtain service forms;

•	view and download policy statements;

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•	set up a new Automatic Asset Reallocation arrangement or modify an existing arrangement;

•	change your phone number or e-mail address;

•	view and update beneficiary information;

•	update your Investor Profile; and

•	enroll in eDelivery of select policy materials.

The VSC enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports electronically for your Policy online at www.newyorklife.com/vsc. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.

IVR

The IVR is available 24 hours a day, seven days a week. We record all calls.

The IVR enables you to:

•	obtain current Policy values;

•	transfer assets between investment options;

•	change the allocation of future premium payments; and

•	speak with one of our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

Cybersecurity Risks

Our variable product business is highly dependent upon the effective operation of our computer systems (including the VSC, IVR, and other systems) and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks also apply to other insurance and financial services companies and businesses. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting New York Life Insurance Company and any of its affiliates and other affiliated or unaffiliated third-party service providers may adversely affect us and your policy Accumulation Value. For instance, cyber-attacks may (i) interfere with our processing of policy transactions (including surrenders, withdrawals, loans and transfers) and the processing of orders from the VSC, IVR, or with the underlying funds; (ii) impact our ability to calculate accumulation unit values and policy’s Accumulation Values: (iii) cause the release and possible destruction of confidential customer or business information; (iv) subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause us reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future.

Registered Representative Actions

You may authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions. To do so, you must send VPSC a Telephone Authorization Form in Good Order to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information (such as Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See “The Policies—Transfers” for information on how to transfer assets between Investment Divisions and/or an Asset Allocation Model.

NYLIAC does not permit current or former registered representatives to obtain authorization to effect policy transactions through the Telephone Authorization Form. Authorization to these registered representatives will be limited to accessing policy information only.

You may authorize us to accept electronic instructions from a registered representative or a registered service assistant assigned to your policy in order to make premium allocations, transfers among investment options, Automatic Asset Reallocation (AAR) updates (if applicable), partial withdrawals and changes to your investment objective and/or risk tolerance. Your AAR will be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at that time to be consistent with your investment option transfer and premium allocation

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changes. To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations and transfers, you must send a completed Variable Product Electronic Trading Authorization Form to VPSC at one of the addresses listed in Question 15 of this Prospectus. You must provide a separate authorization to us in order for your registered representative or the registered service assistant assigned to your policy to be able to make online partial withdrawals on your behalf. Any online partial withdrawal is subject to dollar amount limits that we establish. We may revoke trading authorization privileges for certain policyowners (See “Limits on Transfers”). Trading authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.

Faxed requests are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests for policy transactions or emails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through the VSC once they have passed all security protocols to identify the policyowner.

We may choose to accept forms you have completed that your Registered Representative or your local General Office transmits to us electronically via our internal secured network. We will accept electronically-transmitted service forms only. Transfer and withdrawal requests are not accepted under this process. For information on how to initiate a transfer between Investment Divisions, or request a withdrawal, please refer to “THE POLICIES — Transfers” or “DISTRIBUTIONS UNDER THE POLICY — Partial Withdrawals”. We will not accept Email or Fax requests for transactions affecting your investments under the policy.

Dollar Cost Averaging

The main objective of dollar cost averaging is to achieve an average cost per Accumulation Unit that is lower than the average price per Accumulation Unit during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of varying price levels. We do not count transfers under Dollar Cost Averaging as part of your 12 free transfers each Policy Year.

Under this option, which is available at no additional cost, you may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (monthly, quarterly, semi-annually or annually). You may not use dollar cost averaging to make transfers into or from an Asset Allocation Model. You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance remaining in the Investment Division you are transferring from is less than $100, the Dollar Cost Averaging option will cease. A new request must be submitted to reactive this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month with the exception of the 29th, 30th or 31st of a month. In order to process transfers under our Dollar Cost Averaging Option, VPSC must have received a completed Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. You may also process a Dollar Cost Averaging transfer by any other method we make available. If your Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 15 of this prospectus. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

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You may cancel the Dollar Cost Averaging option at any time. To cancel the Dollar Cost Averaging Option, you must send a written cancellation request in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

Month	Amount Transferred	Accumulation Unit Value	Accumulation Units Purchased
1	$100	$10.00	10.00
2	$100	$8.00	12.50
3	$100	$12.50	8.00
4	$100	$7.50	13.33

Total	$400	$38.00	43.83

The average unit price is calculated as follows:

Total unit price	=	$38.00	=	$9.50
Number of months		4

The average unit cost is calculated as follows:

Total amount transferred	=	$400.00	=	$9.13
Total units purchased		43.83

In this example, with dollar cost averaging you would have paid an average of $9.13 per unit while the average price per unit during the purchase period was $9.50. Keep in mind that it is also possible for dollar cost averaging to result in a loss. For example, if Accumulation Unit Values had increased rapidly over the four month period used in the example above, you would have achieved a lower average unit cost by making the entire purchase in the first month.

Automatic Asset Reallocation

This option, which is available at no additional cost, allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible – Service Class Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity – Service Class Investment Division. Over time, the fluctuations in each of these Investment Division’s investment results will shift the percentages. If you elect the Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may also utilize the Automatic Asset Reallocation Option if your Variable Accumulation Value is allocated to an Asset Allocation Model. You may choose to have reallocations made on your quarterly, semi-annual or annual policy anniversary. To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. You may also process an Automatic Asset Reallocation transfer by any other method we make available. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If we receive your completed Automatic Asset Reallocation request form for this option less than five Business Days prior to the date you request it to begin, the reallocation will begin on the next rebalancing date based on the rebalancing frequency you selected. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. You may modify an existing Automatic Asset Reallocation option by contacting us by phone at the number provided in Question 16 of this Prospectus. The minimum Accumulation Value required to elect this option is $2,500. We will suspend this feature automatically if the Separate Account Value is less than $2,500 on a reallocation date. Once the Separate Account Value equals or exceeds this amount, Automatic Asset Reallocation will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. Your Automatic Asset Reallocation will be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current Automatic Asset

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Reallocation arrangements. You may prevent this cancellation if a conforming Automatic Asset Reallocation change is processed within one Business Day of the inconsistent premium allocation change or transfer.

You may cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation option, you may send a written cancellation request in Good Order us to VPSC at one of the addresses listed in Question 15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features.

Interest Sweep

This option, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions or Asset Allocation Model. You must specify the Investment Divisions or Asset Allocation Model, the frequency of the transfers (monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th and 31st of a month). To process an Interest Sweep transfer you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day). There is no charge imposed for the Interest Sweep option.

You may request the Interest Sweep option in addition to either traditional Dollar Cost Averaging or Automatic Asset Reallocation. With an Asset Allocation Model, the Interest Sweep option may be utilized with Automatic Asset Reallocation. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option or the Automatic Asset Reallocation option. We will process the Interest Sweep transfer first.

You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. We may also cancel this option if the Fixed Account Accumulation Value is less than $2,500, or such a lower amount as we may determine.

To establish a new Interest Sweep transfer after the option has been cancelled, you must send an Interest Sweep request form in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus. You may also process Interest Sweep transfers by any other method we make available. VPSC must receive an Interest Sweep request form in Good Order at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Account Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion.

Accumulation Period

(a) Crediting of Premium Payments

You can allocate a portion of each premium payment to one or more Investment Divisions, one Asset Allocation Model or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). The minimum that you can allocate to an Asset Allocation Model is $25 per Investment Division. Unless we notify you otherwise, we will allocate all premium payments to the Investment Divisions, an Asset Allocation Model and/or the Fixed Account as requested.

We will credit that portion of each premium payment you allocate to an Investment Division (or to each of the Investment Divisions that make up an Asset Allocation Model) in the form of Accumulation Units at the value next determined after we receive such premium payment. We determine the value of an Accumulation Unit each Business Day. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day we

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are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests and reflects the deduction of Separate Account charges. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See “THE FIXED ACCOUNT” for a description of interest crediting.)

(b) Valuation of Accumulation Units

The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

Riders

At no additional charge, we include a Living Needs Benefit/Unemployment Rider for all types of policies. These riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to the imposition of a surrender charge upon the happening of certain qualifying events. We also offer the EBB Rider for an additional charge. The Enhanced Spousal Continuance (“ESC”) Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those states where they have been approved. See below for descriptions of each rider. Please consult with your registered representative regarding the availability of these riders in your state. Please note that benefits under the riders are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC.

(a) Living Needs Benefit/Unemployment Rider

This rider is available at no additional cost. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. In Connecticut, the rider is named the “Living Needs Benefit Rider” and the Unemployment and disability portions of the rider are not available. In New York, the rider is named “Waiver Of Surrender Charges For Living Needs Qualifying Events” and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the “Living Needs Benefit Rider” and the unemployment portion of the rider is not available.

You may be eligible to receive all or a portion of the Accumulation Value of your policy without paying a surrender charge if you provide satisfactory proof that a Qualifying Event (as defined below) has occurred. In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date.

The types of Qualifying Events are defined as follows:

Health Care Facility: The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.

Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.

Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months.

Unemployment: A determination letter from the applicable state’s Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.

A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.

You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in Good Order at VPSC at one of the addresses listed in Question 15 of this Prospectus. There is no additional charge for this rider.

(b) Living Needs Benefit Rider

If the Annuitant enters a nursing home, becomes terminally ill or disabled you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be

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taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date we receive your documentation in a form acceptable to us at VPSC. There is no additional charge for this rider.

(c) Unemployment Benefit Rider

For all Non-Qualified, IRA, SEP IRA, Roth IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy’s Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state’s Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date we receive your notification at VPSC. There is no additional charge for this rider.

(d) Enhanced Beneficiary Benefit Rider (optional)

The EBB Rider is available only at the time of application. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die(s) prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS—Other Charges—Enhanced Beneficiary Benefit Rider Charge.”) The payment under the EBB Rider is calculated as a percentage of any gain in the policy as of the date we receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

Age of Oldest Owner or Annuitant at Issue	Range of Applicable Percentages
70 or younger	Not less than 40% nor greater than 60%
71 to 75 inclusive	Not less than 20% nor greater than 40%

When you select the EBB Rider, the applicable percentage will appear on your Policy Data Page. The applicable percentage for the policy will not change once the policy is issued. Please check with your registered representative for further details.

The Gain equals the policy’s Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not

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exceed 200% of Adjusted Premium Payments. If you select this rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.

There will be no payment under the EBB Rider if on the date we calculate the EBB: 1) there is no Gain, 2) the policy’s Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (see THE POLICIES—Riders—Enhanced Spousal Continuance Rider) 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse’s death, 5) if you transfer ownership of the policy or 6) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse’s death. As discussed below in THE POLICIES—Riders— Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. This rider cannot be cancelled without surrendering your policy. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:

1.	The rider is elected at the time of application;

2.	You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

3.	A withdrawal of $20,000 is made in the fourth Policy Year;

4.	Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

5.	You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and

6.	The Enhanced Beneficiary Benefit Rider percentage equals 50%.

First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

Adjusted Premium Payments = $200,000 – $16,000 = $184,000

Third, the Gain is calculated (Accumulation Value – Adjusted Premium Payments):

Gain = $250,000 – $184,000 = $66,000

Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

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(e) Enhanced Spousal Continuance Rider (optional)

If you elect the EBB Rider at the time of application (see above), your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or Section 457 deferred compensation plans.

Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all necessary requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. This rider cannot be cancelled without surrendering your policy.

Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

Policyowner Inquiries

Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Questions 15, 16 and 17 of this Prospectus. Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. To correct an error, we must receive your request for correction within fifteen (15) days of the date of the confirmation with the transaction in question. You must provide us with the nature of the error, the date of the error and any other relevant details.

Records and Reports

NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When we receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks (“Check-o-Matic”), payments forwarded by your employer (“list billing”), or through other payments made by pre-authorized deductions to which we agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. It is important that you review your confirmation and quarterly statements immediately to ensure that there are no errors. In order to correct an error, you must call it to our attention within fifteen (15) days of the date of the statement. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (see Question 16 of this Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. In addition, no new service requests can be processed until a valid current address is provided.

CHARGES AND DEDUCTIONS

Surrender Charges

Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply if you elect to receive Income Payments during the first Policy Year.

If you surrender your policy, we deduct the surrender charge from the amount paid to you. However, you can withdraw any investment gains under your policy without a surrender charge (see “Exceptions to Surrender Charges”, below). In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Options from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Option is less than the necessary surrender charge, we will not process the withdrawal.

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The surrender charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The percentage of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no surrender charge is made, as shown in the following chart:

Amount of Surrender Charge

Policy Year	Charge
1	7%
2	7%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
10+	0

The duration of the surrender charge schedule is based solely on the Policy Date. Additional premium payments do not begin their own surrender charge schedules.

Exceptions to Surrender Charges

We will not assess a surrender charge:

(a)	on amounts you withdraw in any one Policy Year that are less than or equal to the greater of: (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (ii) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior Surrender Charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less accumulated premium payments.

(b)	if NYLIAC cancels the policy;

(c)	when we pay proceeds upon the death of the policyowner or the Annuitant;

(d)	when you elect to receive a Life Income Payment in any Policy Year after the first Policy Anniversary;

(e)	when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

(f)	on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

(g)	on withdrawals you make under the Living Needs Benefit Rider, Unemployment Benefit Rider or Living Needs Benefit/Unemployment Rider, if applicable;

(h)	when the aggregate surrender charges under a policy exceed 9.0% of the total premium payments; and

(i)	on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code.

Other Charges

(a) Mortality and Expense Risk Charges

Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.20% (annualized) of the daily average Variable Accumulation Value and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the

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mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy’s Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

(b) Administration Fee

Prior to the Annuity Commencement Date, we impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to 0.20% for policies investing in Separate Account III and, 0.10% for policies investing in Separate Accounts-I and II of the daily average Variable Accumulation Value.

(c) Policy Service Charge

For policies investing in Separate Account III, we deduct a $30 annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $20,000. For policies investing in Separate Accounts-I and II, this charge will be lesser of $30 or 2% of the Accumulation Value if at the end of the Policy Year or on the date of surrender the Accumulation Value is less than $10,000. We deduct the annual policy service charge from each Allocation Option in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

(d) Fund Charges

The value of the assets in the Separate Account will indirectly reflect the Funds’ total fees and expenses. The Funds’ total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund’s prospectus and/or Statement of Additional Information.

Certain Eligible Portfolios may also impose liquidity or redemption fees on withdrawals (including transfers) pursuant to SEC rules, including Rules 2a-7 or 22c-2 under the Investment Company Act of 1940. In such cases, we would administer the Fund fees and deduct them from you Accumulation Value or transaction proceeds.

(e) Transfer Fees

There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.

(f) Enhanced Beneficiary Benefit Rider Charge

If you elect the EBB Rider (in jurisdictions where available), we will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Option in proportion to its percentage of the Accumulation Value.

The maximum annual charge is 1.00% of the policy’s Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy’s Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you elect this rider.

Group and Sponsored Arrangements

For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or

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sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

We will make any reductions according to our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

Taxes

NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either: (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC’s status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See “FEDERAL TAX MATTERS.”) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

DISTRIBUTIONS UNDER THE POLICY

Surrenders and Withdrawals

You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you can send a written request in Good Order to VPSC at one of the addresses listed on Question 15 of this Prospectus, or utilize any other method we make available. Fax transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is in Good Order, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that VPSC receives the written request, less any outstanding loan balance, surrender charges, taxes that we may deduct, and the annual policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. You can also request a partial withdrawal online using the VSC. Currently, online withdrawals cannot exceed $10,000. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all required information in Good Order (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See “DELAY OF PAYMENTS.”)

Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan.) (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”) In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(a) Surrenders

We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. If your address or bank account information has been on file with us for

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less than 15 days, we may require additional verification of your identity, in Good Order, before we will process a request to send surrender proceeds electronically to that bank account or through the mail to that address. For requests to surrender amounts greater than $50,000, we may require a notarized confirmation of the owner(s) signature or medallion signature guarantee. (See “INCOME PAYMENTS.”) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”)

(b) Partial Withdrawals

The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Options in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Options, we will allocate the partial withdrawal on a pro-rata basis. We will pay any partial withdrawals generally within seven days after we receive all of the necessary documentation and information. Your requested partial withdrawal will be effective on the date we receive your request in Good Order at the VPSC or online, through the VSC. However, if that day is not a Business Day or if your request is received after the close of the NYSE, then the requested partial withdrawal will be effective on the next Business Day. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”)

If the requested partial withdrawal is equal to the value in any of the Allocation Options from which the partial withdrawal is being made, we will pay the entire value of that Allocation Option, less any surrender charge that may apply to you. For policies investing in Separate Account-III, if honoring a partial withdrawal request would result in an Accumulation Value of less than $2,000, we reserve the right to terminate your policy and pay you the Accumulation Value in a single sum, subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

Also note that partial withdrawal requests for amounts greater than $50,000 must be received in Good Order and include a notarized confirmation of the Owner(s) signature or a medallion signature guarantee. If your address or bank account information has been on file with us for less than 30 days, we will either require the request in writing or require additional verification of your identity, in a means acceptable to us, before we will process a request to send partial withdrawal proceeds electronically to that bank account or through the mail to that address. In addition, partial withdrawal requests made from policies that are less than 90 days old or that had an ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus. Faxed requests are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed partial withdrawal requests or e-mails of imaged, signed requests.

(c) Periodic Partial Withdrawals

You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). To process Periodic Partial Withdrawals you must send a written request in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify which Allocation Options from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”) If you do not specify otherwise, we will withdraw money on a pro rata basis from each Investment Division and/or the Fixed Account.

You can elect to receive “Interest Only” periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise.

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(d) Hardship Withdrawals

Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be “Hardship Withdrawals.” The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

Required Minimum Distribution Option

For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner’s death.

Our Right to Cancel

If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and, provided that you are not older than the maximum age for making a premium payment as stated on the Policy Data Page, give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

Annuity Commencement Date

The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence (sometimes referred to as annuitization of the policy) under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date. The earliest possible Annuity Commencement Date is the first Policy Anniversary. However, Income Payments generally must begin by the later of age 85 or ten years after the date your policy is issued. If we agree, you may defer the Annuity Commencement Date to a later date provided that we receive written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Death Before Annuity Commencement

Unless amended by any rider attached to the policy, if the Owner or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. That amount will be the greatest of:

(a)	the Accumulation Value, less any outstanding loan balance;

(b)	the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals less any rider charges; or

(c)	the “reset value” plus any additional premium payments made since the most recent “Reset Anniversary,” less any outstanding loan balance, partial withdrawals made since the most recent Reset Anniversary and any surrender charges applicable to such partial withdrawals less any rider charges. This feature is only available for policies investing in Separate Account-III.

In states where approved, we recalculate the reset value, with respect to any policy, every three years from the date of the initial premium payment (“Reset Anniversary”) until you or the Annuitant reaches age 85. For policies owned by a grantor trust, the Reset Value will be recalculated until any grantor reaches age 85. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary’s Accumulation Value, and (b) the

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prior Reset Anniversary’s value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those partial withdrawals and any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value. Please consult with your registered representative regarding the reset value that is available under your particular policy.

We have set forth below an example of how the death benefit is calculated. In this example, we have assumed the following:

(1)	you purchase a policy with a $200,000 premium payment;

(2)	the Accumulation Value is $250,000 in the second Policy Year;

(3)	$20,000 withdrawal is made prior to the policy’s third Policy Anniversary;

(4)	the Accumulation Value is $220,000 on the third Policy Anniversary (Reset Anniversary); and

(5)	you die in the fourth Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The	death benefit is the greater of:

(a)	Accumulation Value = $175,000

(b)	Premium payments less

any partial withdrawals; or = $180,000 ($200,000 – $20,000)

(c)	Reset value (Accumulation

Value on third Policy Anniversary) = $220,000

The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any Life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Option in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that we may offer at any time.

We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds:

(i)	under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

(ii)	under another Income Payment Option we may offer at the time.

Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the Owner’s death. (See “INCOME PAYMENTS.”)

If your spouse (as defined under Federal law) is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and, (b) the Annuitant, if you were the Annuitant.

We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See “DELAY OF PAYMENTS)

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Income Payments

(a) Election of Income Payment Options

We will make Income Payments under the Life Income – Guaranteed Period Payment option. However, on or before the Annuity Commencement Date, You can elect to receive Income Payments under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is an amount that would provide Income Payments of less than $20 a month on the Annuity Commencement Date. Under the Life Income – Guaranteed Period Payment option, we will make payments in the same specified amount over the life of the Annuitant(s) with a guarantee that payments will be made for at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. NYLIAC does not currently offer variable Income Payment options.

If the Life Income – Guaranteed Period Payment option is not chosen, you may request another method of payment, if we agree to it, at any time before the Annuity Commencement Date. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. Under the Life Income Payment option, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant(s) will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyholder may elect to apply a portion of the Accumulation Value toward one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. A partial annuitization will reduce the benefits provided under this policy. The Accumulation Value will be reduced by the amount placed under one of the Income Payment options we may offer. Under a partial annuitization, the policy’s Accumulation Value, any riders under the policy and any charges assessed will be treated the same as they would under any other withdrawal from the policy’s Accumulation Value, except that surrender charges will not be assessed. (See “FEDERAL TAX MATTERS.”)

Under Income Payment options involving life income, the Payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

Once Income Payments begin, you may not surrender your policy or make any partial withdrawals.

Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(b) Proof of Survivorship

We may require satisfactory proof of survival from time to time, before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

Delay of Payments

We will pay any amounts due from the Separate Account under the policy within seven (7) days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a payment request at one of the addresses listed in Question 15 of this Prospectus.

Situations where payment may be delayed:

1.	We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

(a)	The New York Stock Exchange (NYSE) is closed, for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission (SEC) or the SEC declares that an emergency exists;

(b)	The SEC, by order, permits us to delay payment in order to protect our policyowners; or

(c)	The check used to pay the premium has not cleared through the banking system. This may take up to fifteen (15) days.

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2.	We may delay payment of any amounts due from the Fixed Account. When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.50% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

3.	Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” a policy. If these laws apply in a particular policy(ies), we would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until we receive instructions from the appropriate federal regulator.

Designation of Beneficiary

You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in Good Order sent to one of the addresses listed in Question 15 of this Prospectus, or you may change a Beneficiary using the Virtual Service Center (VSC). If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your Beneficiary.

If no Beneficiary for any amount payable, or for a stated share, survives you, the right to this amount or this share will pass to your estate. Payment of the proceeds will be made in a single sum to your estate. If any Beneficiary dies at the same time as you, or within fifteen (15) days after your death, but before we receive proof of death and all claim information in Good Order, we will pay any amount payable as though the Beneficiary died first.

Every state has unclaimed property laws, which generally declare an annuity policy to be abandoned after a period of inactivity of three to five years from the policy’s maturity date or the date the death benefit is due and payable. If, after a thorough search, we are unable to locate you after your policy’s Annuity Commencement Date, or if we are unable to locate your Beneficiary if you die before the Annuity Commencement Date, or you or the Beneficiary do not come forward to claim the policy proceeds or death benefit in a timely manner, the proceeds or death benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the annuitant last resided, as shown on our books and records, or to Delaware (our state of domicile). This escheatment is revocable, however, and the state is obligated to pay back the escheated amount if you or your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designation, including addresses, if and as they change. Please contact us at 1-800-598-2019, or send written notice to one of the addresses in Question 15 of the section of the Prospectus entitled, “Questions and Answers About New York Life Flexible Premium Variable Annuity.”

Restrictions Under Code Section 403(b)(11)

With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g., for hardship or due to a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

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Loans

Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 (ERISA). To request a TSA loan, you must send a written request in Good Order to VPSC. If your address or bank account information has been on file with us for less than 15 days, we may require additional verification of your identity, in Good Order, before we will process a request to send loan proceeds electronically to that bank account or through the mail to that address. Under your 403(b) policy, you may borrow against your policy’s Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. There must be a minimum Accumulation Value of $5,000 in the policy at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy’s Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal balance in the previous 12 months from your policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.

We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.

For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans. The credited interest rate will always be at least equal to the minimum guaranteed interest rate stated on the Policy Data Page.

For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first Business Day of a calendar year or the Moody’s Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first Business Day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.

You must repay the loan on a periodic basis not less frequent than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default we will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

We permit loans to acquire a principal residence under the same terms described above, except that:

(a)	the minimum loan amount is $5,000; and

(b)	repayment of the loan amount may be extended to a maximum of twenty-five years.

We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, we deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date we receive the notice of death.

Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans. We also deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal upon default of a loan repayment, including any applicable surrender charges.

THE FIXED ACCOUNT

The Fixed Account is held in NYLIAC’s general account, which includes all of NYLIAC’s assets except those assets specifically allocated to NYLIAC’s separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed

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Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provision. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

(a) Interest Crediting

NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated or transferred to the Fixed Account under the policies. For policies purchased prior to May 1, 2012, please see your Policy’s Data Page for the guaranteed minimum interest rate applicable to your policy. For policies purchased on and after May 1, 2012, the guaranteed minimum interest rate is 1%. Please contact your Registered Representative for the current guaranteed minimum interest rate. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account.

Interest rates will be set quarterly on the first day of each new calendar quarter. All premium payments and additional payments (including transfers from other Investment Divisions) allocated to the Fixed Account during a calendar quarter will receive the interest rate declared for that quarter until the end of that Policy Year. All other amounts in the Fixed Account are credited with the rate set for the quarter in which the last Policy Anniversary occurred, guaranteed for the current Policy Year.

(b) Transfers to Investment Divisions or an Asset Allocation Model

You may transfer amounts from the Fixed Account to the Investment Divisions or an Asset Allocation Model up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model during any Policy Year is 20% of the Fixed Account Accumulation Value at the beginning of the Policy Year.

2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model is the lesser of (i) $500 or (ii) 20% of the Fixed Account Accumulation Value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out (“FIFO”) basis, for purposes of determining the rate at which we credit interest on amounts remaining in the Fixed Account.

3. For policies investing in Separate Accounts-I and II whose applications were signed prior to April 1, 1999, you may transfer an amount from the Fixed Account to the Investment Divisions if on any Policy Anniversary: (i) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (ii) within 60 days after that Policy Anniversary, you make a request for such transfer. There is no minimum transfer requirement and no charges will be imposed under this condition.

(c) Bail-Out (For Policies Investing in Separate Accounts-I and II)

Surrender Charges may be applied to withdrawals from the Fixed Account. (See “SURRENDER CHARGES.”) For policies applied for prior to April 1, 1999, in addition to the “Exceptions to Surrender Charges”, subject to any applicable state insurance law or regulation, a surrender charge will not be imposed on any amount which is withdrawn from the Fixed Account if on any Policy Anniversary: (1) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (2) within 60 days after that Policy Anniversary, you withdraw part or all of that amount allocated to the Fixed Account. We reserve the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.

The exception described above does not apply to policies applied for on or after April 1, 1999, in states where approved. You should check with your registered representative to determine whether this provision is still available in your state.

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Except as part of an existing request relating to the Dollar Cost Averaging or Interest Sweep options, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six- month period.

You must make transfer requests in writing in Good Order and sent to VPSC at one of the addresses listed in Question 15 of this Prospectus, by telephone in accordance with established procedures or through our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

We will deduct partial withdrawals and apply any surrender charges to the Fixed Account in the following sequence: first, from any value in the Fixed Account as of the last Policy Anniversary, then from any value in the Fixed Account attributed to additional premium payments or transfers from Investment Divisions in the same order in which you allocated such payments to the Fixed Account during the current Policy Year.

See the policy itself for details and a description of the Fixed Account.

FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC’s tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

Taxation of Annuities in General

The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner’s Accumulation Value over the policyowner’s investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual’s gross income. For policies issued in connection with qualified plans, the “investment in the contract” can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant’s life and that are paid from TSAs.

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Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the “investment in the contract” at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the “investment in the contract” exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS’s view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the “investment in the contract” will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the “investment in the contract” bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant’s final tax return.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyowner may elect to apply a portion of the Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. If a policyowner chooses to partially annuitize a policy, the resulting payments will be taxed as fixed Income Payments described above, only if such payments are received for one of the following periods: (1) the annuitant’s life (or the lives of the joint annuitants, if applicable), or (2) a period of 10 years or more. Provided such requirements are met, the “investment in the contract” will be allocated pro rata between each portion of the policy from which amounts are received as an annuity and the portion of the policy from which amounts are not received as an annuity.

In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner’s (or, where the policyowner is not an individual, the Annuitant’s) death, (3) made as a result of the policyowner’s disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her/designated beneficiary (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

3.8 Percent Tax on Certain Investment Income

In general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan) and (ii) net gain attributable to the disposition of property. Such NII (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012 the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations, which were finalized in 2013. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received

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in connection with the surrender of this policy, distributions or withdrawals from this policy or the exercise of other rights and features under this annuity contract.

Partial Section 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract or a long-term care insurance policy. The IRS has issued guidance which provides that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a tax-free exchange, provided that no amounts (other than annuity payments made for life or for a term of at least 10 years) are distributed from either contract involved in the exchange for 180 days following the date of the transfer. If a taxpayer takes a distribution during this 180-day waiting period, the IRS guidance provides that the IRS will apply general tax principles to determine the tax treatment of the transfer and/or the distribution (e.g., in appropriate circumstances, as taxable “boot” or as a taxable distribution, effectively negating the tax-free exchange).

This IRS guidance, however, does not address the tax treatment of a partial exchange of an annuity contract for a long-term care insurance policy. Although we believe that taking a distribution or withdrawal from the Contract described in this prospectus within 180 days of a partial exchange of such Contract for a long-term care insurance policy should not cause such prior partial exchange to be treated as taxable, there can be no assurance that the IRS will not expand the 180-day rule described above to partial exchanges of an annuity contract for a long-term care insurance policy, or that the IRS will not provide other guidance with respect to such partial exchanges. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Qualified Policies

Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, 408A and 457 of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

(a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (“Social Security”) taxes.

Important Information Regarding Final Code Section 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a “90-24 transfer”). Under this guidance, transfers and exchanges (both referred to below as “transfers”) are available only to the extent permitted under the employer’s written Code section 403(b) plan.

Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer’s Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a “failed” transfer, resulting in the applicable contract becoming

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subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer’s Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer’s written Code section 403(b) plan no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.

You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

(b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA”, including an employer-sponsored Simplified Employee Pension or “SEP”. Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

(c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a “Roth Individual Retirement Annuity” or “Roth IRA.” Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non- Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

(d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to the claims of the general creditors of, the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

(e) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,500 for 2016 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $3,000 for 2016 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

The Qualified Policies are subject to the required minimum distribution (“RMD”) rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service (“IRS”). The beginning date is determined by

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the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

Taxation of Death Benefits

The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors LLC (“NYLIFE Distributors”), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 30 Hudson Street, Jersey City, New Jersey 07302.

The policies are sold by registered representatives of NYLIFE Securities, LLC (“NYLIFE Securities”), a broker- dealer that is an affiliate of NYLIFE Distributors. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.

The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is typically 7% of all premiums received. The total commissions paid for the New York Life Flexible Premium Variable Annuity policies were as follows:

For Policies Investing in Separate Accounts-I and II:

For the years ended December 31, 2015, 2014 and 2013, NYLIAC paid commissions of $2,469,449, $2,499,564 and $2,589,291, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

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For Policies Investing in Separate Account-III:

For the years ended December 31, 2015, 2014 and 2013, NYLIAC paid commissions of $3,564,140, $3,992,061 and $4,434,205, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

New York Life also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents.

NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

VOTING RIGHTS

The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC’s present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.

If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

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TABLE OF CONTENTS FOR THE

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

How to obtain a New York Life Flexible Premium Variable Annuity Statement of Additional Information.

The New York Life Flexible Premium Variable Annuity Statement of Additional Information is posted on our website, www.newyorklife.com. For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

            NYLIAC Variable Products Service Center

            Madison Square Station

            P.O. Box 922

            New York, NY 10159

Please send me a New York Life Flexible Premium Variable Annuity Statement of Additional Information

dated May 1, 2016:

Name

Address

City	State	Zip

82

Statement of Additional Information

May 1, 2016

for

New York Life Flexible Premium Variable Annuity

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a Delaware Corporation)

51 Madison Avenue, Room 251

New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Flexible Premium Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Flexible Premium Variable Annuity Prospectus dated May 1, 2016. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation (“NYLIAC”) at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Flexible Premium Variable Annuity Prospectus.

THE POLICIES

The following provides additional information about the policies and supplements the description in the Prospectus.

Valuation of Accumulation Units

Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the “Net Investment Factor” for that Investment Division for the current Business Day.

We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the “Valuation Period”) is determined by the following formula:

(a/b) – c

Where: a = the result of

(1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

(2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the “ex-dividend” date occurs during the current Valuation Period;

b =	the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

c =	a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal to 1.40% (annualized) for policies investing in Separate Account-III (1.30% (annualized) for policies investing in Separate Accounts-I and II) of the daily average Variable Accumulation Value. (See “Other Charges” in the Prospectus.)

The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

ANNUITY PAYMENTS

We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant’s survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

GENERAL MATTERS

Non-Participating. The policies are non-participating. Dividends are not paid.

Misstatement of Age or Gender. If the Annuitant’s stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See “Income Payments—Election of Income Payment Options” in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

Assignments. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Owner’s lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner’s lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See “Federal Tax Matters—Taxation of Annuities in General” of the Prospectus.)

Modification. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

Incontestability. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

FEDERAL TAX MATTERS

Taxation of New York Life Insurance and Annuity Corporation

NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

Tax Status of the Policies

Section 817(h) of the Code requires that the investments of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner’s death; and (b) if any policyowner dies

3

before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner’s date of death. For policies owned by a grantor trust, all of whose grantors are individuals, these distribution requirements apply at the death of any grantor. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner’s death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner’s surviving spouse (as defined under Federal law), the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these “death of Owner” rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient’s election if the recipient fails to supply NYLIAC with a “TIN” or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

Under the Foreign Account Tax Compliance Act (“FATCA”), as reflected in Sections 1471 through 1474 of the IRC, U.S. withholding agents (such as NYLIAC) may be required to obtain certain information to establish the U.S. or non-U.S. status of its account or contract holders (e.g., a Form W-9 or W-8BEN may be required) and perform certain due diligence to ensure that information is accurate. In certain cases, if this information is not obtained, withholding agents, such as NYLIAC may be required to withhold at a 30 percent rate on certain payments beginning July 1, 2014.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

NYLIAC holds title to assets of the Separate Accounts. The assets are kept physically segregated and held separate and apart from NYLIAC’s general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

STATE REGULATION

NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

RECORDS AND REPORTS

NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. It is important that your confirmation and Quarterly Statements be reviewed immediately to ensure that there are no errors. In order to correct an error, you must call it to our attention within 15 days of the date of the statement.

It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See “How do I contact NYLIAC by Telephone or by the Internet?” in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

4

LEGAL PROCEEDINGS

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities laws) and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC’s operating results for a given year.

FINANCIAL STATEMENTS

The consolidated balance sheet of NYLIAC as of December 31, 2015 and 2014, and the consolidated statements of income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2015 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2015 and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

OTHER INFORMATION

NYLIAC filed a Registration Statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Prospectus and Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission’s website at www.sec.gov.

5

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

NYLIAC Variable Annuity Separate Account-I
NYLIAC Variable Annuity Separate Account-II
Financial Statements

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Assets and Liabilities
As of December 31, 2015

	MainStay VP Balanced—Service Class	MainStay VP Bond—Initial Class	MainStay VP Cash Management—Initial Class	MainStay VP Common Stock—Initial Class	MainStay VP Conservative Allocation—Service Class	MainStay VP Convertible—Initial Class	MainStay VP Cornerstone Growth—Initial Class	MainStay VP Cushing® Renaissance Advantage—Service Class	MainStay VP Eagle Small Cap Growth—Initial Class	MainStay VP Eagle Small Cap Growth—Service Class	MainStay VP Emerging Markets Equity—Initial Class
ASSETS:
Investment at net asset value	$3,265,415	$6,996,900	$5,904,568	$22,303,114	$7,555,715	$7,624,020	$35,533,473	$26,213	$3,599,984	$347,581	$2,326,489
Dividends due and accrued	—	—	51	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance
and Annuity Corporation	(8)	(5)	—	(4,396)	—	(6)	36,675	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	8	5	(51)	4,396	—	6	(36,675)	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	108	230	764	741	249	252	1,178	1	120	12	76
Administrative charges	9	19	65	62	21	21	98	—	10	1	6

Total net assets	$3,265,298	$6,996,651	$5,903,739	$22,302,311	$7,555,445	$7,623,747	$35,532,197	$26,212	$3,599,854	$347,568	$2,326,407

Total shares outstanding	242,742	493,027	5,904,062	877,376	713,010	642,891	1,360,508	3,455	312,179	30,442	340,793

Net asset value per share (NAV)	$13.45	$14.19	$1.00	$25.43	$10.60	$11.86	$26.09	$7.59	$11.53	$11.42	$6.83

Total units outstanding	200,497	296,688	4,442,495	466,217	515,571	234,821	1,037,527	3,521	284,819	30,363	346,602
Variable accumulation unit value	$16.29	$23.59	$1.33	$47.85	$14.66	$32.47	$34.22	$7.44	$12.64	$11.45	$6.71
Identified cost of investment	$3,267,040	$7,305,864	$5,904,517	$14,847,462	$8,299,636	$7,786,469	$35,615,348	$32,663	$3,233,304	$398,453	$3,337,309

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2015

	MainStay VP Floating Rate—Service Class	MainStay VP Government—Initial Class	MainStay VP Growth Allocation—Service Class	MainStay VP High Yield Corporate Bond—Initial Class	MainStay VP ICAP Select Equity—Initial Class	MainStay VP Income Builder—Initial Class	MainStay VP International Equity—Initial Class	MainStay VP Janus Balanced—Initial Class	MainStay VP Large Cap Growth—Initial Class	MainStay VP Marketfield—Service Class	MainStay VP MFS® Utilities—Service Class
ASSETS:
Investment at net asset value	$4,658,725	$6,729,746	$2,436,711	$42,891,231	$22,461,835	$30,265,540	$5,448,494	$18,531,291	$5,082,292	$478,552	$9,370,557
Dividends due and accrued	15,415	—	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance
and Annuity Corporation	—	9,132	—	—	1,600	(3,292)	—	—	—	—	(12)
Net receivable from (payable to) the Fund for shares sold or purchased	(15,415)	(9,132)	—	—	(1,600)	3,292	—	—	—	—	12
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	153	221	81	1,410	745	1,000	180	613	169	16	306
Administrative charges	13	18	7	117	62	83	15	51	14	1	26

Total net assets	$4,658,559	$6,729,507	$2,436,623	$42,889,704	$22,461,028	$30,264,457	$5,448,299	$18,530,627	$5,082,109	$478,535	$9,370,225

Total shares outstanding	530,825	611,448	230,911	4,715,277	1,441,946	1,976,711	388,027	1,530,468	244,037	53,155	927,696

Net asset value per share (NAV)	$8.75	$10.99	$10.55	$9.10	$15.58	$15.31	$14.04	$12.11	$20.83	$9.00	$10.10

Total units outstanding	383,541	298,531	169,174	1,156,388	1,127,768	840,638	215,696	1,404,620	195,728	55,032	786,453
Variable accumulation unit value	$12.15	$22.51	$14.40	$37.09	$19.92	$36.01	$25.26	$13.19	$25.96	$8.70	$11.91
Identified cost of investment	$4,928,507	$7,115,503	$2,424,458	$44,588,593	$18,100,882	$27,540,307	$4,594,809	$15,858,506	$4,836,940	$556,527	$10,409,202

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2015

	MainStay VP Mid Cap Core—Initial Class	MainStay VP Moderate Allocation—Service Class	MainStay VP Moderate Growth Allocation—Service Class	MainStay VP PIMCO Real Return—Service Class	MainStay VP S&P 500 Index—Initial Class	MainStay VP T. Rowe Price Equity Income—Initial Class	MainStay VP Unconstrained Bond—Service Class	MainStay VP U.S. Small Cap—Initial Class	MainStay VP Van Eck Global Hard Assets—Initial Class	American Funds IS® Global Small Capitalization Fund—Class 4	American Funds IS® New World Fund®—Class 4
ASSETS:
Investment at net asset value	$7,892,253	$9,902,358	$8,622,887	$901,234	$46,675,296	$5,852,332	$1,836,305	$3,145,963	$2,517,284	$39,025	$111,252
Dividends due and accrued	—	—	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance
and Annuity Corporation	1,595	(1,154)	(6)	—	1,585	—	—	(5)	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(1,595)	1,154	6	—	(1,585)	—	—	5	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	262	327	285	30	1,549	194	60	105	82	1	4
Administrative charges	22	27	24	2	129	16	5	9	7	—	—

Total net assets	$7,891,969	$9,902,004	$8,622,578	$901,202	$46,673,618	$5,852,122	$1,836,240	$3,145,849	$2,517,195	$39,024	$111,248

Total shares outstanding	606,943	942,473	784,944	111,280	1,130,254	488,807	193,035	272,771	467,814	1,619	5,952

Net asset value per share (NAV)	$13.00	$10.51	$10.99	$8.10	$41.29	$11.97	$9.51	$11.53	$5.38	$24.11	$18.69

Total units outstanding	283,079	666,452	576,537	99,325	916,825	435,716	169,642	152,666	482,655	4,238	12,715
Variable accumulation unit value	$27.88	$14.86	$14.96	$9.07	$50.91	$13.43	$10.83	$20.61	$5.22	$9.21	$8.75
Identified cost of investment	$7,720,846	$10,900,410	$8,883,445	$1,078,404	$28,109,619	$5,290,068	$1,979,234	$2,750,109	$4,536,394	$40,239	$119,520

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2015

	BlackRock® Global Allocation V.I. Fund—Class III	BlackRock® High Yield V.I. Fund—Class III	Columbia Variable Portfolio—Small Cap Value Fund—Class 2	Dreyfus IP Technology Growth Portfolio—Initial Shares	Fidelity® VIP Contrafund® Portfolio—Initial Class	Fidelity® VIP Equity-Income Portfolio—Initial Class	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	Fidelity® VIP Mid Cap Portfolio—Service Class 2	Invesco V.I. American Value Fund—Series II Shares
ASSETS:
Investment at net asset value	$1,272,171	$125,796	$723,915	$1,632,602	$23,577,311	$7,283,932	$264,409	$4,415,384	$210,292
Dividends due and accrued	—	1,716	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance
and Annuity Corporation	—	—	—	—	1,593	(6)	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(1,716)	—	—	(1,593)	6	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	42	4	24	54	781	241	9	146	7
Administrative charges	3	—	2	5	65	20	1	12	1

Total net assets	$1,272,126	$125,792	$723,889	$1,632,543	$23,576,465	$7,283,671	$264,399	$4,415,226	$210,284

Total shares outstanding	97,559	18,355	45,415	91,822	695,039	356,009	8,421	138,718	13,524

Net asset value per share (NAV)	$13.04	$6.76	$15.94	$17.78	$33.92	$20.46	$31.40	$31.83	$15.55

Total units outstanding	118,042	13,468	41,980	88,269	547,317	265,402	22,552	153,313	18,439
Variable accumulation unit value	$10.78	$9.34	$17.25	$18.49	$43.08	$27.45	$11.72	$28.8	$11.40
Identified cost of investment	$1,431,662	$132,458	$760,085	$1,520,476	$19,071,919	$7,279,604	$274,876	$4,192,669	$256,377
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2015

	Invesco V.I. International Growth Fund—Series II Shares	Janus Aspen Global Research Portfolio—Institutional Shares	MFS® Investors Trust Series—Initial Class	MFS® Research Series—Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	PIMCO VIT Total Return Portfolio—Advisor Class	Royce Micro-Cap Portfolio—Investment Class	UIF U.S. Real Estate Portfolio—Class II	Victory VIF Diversified Stock Fund—Class A Shares
ASSETS:
Investment at net asset value	$144,787	$8,826,031	$656,472	$780,366	$1,319,165	$308,238	$935,376	$665,901	$649,615	$362,230
Dividends due and accrued	—	—	—	—	—	542	2,368	—	—	—
Net receivable from (payable to) New York Life Insurance
and Annuity Corporation	—	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—	(542)	(2,368)	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	5	292	22	26	44	10	31	22	22	12
Administrative charges	—	24	2	2	4	1	3	2	2	1

Total net assets	$144,782	$8,825,715	$656,448	$780,338	$1,319,117	$308,227	$935,342	$665,877	$649,591	$362,217

Total shares outstanding	4,382	219,335	24,698	29,249	61,788	29,193	88,186	71,296	32,223	28,410

Net asset value per share (NAV)	$33.04	$40.24	$26.58	$26.68	$21.35	$10.54	$10.58	$9.34	$20.16	$12.75

Total units outstanding	15,553	393,289	37,680	39,621	52,991	29,268	93,121	44,592	56,304	20,768
Variable accumulation unit value	9.31	22.44	17.40	19.70	24.89	10.53	10.04	14.94	11.54	17.45
Identified cost of investment	$152,838	$6,154,469	$555,764	$620,661	$1,481,816	$316,422	$976,992	$797,655	$628,565	$308,429

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Operations
For the year ended December 31, 2015

	MainStay VP Balanced—Service Class	MainStay VP Bond—Initial Class	MainStay VP Cash Management—Initial Class	MainStay VP Common Stock—Initial Class	MainStay VP Conservative Allocation—Service Class	MainStay VP Convertible—Initial Class	MainStay VP Cornerstone Growth—Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$31,862	$185,231	$510	$309,910	$164,383	$225,227	$—
Mortality and expense risk charges	(43,563)	(91,107)	(61,203)	(286,613)	(94,943)	(100,130)	(449,915)
Administrative charges	(3,779)	(8,012)	(5,941)	(25,548)	(8,193)	(8,860)	(42,805)

Net investment income (loss)	(15,480)	86,112	(66,634)	(2,251)	61,247	116,237	(492,720)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	944,850	1,637,607	3,493,383	3,706,851	1,388,513	1,601,473	5,098,524
Cost of investments sold	(653,437)	(1,636,436)	(3,493,384)	(3,275,004)	(1,277,391)	(961,578)	(6,098,863)

Net realized gain (loss) on investments	291,413	1,171	(1)	431,847	111,122	639,895	(1,000,339)
Realized gain distribution received	223,182	2,862	—	1,736,926	448,485	615,749	4,748,848
Change in unrealized appreciation (depreciation)
on investments	(653,502)	(168,377)	1	(2,231,381)	(845,709)	(1,568,330)	(2,709,259)

Net gain (loss) on investments	(138,907)	(164,344)	—	(62,608)	(286,102)	(312,686)	1,039,250

Net increase (decrease) in net assets resulting
from operations	$(154,387)	$(78,232)	$(66,634)	$(64,859)	$(224,855)	$(196,449)	$546,530

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2015

	MainStay VP Cushing® Renaissance Advantage—Service Class (a)	MainStay VP Eagle Small Cap Growth—Initial Class	MainStay VP Eagle Small Cap Growth—Service Class	MainStay VP Emerging Markets Equity—Initial Class	MainStay VP Floating Rate—Service Class	MainStay VP Government—Initial Class	MainStay VP Growth Allocation—Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$153	$—	$—	$36,189	$183,078	$198,541	$42,114
Mortality and expense risk charges	(172)	(48,103)	(3,088)	(34,689)	(60,360)	(84,695)	(31,925)
Administrative charges	(14)	(4,422)	(260)	(3,313)	(5,289)	(7,788)	(2,918)

Net investment income (loss)	(33)	(52,525)	(3,348)	(1,813)	117,429	106,058	7,271

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,464	666,069	89,742	511,230	939,965	1,258,594	498,241
Cost of investments sold	(1,669)	(513,878)	(92,806)	(646,026)	(956,030)	(1,314,387)	(326,500)

Net realized gain (loss) on investments	(205)	152,191	(3,064)	(134,796)	(16,065)	(55,793)	171,741
Realized gain distribution received	—	473,785	51,117	—	—	—	182,613
Change in unrealized appreciation (depreciation)
on investments	(6,450)	(644,283)	(59,242)	(370,188)	(150,420)	(103,743)	(464,114)

Net gain (loss) on investments	(6,655)	(18,307)	(11,189)	(504,984)	(166,485)	(159,536)	(109,760)

Net increase (decrease) in net assets resulting
from operations	$(6,688)	$(70,832)	$(14,537)	$(506,797)	$(49,056)	$(53,478)	$(102,489)

(a) For the period May 1, 2015 (commencement of Investment Division) through December 31, 2015.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2015

	MainStay VP High Yield Corporate Bond—Initial Class	MainStay VP ICAP Select Equity—Initial Class	MainStay VP Income Builder—Initial Class	MainStay VP International Equity—Initial Class	MainStay VP Janus Balanced—Initial Class	MainStay VP Large Cap Growth—Initial Class	MainStay VP Marketfield—Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,775,031	$639,693	$1,587,029	$52,226	$355,104	$—	$—
Mortality and expense risk charges	(580,689)	(297,834)	(406,520)	(66,425)	(236,230)	(57,479)	(7,690)
Administrative charges	(51,157)	(26,561)	(36,351)	(5,800)	(21,392)	(5,127)	(650)

Net investment income (loss)	2,143,185	315,298	1,144,158	(19,999)	97,482	(62,606)	(8,340)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	9,754,986	3,952,826	4,819,467	907,924	2,607,374	1,243,572	470,042
Cost of investments sold	(7,074,306)	(2,961,254)	(5,429,116)	(810,310)	(1,987,282)	(873,882)	(543,912)

Net realized gain (loss) on investments	2,680,680	991,572	(609,649)	97,614	620,092	369,690	(73,870)
Realized gain distribution received	—	2,636,246	1,177,449	—	1,195,219	602,312	—
Change in unrealized appreciation (depreciation)
on investments	(6,000,680)	(5,109,489)	(3,282,473)	181,661	(2,006,165)	(701,741)	23,331

Net gain (loss) on investments	(3,320,000)	(1,481,671)	(2,714,673)	279,275	(190,854)	270,261	(50,539)

Net increase (decrease) in net assets resulting
from operations	$(1,176,815)	$(1,166,373)	$(1,570,515)	$259,276	$(93,372)	$207,655	$(58,879)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2015

	MainStay VP MFS® Utilities—Service Class	MainStay VP Mid Cap Core—Initial Class	MainStay VP Moderate Allocation—Service Class	MainStay VP Moderate Growth Allocation—Service Class	MainStay VP PIMCO Real Return—Service Class	MainStay VP S&P 500 Index—Initial Class	MainStay VP T. Rowe Price Equity Income—Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$413,481	$46,657	$225,414	$194,475	$44,048	$671,177	$108,119
Mortality and expense risk charges	(142,602)	(107,221)	(133,940)	(103,378)	(13,991)	(589,175)	(77,276)
Administrative charges	(12,608)	(9,361)	(11,480)	(8,852)	(1,208)	(53,163)	(6,757)

Net investment income (loss)	258,271	(69,925)	79,994	82,245	28,849	28,839	24,086

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,995,482	1,571,923	2,902,780	1,930,464	501,774	6,023,156	1,101,477
Cost of investments sold	(2,410,915)	(928,390)	(2,376,571)	(1,234,891)	(609,769)	(3,292,124)	(815,710)

Net realized gain (loss) on investments	584,567	643,533	526,209	695,573	(107,995)	2,731,032	285,767
Realized gain distribution received	791,504	1,139,325	799,653	764,598	—	570,925	333,447
Change in unrealized appreciation (depreciation)
on investments	(3,499,388)	(2,121,079)	(1,742,673)	(1,906,294)	35,707	(3,362,771)	(1,164,415)

Net gain (loss) on investments	(2,123,317)	(338,221)	(416,811)	(446,123)	(72,288)	(60,814)	(545,201)

Net increase (decrease) in net assets resulting
from operations	$(1,865,046)	$(408,146)	$(336,817)	$(363,878)	$(43,439)	$(31,975)	$(521,115)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2015

	MainStay VP Unconstrained Bond—Service Class	MainStay VP U.S. Small Cap—Initial Class	MainStay VP Van Eck Global Hard Assets—Initial Class	American Funds IS® Global Small Capitalization Fund—Class 4 (a)	American Funds IS® New World Fund®—Class 4	BlackRock® Global Allocation V.I. Fund—Class III	BlackRock® High Yield V.I. Fund—Class III
INVESTMENT INCOME (LOSS):
Dividend income	$67,746	$18,059	$12,696	$—	$466	$13,518	$13,662
Mortality and expense risk charges	(26,511)	(41,447)	(45,841)	(200)	(849)	(15,377)	(3,339)
Administrative charges	(2,268)	(3,668)	(4,383)	(17)	(75)	(1,312)	(278)

Net investment income (loss)	38,967	(27,056)	(37,528)	(217)	(458)	(3,171)	10,045

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,278,246	459,162	1,148,464	14,019	35,514	239,698	457,278
Cost of investments sold	(1,336,793)	(241,501)	(1,569,316)	(14,955)	(41,555)	(240,232)	(493,110)

Net realized gain (loss) on investments	(58,547)	217,661	(420,852)	(936)	(6,041)	(534)	(35,832)
Realized gain distribution received	—	344,371	—	—	3,748	77,758	844
Change in unrealized appreciation (depreciation)
on investments	(56,614)	(701,593)	(934,499)	(1,214)	(3,134)	(102,278)	(3,310)

Net gain (loss) on investments	(115,161)	(139,561)	(1,355,351)	(2,150)	(5,427)	(25,054)	(38,298)

Net increase (decrease) in net assets resulting
from operations	$(76,194)	$(166,617)	$(1,392,879)	$(2,367)	$(5,885)	$(28,225)	$(28,253)
(a) For the period May 1, 2015 (commencement of Investment Division) through December 31, 2015.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2015

	Columbia Variable Portfolio—Small Cap Value Fund—Class 2	Dreyfus IP Technology Growth Portfolio—Initial Shares	Fidelity® VIP Contrafund® Portfolio—Initial Class	Fidelity® VIP Equity-Income Portfolio—Initial Class	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	Fidelity® VIP Mid Cap Portfolio—Service Class 2	Invesco V.I. American Value Fund—Series II Shares
INVESTMENT INCOME (LOSS):
Dividend income	$4,367	$—	$251,891	$246,596	$5	$11,737	$16
Mortality and expense risk charges	(9,149)	(16,019)	(295,902)	(96,273)	(1,795)	(59,218)	(2,268)
Administrative charges	(797)	(1,397)	(26,481)	(8,544)	(150)	(5,157)	(193)

Net investment income (loss)	(5,579)	(17,416)	(70,492)	141,779	(1,940)	(52,638)	(2,445)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	103,097	198,386	3,134,049	1,139,429	15,137	885,256	50,905
Cost of investments sold	(92,759)	(157,231)	(2,478,296)	(1,254,588)	(13,280)	(715,533)	(54,551)

Net realized gain (loss) on investments	10,338	41,155	655,753	(115,159)	1,857	169,723	(3,646)
Realized gain distribution received	50,393	125,896	2,219,236	767,874	16,547	602,322	24,716
Change in unrealized appreciation (depreciation)
on investments	(115,817)	(86,346)	(2,924,017)	(1,201,685)	(12,674)	(848,822)	(44,438)

Net gain (loss) on investments	(55,086)	80,705	(49,028)	(548,970)	5,730	(76,777)	(23,368)

Net increase (decrease) in net assets resulting
from operations	$(60,665)	$63,289	$(119,520)	$(407,191)	$3,790	$(129,415)	$(25,813)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2015

	Invesco V.I. International Growth Fund—Series II Shares	Janus Aspen Global Research Portfolio—Institutional Shares	MFS® Investors Trust Series—Initial Class	MFS® Research Series—Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	PIMCO VIT Total Return Portfolio—Advisor Class	Royce Micro-Cap Portfolio—Investment Class	UIF U.S. Real Estate Portfolio—Class II	Victory VIF Diversified Stock Fund—Class A Shares
INVESTMENT INCOME (LOSS):
Dividend income	$1,661	$63,211	$6,257	$5,890	$—	$9,300	$31,977	$—	$9,703	$2,236
Mortality and expense risk charges	(1,220)	(117,210)	(8,496)	(9,831)	(14,055)	(3,721)	(4,844)	(9,508)	(10,227)	(4,629)
Administrative charges	(106)	(11,156)	(744)	(912)	(1,217)	(316)	(404)	(844)	(861)	(389)

Net investment income (loss)	335	(65,155)	(2,983)	(4,853)	(15,272)	5,263	26,729	(10,352)	(1,385)	(2,782)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	51,365	1,607,041	91,540	108,415	325,056	194,746	62,453	184,518	600,045	73,657
Cost of investments sold	(54,019)	(945,988)	(64,001)	(74,216)	(415,906)	(187,852)	(63,040)	(198,466)	(542,365)	(34,328)

Net realized gain (loss) on investments	(2,654)	661,053	27,539	34,199	(90,850)	6,894	(587)	(13,948)	57,680	39,329
Realized gain distribution received	—	—	73,587	60,767	121,760	1,563	10,083	40,731	—	46,429
Change in unrealized appreciation (depreciation)
on investments	(4,876)	(884,815)	(103,514)	(93,551)	(59,570)	(16,170)	(44,188)	(129,255)	(71,412)	(99,798)

Net gain (loss) on investments	(7,530)	(223,762)	(2,388)	1,415	(28,660)	(7,713)	(34,692)	(102,472)	(13,732)	(14,040)

Net increase (decrease) in net assets resulting
from operations	$(7,195)	$(288,917)	$(5,371)	$(3,438)	$(43,932)	$(2,450)	$(7,963)	$(112,824)	$(15,117)	$(16,822)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets
For the years ended December 31, 2015
and December 31, 2014

	MainStay VP Balanced—Service Class		MainStay VP Bond—Initial Class		MainStay VP Cash Management—Initial Class		MainStay VP Common Stock—Initial Class		MainStay VP Conservative Allocation—Service Class
	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(15,480)	$(18,815)	$86,112	$50,185	$(66,634)	$(77,215)	$(2,251)	$(16,382)	$61,247	$75,797
Net realized gain (loss) on investments	291,413	143,851	1,171	128,894	(1)	243	431,847	654,939	111,122	151,319
Realized gain distribution received	223,182	241,164	2,862	—	—	—	1,736,926	—	448,485	494,624
Change in unrealized appreciation (depreciation) on investments	(653,502)	(71,969)	(168,377)	215,447	1	(243)	(2,231,381)	2,410,315	(845,709)	(514,650)

Net increase (decrease) in net assets resulting from operations	(154,387)	294,231	(78,232)	394,526	(66,634)	(77,215)	(64,859)	3,048,872	(224,855)	207,090

Contributions and (Withdrawals):
Payments received from policyowners	151,041	59,824	81,940	96,605	799,058	943,394	353,794	335,335	55,195	230,986
Policyowners' surrenders	(268,849)	(297,693)	(594,977)	(849,893)	(1,467,939)	(2,666,954)	(1,595,380)	(1,915,787)	(586,657)	(221,998)
Policyowners' annuity and death benefits	(96,133)	(64,795)	(197,046)	(306,601)	(21,575)	(9,656)	(847,897)	(900,053)	(280,896)	(135,911)
Net transfers from (to) Fixed Account	(70,602)	(18,997)	(114,721)	(263,363)	(475,662)	(626,014)	(549,098)	(190,626)	(23,016)	(215,427)
Transfers between Investment Divisions	189,453	351,693	(38,953)	(1,001,355)	2,200,622	(448,989)	(262,868)	(333,544)	506,243	984,223

Net contributions and (withdrawals)	(95,090)	30,032	(863,757)	(2,324,607)	1,034,504	(2,808,219)	(2,901,449)	(3,004,675)	(329,131)	641,873

Increase (decrease) in net assets	(249,477)	324,263	(941,989)	(1,930,081)	967,870	(2,885,434)	(2,966,308)	44,197	(553,986)	848,963

NET ASSETS:
Beginning of period	3,514,775	3,190,512	7,938,640	9,868,721	4,935,869	7,821,303	25,268,619	25,224,422	8,109,431	7,260,468

End of period	$3,265,298	$3,514,775	$6,996,651	$7,938,640	$5,903,739	$4,935,869	$22,302,311	$25,268,619	$7,555,445	$8,109,431

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	MainStay VP Convertible—Initial Class		MainStay VP Cornerstone Growth—Initial Class		MainStay VP Cushing Renaissiance Advantage Fund—Service Class	MainStay VP Eagle Small Cap Growth—Initial Class		MainStay VP Eagle Small Cap Growth—Service Class
	2015	2014	2015	2014	2015 (a)	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$116,237	$176,228	$(492,720)	$(266,211)	$(33)	$(52,525)	$(56,860)	$(3,348)	$(2,272)
Net realized gain (loss) on investments	639,895	678,559	(1,000,339)	(276,718)	(205)	152,191	149,128	(3,064)	5,363
Realized gain distribution received	615,749	347,596	4,748,848	7,703,713	—	473,785	20,031	51,117	652
Change in unrealized appreciation (depreciation) on investments	(1,568,330)	(643,622)	(2,709,259)	(4,439,674)	(6,450)	(644,283)	(74,950)	(59,242)	(15,270)

Net increase (decrease) in net assets resulting from operations	(196,449)	558,761	546,530	2,721,110	(6,688)	(70,832)	37,349	(14,537)	(11,527)

Contributions and (Withdrawals):
Payments received from policyowners	89,844	126,985	611,287	529,509	(1)	50,644	73,572	102	1,200
Policyowners' surrenders	(812,740)	(551,476)	(2,830,847)	(2,870,117)	(1,278)	(379,475)	(394,260)	(25,054)	(752)
Policyowners' annuity and death benefits	(148,403)	(298,524)	(665,501)	(765,178)	—	(26,456)	(49,355)	—	—
Net transfers from (to) Fixed Account	(145,515)	(118,553)	(426,418)	(373,792)	30,000	(46,591)	(53,035)	—	—
Transfers between Investment Divisions	39,822	255,983	(673,357)	(766,214)	4,179	(71,218)	(123,614)	231,103	(78,084)

Net contributions and (withdrawals)	(976,992)	(585,585)	(3,984,836)	(4,245,792)	32,900	(473,096)	(546,692)	206,151	(77,636)

Increase (decrease) in net assets	(1,173,441)	(26,824)	(3,438,306)	(1,524,682)	26,212	(543,928)	(509,343)	191,614	(89,163)

NET ASSETS:
Beginning of period	8,797,188	8,824,012	38,970,503	40,495,185	—	4,143,782	4,653,125	155,954	245,117

End of period	$7,623,747	$8,797,188	$35,532,197	$38,970,503	$26,212	$3,599,854	$4,143,782	$347,568	$155,954

(a) For the period May 1, 2015 (commencement of Investment Division) through December 31, 2015.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	MainStay VP Emerging Markets Equity—Initial Class		MainStay VP Floating Rate—Service Class		MainStay VP Government—Initial Class		MainStay VP Growth Allocation—Service Class		MainStay VP High Yield Corporate Bond—Initial Class
	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,813)	$(8,485)	$117,429	$132,029	$106,058	$118,247	$7,271	$(657)	$2,143,185	$2,475,849
Net realized gain (loss) on investments	(134,796)	(53,667)	(16,065)	4,237	(55,793)	(41,356)	171,741	14,692	2,680,680	104,110
Realized gain distribution received	—	—	—	—	—	22,938	182,613	165,837	—	—
Change in unrealized appreciation (depreciation) on investments	(370,188)	(437,918)	(150,420)	(166,914)	(103,743)	147,036	(464,114)	(112,673)	(6,000,680)	(2,169,436)

Net increase (decrease) in net assets resulting from operations	(506,797)	(500,070)	(49,056)	(30,648)	(53,478)	246,865	(102,489)	67,199	(1,176,815)	410,523

Contributions and (Withdrawals):
Payments received from policyowners	43,197	58,385	269,799	142,288	91,457	28,411	69,247	296,810	1,756,013	1,065,712
Policyowners' surrenders	(219,302)	(296,937)	(236,849)	(486,431)	(541,015)	(735,464)	(128,167)	(104,968)	(3,635,437)	(6,064,975)
Policyowners' annuity and death benefits	(19,015)	(52,560)	(69,501)	(149,728)	(243,763)	(330,210)	—	—	(1,698,366)	(1,890,158)
Net transfers from (to) Fixed Account	(32,097)	(38,799)	(368,962)	(284,617)	(118,756)	(153,255)	(113,423)	1,848	(1,759,544)	(1,002,249)
Transfers between Investment Divisions	(141,145)	(104,883)	41,227	(38,095)	160,759	104,842	(140,481)	389,443	(1,737,392)	(1,711,434)

Net contributions and (withdrawals)	(368,362)	(434,794)	(364,286)	(816,583)	(651,318)	(1,085,676)	(312,824)	583,133	(7,074,726)	(9,603,104)

Increase (decrease) in net assets	(875,159)	(934,864)	(413,342)	(847,231)	(704,796)	(838,811)	(415,313)	650,332	(8,251,541)	(9,192,581)

NET ASSETS:
Beginning of period	3,201,566	4,136,430	5,071,901	5,919,132	7,434,303	8,273,114	2,851,936	2,201,604	51,141,245	60,333,826

End of period	$2,326,407	$3,201,566	$4,658,559	$5,071,901	$6,729,507	$7,434,303	$2,436,623	$2,851,936	$42,889,704	$51,141,245

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	MainStay VP ICAP Select Equity—Initial Class		MainStay VP Income Builder—Initial Class		MainStay VP International Equity—Initial Class		MainStay VP Janus Balanced—Initial Class		MainStay VP Large Cap Growth—Initial Class
	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$315,298	$13,416	$1,144,158	$1,597,901	$(19,999)	$(41,086)	$97,482	$19,321	$(62,606)	$(58,162)
Net realized gain (loss) on investments	991,572	819,709	(609,649)	153,207	97,614	(316,211)	620,092	562,248	369,690	420,133
Realized gain distribution received	2,636,246	—	1,177,449	1,483,111	—	—	1,195,219	359,638	602,312	491,987
Change in unrealized appreciation (depreciation) on investments	(5,109,489)	1,121,053	(3,282,473)	(902,314)	181,661	131,821	(2,006,165)	511,594	(701,741)	(460,599)

Net increase (decrease) in net assets resulting from operations	(1,166,373)	1,954,178	(1,570,515)	2,331,905	259,276	(225,476)	(93,372)	1,452,801	207,655	393,359

Contributions and (Withdrawals):
Payments received from policyowners	349,454	281,819	509,173	400,494	115,961	54,465	220,554	259,583	32,086	31,778
Policyowners' surrenders	(1,635,249)	(1,759,570)	(2,194,953)	(2,403,059)	(466,977)	(364,108)	(1,107,180)	(1,073,944)	(470,652)	(303,843)
Policyowners' annuity and death benefits	(757,730)	(336,118)	(767,026)	(733,630)	(74,493)	(92,402)	(438,278)	(322,778)	(102,424)	(99,260)
Net transfers from (to) Fixed Account	(514,530)	(289,189)	(689,250)	(631,151)	(70,188)	(59,422)	(388,347)	(348,025)	(64,386)	(118,816)
Transfers between Investment Divisions	(834,917)	(504,016)	(302,793)	492,895	38,703	(165,870)	(523,020)	(445,521)	909,981	59,939

Net contributions and (withdrawals)	(3,392,972)	(2,607,074)	(3,444,849)	(2,874,451)	(456,994)	(627,337)	(2,236,271)	(1,930,685)	304,605	(430,202)

Increase (decrease) in net assets	(4,559,345)	(652,896)	(5,015,364)	(542,546)	(197,718)	(852,813)	(2,329,643)	(477,884)	512,260	(36,843)

NET ASSETS:
Beginning of period	27,020,373	27,673,269	35,279,821	35,822,367	5,646,017	6,498,830	20,860,270	21,338,154	4,569,849	4,606,692

End of period	$22,461,028	$27,020,373	$30,264,457	$35,279,821	$5,448,299	$5,646,017	$18,530,627	$20,860,270	$5,082,109	$4,569,849

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	MainStay VP Marketfield—Service Class		MainStay VP MFS® Utilities—Service Class		MainStay VP Mid Cap Core—Initial Class		MainStay VP Moderate Allocation—Service Class		MainStay VP Moderate Growth Allocation—Service Class
	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(8,340)	$(15,098)	$258,271	$35,236	$(69,925)	$(72,654)	$79,994	$89,861	$82,245	$27,619
Net realized gain (loss) on investments	(73,870)	(15,634)	584,567	459,725	643,533	534,190	526,209	178,476	695,573	226,179
Realized gain distribution received	—	—	791,504	558,771	1,139,325	1,269,643	799,653	786,689	764,598	551,998
Change in unrealized appreciation (depreciation) on investments	23,331	(130,187)	(3,499,388)	255,495	(2,121,079)	(631,136)	(1,742,673)	(716,541)	(1,906,294)	(558,226)

Net increase (decrease) in net assets resulting from operations	(58,879)	(160,919)	(1,865,046)	1,309,227	(408,146)	1,100,043	(336,817)	338,485	(363,878)	247,570

Contributions and (Withdrawals):
Payments received from policyowners	1,846	82,186	274,157	570,989	92,582	182,170	169,769	566,183	414,826	74,142
Policyowners' surrenders	(83,856)	(6,631)	(1,195,154)	(1,086,485)	(649,469)	(522,212)	(1,300,061)	(485,898)	(832,687)	(379,293)
Policyowners' annuity and death benefits	—	—	(130,851)	(139,638)	(114,477)	(253,592)	(47,255)	(21,572)	(86,817)	(4,862)
Net transfers from (to) Fixed Account	(28,161)	(62,710)	(245,479)	(53,699)	(48,063)	(10,726)	(304,161)	(26,194)	(150,421)	(111,871)
Transfers between Investment Divisions	(310,342)	187,620	(878,270)	884,611	(407,481)	90,191	(506,098)	1,302,280	1,468,804	(290,340)

Net contributions and (withdrawals)	(420,513)	200,465	(2,175,597)	175,778	(1,126,908)	(514,169)	(1,987,806)	1,334,799	813,705	(712,224)

Increase (decrease) in net assets	(479,392)	39,546	(4,040,643)	1,485,005	(1,535,054)	585,874	(2,324,623)	1,673,284	449,827	(464,654)

NET ASSETS:
Beginning of period	957,927	918,381	13,410,868	11,925,863	9,427,023	8,841,149	12,226,627	10,553,343	8,172,751	8,637,405

End of period	$478,535	$957,927	$9,370,225	$13,410,868	$7,891,969	$9,427,023	$9,902,004	$12,226,627	$8,622,578	$8,172,751

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	MainStay VP PIMCO Real Return—Service Class		MainStay VP S&P 500 Index—Initial Class		MainStay VP T. Rowe Price Equity Income—Initial Class		MainStay VP Unconstrained Bond—Service Class		MainStay VP U.S. Small Cap—Initial Class
	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$28,849	$(11,487)	$28,839	$62,287	$24,086	$8,761	$38,967	$56,135	$(27,056)	$(35,882)
Net realized gain (loss) on investments	(107,995)	(44,496)	2,731,032	2,583,620	285,767	266,715	(58,547)	348	217,661	308,320
Realized gain distribution received	—	131,766	570,925	—	333,447	349,682	—	—	344,371	259,283
Change in unrealized appreciation (depreciation) on investments	35,707	(47,637)	(3,362,771)	3,020,246	(1,164,415)	(173,838)	(56,614)	(63,755)	(701,593)	(357,951)

Net increase (decrease) in net assets resulting from operations	(43,439)	28,146	(31,975)	5,666,153	(521,115)	451,320	(76,194)	(7,272)	(166,617)	173,770

Contributions and (Withdrawals):
Payments received from policyowners	2,928	4,614	692,134	796,045	85,600	61,959	218,949	503,158	43,271	47,191
Policyowners' surrenders	(114,349)	(221,844)	(2,561,632)	(4,186,752)	(550,235)	(435,455)	(303,844)	(164,568)	(265,299)	(290,388)
Policyowners' annuity and death benefits	(6,344)	(29,816)	(1,172,332)	(1,359,312)	(105,042)	(152,906)	—	—	(23,253)	(6,994)
Net transfers from (to) Fixed Account	(26,725)	(45,811)	(844,390)	(416,841)	(276,911)	(77,888)	(193,715)	(1,105)	(14,408)	34,558
Transfers between Investment Divisions	(156,338)	(404,529)	(354,646)	182,918	11,835	(127,097)	(533,278)	513,747	30,907	(161,448)

Net contributions and (withdrawals)	(300,828)	(697,386)	(4,240,866)	(4,983,942)	(834,753)	(731,387)	(811,888)	851,232	(228,782)	(377,081)

Increase (decrease) in net assets	(344,267)	(669,240)	(4,272,841)	682,211	(1,355,868)	(280,067)	(888,082)	843,960	(395,399)	(203,311)

NET ASSETS:
Beginning of period	1,245,469	1,914,709	50,946,459	50,264,248	7,207,990	7,488,057	2,724,322	1,880,362	3,541,248	3,744,559

End of period	$901,202	$1,245,469	$46,673,618	$50,946,459	$5,852,122	$7,207,990	$1,836,240	$2,724,322	$3,145,849	$3,541,248

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	MainStay VP Van Eck Global Hard Assets—Initial Class		AMERICAN FUND IS GLOBL SM CAP - CLASS 4	American Funds IS® New World Fund®—Class 4		BlackRock® Global Allocation V.I. Fund—Class III		BlackRock® High Yield V.I. Fund—Class III
	2015	2014	2015 (a)	2015	2014 (b)	2015	2014	2015	2014 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(37,528)	$(51,534)	$(217)	$(458)	$168	$(3,171)	$13,067	$10,045	$1,971
Net realized gain (loss) on investments	(420,852)	(25,995)	(936)	(6,041)	(371)	(534)	14,872	(35,832)	(22)
Realized gain distribution received	—	—	—	3,748	1,480	77,758	115,528	844	625
Change in unrealized appreciation (depreciation) on investments	(934,499)	(1,097,494)	(1,214)	(3,134)	(5,134)	(102,278)	(137,442)	(3,310)	(5,068)

Net increase (decrease) in net assets resulting from operations	(1,392,879)	(1,175,023)	(2,367)	(5,885)	(3,857)	(28,225)	6,025	(28,253)	(2,494)

Contributions and (Withdrawals):
Payments received from policyowners	50,262	237,860	1	1,454	13,995	1,414	23,065	8,001	19,999
Policyowners' surrenders	(385,317)	(415,577)	(6,262)	(11,895)	(568)	(152,116)	(28,111)	(63,250)	—
Policyowners' annuity and death benefits	(7,800)	41	—	—	—	(1,081)	(22,738)	—	—
Net transfers from (to) Fixed Account	(3,615)	(137,117)	(7,541)	(8,621)	—	2,037	27,847	7,707	10,000
Transfers between Investment Divisions	(209,803)	160,071	55,193	90,869	35,756	118,719	220,598	82,168	91,914

Net contributions and (withdrawals)	(556,273)	(154,722)	41,391	71,807	49,183	(31,027)	220,661	34,626	121,913

Increase (decrease) in net assets	(1,949,152)	(1,329,745)	39,024	65,922	45,326	(59,252)	226,686	6,373	119,419

NET ASSETS:
Beginning of period	4,466,347	5,796,092	—	45,326	—	1,331,378	1,104,692	119,419	—

End of period	$2,517,195	$4,466,347	$39,024	$111,248	$45,326	$1,272,126	$1,331,378	$125,792	$119,419
(a) For the period May 1, 2015 (commencement of Investment Division) through December 31, 2015.
(b) For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	Columbia Variable Portfolio—Small Cap Value Fund—Class 2		Dreyfus IP Technology Growth Portfolio—Initial Shares		Fidelity® VIP Contrafund® Portfolio—Initial Class		Fidelity® VIP Equity-Income Portfolio—Initial Class		Fidelity® VIP Growth Opportunities Portfolio—Service Class 2
	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(5,579)	$(6,899)	$(17,416)	$(16,579)	$(70,492)	$(94,392)	$141,779	$126,076	$(1,940)	$(118)
Net realized gain (loss) on investments	10,338	30,638	41,155	122,237	655,753	647,780	(115,159)	(123,570)	1,857	21
Realized gain distribution received	50,393	99,532	125,896	74,583	2,219,236	498,701	767,874	121,632	16,547	42
Change in unrealized appreciation (depreciation) on investments	(115,817)	(109,441)	(86,346)	(130,844)	(2,924,017)	1,473,280	(1,201,685)	519,895	(12,674)	2,207

Net increase (decrease) in net assets resulting from operations	(60,665)	13,830	63,289	49,397	(119,520)	2,525,369	(407,191)	644,033	3,790	2,152

Contributions and (Withdrawals):
Payments received from policyowners	4,327	13,707	13,102	94,266	474,266	243,959	83,978	72,334	—	3,978
Policyowners' surrenders	(40,144)	(58,806)	(117,050)	(63,810)	(1,733,922)	(2,222,779)	(545,596)	(754,235)	(7,009)	—
Policyowners' annuity and death benefits	(1,048)	—	(6,766)	(27,900)	(553,747)	(183,102)	(127,121)	(155,779)	—	—
Net transfers from (to) Fixed Account	(2,951)	9,365	6,701	(49,577)	(324,852)	(266,658)	(79,097)	(74,669)	—	10,000
Transfers between Investment Divisions	45,430	(22,670)	443,451	(155,050)	317,424	(325,912)	(308,679)	(212,972)	201,504	49,984

Net contributions and (withdrawals)	5,614	(58,404)	339,438	(202,071)	(1,820,831)	(2,754,492)	(976,515)	(1,125,321)	194,495	63,962

Increase (decrease) in net assets	(55,051)	(44,574)	402,727	(152,674)	(1,940,351)	(229,123)	(1,383,706)	(481,288)	198,285	66,114

NET ASSETS:
Beginning of period	778,940	823,514	1,229,816	1,382,490	25,516,816	25,745,939	8,667,377	9,148,665	66,114	—

End of period	$723,889	$778,940	$1,632,543	$1,229,816	$23,576,465	$25,516,816	$7,283,671	$8,667,377	$264,399	$66,114

(b) For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	Fidelity® VIP Mid Cap Portfolio—Service Class 2		Invesco V.I. American Value Fund—Series II Shares		Invesco V.I. International Growth Fund—Series II Shares		Janus Aspen Global Research Portfolio—Institutional Shares		MFS® Investors Trust Series—Initial Class
	2015	2014	2015	2014	2015	2014 (b)	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(52,638)	$(64,443)	$(2,445)	$(1,206)	$335	$424	$(65,155)	$(25,142)	$(2,983)	$(2,878)
Net realized gain (loss) on investments	169,723	123,429	(3,646)	1,884	(2,654)	(9)	661,053	359,446	27,539	26,661
Realized gain distribution received	602,322	118,932	24,716	12,584	—	—	—	—	73,587	52,927
Change in unrealized appreciation (depreciation) on investments	(848,822)	50,948	(44,438)	(5,795)	(4,876)	(3,176)	(884,815)	285,099	(103,514)	(10,557)

Net increase (decrease) in net assets resulting from operations	(129,415)	228,866	(25,813)	7,467	(7,195)	(2,761)	(288,917)	619,403	(5,371)	66,153

Contributions and (Withdrawals):
Payments received from policyowners	77,189	94,555	30,840	52,332	6,720	5,506	174,916	227,733	3,007	15,003
Policyowners' surrenders	(536,074)	(173,469)	(7,370)	(418)	(14,168)	—	(767,988)	(923,670)	(40,165)	(74,795)
Policyowners' annuity and death benefits	(18,651)	—	—	—	—	—	(125,976)	(158,687)	(5,930)	(9,666)
Net transfers from (to) Fixed Account	(138,696)	(16,975)	(9,509)	6,117	(11,069)	2,303	(274,358)	(205,396)	(1,655)	(3,038)
Transfers between Investment Divisions	102,331	(137,747)	76,696	12,127	102,481	62,965	(149,802)	446	(30,338)	10,133

Net contributions and (withdrawals)	(513,901)	(233,636)	90,657	70,158	83,964	70,774	(1,143,208)	(1,059,574)	(75,081)	(62,363)

Increase (decrease) in net assets	(643,316)	(4,770)	64,844	77,625	76,769	68,013	(1,432,125)	(440,171)	(80,452)	3,790

NET ASSETS:
Beginning of period	5,058,542	5,063,312	145,440	67,815	68,013	—	10,257,840	10,698,011	736,900	733,110

End of period	$4,415,226	$5,058,542	$210,284	$145,440	$144,782	$68,013	$8,825,715	$10,257,840	$656,448	$736,900

(b) For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	MFS® Research Series—Initial Class		Neuberger Berman AMT Mid Cap Growth Portfolio—Class S		PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class		PIMCO VIT Total Return Portfolio—Advisor Class		Royce Micro-Cap Portfolio—Investment Class
	2015	2014	2015	2014	2015	2014 (b)	2015	2014 (b)	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(4,853)	$(4,232)	$(15,272)	$(12,054)	$5,263	$417	$26,729	$1,604	$(10,352)	$(14,002)
Net realized gain (loss) on investments	34,199	36,950	(90,850)	86,358	6,894	166	(587)	6	(13,948)	68,055
Realized gain distribution received	60,767	64,379	121,760	389,851	1,563	1,804	10,083	—	40,731	74,111
Change in unrealized appreciation (depreciation) on investments	(93,551)	(25,043)	(59,570)	(418,135)	(16,170)	7,445	(44,188)	204	(129,255)	(190,289)

Net increase (decrease) in net assets resulting from operations	(3,438)	72,054	(43,932)	46,020	(2,450)	9,832	(7,963)	1,814	(112,824)	(62,125)

Contributions and (Withdrawals):
Payments received from policyowners	4,436	9,881	9,103	5,043	692	11,203	632	1,988	3,530	5,576
Policyowners' surrenders	(36,435)	(74,417)	(151,546)	(111,773)	(19,826)	(1,440)	(15,683)	—	(99,670)	(163,498)
Policyowners' annuity and death benefits	—	—	(12,273)	(34,765)	—	—	—	—	(2,155)	—
Net transfers from (to) Fixed Account	(6,082)	(8,873)	(7,312)	(3,357)	—	—	—	—	(2,592)	(23,231)
Transfers between Investment Divisions	(35,345)	4,993	664,754	(83,240)	9,407	300,809	720,195	234,359	(39,128)	(76,028)

Net contributions and (withdrawals)	(73,426)	(68,416)	502,726	(228,092)	(9,727)	310,572	705,144	236,347	(140,015)	(257,181)

Increase (decrease) in net assets	(76,864)	3,638	458,794	(182,072)	(12,177)	320,404	697,181	238,161	(252,839)	(319,306)

NET ASSETS:
Beginning of period	857,202	853,564	860,323	1,042,395	320,404	—	238,161	—	918,716	1,238,022

End of period	$780,338	$857,202	$1,319,117	$860,323	$308,227	$320,404	$935,342	$238,161	$665,877	$918,716

(b) For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I
Non-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	UIF U.S. Real Estate Portfolio—Class II		Victory VIF Diversified Stock Fund—Class A Shares
	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,385)	$599	$(2,782)	$(1,804)
Net realized gain (loss) on investments	57,680	12,908	39,329	31,515
Realized gain distribution received	—	—	46,429	—
Change in unrealized appreciation (depreciation) on investments	(71,412)	94,280	(99,798)	5,190

Net increase (decrease) in net assets resulting from operations	(15,117)	107,787	(16,822)	34,901

Contributions and (Withdrawals):
Payments received from policyowners	3,914	70,829	34,850	1
Policyowners' surrenders	(99,673)	(35,709)	(44,251)	(58,882)
Policyowners' annuity and death benefits	—	—	—	—
Net transfers from (to) Fixed Account	9,064	15,420	(893)	95
Transfers between Investment Divisions	(211,362)	764,184	(7,204)	(30,068)

Net contributions and (withdrawals)	(298,057)	814,724	(17,498)	(88,854)

Increase (decrease) in net assets	(313,174)	922,511	(34,320)	(53,953)

NET ASSETS:
Beginning of period	962,765	40,254	396,537	450,490

End of period	$649,591	$962,765	$362,217	$396,537

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities
As of December 31, 2015

	MainStay VP Balanced—Service Class	MainStay VP Bond—Initial Class	MainStay VP Cash Management—Initial Class	MainStay VP Common Stock—Initial Class	MainStay VP Conservative Allocation—Service Class	MainStay VP Convertible—Initial Class	MainStay VP Cornerstone Growth—Initial Class	MainStay VP Cushing® Renaissance Advantage—Service Class	MainStay VP Eagle Small Cap Growth—Initial Class	MainStay VP Eagle Small Cap Growth—Service Class	MainStay VP Emerging Markets Equity—Initial Class
ASSETS:
Investment at net asset value	$5,356,958	$11,500,427	$10,156,099	$34,690,228	$11,983,099	$11,475,661	$58,554,056	$24,975	$7,546,274	$183,923	$4,201,851
Dividends due and accrued	—	—	95	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance
and Annuity Corporation	2,049	491	23	(18,761)	55	(28)	(5,724)	—	353	58	484
Net receivable from (payable to) the Fund for shares sold or purchased	(2,049)	(491)	(118)	18,761	(55)	28	5,724	—	(353)	(58)	(484)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	177	377	1,333	1,153	395	379	1,943	1	251	6	138
Administrative charges	15	31	111	96	33	32	162	—	21	1	11

Total net assets	$5,356,766	$11,500,019	$10,154,655	$34,688,979	$11,982,671	$11,475,250	$58,551,951	$24,974	$7,546,002	$183,916	$4,201,702

Total shares outstanding	398,206	810,332	10,153,864	1,364,350	1,130,769	967,643	2,244,158	3,292	654,365	16,108	615,482

Net asset value per share (NAV)	$13.45	$14.19	$1.00	$25.43	$10.60	$11.86	$26.09	$7.59	$11.53	$11.42	$6.83

Total units outstanding	328,823	487,617	7,638,693	724,988	819,741	354,385	1,711,379	3,354	597,038	16,067	625,995
Variable accumulation unit value	$16.29	$23.59	$1.33	$47.85	$14.62	$32.38	$34.22	$7.44	$12.64	$11.45	$6.71
Identified cost of investment	$5,337,316	$11,996,524	$10,155,982	$24,191,668	$13,183,351	$10,919,408	$62,569,731	$31,231	$6,730,806	$215,493	$5,958,271

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2015

	MainStay VP Floating Rate—Service Class	MainStay VP Government—Initial Class	MainStay VP Growth Allocation—Service Class	MainStay VP High Yield Corporate Bond—Initial Class	MainStay VP ICAP Select Equity—Initial Class	MainStay VP Income Builder—Initial Class	MainStay VP International Equity—Initial Class	MainStay VP Janus Balanced—Initial Class	MainStay VP Large Cap Growth—Initial Class	MainStay VP Marketfield—Service Class	MainStay VP MFS® Utilities—Service Class
ASSETS:
Investment at net asset value	$5,471,625	$7,895,737	$5,445,434	$46,119,039	$34,616,829	$39,759,465	$7,635,237	$40,083,025	$8,133,282	$1,362,112	$19,802,276
Dividends due and accrued	18,184	—	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance
and Annuity Corporation	286	187	50	(4,566)	(3,741)	(43,711)	650	(11,093)	(14,611)	155	(7,190)
Net receivable from (payable to) the Fund for shares sold or purchased	(18,470)	(187)	(50)	4,566	3,741	43,711	(650)	11,093	14,611	(155)	7,190
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	180	259	180	1,516	1,148	1,315	253	1,326	270	45	647
Administrative charges	15	22	15	126	96	110	21	111	23	4	54

Total net assets	$5,471,430	$7,895,456	$5,445,239	$46,117,397	$34,615,585	$39,758,040	$7,634,963	$40,081,588	$8,132,989	$1,362,063	$19,801,575

Total shares outstanding	625,317	718,336	516,010	5,069,948	2,222,319	2,596,405	543,742	3,310,271	390,522	151,292	1,960,376

Net asset value per share (NAV)	$8.75	$10.99	$10.55	$9.10	$15.58	$15.31	$14.04	$12.11	$20.83	$9.00	$10.10

Total units outstanding	450,513	350,721	374,874	1,244,725	1,714,756	1,104,166	302,109	3,038,181	310,545	156,640	1,661,965
Variable accumulation unit value	$12.15	$22.51	$14.53	$37.05	$20.19	$36.01	$25.27	$13.19	$26.19	$8.7	$11.91
Identified cost of investment	$5,761,576	$8,397,750	$5,433,982	$45,946,247	$27,824,771	$37,335,924	$6,327,862	$34,212,827	$6,654,080	$1,582,391	$21,400,526

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2015

	MainStay VP Mid Cap Core—Initial Class	MainStay VP Moderate Allocation—Service Class	MainStay VP Moderate Growth Allocation—Service Class	MainStay VP PIMCO Real Return—Service Class	MainStay VP S&P 500 Index—Initial Class	MainStay VP T. Rowe Price Equity Income—Initial Class	MainStay VP Unconstrained Bond—Service Class	MainStay VP U.S. Small Cap—Initial Class	MainStay VP Van Eck Global Hard Assets—Initial Class	American Funds IS® Global Small Capitalization Fund—Class 4	American Funds IS® New World Fund®—Class 4
ASSETS:
Investment at net asset value	$13,572,759	$17,895,002	$13,481,430	$2,006,041	$72,099,103	$10,639,653	$2,936,528	$4,211,433	$5,049,129	$30,356	$256,991
Dividends due and accrued	—	—	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance
and Annuity Corporation	3,673	(21,790)	592	1,311	1,436	369	3,618	706	513	—	35
Net receivable from (payable to) the Fund for shares sold or purchased	(3,673)	21,790	(592)	(1,311)	(1,436)	(369)	(3,618)	(706)	(513)	—	(35)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	450	592	446	66	2,393	353	96	140	165	1	8
Administrative charges	38	49	37	5	199	29	8	12	14	—	1

Total net assets	$13,572,271	$17,894,361	$13,480,947	$2,005,970	$72,096,511	$10,639,271	$2,936,424	$4,211,281	$5,048,950	$30,355	$256,982

Total shares outstanding	1,043,968	1,702,927	1,227,174	247,688	1,745,894	888,628	308,681	365,139	938,300	1,259	13,750

Net asset value per share (NAV)	$13.00	$10.51	$10.99	$8.10	$41.29	$11.97	$9.51	$11.53	$5.38	$24.11	$18.69

Total units outstanding	486,075	1,195,948	888,475	221,086	1,416,161	792,140	271,240	203,943	968,102	3,296	29,371
Variable accumulation unit value	$27.92	$14.96	$15.17	$9.07	$50.91	$13.43	$10.83	$20.65	$5.22	$9.21	$8.75
Identified cost of investment	$13,154,205	$19,169,105	$13,943,062	$2,422,052	$42,043,852	$9,662,990	$3,163,874	$3,619,103	$9,035,298	$33,693	$285,839

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2015

	BlackRock® Global Allocation V.I. Fund—Class III	BlackRock® High Yield V.I. Fund—Class III	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	Columbia Variable Portfolio—Small Cap Value Fund—Class 2	Dreyfus IP Technology Growth Portfolio—Initial Shares	Fidelity® VIP Contrafund® Portfolio—Initial Class	Fidelity® VIP Equity-Income Portfolio—Initial Class	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	Fidelity® VIP Mid Cap Portfolio—Service Class 2	Invesco V.I. American Value Fund—Series II Shares
ASSETS:
Investment at net asset value	$3,440,609	$522,260	$—	$2,037	$1,302,775	$3,073,716	$45,557,603	$13,271,425	$248,808	$8,514,178	$390,680
Dividends due and accrued	—	2,445	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance
and Annuity Corporation	849	96	—	—	14	70	(1,007)	(2,088)	33	228	40
Net receivable from (payable to) the Fund for shares sold or purchased	(849)	(2,541)	—	—	(14)	(70)	1,007	2,088	(33)	(228)	(40)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	113	17	—	—	43	102	1,510	439	8	282	13
Administrative charges	9	1	—	—	4	9	126	37	1	24	1

Total net assets	$3,440,487	$522,242	$—	$2,037	$1,302,728	$3,073,605	$45,555,967	$13,270,949	$248,799	$8,513,872	$390,666

Total shares outstanding	263,841	76,893	—	233	81,727	172,869	1,343,042	648,629	7,924	267,479	25,123

Net asset value per share (NAV)	$13.04	$6.76	$5.58	$8.76	$15.94	$17.78	$33.92	$20.46	$31.40	$31.83	$15.55

Total units outstanding	319,248	55,917	—	216	75,522	171,237	1,078,199	487,128	21,221	290,634	34,255
Variable accumulation unit value	$10.78	$9.34	$7.55	$9.42	$17.25	$17.95	$42.25	$27.24	$11.72	$29.3	$11.4
Identified cost of investment	$3,912,201	$565,124	$—	$2,048	$1,554,543	$2,723,493	$37,257,142	$13,619,394	$267,702	$7,946,264	$488,160

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)
As of December 31, 2015

	Invesco V.I. International Growth Fund—Series II Shares	Janus Aspen Global Research Portfolio—Institutional Shares	MFS® Investors Trust Series—Initial Class	MFS® Research Series—Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	PIMCO VIT Total Return Portfolio—Advisor Class	Royce Micro-Cap Portfolio—Investment Class	UIF U.S. Real Estate Portfolio—Class II	Victory VIF Diversified Stock Fund—Class A Shares
ASSETS:
Investment at net asset value	$416,012	$17,974,087	$1,355,247	$1,068,125	$1,879,749	$902,278	$743,755	$1,499,680	$970,691	$765,010
Dividends due and accrued	—	—	—	—	—	1,570	1,819	—	—	—
Net receivable from (payable to) New York Life Insurance
and Annuity Corporation	64	(1,290)	60	(71)	457	1,053	80	111	1,062	33
Net receivable from (payable to) the Fund for shares sold or purchased	(64)	1,290	(60)	71	(457)	(2,623)	(1,899)	(111)	(1,062)	(33)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	14	595	45	35	62	30	24	50	32	25
Administrative charges	1	50	4	3	5	2	2	4	3	2

Total net assets	$415,997	$17,973,442	$1,355,198	$1,068,087	$1,879,682	$902,246	$743,729	$1,499,626	$970,656	$764,983

Total shares outstanding	12,591	446,656	50,986	40,033	88,041	85,602	70,296	160,560	48,148	59,999

Net asset value per share (NAV)	$33.04	$40.24	$26.58	$26.68	$21.35	$10.54	$10.58	$9.34	$20.16	$12.75

Total units outstanding	44,690	799,319	75,724	54,938	79,176	85,674	74,053	100,152	84,133	42,680
Variable accumulation unit value	$9.31	$22.49	$17.88	$19.44	$23.74	$10.53	$10.04	$14.97	$11.54	$17.93
Identified cost of investment	$438,910	$12,721,620	$1,146,706	$865,679	$2,185,211	$928,774	$784,472	$1,752,938	$958,739	$634,154

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations
For the year ended December 31, 2015

	MainStay VP Balanced—Service Class	MainStay VP Bond—Initial Class	MainStay VP Cash Management—Initial Class	MainStay VP Common Stock—Initial Class	MainStay VP Conservative Allocation—Service Class	MainStay VP Convertible—Initial Class	MainStay VP Cornerstone Growth—Initial Class	MainStay VP Cushing® Renaissance Advantage—Service Class (a)	MainStay VP Eagle Small Cap Growth—Initial Class	MainStay VP Eagle Small Cap Growth—Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$49,405	$296,150	$924	$489,215	$268,324	$335,055	$—	$145	$—	$—
Mortality and expense risk charges	(70,061)	(152,255)	(110,877)	(445,457)	(155,888)	(149,249)	(745,808)	(172)	(99,450)	(1,643)
Administrative charges	(6,311)	(15,262)	(12,358)	(49,580)	(14,348)	(14,503)	(94,116)	(14)	(11,297)	(174)

Net investment income (loss)	(26,967)	128,633	(122,311)	(5,822)	98,088	171,303	(839,924)	(41)	(110,747)	(1,817)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,390,044	2,359,889	6,875,738	4,334,522	2,643,858	1,741,921	7,266,804	180	1,203,328	67,332
Cost of investments sold	(963,533)	(2,259,601)	(6,875,612)	(3,594,709)	(2,458,050)	(944,804)	(8,670,942)	(212)	(918,579)	(61,069)

Net realized gain (loss) on investments	426,511	100,288	126	739,813	185,808	797,117	(1,404,138)	(32)	284,749	6,263
Realized gain distribution received	346,066	4,575	—	2,741,861	732,068	921,920	7,882,567	—	968,754	22,408
Change in unrealized appreciation (depreciation)
on investments	(987,083)	(363,381)	(127)	(3,614,656)	(1,375,945)	(2,196,693)	(4,804,116)	(6,256)	(1,303,910)	(35,962)

Net gain (loss) on investments	(214,506)	(258,518)	(1)	(132,982)	(458,069)	(477,656)	1,674,313	(6,288)	(50,407)	(7,291)

Net increase (decrease) in net assets resulting
from operations	$(241,473)	$(129,885)	$(122,312)	$(138,804)	$(359,981)	$(306,353)	$834,389	$(6,329)	$(161,154)	$(9,108)

(a) For the period May 1, 2015 (commencement of Investment Division) through December 31, 2015.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2015

	MainStay VP Emerging Markets Equity—Initial Class	MainStay VP Floating Rate—Service Class	MainStay VP Government—Initial Class	MainStay VP Growth Allocation—Service Class	MainStay VP High Yield Corporate Bond—Initial Class	MainStay VP ICAP Select Equity—Initial Class	MainStay VP Income Builder—Initial Class	MainStay VP International Equity—Initial Class	MainStay VP Janus Balanced—Initial Class	MainStay VP Large Cap Growth—Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$65,006	$203,694	$235,114	$97,849	$2,948,455	$987,233	$2,071,066	$74,242	$774,465	$—
Mortality and expense risk charges	(61,786)	(67,098)	(103,723)	(70,633)	(621,587)	(453,801)	(528,905)	(95,830)	(511,196)	(98,528)
Administrative charges	(6,763)	(6,053)	(11,484)	(6,729)	(62,246)	(47,919)	(57,035)	(9,157)	(57,160)	(10,471)

Net investment income (loss)	(3,543)	130,543	119,907	20,487	2,264,622	485,513	1,485,126	(30,745)	206,109	(108,999)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,135,118	1,576,535	1,666,600	1,368,068	9,047,123	4,477,157	5,646,271	1,249,995	4,983,602	1,294,642
Cost of investments sold	(1,402,998)	(1,594,534)	(1,726,096)	(889,215)	(9,355,971)	(3,434,847)	(5,943,327)	(1,483,051)	(3,848,844)	(806,778)

Net realized gain (loss) on investments	(267,880)	(17,999)	(59,496)	478,853	(308,848)	1,042,310	(297,056)	(233,056)	1,134,758	487,864
Realized gain distribution received	—	—	—	424,285	—	4,068,496	1,553,268	—	2,606,717	1,001,907
Change in unrealized appreciation (depreciation)
on investments	(619,987)	(169,259)	(124,387)	(1,182,678)	(3,203,350)	(7,458,903)	(4,787,557)	642,698	(4,205,600)	(999,395)

Net gain (loss) on investments	(887,867)	(187,258)	(183,883)	(279,540)	(3,512,198)	(2,348,097)	(3,531,345)	409,642	(464,125)	490,376

Net increase (decrease) in net assets resulting
from operations	$(891,410)	$(56,715)	$(63,976)	$(259,053)	$(1,247,576)	$(1,862,584)	$(2,046,219)	$378,897	$(258,016)	$381,377

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2015

	MainStay VP Marketfield—Service Class	MainStay VP MFS® Utilities—Service Class	MainStay VP Mid Cap Core—Initial Class	MainStay VP Moderate Allocation—Service Class	MainStay VP Moderate Growth Allocation—Service Class	MainStay VP PIMCO Real Return—Service Class	MainStay VP S&P 500 Index—Initial Class	MainStay VP T. Rowe Price Equity Income—Initial Class	MainStay VP Unconstrained Bond—Service Class	MainStay VP U.S. Small Cap—Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$859,279	$80,356	$405,915	$306,797	$90,800	$1,049,100	$203,068	$90,850	$24,999
Mortality and expense risk charges	(18,631)	(285,706)	(179,018)	(223,565)	(171,760)	(28,322)	(913,710)	(143,099)	(34,086)	(56,504)
Administrative charges	(1,636)	(26,660)	(16,549)	(20,482)	(15,743)	(2,471)	(103,654)	(13,950)	(3,026)	(5,560)

Net investment income (loss)	(20,267)	546,913	(115,211)	161,868	119,294	60,007	31,736	46,019	53,738	(37,065)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	612,345	3,872,435	1,797,816	2,780,873	2,349,721	861,695	7,693,959	1,924,013	660,430	785,312
Cost of investments sold	(692,618)	(3,086,938)	(1,089,734)	(2,241,381)	(1,518,591)	(1,018,297)	(4,288,297)	(1,460,777)	(684,450)	(425,635)

Net realized gain (loss) on investments	(80,273)	785,497	708,082	539,492	831,130	(156,602)	3,405,662	463,236	(24,020)	359,677
Realized gain distribution received	—	1,644,873	1,962,220	1,439,980	1,206,203	—	892,399	626,276	—	476,700
Change in unrealized appreciation (depreciation)
on investments	(42,274)	(6,780,115)	(3,273,315)	(2,708,845)	(2,687,965)	12,150	(4,474,080)	(2,112,255)	(145,343)	(1,024,645)

Net gain (loss) on investments	(122,547)	(4,349,745)	(603,013)	(729,373)	(650,632)	(144,452)	(176,019)	(1,022,743)	(169,363)	(188,268)

Net increase (decrease) in net assets resulting
from operations	$(142,814)	$(3,802,832)	$(718,224)	$(567,505)	$(531,338)	$(84,445)	$(144,283)	$(976,724)	$(115,625)	$(225,333)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2015

	MainStay VP Van Eck Global Hard Assets—Initial Class	American Funds IS® Global Small Capitalization Fund—Class 4 (a)	American Funds IS® New World Fund®—Class 4	BlackRock® Global Allocation V.I. Fund—Class III	BlackRock® High Yield V.I. Fund—Class III	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2 (a)	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2 (a)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2	Dreyfus IP Technology Growth Portfolio—Initial Shares	Fidelity® VIP Contrafund® Portfolio—Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$24,731	$—	$1,404	$37,468	$22,010	$—	$—	$8,354	$—	$488,300
Mortality and expense risk charges	(90,757)	(152)	(2,511)	(43,977)	(5,406)	(7)	(8)	(17,464)	(30,078)	(580,416)
Administrative charges	(9,351)	(18)	(218)	(3,805)	(460)	(1)	(1)	(1,578)	(2,917)	(62,964)

Net investment income (loss)	(75,377)	(170)	(1,325)	(10,314)	16,144	(8)	(9)	(10,688)	(32,995)	(155,080)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,196,617	810	63,047	842,312	256,742	2,779	86	231,497	451,873	5,353,459
Cost of investments sold	(2,946,828)	(979)	(73,087)	(821,376)	(272,759)	(3,045)	(85)	(191,928)	(294,832)	(4,758,959)

Net realized gain (loss) on investments	(750,211)	(169)	(10,040)	20,936	(16,017)	(266)	1	39,569	157,041	594,500
Realized gain distribution received	—	214	14,142	212,478	3,533	—	—	96,410	216,953	4,377,522
Change in unrealized appreciation (depreciation)
on investments	(1,889,675)	(3,337)	(23,355)	(300,829)	(35,856)	—	(12)	(234,523)	(245,075)	(5,051,557)

Net gain (loss) on investments	(2,639,886)	(3,292)	(19,253)	(67,415)	(48,340)	(266)	(11)	(98,544)	128,919	(79,535)

Net increase (decrease) in net assets resulting
from operations	$(2,715,263)	$(3,462)	$(20,578)	$(77,729)	$(32,196)	$(274)	$(20)	$(109,232)	$95,924	$(234,615)
(a) For the period May 1, 2015 (commencement of Investment Division) through December 31, 2015.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2015

	Fidelity® VIP Equity-Income Portfolio—Initial Class	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	Fidelity® VIP Mid Cap Portfolio—Service Class 2	Invesco V.I. American Value Fund—Series II Shares	Invesco V.I. International Growth Fund—Series II Shares	Janus Aspen Global Research Portfolio—Institutional Shares	MFS® Investors Trust Series—Initial Class	MFS® Research Series—Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class
INVESTMENT INCOME (LOSS):
Dividend income	$447,867	$7	$22,643	$35	$4,641	$129,055	$13,122	$8,180	$—	$24,945
Mortality and expense risk charges	(176,842)	(1,967)	(112,678)	(4,550)	(3,149)	(237,892)	(16,900)	(13,729)	(22,482)	(7,582)
Administrative charges	(19,318)	(175)	(10,368)	(400)	(279)	(30,171)	(1,837)	(1,573)	(2,001)	(671)

Net investment income (loss)	251,707	(2,135)	(100,403)	(4,915)	1,213	(139,008)	(5,615)	(7,122)	(24,483)	16,692

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,915,848	85,059	1,653,892	103,237	51,851	1,972,702	195,210	228,114	376,276	332,556
Cost of investments sold	(2,255,794)	(82,856)	(1,321,244)	(110,554)	(53,671)	(2,047,029)	(156,703)	(137,385)	(503,394)	(325,921)

Net realized gain (loss) on investments	(339,946)	2,203	332,648	(7,317)	(1,820)	(74,327)	38,507	90,729	(127,118)	6,635
Realized gain distribution received	1,396,165	24,243	1,182,365	52,113	—	—	154,313	84,397	177,498	4,496
Change in unrealized appreciation (depreciation)
on investments	(2,069,413)	(20,589)	(1,623,933)	(93,394)	(20,721)	(436,299)	(203,526)	(172,337)	(52,559)	(37,164)

Net gain (loss) on investments	(1,013,194)	5,857	(108,920)	(48,598)	(22,541)	(510,626)	(10,706)	2,789	(2,179)	(26,033)

Net increase (decrease) in net assets resulting
from operations	$(761,487)	$3,722	$(209,323)	$(53,513)	$(21,328)	$(649,634)	$(16,321)	$(4,333)	$(26,662)	$(9,341)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Operations (Continued)
For the year ended December 31, 2015

	PIMCO VIT Total Return Portfolio—Advisor Class	Royce Micro-Cap Portfolio—Investment Class	UIF U.S. Real Estate Portfolio—Class II	Victory VIF Diversified Stock Fund—Class A Shares
INVESTMENT INCOME (LOSS):
Dividend income	$30,673	$—	$13,676	$5,144
Mortality and expense risk charges	(5,921)	(21,053)	(12,795)	(11,031)
Administrative charges	(528)	(1,998)	(1,160)	(1,000)

Net investment income (loss)	24,224	(23,051)	(279)	(6,887)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	144,481	504,341	412,103	273,339
Cost of investments sold	(146,595)	(539,718)	(357,643)	(125,886)

Net realized gain (loss) on investments	(2,114)	(35,377)	54,460	147,453
Realized gain distribution received	7,757	92,348	—	98,051
Change in unrealized appreciation (depreciation)
on investments	(41,945)	(284,250)	(78,110)	(287,356)

Net gain (loss) on investments	(36,302)	(227,279)	(23,650)	(41,852)

Net increase (decrease) in net assets resulting
from operations	$(12,078)	$(250,330)	$(23,929)	$(48,739)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets
For the years ended December 31, 2015
and December 31, 2014

	MainStay VP Balanced—Service Class		MainStay VP Bond—Initial Class		MainStay VP Cash Management—Initial Class		MainStay VP Common Stock—Initial Class		MainStay VP Conservative Allocation—Service Class
	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(26,967)	$(30,764)	$128,633	$89,835	$(122,311)	$(138,400)	$(5,822)	$(35,079)	$98,088	$140,974
Net realized gain (loss) on investments	426,511	173,289	100,288	67,366	126	501	739,813	1,393,669	185,808	278,766
Realized gain distribution received	346,066	405,675	4,575	—	—	—	2,741,861	—	732,068	905,742
Change in unrealized appreciation/(depreciation) on investments	(987,083)	(69,572)	(363,381)	454,135	(127)	(501)	(3,614,656)	3,242,855	(1,375,945)	(966,649)

Net increase (decrease) in net assets resulting from operations	(241,473)	478,628	(129,885)	611,336	(122,312)	(138,400)	(138,804)	4,601,445	(359,981)	358,833

Contributions and (Withdrawals):
Payments received from policyowners	115,152	206,743	305,717	281,341	857,381	1,312,556	593,517	908,141	659,052	454,315
Policyowners' surrenders	(728,337)	(379,478)	(1,392,293)	(1,523,333)	(3,795,813)	(2,494,576)	(3,244,395)	(3,018,017)	(1,655,859)	(1,264,453)
Policyowners' annuity and death benefits	(25,957)	—	(179,183)	(39,014)	(21,620)	(60,956)	(110,180)	(315,341)	(101,391)	(2,154)
Net transfers from (to) Fixed Account	(136,622)	(19,793)	(159,503)	(317,638)	(687,084)	(490,786)	(317,361)	(539,782)	(200,709)	(191,679)
Transfers between Investment Divisions	342,537	677,720	(413,635)	(124,335)	3,942,893	619,565	(255,681)	(1,131,174)	88,832	927,395

Net contributions and (withdrawals)	(433,227)	485,192	(1,838,897)	(1,722,979)	295,757	(1,114,197)	(3,334,100)	(4,096,173)	(1,210,075)	(76,576)

Increase (decrease) in net assets	(674,700)	963,820	(1,968,782)	(1,111,643)	173,445	(1,252,597)	(3,472,904)	505,272	(1,570,056)	282,257

NET ASSETS:
Beginning of period	6,031,466	5,067,646	13,468,801	14,580,444	9,981,210	11,233,807	38,161,883	37,656,611	13,552,727	13,270,470

End of period	$5,356,766	$6,031,466	$11,500,019	$13,468,801	$10,154,655	$9,981,210	$34,688,979	$38,161,883	$11,982,671	$13,552,727

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	MainStay VP Convertible—Initial Class		MainStay VP Cornerstone Growth—Initial Class		MainStay VP Cushing® Renaissance Advantage—Service Class	MainStay VP Eagle Small Cap Growth—Initial Class		MainStay VP Eagle Small Cap Growth—Service Class
	2015	2014	2015	2014	2015 (a)	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$171,303	$249,554	$(839,924)	$(458,996)	$(41)	$(110,747)	$(120,248)	$(1,817)	$(851)
Net realized gain (loss) on investments	797,117	280,447	(1,404,138)	(802,266)	(32)	284,749	272,372	6,263	1,130
Realized gain distribution received	921,920	510,988	7,882,567	12,668,442	—	968,754	41,846	22,408	364
Change in unrealized appreciation/(depreciation) on investments	(2,196,693)	(239,019)	(4,804,116)	(6,953,046)	(6,256)	(1,303,910)	(113,257)	(35,962)	1,482

Net increase (decrease) in net assets resulting from operations	(306,353)	801,970	834,389	4,454,134	(6,329)	(161,154)	80,713	(9,108)	2,125

Contributions and (Withdrawals):
Payments received from policyowners	483,743	310,668	1,244,887	1,690,509	1	165,349	198,510	10,731	3,863
Policyowners' surrenders	(1,227,061)	(1,408,698)	(5,758,034)	(5,164,694)	—	(556,099)	(731,890)	(42,436)	(6,576)
Policyowners' annuity and death benefits	(58,221)	(16,486)	(132,228)	(334,199)	—	(47,256)	(17,278)	—	—
Net transfers from (to) Fixed Account	(199,642)	(99,161)	(372,237)	(735,505)	3,070	(88,557)	(46,578)	(1,066)	—
Transfers between Investment Divisions	139,478	333,563	(1,131,640)	(1,228,694)	28,232	(461,937)	(360,312)	136,383	42,148

Net contributions and (withdrawals)	(861,703)	(880,114)	(6,149,252)	(5,772,583)	31,303	(988,500)	(957,548)	103,612	39,435

Increase (decrease) in net assets	(1,168,056)	(78,144)	(5,314,863)	(1,318,449)	24,974	(1,149,654)	(876,835)	94,504	41,560

NET ASSETS:
Beginning of period	12,643,306	12,721,450	63,866,814	65,185,263	—	8,695,656	9,572,491	89,412	47,852

End of period	$11,475,250	$12,643,306	$58,551,951	$63,866,814	$24,974	$7,546,002	$8,695,656	$183,916	$89,412

(a) For the period May 1, 2015 (commencement of Investment Division) through December 31, 2015.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	MainStay VP Emerging Markets Equity—Initial Class		MainStay VP Floating Rate—Service Class		MainStay VP Government—Initial Class		MainStay VP Growth Allocation—Service Class		MainStay VP High Yield Corporate Bond—Initial Class
	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(3,543)	$(16,919)	$130,543	$147,537	$119,907	$157,686	$20,487	$(7,881)	$2,264,622	$2,553,383
Net realized gain (loss) on investments	(267,880)	(136,204)	(17,999)	3,878	(59,496)	25,254	478,853	59,137	(308,848)	605,574
Realized gain distribution received	—	—	—	—	—	30,455	424,285	370,410	—	—
Change in unrealized appreciation/(depreciation) on investments	(619,987)	(767,131)	(169,259)	(192,951)	(124,387)	105,924	(1,182,678)	(216,493)	(3,203,350)	(2,754,996)

Net increase (decrease) in net assets resulting from operations	(891,410)	(920,254)	(56,715)	(41,536)	(63,976)	319,319	(259,053)	205,173	(1,247,576)	403,961

Contributions and (Withdrawals):
Payments received from policyowners	144,643	607,557	807,568	485,711	174,078	232,766	587,389	340,155	1,162,010	1,664,992
Policyowners' surrenders	(580,127)	(1,037,542)	(784,245)	(827,626)	(1,032,171)	(1,225,649)	(378,773)	(234,854)	(5,896,831)	(6,167,386)
Policyowners' annuity and death benefits	(30,520)	(3,101)	(8,314)	(19,607)	(121,608)	(175,560)	—	(3,498)	(284,005)	(427,190)
Net transfers from (to) Fixed Account	(77,109)	(7,795)	(166,118)	(4,632)	(57,305)	(165,187)	(65,427)	45,533	(1,185,834)	(536,393)
Transfers between Investment Divisions	(260,929)	(463,663)	(285,257)	(424,047)	(367,308)	(192,525)	(638,691)	487,211	(1,247,827)	(1,390,487)

Net contributions and (withdrawals)	(804,042)	(904,544)	(436,366)	(790,201)	(1,404,314)	(1,526,155)	(495,502)	634,547	(7,452,487)	(6,856,464)

Increase (decrease) in net assets	(1,695,452)	(1,824,798)	(493,081)	(831,737)	(1,468,290)	(1,206,836)	(754,555)	839,720	(8,700,063)	(6,452,503)

NET ASSETS:
Beginning of period	5,897,154	7,721,952	5,964,511	6,796,248	9,363,746	10,570,582	6,199,794	5,360,074	54,817,460	61,269,963

End of period	$4,201,702	$5,897,154	$5,471,430	$5,964,511	$7,895,456	$9,363,746	$5,445,239	$6,199,794	$46,117,397	$54,817,460

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	MainStay VP ICAP Select Equity—Initial Class		MainStay VP Income Builder—Initial Class		MainStay VP International Equity—Initial Class		MainStay VP Janus Balanced—Initial Class		MainStay VP Large Cap Growth—Initial Class
	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$485,513	$17,015	$1,485,126	$2,066,135	$(30,745)	$(59,522)	$206,109	$31,456	$(108,999)	$(101,651)
Net realized gain (loss) on investments	1,042,310	1,160,553	(297,056)	893,922	(233,056)	(454,958)	1,134,758	1,133,623	487,864	341,434
Realized gain distribution received	4,068,496	—	1,553,268	1,917,043	—	—	2,606,717	768,462	1,001,907	853,806
Change in unrealized appreciation/(depreciation) on investments	(7,458,903)	1,691,097	(4,787,557)	(1,843,809)	642,698	191,403	(4,205,600)	1,168,910	(999,395)	(409,638)

Net increase (decrease) in net assets resulting from operations	(1,862,584)	2,868,665	(2,046,219)	3,033,291	378,897	(323,077)	(258,016)	3,102,451	381,377	683,951

Contributions and (Withdrawals):
Payments received from policyowners	966,870	1,060,395	576,717	1,190,334	175,565	286,380	872,344	789,966	225,574	303,933
Policyowners' surrenders	(3,062,958)	(3,901,839)	(4,294,368)	(4,276,833)	(501,491)	(631,711)	(3,925,768)	(4,191,556)	(721,138)	(604,186)
Policyowners' annuity and death benefits	(278,406)	(240,469)	(214,453)	(257,304)	(42,665)	(53,936)	(80,705)	(115,019)	(34,027)	(64,345)
Net transfers from (to) Fixed Account	(486,168)	(497,672)	(643,099)	(638,426)	(103,899)	(121,878)	(495,272)	(420,768)	(62,602)	(24,197)
Transfers between Investment Divisions	(714,694)	(645,488)	404,898	254,744	(403,583)	(264,968)	(452,952)	(497,826)	331,968	176,444

Net contributions and (withdrawals)	(3,575,356)	(4,225,073)	(4,170,305)	(3,727,485)	(876,073)	(786,113)	(4,082,353)	(4,435,203)	(260,225)	(212,351)

Increase (decrease) in net assets	(5,437,940)	(1,356,408)	(6,216,524)	(694,194)	(497,176)	(1,109,190)	(4,340,369)	(1,332,752)	121,152	471,600

NET ASSETS:
Beginning of period	40,053,525	41,409,933	45,974,564	46,668,758	8,132,139	9,241,329	44,421,957	45,754,709	8,011,837	7,540,237

End of period	$34,615,585	$40,053,525	$39,758,040	$45,974,564	$7,634,963	$8,132,139	$40,081,588	$44,421,957	$8,132,989	$8,011,837

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	MainStay VP Marketfield—Service Class		MainStay VP MFS® Utilities—Service Class		MainStay VP Mid Cap Core—Initial Class		MainStay VP Moderate Allocation—Service Class		MainStay VP Moderate Growth Allocation—Service Class
	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(20,267)	$(25,963)	$546,913	$62,937	$(115,211)	$(116,153)	$161,868	$131,441	$119,294	$49,495
Net realized gain (loss) on investments	(80,273)	(12,533)	785,497	810,422	708,082	979,504	539,492	721,010	831,130	654,080
Realized gain distribution received	—	—	1,644,873	1,076,627	1,962,220	2,068,982	1,439,980	1,245,804	1,206,203	1,004,946
Change in unrealized appreciation/(depreciation) on investments	(42,274)	(244,678)	(6,780,115)	659,931	(3,273,315)	(1,177,779)	(2,708,845)	(1,541,389)	(2,687,965)	(1,240,909)

Net increase (decrease) in net assets resulting from operations	(142,814)	(283,174)	(3,802,832)	2,609,917	(718,224)	1,754,554	(567,505)	556,866	(531,338)	467,612

Contributions and (Withdrawals):
Payments received from policyowners	133,274	100,347	686,406	1,093,955	304,719	389,445	1,141,371	882,445	457,003	636,391
Policyowners' surrenders	(156,388)	(142,599)	(2,297,033)	(2,356,128)	(1,017,088)	(1,136,222)	(1,832,491)	(1,745,315)	(1,672,162)	(1,780,958)
Policyowners' annuity and death benefits	—	—	(125,094)	(124,943)	(67,016)	(65,229)	(49,117)	(11,388)	(48,378)	—
Net transfers from (to) Fixed Account	(104,400)	71,195	(795,221)	(437,837)	(102,504)	(85,576)	(533,017)	(145,151)	(31,966)	(685,958)
Transfers between Investment Divisions	(162,922)	511,175	256,045	1,123,406	(177,364)	443,503	255,912	1,482,110	394,041	717,476

Net contributions and (withdrawals)	(290,436)	540,118	(2,274,897)	(701,547)	(1,059,253)	(454,079)	(1,017,342)	462,701	(901,462)	(1,113,049)

Increase (decrease) in net assets	(433,250)	256,944	(6,077,729)	1,908,370	(1,777,477)	1,300,475	(1,584,847)	1,019,567	(1,432,800)	(645,437)

NET ASSETS:
Beginning of period	1,795,313	1,538,369	25,879,304	23,970,934	15,349,748	14,049,273	19,479,208	18,459,641	14,913,747	15,559,184

End of period	$1,362,063	$1,795,313	$19,801,575	$25,879,304	$13,572,271	$15,349,748	$17,894,361	$19,479,208	$13,480,947	$14,913,747

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	MainStay VP PIMCO Real Return—Service Class		MainStay VP S&P 500 Index—Initial Class		MainStay VP T. Rowe Price Equity Income—Initial Class		MainStay VP Unconstrained Bond—Service Class		MainStay VP U.S. Small Cap—Initial Class
	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$60,007	$(22,808)	$31,736	$75,495	$46,019	$13,947	$53,738	$55,989	$(37,065)	$(49,702)
Net realized gain (loss) on investments	(156,602)	(70,747)	3,405,662	2,856,578	463,236	676,047	(24,020)	(8,000)	359,677	319,662
Realized gain distribution received	—	270,670	892,399	—	626,276	631,462	—	—	476,700	352,380
Change in unrealized appreciation/(depreciation) on investments	12,150	(131,261)	(4,474,080)	5,717,819	(2,112,255)	(526,783)	(145,343)	(53,292)	(1,024,645)	(380,442)

Net increase (decrease) in net assets resulting from operations	(84,445)	45,854	(144,283)	8,649,892	(976,724)	794,673	(115,625)	(5,303)	(225,333)	241,898

Contributions and (Withdrawals):
Payments received from policyowners	81,405	97,656	1,376,559	1,643,417	226,886	383,491	242,703	255,626	93,575	128,500
Policyowners' surrenders	(297,986)	(390,587)	(6,142,925)	(6,464,464)	(1,174,795)	(1,606,571)	(283,466)	(330,150)	(509,011)	(321,317)
Policyowners' annuity and death benefits	(10,150)	(2,704)	(405,870)	(435,228)	(92,678)	(51,733)	(17,515)	(2,838)	(46,968)	(12,631)
Net transfers from (to) Fixed Account	(63,270)	(98,653)	(608,316)	(786,975)	(272,441)	(120,262)	(103,008)	(24,310)	(34,410)	(86,754)
Transfers between Investment Divisions	(379,380)	(410,297)	(212,645)	(1,352,584)	(119,379)	(413,509)	393,310	764,642	5,472	(113,173)

Net contributions and (withdrawals)	(669,381)	(804,585)	(5,993,197)	(7,395,834)	(1,432,407)	(1,808,584)	232,024	662,970	(491,342)	(405,375)

Increase (decrease) in net assets	(753,826)	(758,731)	(6,137,480)	1,254,058	(2,409,131)	(1,013,911)	116,399	657,667	(716,675)	(163,477)

NET ASSETS:
Beginning of period	2,759,796	3,518,527	78,233,991	76,979,933	13,048,402	14,062,313	2,820,025	2,162,358	4,927,956	5,091,433

End of period	$2,005,970	$2,759,796	$72,096,511	$78,233,991	$10,639,271	$13,048,402	$2,936,424	$2,820,025	$4,211,281	$4,927,956

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	MainStay VP Van Eck Global Hard Assets—Initial Class		American Funds IS® Global Small Capitalization Fund—Class 4	American Funds IS® New World Fund®—Class 4		BlackRock® Global Allocation V.I. Fund—Class III		BlackRock® High Yield V.I. Fund—Class III
	2015	2014	2015 (a)	2015	2014 (b)	2015	2014	2015	2014 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(75,377)	$(108,615)	$(170)	$(1,325)	$389	$(10,314)	$37,676	$16,144	$2,778
Net realized gain (loss) on investments	(750,211)	21,356	(169)	(10,040)	(16)	20,936	64,618	(16,017)	(43)
Realized gain distribution received	—	—	214	14,142	532	212,478	330,247	3,533	1,319
Change in unrealized appreciation/(depreciation) on investments	(1,889,675)	(2,178,812)	(3,337)	(23,355)	(5,528)	(300,829)	(416,099)	(35,856)	(9,548)

Net increase (decrease) in net assets resulting from operations	(2,715,263)	(2,266,071)	(3,462)	(20,578)	(4,623)	(77,729)	16,442	(32,196)	(5,494)

Contributions and (Withdrawals):
Payments received from policyowners	254,877	379,246	8,289	49,117	29,499	186,465	176,205	57,204	27
Policyowners' surrenders	(677,457)	(945,969)	—	(20,675)	(7)	(225,376)	(306,581)	(38,405)	(215)
Policyowners' annuity and death benefits	(29,727)	(21,474)	—	—	—	(7,404)	—	—	—
Net transfers from (to) Fixed Account	(64,987)	(171,117)	3,280	29,269	111	(162,313)	(64,518)	310	—
Transfers between Investment Divisions	(709,756)	596,291	22,248	140,601	54,268	(89,248)	602,064	283,271	257,740

Net contributions and (withdrawals)	(1,227,050)	(163,023)	33,817	198,312	83,871	(297,876)	407,170	302,380	257,552

Increase (decrease) in net assets	(3,942,313)	(2,429,094)	30,355	177,734	79,248	(375,605)	423,612	270,184	252,058

NET ASSETS:
Beginning of period	8,991,263	11,420,357	—	79,248	—	3,816,092	3,392,480	252,058	—

End of period	$5,048,950	$8,991,263	$30,355	$256,982	$79,248	$3,440,487	$3,816,092	$522,242	$252,058

(a) For the period May 1, 2015 (commencement of Investment Division) through December 31, 2015.
(b) For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	Columbia Variable Portfolio—Small Cap Value Fund—Class 2		Dreyfus IP Technology Growth Portfolio—Initial Shares		Fidelity® VIP Contrafund® Portfolio—Initial Class
	2015 (a)	2015 (a)	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(8)	$(9)	$(10,688)	$(14,373)	$(32,995)	$(29,001)	$(155,080)	$(186,889)
Net realized gain (loss) on investments	(266)	1	39,569	243,478	157,041	127,552	594,500	599,483
Realized gain distribution received	—	—	96,410	190,873	216,953	119,138	4,377,522	974,111
Change in unrealized appreciation/(depreciation) on investments	—	(12)	(234,523)	(390,676)	(245,075)	(107,656)	(5,051,557)	3,478,037

Net increase (decrease) in net assets resulting from operations	(274)	(20)	(109,232)	29,302	95,924	110,033	(234,615)	4,864,742

Contributions and (Withdrawals):
Payments received from policyowners	—	—	43,432	48,691	124,141	55,619	1,149,577	1,234,016
Policyowners' surrenders	—	—	(107,599)	(152,825)	(259,428)	(183,053)	(3,560,816)	(3,704,053)
Policyowners' annuity and death benefits	—	—	(639)	—	(17,051)	(90)	(294,580)	(136,204)
Net transfers from (to) Fixed Account	—	—	9,823	(18,337)	(20,566)	(27,404)	(678,211)	(255,882)
Transfers between Investment Divisions	274	2,057	(48,318)	59,231	951,464	(107,241)	(754,201)	(852,014)

Net contributions and (withdrawals)	274	2,057	(103,301)	(63,240)	778,560	(262,169)	(4,138,231)	(3,714,137)

Increase (decrease) in net assets	—	2,037	(212,533)	(33,938)	874,484	(152,136)	(4,372,846)	1,150,605

NET ASSETS:
Beginning of period	—	—	1,515,261	1,549,199	2,199,121	2,351,257	49,928,813	48,778,208

End of period	$—	$2,037	$1,302,728	$1,515,261	$3,073,605	$2,199,121	$45,555,967	$49,928,813

(a) For the period May 1, 2015 (commencement of Investment Division) through December 31, 2015.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	Fidelity® VIP Equity-Income Portfolio—Initial Class		Fidelity® VIP Growth Opportunities Portfolio—Service Class 2		Fidelity® VIP Mid Cap Portfolio—Service Class 2		Invesco V.I. American Value Fund—Series II Shares		Invesco V.I. International Growth Fund—Series II Shares
	2015	2014	2015	2014 (b)	2015	2014	2015	2014	2015	2014 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$251,707	$231,369	$(2,135)	$(105)	$(100,403)	$(132,523)	$(4,915)	$(2,255)	$1,213	$248
Net realized gain (loss) on investments	(339,946)	(120,540)	2,203	10	332,648	363,479	(7,317)	4,739	(1,820)	41
Realized gain distribution received	1,396,165	216,557	24,243	25	1,182,365	242,155	52,113	22,854	—	—
Change in unrealized appreciation/(depreciation) on investments	(2,069,413)	772,883	(20,589)	1,663	(1,623,933)	(1,840)	(93,394)	(11,379)	(20,721)	(2,241)

Net increase (decrease) in net assets resulting from operations	(761,487)	1,100,269	3,722	1,593	(209,323)	471,271	(53,513)	13,959	(21,328)	(1,952)

Contributions and (Withdrawals):
Payments received from policyowners	272,305	450,630	9,640	19,850	281,028	307,045	21,096	18,245	61,039	19,419
Policyowners' surrenders	(1,298,677)	(1,046,134)	(155)	—	(939,070)	(809,236)	(23,518)	(37,058)	(29,877)	(14)
Policyowners' annuity and death benefits	(75,571)	(93,654)	—	—	(93,136)	(48,725)	—	—	—	—
Net transfers from (to) Fixed Account	(213,724)	(139,867)	1,269	—	(293,378)	(95,282)	13,534	14,885	9,799	(364)
Transfers between Investment Divisions	(287,378)	(506,085)	194,201	18,679	(149,099)	(407,478)	175,368	166,947	326,790	52,485

Net contributions and (withdrawals)	(1,603,045)	(1,335,110)	204,955	38,529	(1,193,655)	(1,053,676)	186,480	163,019	367,751	71,526

Increase (decrease) in net assets	(2,364,532)	(234,841)	208,677	40,122	(1,402,978)	(582,405)	132,967	176,978	346,423	69,574

NET ASSETS:
Beginning of period	15,635,481	15,870,322	40,122	—	9,916,850	10,499,255	257,699	80,721	69,574	—

End of period	$13,270,949	$15,635,481	$248,799	$40,122	$8,513,872	$9,916,850	$390,666	$257,699	$415,997	$69,574

(b) For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	Janus Aspen Global Research Portfolio—Institutional Shares		MFS® Investors Trust Series—Initial Class		MFS® Research Series—Initial Class		Neuberger Berman AMT Mid Cap Growth Portfolio—Class S		PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class
	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(139,008)	$(57,308)	$(5,615)	$(4,990)	$(7,122)	$(6,283)	$(24,483)	$(22,453)	$16,692	$507
Net realized gain (loss) on investments	(74,327)	(206,742)	38,507	39,000	90,729	84,039	(127,118)	43,094	6,635	136
Realized gain distribution received	—	—	154,313	101,211	84,397	91,013	177,498	713,173	4,496	2,503
Change in unrealized appreciation/(depreciation) on investments	(436,299)	1,455,714	(203,526)	(14,805)	(172,337)	(67,942)	(52,559)	(637,131)	(37,164)	8,045

Net increase (decrease) in net assets resulting from operations	(649,634)	1,191,664	(16,321)	120,416	(4,333)	100,827	(26,662)	96,683	(9,341)	11,191

Contributions and (Withdrawals):
Payments received from policyowners	421,369	475,961	72,712	54,998	21,878	36,091	75,415	65,838	199,554	37,884
Policyowners' surrenders	(1,363,524)	(1,835,383)	(87,298)	(102,847)	(150,358)	(135,651)	(284,042)	(110,983)	(70,336)	(3,451)
Policyowners' annuity and death benefits	(131,177)	(56,152)	(7,026)	(14,066)	(591)	(2,556)	(17,578)	(1,084)	—	—
Net transfers from (to) Fixed Account	(180,000)	(142,107)	(36,255)	(93)	223	13,468	(4,035)	(20,421)	(14,826)	108
Transfers between Investment Divisions	(276,688)	(387,800)	53,264	5,642	(68,806)	41,553	473,913	(123,356)	300,959	450,504

Net contributions and (withdrawals)	(1,530,020)	(1,945,481)	(4,603)	(56,366)	(197,654)	(47,095)	243,673	(190,006)	415,351	485,045

Increase (decrease) in net assets	(2,179,654)	(753,817)	(20,924)	64,050	(201,987)	53,732	217,011	(93,323)	406,010	496,236

NET ASSETS:
Beginning of period	20,153,096	20,906,913	1,376,122	1,312,072	1,270,074	1,216,342	1,662,671	1,755,994	496,236	—

End of period	$17,973,442	$20,153,096	$1,355,198	$1,376,122	$1,068,087	$1,270,074	$1,879,682	$1,662,671	$902,246	$496,236

(b) For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II
Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2015
and December 31, 2014

	PIMCO VIT Total Return Portfolio—Advisor Class		Royce Micro-Cap Portfolio—Investment Class		UIF U.S. Real Estate Portfolio—Class II		Victory VIF Diversified Stock Fund—Class A Shares
	2015	2014 (b)	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$24,224	$1,181	$(23,051)	$(29,073)	$(279)	$(237)	$(6,887)	$(4,224)
Net realized gain (loss) on investments	(2,114)	7	(35,377)	52,472	54,460	7,200	147,453	61,652
Realized gain distribution received	7,757	—	92,348	165,883	—	—	98,051	—
Change in unrealized appreciation/(depreciation) on investments	(41,945)	(671)	(284,250)	(303,687)	(78,110)	91,739	(287,356)	25,928

Net increase (decrease) in net assets resulting from operations	(12,078)	517	(250,330)	(114,405)	(23,929)	98,702	(48,739)	83,356

Contributions and (Withdrawals):
Payments received from policyowners	94,859	41,053	86,576	109,344	75,403	24,370	45,396	34,475
Policyowners' surrenders	(56,078)	(109)	(191,449)	(234,897)	(53,332)	(43,088)	(41,944)	(85,704)
Policyowners' annuity and death benefits	—	—	(16,040)	(10,533)	(17,643)	—	—	—
Net transfers from (to) Fixed Account	(28,758)	2,056	(20,566)	(44,987)	(15,204)	7,494	(23,780)	(12,246)
Transfers between Investment Divisions	562,072	140,195	(202,191)	(37,112)	234,227	530,567	(169,202)	(103,101)

Net contributions and (withdrawals)	572,095	183,195	(343,670)	(218,185)	223,451	519,343	(189,530)	(166,576)

Increase (decrease) in net assets	560,017	183,712	(594,000)	(332,590)	199,522	618,045	(238,269)	(83,220)

NET ASSETS:
Beginning of period	183,712	—	2,093,626	2,426,216	771,134	153,089	1,003,252	1,086,472

End of period	$743,729	$183,712	$1,499,626	$2,093,626	$970,656	$771,134	$764,983	$1,003,252
(b) For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Annuity Separate Account-I (“Separate Account-I”) and NYLIAC Variable Annuity Separate Account-II (“Separate Account-II”) were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (“Separate Account-I”) and Tax-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (“Separate Account-II”) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts that follows the accounting and reporting guidance under ASC 946. Sales of these policies were discontinued effective May 10, 2002.
The assets of Separate Account-I and Separate Account-II are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the AIM Variable Insurance Funds, the American Funds Insurance Series®, the BlackRock Variable Series Funds, Inc., the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS® Variable Insurance Trust, the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents a portion of the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.
The following Investment Divisions, with their respective Fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced—Service Class
MainStay VP Bond—Initial Class
MainStay VP Cash Management—Initial Class
MainStay VP Common Stock—Initial Class
MainStay VP Conservative Allocation—Service Class
MainStay VP Convertible—Initial Class
MainStay VP Cornerstone Growth—Initial Class
MainStay VP Cushing® Renaissance Advantage—Service Class
MainStay VP Eagle Small Cap Growth—Initial Class
MainStay VP Eagle Small Cap Growth—Service Class
MainStay VP Emerging Markets Equity—Initial Class
MainStay VP Floating Rate—Service Class
MainStay VP Government—Initial Class
MainStay VP Growth Allocation—Service Class
MainStay VP High Yield Corporate Bond—Initial Class
MainStay VP ICAP Select Equity—Initial Class
MainStay VP Income Builder—Initial Class
MainStay VP International Equity—Initial Class
MainStay VP Janus Balanced—Initial Class
MainStay VP Large Cap Growth—Initial Class
MainStay VP Marketfield—Service Class
MainStay VP MFS® Utilities—Service Class
MainStay VP Mid Cap Core—Initial Class
MainStay VP Moderate Allocation—Service Class
MainStay VP Moderate Growth Allocation—Service Class
MainStay VP PIMCO Real Return—Service Class
MainStay VP S&P 500 Index—Initial Class
MainStay VP T. Rowe Price Equity Income—Initial Class
MainStay VP Unconstrained Bond—Service Class
MainStay VP U.S. Small Cap—Initial Class
MainStay VP Van Eck Global Hard Assets—Initial Class
American Funds IS® Global Small Capitalization Fund—Class 4
American Funds IS® New World Fund®—Class 4
BlackRock® Global Allocation V.I. Fund—Class III
BlackRock® High Yield V.I. Fund—Class III
Columbia Variable Portfolio-Commodity Strategy Fund—Class 2

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Columbia Variable Portfolio-Emerging Markets Bond Fund—Class 2
Columbia Variable Portfolio-Small Cap Value Fund—Class 2
Dreyfus IP Technology Growth Portfolio—Initial Shares
Fidelity® VIP Contrafund® Portfolio—Initial Class
Fidelity® VIP Equity-Income Portfolio—Initial Class
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2
Fidelity® VIP Mid Cap Portfolio—Service Class 2
Invesco V.I. American Value Fund—Series II Shares
Invesco V.I. International Growth Fund—Series II Shares
Janus Aspen Global Research Portfolio—Institutional Shares
MFS® Investors Trust Series—Initial Class
MFS® Research Series—Initial Class
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class
PIMCO VIT Total Return Portfolio—Advisor Class
Royce Micro-Cap Portfolio—Investment Class
UIF U.S. Real Estate Portfolio—Class II
Victory VIF Diversified Stock Fund—Class A Shares
________________
Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner’s instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.
No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.
Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.
Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).
Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.
The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The levels of the fair value hierarchy are based on the inputs to the valuation as follows:
Level 1—Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.
Level 3—Instruments who values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing of the asset or liability.
Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.
The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

Separate Account-I (Non-Qualified Policies)	Purchases	Sales
MainStay VP Balanced—Service Class	$1,057	$945
MainStay VP Bond—Initial Class	863	1,638
MainStay VP Cash Management—Initial Class	4,461	3,493
MainStay VP Common Stock—Initial Class	2,503	3,707
MainStay VP Conservative Allocation—Service Class	1,569	1,389
MainStay VP Convertible—Initial Class	1,356	1,601
MainStay VP Cornerstone Growth—Initial Class	5,363	5,099
MainStay VP Eagle Small Cap Growth—Initial Class	614	666
MainStay VP Eagle Small Cap Growth—Service Class	344	90
MainStay VP Emerging Markets Equity—Initial Class	141	511
MainStay VP Floating Rate—Service Class	708	940
MainStay VP Government—Initial Class	714	1,259
MainStay VP Growth Allocation—Service Class	375	498
MainStay VP High Yield Corporate Bond—Initial Class	4,856	9,755
MainStay VP ICAP Select Equity—Initial Class	3,469	3,953
MainStay VP Income Builder—Initial Class	3,662	4,819
MainStay VP International Equity—Initial Class	431	908
MainStay VP Janus Balanced—Initial Class	1,663	2,607
MainStay VP Large Cap Growth—Initial Class	2,088	1,244
MainStay VP Marketfield—Service Class	41	470
MainStay VP MFS® Utilities—Service Class	1,870	2,995
MainStay VP Mid Cap Core—Initial Class	1,514	1,572
MainStay VP Moderate Allocation—Service Class	1,794	2,903
MainStay VP Moderate Growth Allocation—Service Class	3,591	1,930
MainStay VP PIMCO Real Return—Service Class	230	502
MainStay VP S&P 500 Index—Initial Class	2,347	6,023
MainStay VP T. Rowe Price Equity Income—Initial Class	624	1,101
MainStay VP Unconstrained Bond—Service Class	505	1,278
MainStay VP U.S. Small Cap—Initial Class	548	459
MainStay VP Cushing Renaissance Adv Svs Cls	34	1
MainStay VP Van Eck Global Hard Assets—Initial Class	555	1,148
American Funds IS Global Sm Cap - Class 4	55	14
American Funds IS® New World Fund®—Class 4	111	36
BlackRock® Global Allocation V.I. Fund—Class III	283	240
BlackRock® High Yield V.I. Fund—Class III	502	457
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	154	103
Dreyfus IP Technology Growth Portfolio—Initial Shares	646	198
Fidelity® VIP Contrafund® Portfolio—Initial Class	3,461	3,134
Fidelity® VIP Equity-Income Portfolio—Initial Class	1,073	1,139
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	224	15
Fidelity® VIP Mid Cap Portfolio—Service Class 2	921	885
Invesco V.I. American Value Fund—Series II Shares	164	51
Invesco V.I. International Growth Fund—Series II Shares	136	51
Janus Aspen Global Research Portfolio—Institutional Shares	398	1,607
MFS® Investors Trust Series—Initial Class	87	92
MFS® Research Series—Initial Class	91	108
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	935	325
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	193	195
PIMCO VIT Total Return Portfolio—Advisor Class	805	62
Royce Micro-Cap Portfolio—Investment Class	75	185
UIF U.S. Real Estate Portfolio—Class II	301	600
Victory VIF Diversified Stock Fund—Class A Shares	100	74
Total	$60,600	$75,077

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

Separate Account-II (Tax-Qualified Policies)	Purchases	Sales
MainStay VP Balanced—Service Class	$1,276	$1,390
MainStay VP Bond—Initial Class	654	2,360
MainStay VP Cash Management—Initial Class	7,049	6,876
MainStay VP Common Stock—Initial Class	3,728	4,335
MainStay VP Conservative Allocation—Service Class	2,264	2,644
MainStay VP Convertible—Initial Class	1,973	1,742
MainStay VP Cornerstone Growth—Initial Class	8,160	7,267
MainStay VP Cushing® Renaissance Advantage—Service Class	31	—
MainStay VP Eagle Small Cap Growth—Initial Class	1,072	1,203
MainStay VP Eagle Small Cap Growth—Service Class	192	67
MainStay VP Emerging Markets Equity—Initial Class	328	1,135
MainStay VP Floating Rate—Service Class	1,288	1,577
MainStay VP Government—Initial Class	382	1,667
MainStay VP Growth Allocation—Service Class	1,317	1,368
MainStay VP High Yield Corporate Bond—Initial Class	3,848	9,047
MainStay VP ICAP Select Equity—Initial Class	5,447	4,477
MainStay VP Income Builder—Initial Class	4,441	5,646
MainStay VP International Equity—Initial Class	339	1,250
MainStay VP Janus Balanced—Initial Class	3,714	4,984
MainStay VP Large Cap Growth—Initial Class	1,927	1,295
MainStay VP Marketfield—Service Class	301	612
MainStay VP MFS® Utilities—Service Class	3,789	3,872
MainStay VP Mid Cap Core—Initial Class	2,586	1,798
MainStay VP Moderate Allocation—Service Class	3,365	2,781
MainStay VP Moderate Growth Allocation—Service Class	2,775	2,350
MainStay VP PIMCO Real Return—Service Class	253	862
MainStay VP S&P 500 Index—Initial Class	2,631	7,694
MainStay VP T. Rowe Price Equity Income—Initial Class	1,167	1,924
MainStay VP Unconstrained Bond—Service Class	947	660
MainStay VP U.S. Small Cap—Initial Class	734	785
MainStay VP Van Eck Global Hard Assets—Initial Class	894	2,197
American Funds IS® Global Small Capitalization Fund—Class 4	35	1
American Funds IS® New World Fund®—Class 4	274	63
BlackRock® Global Allocation V.I. Fund—Class III	747	842
BlackRock® High Yield V.I. Fund—Class III	577	257
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	3	3
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2	—
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	210	231
Dreyfus IP Technology Growth Portfolio—Initial Shares	1,414	452
Fidelity® VIP Contrafund® Portfolio—Initial Class	5,438	5,353
Fidelity® VIP Equity-Income Portfolio—Initial Class	1,964	1,916
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	312	85
Fidelity® VIP Mid Cap Portfolio—Service Class 2	1,542	1,654
Invesco V.I. American Value Fund—Series II Shares	337	103
Invesco V.I. International Growth Fund—Series II Shares	421	52
Janus Aspen Global Research Portfolio—Institutional Shares	298	1,973
MFS® Investors Trust Series—Initial Class	339	195
MFS® Research Series—Initial Class	108	228
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	773	376
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	770	333
PIMCO VIT Total Return Portfolio—Advisor Class	749	144
Royce Micro-Cap Portfolio—Investment Class	230	504
UIF U.S. Real Estate Portfolio—Class II	637	412
Victory VIF Diversified Stock Fund—Class A Shares	175	273
Total	$86,227	$101,315

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:
New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including Candriam Belgium (“Candriam”), Cornerstone Capital Management Holdings LLC (“Cornerstone Holdings”), Cushing® Asset Management, LP (“Cushing”), Eagle Asset Management, Inc. (“Eagle”), Epoch Investment Partners, Inc. (“Epoch”), Institutional Capital LLC (“ICAP”), Janus Capital Management LLC (“Janus Capital”), MacKay Shields LLC (“MacKay Shields”), Marketfield Asset Management LLC (“Marketfield”), Massachusetts Financial Services Company (“MFS”), New York Life Investors LLC (“NYL Investors”), Pacific Investment Management Company LLC (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Van Eck Associates Corporation (“Van Eck”) and Winslow Capital Management Inc. (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.
New York Life Investments, Cornerstone Holdings, MacKay Shields, NYL Investors and ICAP are all indirect, wholly-owned subsidiaries of NYLIC. Candriam is a part of Candriam Investors Group. Cushing is a wholly-owned subsidiary of Swank Capital. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc. Epoch is an indirect, wholly-owned subsidiary of Toronto Dominion Bank. Janus is a wholly-owned subsidiary of Janus Capital Group, Inc. MFS is an indirect majority-owned subsidiary of Sun Life Financial Inc. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc. Marketfield, PIMCO, T. Rowe Price and Van Eck are independent investment advisory firms.
NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners’ surrenders in the accompanying Statements of Changes in Net Assets.
NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying Statements of Changes in Net Assets.
Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights Section. These charges are disclosed on the accompanying Statement of Operations.
Separate Account-I and Separate Account-II policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.40%, distribution (12b-1) fees range from 0.00% to 0.25%, and other expenses range from 0.00% to 0.90%. These ranges are shown as a percentage of average net assets as of December 31, 2014, and approximate the ranges as of December 31, 2015.

NOTE 4—Distribution of Net Income:
Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2015 and 2014 were as follows:

	2015			2014
Separate Account-I (Non-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Balanced—Service Class	48	(55)	(7)	34	(32)	2
MainStay VP Bond—Initial Class	29	(65)	(36)	18	(117)	(99)
MainStay VP Cash Management—Initial Class	3,345	(2,570)	775	2,136	(4,203)	(2,067)
MainStay VP Common Stock—Initial Class	10	(70)	(60)	13	(80)	(67)
MainStay VP Conservative Allocation—Service Class	65	(86)	(21)	101	(58)	43
MainStay VP Convertible—Initial Class	16	(45)	(29)	24	(42)	(18)
MainStay VP Cornerstone Growth—Initial Class	21	(135)	(114)	7	(141)	(134)
MainStay VP Eagle Small Cap Growth—Initial Class	12	(48)	(36)	7	(50)	(43)
MainStay VP Eagle Small Cap Growth—Service Class	24	(7)	17	8	(16)	(8)
MainStay VP Emerging Markets Equity—Initial Class	15	(63)	(48)	16	(64)	(48)
MainStay VP Floating Rate—Service Class	42	(71)	(29)	46	(111)	(65)
MainStay VP Government—Initial Class	23	(52)	(29)	39	(88)	(49)
MainStay VP Growth Allocation—Service Class	10	(30)	(20)	50	(12)	38
MainStay VP High Yield Corporate Bond—Initial Class	55	(239)	(184)	75	(323)	(248)
MainStay VP ICAP Select Equity—Initial Class	11	(172)	(161)	40	(169)	(129)
MainStay VP Income Builder—Initial Class	26	(118)	(92)	28	(106)	(78)
MainStay VP International Equity—Initial Class	16	(34)	(18)	9	(34)	(25)
MainStay VP Janus Balanced—Initial Class	10	(177)	(167)	34	(187)	(153)
MainStay VP Large Cap Growth—Initial Class	59	(47)	12	22	(41)	(19)
MainStay VP Marketfield—Service Class	5	(50)	(45)	92	(75)	17
MainStay VP MFS® Utilities—Service Class	52	(214)	(162)	128	(115)	13
MainStay VP Mid Cap Core—Initial Class	11	(50)	(39)	23	(41)	(18)
MainStay VP Moderate Allocation—Service Class	52	(183)	(131)	122	(34)	88
MainStay VP Moderate Growth Allocation—Service Class	170	(118)	52	28	(75)	(47)
MainStay VP PIMCO Real Return—Service Class	19	(52)	(33)	8	(81)	(73)
MainStay VP S&P 500 Index—Initial Class	24	(106)	(82)	33	(136)	(103)
MainStay VP T. Rowe Price Equity Income—Initial Class	15	(73)	(58)	9	(61)	(52)
MainStay VP Unconstrained Bond—Service Class	40	(112)	(72)	122	(47)	75
MainStay VP U.S. Small Cap—Initial Class	9	(19)	(10)	12	(30)	(18)
MainStay VP Van Eck Global Hard Assets—Initial Class	73	(157)	(84)	91	(113)	(22)
MainStay VP Cushing Renaissance Adv Svs Cls	4	—	4	—	—	—
American Funds IS Global Sm Cap - Class 4	5	(1)	4	—	—	—
American Funds IS® New World Fund®—Class 4	12	(4)	8	5	—	5
BlackRock® Global Allocation V.I. Fund—Class III	17	(20)	(3)	30	(10)	20
BlackRock® High Yield V.I. Fund—Class III	49	(48)	1	12	—	12
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	5	(5)	—	4	(7)	(3)
Dreyfus IP Technology Growth Portfolio—Initial Shares	28	(10)	18	17	(30)	(13)
Fidelity® VIP Contrafund® Portfolio—Initial Class	23	(65)	(42)	8	(75)	(67)
Fidelity® VIP Equity-Income Portfolio—Initial Class	3	(37)	(34)	5	(45)	(40)
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	18	(1)	17	6	—	6
Fidelity® VIP Mid Cap Portfolio—Service Class 2	10	(28)	(18)	8	(16)	(8)
Invesco V.I. American Value Fund—Series II Shares	11	(4)	7	14	(9)	5
Invesco V.I. International Growth Fund—Series II Shares	13	(5)	8	7	—	7
Janus Aspen Global Research Portfolio—Institutional Shares	15	(63)	(48)	13	(60)	(47)
MFS® Investors Trust Series—Initial Class	1	(5)	(4)	1	(5)	(4)
MFS® Research Series—Initial Class	2	(5)	(3)	2	(6)	(4)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	31	(12)	19	4	(14)	(10)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	17	(18)	(1)	30	—	30
PIMCO VIT Total Return Portfolio—Advisor Class	76	(6)	70	23	—	23
Royce Micro-Cap Portfolio—Investment Class	3	(11)	(8)	3	(18)	(15)
UIF U.S. Real Estate Portfolio—Class II	25	(53)	(28)	89	(9)	80
Victory VIF Diversified Stock Fund—Class A Shares	3	(4)	(1)	1	(6)	(5)

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2015			2014
Separate Account-II (Non-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Balanced—Service Class	55	(81)	(26)	73	(44)	29
MainStay VP Bond—Initial Class	17	(94)	(77)	26	(100)	(74)
MainStay VP Cash Management—Initial Class	5,302	(5,075)	227	2,801	(3,623)	(822)
MainStay VP Common Stock—Initial Class	12	(81)	(69)	12	(104)	(92)
MainStay VP Conservative Allocation—Service Class	87	(167)	(80)	109	(114)	(5)
MainStay VP Convertible—Initial Class	22	(48)	(26)	22	(50)	(28)
MainStay VP Cornerstone Growth—Initial Class	10	(189)	(179)	18	(200)	(182)
MainStay VP Cushing® Renaissance Advantage—Service Class	3	—	3	—	—	—
MainStay VP Eagle Small Cap Growth—Initial Class	10	(86)	(76)	15	(92)	(77)
MainStay VP Eagle Small Cap Growth—Service Class	13	(5)	8	5	(1)	4
MainStay VP Emerging Markets Equity—Initial Class	37	(138)	(101)	86	(186)	(100)
MainStay VP Floating Rate—Service Class	87	(122)	(35)	106	(169)	(63)
MainStay VP Government—Initial Class	8	(70)	(62)	25	(93)	(68)
MainStay VP Growth Allocation—Service Class	55	(87)	(32)	68	(24)	44
MainStay VP High Yield Corporate Bond—Initial Class	27	(219)	(192)	28	(205)	(177)
MainStay VP ICAP Select Equity—Initial Class	23	(192)	(169)	23	(233)	(210)
MainStay VP Income Builder—Initial Class	24	(136)	(112)	28	(129)	(101)
MainStay VP International Equity—Initial Class	12	(47)	(35)	14	(45)	(31)
MainStay VP Janus Balanced—Initial Class	30	(339)	(309)	22	(373)	(351)
MainStay VP Large Cap Growth—Initial Class	37	(47)	(10)	28	(37)	(9)
MainStay VP Marketfield—Service Class	35	(65)	(30)	112	(64)	48
MainStay VP MFS® Utilities—Service Class	102	(272)	(170)	151	(201)	(50)
MainStay VP Mid Cap Core—Initial Class	20	(57)	(37)	60	(77)	(17)
MainStay VP Moderate Allocation—Service Class	105	(170)	(65)	166	(136)	30
MainStay VP Moderate Growth Allocation—Service Class	86	(143)	(57)	142	(212)	(70)
MainStay VP PIMCO Real Return—Service Class	19	(90)	(71)	52	(136)	(84)
MainStay VP S&P 500 Index—Initial Class	16	(134)	(118)	18	(172)	(154)
MainStay VP T. Rowe Price Equity Income—Initial Class	27	(129)	(102)	33	(164)	(131)
MainStay VP Unconstrained Bond—Service Class	78	(57)	21	109	(52)	57
MainStay VP U.S. Small Cap—Initial Class	12	(34)	(22)	11	(31)	(20)
MainStay VP Van Eck Global Hard Assets—Initial Class	122	(295)	(173)	158	(178)	(20)
American Funds IS® Global Small Capitalization Fund—Class 4	3	—	3	—	—	—
American Funds IS® New World Fund®—Class 4	27	(7)	20	9	—	9
BlackRock® Global Allocation V.I. Fund—Class III	47	(74)	(27)	79	(43)	36
BlackRock® High Yield V.I. Fund—Class III	56	(26)	30	26	—	26
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	—	—	—	—	—	—
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	—	—	—	—	—	—
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	7	(12)	(5)	51	(54)	(3)
Dreyfus IP Technology Growth Portfolio—Initial Shares	68	(25)	43	9	(26)	(17)
Fidelity® VIP Contrafund® Portfolio—Initial Class	16	(112)	(96)	16	(110)	(94)
Fidelity® VIP Equity-Income Portfolio—Initial Class	6	(63)	(57)	12	(61)	(49)
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	24	(7)	17	4	—	4
Fidelity® VIP Mid Cap Portfolio—Service Class 2	13	(51)	(38)	26	(61)	(35)
Invesco V.I. American Value Fund—Series II Shares	22	(8)	14	25	(12)	13
Invesco V.I. International Growth Fund—Series II Shares	43	(5)	38	8	(1)	7
Janus Aspen Global Research Portfolio—Institutional Shares	9	(74)	(65)	9	(96)	(87)
MFS® Investors Trust Series—Initial Class	10	(10)	—	4	(7)	(3)
MFS® Research Series—Initial Class	1	(11)	(10)	7	(10)	(3)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	24	(15)	9	10	(18)	(8)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	70	(31)	39	47	—	47
PIMCO VIT Total Return Portfolio—Advisor Class	70	(14)	56	18	—	18
Royce Micro-Cap Portfolio—Investment Class	9	(30)	(21)	13	(25)	(12)
UIF U.S. Real Estate Portfolio—Class II	53	(36)	17	58	(8)	50
Victory VIF Diversified Stock Fund—Class A Shares	4	(15)	(11)	2	(11)	(9)

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights Assets (Net and Units Outstanding in 000’s):

The following table presents financial highlights for each Investment Division as of December 31, 2015, 2014, 2013, 2012 and 2011:

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Separate Account-I (Non-Qualified Policies)
MainStay VP Balanced—Service Class	2015	$3,265	200	$16.29	(4.1)%	0.9%
	2014	3,515	207	16.98	9.2%	0.7%
	2013	3,191	205	15.56	20.0%	1.0%
	2012	2,350	182	12.96	10.6%	1.1%
	2011	2,403	203	11.72	1.2%	1.3%
MainStay VP Bond—Initial Class	2015	$6,997	297	$23.59	(1.1)%	2.4%
	2014	7,939	333	23.84	4.5%	1.9%
	2013	9,869	432	22.82	(3.1)%	1.7%
	2012	13,744	585	23.55	3.3%	2.4%
	2011	14,636	642	22.80	5.9%	3.1%
MainStay VP Cash Management—Initial Class	2015	$5,904	4,442	$1.33	(1.3)%	0.0%
	2014	4,936	3,667	1.35	(1.3)%	0.0%
	2013	7,821	5,734	1.36	(1.3)%	0.0%
	2012	8,600	6,226	1.38	(1.3)%	0.0%
	2011	12,219	8,756	1.40	(1.3)%	0.0%
MainStay VP Common Stock—Initial Class	2015	$22,302	466	$47.85	(0.4)%	1.3%
	2014	25,269	526	48.07	13.1%	1.2%
	2013	25,224	593	42.52	33.9%	1.6%
	2012	20,335	641	31.75	15.2%	1.6%
	2011	20,681	752	27.56	0.3%	1.4%
MainStay VP Conservative Allocation—Service Class	2015	$7,555	516	$14.66	(2.9)%	2.1%
	2014	8,109	537	15.10	2.7%	2.3%
	2013	7,260	494	14.70	11.3%	2.4%
	2012	6,832	520	13.21	9.0%	1.9%
	2011	6,911	570	12.12	1.3%	2.0%
MainStay VP Convertible—Initial Class	2015	$7,624	235	$32.47	(2.6)%	2.7%
	2014	8,797	264	33.33	6.6%	3.3%
	2013	8,824	282	31.27	23.7%	2.4%
	2012	7,519	297	25.28	7.7%	2.9%
	2011	8,425	357	23.46	(6.0)%	2.2%
MainStay VP Cornerstone Growth—Initial Class	2015	$35,532	1,039	$34.22	1.3%	0.0%
	2014	38,971	1,153	33.79	7.4%	0.6%
	2013	40,495	1,287	31.46	23.1%	0.8%
	2012	36,870	1,444	25.56	13.5%	0.4%
	2011	36,384	1,614	22.52	(2.6)%	0.5%
MainStay VP Cushing Renaissance Adv Svs Cls	2015	$26	4	$7.44	(25.6)%	0.5%
MainStay VP Eagle Small Cap Growth—Initial Class	2015	$3,600	285	$12.64	(2.2)%	0.0%
	2014	4,144	321	12.92	1.2%	0.0%
	2013	4,653	364	12.77	29.2%	0.1%
	2012	4,270	432	9.88	(1.2)%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Eagle Small Cap Growth—Service Class	2015	$348	30	$11.45	(2.4)%	0.0%
	2014	156	13	11.73	0.9%	0.0%
	2013	245	21	11.62	16.2%	0.0%
MainStay VP Emerging Markets Equity—Initial Class	2015	$2,326	347	$6.71	(17.3)%	1.3%
	2014	3,202	395	8.11	(13.1)%	1.1%
	2013	4,136	443	9.34	(6.7)%	0.7%
	2012	5,874	588	10.00	0.0%	0.0%
MainStay VP Floating Rate—Service Class	2015	$4,659	384	$12.15	(1.1)%	3.7%
	2014	5,072	413	12.29	(0.7)%	3.7%
	2013	5,919	478	12.37	2.9%	4.0%
	2012	5,678	470	12.03	5.5%	3.9%
	2011	4,413	388	11.40	0.6%	3.9%
MainStay VP Government—Initial Class	2015	$6,730	299	$22.51	(0.8)%	2.8%
	2014	7,434	328	22.69	3.3%	2.9%
	2013	8,273	377	21.97	(3.7)%	3.0%
	2012	11,340	498	22.82	2.6%	2.9%
	2011	13,333	600	22.24	4.6%	3.2%
MainStay VP Growth Allocation—Service Class	2015	$2,437	169	$14.40	(4.6)%	1.6%
	2014	2,852	189	15.10	3.3%	1.3%
	2013	2,202	151	14.62	28.8%	0.8%
	2012	2,317	204	11.35	13.7%	0.8%
	2011	2,397	240	9.98	(4.1)%	0.6%
MainStay VP High Yield Corporate Bond—Initial Class	2015	$42,890	1,156	$37.09	(2.8)%	5.8%
	2014	51,141	1,340	38.18	0.5%	5.6%
	2013	60,334	1,588	38.00	5.3%	5.4%
	2012	63,926	1,770	36.10	12.0%	5.6%
	2011	60,738	1,882	32.25	4.9%	6.0%
MainStay VP ICAP Select Equity—Initial Class	2015	$22,461	1,128	$19.92	(5.0)%	2.6%
	2014	27,020	1,289	20.97	7.5%	1.4%
	2013	27,673	1,418	19.51	28.6%	1.6%
	2012	23,250	1,534	15.17	14.1%	2.1%
	2011	23,684	1,781	13.30	(2.7)%	1.4%
MainStay VP Income Builder—Initial Class	2015	$30,264	841	$36.01	(4.7)%	4.7%
	2014	35,280	933	37.80	6.7%	5.7%
	2013	35,822	1,011	35.43	16.8%	4.3%
	2012	33,460	1,097	30.32	13.5%	4.2%
	2011	32,930	1,233	26.71	2.8%	3.8%
MainStay VP International Equity—Initial Class	2015	$5,448	216	$25.26	4.8%	0.9%
	2014	5,646	234	24.11	(3.9)%	0.6%
	2013	6,499	259	25.08	13.6%	1.2%
	2012	6,559	297	22.07	17.9%	1.8%
	2011	6,640	353	18.72	(17.1)%	3.2%
MainStay VP Janus Balanced—Initial Class	2015	$18,531	1,405	$13.19	(0.6)%	1.8%
	2014	20,860	1,572	13.27	7.3%	1.4%
	2013	21,338	1,725	12.37	18.6%	1.4%
	2012	20,172	1,935	10.43	4.3%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Large Cap Growth—Initial Class	2015	$5,082	196	$25.96	4.8%	0.0%
	2014	4,570	184	24.77	9.2%	0.0%
	2013	4,607	203	22.69	34.7%	0.3%
	2012	4,352	258	16.84	11.6%	0.0%
	2011	3,425	228	15.08	(1.6)%	0.0%
MainStay VP Marketfield—Service Class	2015	$479	55	$8.70	(9.2)%	0.0%
	2014	958	100	9.58	(13.3)%	0.0%
	2013	918	83	11.04	10.4%	0.0%
MainStay VP MFS® Utilities—Service Class	2015	$9,370	787	$11.91	(15.7)%	3.5%
	2014	13,411	949	14.13	10.9%	1.6%
	2013	11,926	936	12.73	18.5%	2.1%
	2012	10,179	952	10.75	7.5%	0.0%
MainStay VP Mid Cap Core—Initial Class	2015	$7,892	283	$27.88	(4.9)%	0.5%
	2014	9,427	322	29.32	12.9%	0.5%
	2013	8,841	340	25.97	40.3%	1.0%
	2012	6,528	353	18.50	16.0%	0.8%
	2011	6,921	435	15.95	(4.2)%	0.8%
MainStay VP Moderate Allocation—Service Class	2015	$9,902	666	$14.86	(3.1)%	2.0%
	2014	12,227	797	15.34	3.0%	2.1%
	2013	10,553	709	14.89	17.3%	1.9%
	2012	7,805	615	12.70	10.9%	1.5%
	2011	6,813	595	11.45	(0.6)%	1.6%
MainStay VP Moderate Growth Allocation—Service Class	2015	$8,623	577	$14.96	(3.9)%	2.3%
	2014	8,173	525	15.56	3.0%	1.6%
	2013	8,637	572	15.10	24.0%	1.2%
	2012	7,418	609	12.18	12.9%	1.0%
	2011	7,269	674	10.79	(2.7)%	1.0%
MainStay VP PIMCO Real Return—Service Class	2015	$901	99	$9.07	(3.9)%	3.8%
	2014	1,245	132	9.44	0.9%	0.6%
	2013	1,915	205	9.35	(10.4)%	0.9%
	2012	4,009	381	10.44	4.4%	0.0%
MainStay VP S&P 500 Index—Initial Class	2015	$46,674	917	$50.91	(0.2)%	1.4%
	2014	50,946	999	51.02	11.9%	1.4%
	2013	50,264	1,102	45.60	30.3%	1.6%
	2012	41,933	1,200	34.99	14.2%	1.6%
	2011	42,070	1,373	30.65	0.5%	1.6%
MainStay VP T. Rowe Price Equity Income—Initial Class	2015	$5,852	436	$13.43	(8.0)%	1.7%
	2014	7,208	494	14.60	6.3%	1.4%
	2013	7,488	546	13.72	28.7%	1.3%
	2012	6,140	577	10.67	6.7%	0.0%
MainStay VP Unconstrained Bond—Service Class	2015	$1,836	170	$10.83	(3.9)%	3.1%
	2014	2,724	242	11.27	0.4%	3.7%
	2013	1,880	167	11.23	2.6%	4.5%
	2012	999	90	10.95	12.1%	6.7%
	2011	343	35	9.76	(2.4)%	4.3%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP U.S. Small Cap—Initial Class	2015	$3,146	153	$20.61	(5.1)%	0.5%
	2014	3,541	163	21.71	5.2%	0.3%
	2013	3,745	181	20.64	36.1%	0.8%
	2012	2,562	169	15.16	11.3%	0.5%
	2011	2,436	178	13.62	(4.0)%	0.9%
MainStay VP Van Eck Global Hard Assets—Initial Class	2015	$2,517	483	$5.22	(33.8)%	0.3%
	2014	4,466	567	7.88	(19.9)%	0.4%
	2013	5,796	589	9.83	9.5%	1.0%
	2012	7,327	818	8.98	(10.2)%	0.0%
American Funds IS Global Sm Cap - Class 4	2015	$39	4	$9.21	(7.9)%	0.0%
American Funds IS® New World Fund®—Class 4	2015	$111	13	$8.75	(4.6)%	0.6%
	2014	45	5	9.17	(8.3)%	1.3%
BlackRock® Global Allocation V.I. Fund—Class III	2015	$1,272	118	$10.78	(2.3)%	1.1%
	2014	1,331	121	11.03	0.6%	2.3%
	2013	1,105	101	10.96	12.9%	1.1%
	2012	853	88	9.71	8.5%	1.8%
	2011	392	44	8.94	(10.6)%	3.4%
BlackRock® High Yield V.I. Fund—Class III	2015	$126	13	$9.34	(5.1)%	4.9%
	2014	119	12	9.84	(1.6)%	2.8%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2015	$724	42	$17.25	(7.5)%	0.6%
	2014	779	42	18.65	1.7%	0.5%
	2013	824	45	18.34	32.3%	1.0%
	2012	664	48	13.86	9.8%	0.3%
	2011	758	59	12.62	(7.3)%	0.8%
Dreyfus IP Technology Growth Portfolio—Initial Shares	2015	$1,633	88	$18.49	4.8%	0.0%
	2014	1,230	70	17.65	5.4%	0.0%
	2013	1,382	83	16.74	31.1%	0.0%
	2012	1,026	80	12.77	14.1%	0.0%
	2011	759	68	11.19	(9.0)%	0.0%
Fidelity® VIP Contrafund® Portfolio—Initial Class	2015	$23,576	547	$43.08	(0.6)%	1.0%
	2014	25,517	589	43.35	10.5%	0.9%
	2013	25,746	656	39.23	29.6%	1.1%
	2012	22,446	742	30.28	14.9%	1.3%
	2011	22,622	857	26.35	(3.8)%	1.0%
Fidelity® VIP Equity-Income Portfolio—Initial Class	2015	$7,284	265	$27.45	(5.2)%	3.1%
	2014	8,667	299	28.96	7.3%	2.7%
	2013	9,149	339	26.98	26.5%	2.6%
	2012	7,492	351	21.33	15.8%	2.9%
	2011	7,665	413	18.42	(0.3)%	2.3%
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2015	$264	23	$11.72	4.0%	0.0%
	2014	66	6	11.27	12.7%	0.0%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2015	$4,415	153	$28.80	(2.9)%	0.2%
	2014	5,059	171	29.66	4.7%	0.0%
	2013	5,063	179	28.34	34.1%	0.3%
	2012	4,190	199	21.13	13.1%	0.4%
	2011	4,207	225	18.69	(12.0)%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Invesco V.I. American Value Fund—Series II Shares	2015	$210	18	$11.40	(10.5)%	0.0%
	2014	145	11	12.75	8.1%	0.2%
	2013	68	6	11.80	18.0%	0.4%
Invesco V.I. International Growth Fund—Series II Shares	2015	$145	15	$9.31	(3.9)%	1.6%
	2014	68	7	9.68	(3.2)%	1.6%
Janus Aspen Global Research Portfolio—Institutional Shares	2015	$8,826	393	$22.44	(3.5)%	0.7%
	2014	10,258	441	23.27	6.1%	1.1%
	2013	10,698	488	21.94	26.8%	1.2%
	2012	9,857	570	17.31	18.5%	0.9%
	2011	9,686	663	14.60	(14.9)%	0.6%
MFS® Investors Trust Series—Initial Class	2015	$656	38	$17.40	(1.1)%	0.9%
	2014	737	42	17.59	9.6%	0.9%
	2013	733	46	16.05	30.3%	1.2%
	2012	533	43	12.32	17.6%	0.9%
	2011	504	48	10.47	(3.4)%	0.9%
MFS® Research Series—Initial Class	2015	$780	40	$19.70	(0.5)%	0.7%
	2014	857	43	19.80	8.8%	0.8%
	2013	854	47	18.20	30.6%	0.3%
	2012	648	46	13.94	15.8%	0.8%
	2011	544	45	12.04	(1.7)%	0.8%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2015	$1,319	53	$24.89	(0.3)%	0.0%
	2014	860	34	24.97	5.9%	0.0%
	2013	1,042	44	23.57	30.6%	0.0%
	2012	904	51	18.05	10.6%	0.0%
	2011	699	43	16.32	(1.0)%	0.0%
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2015	$308	29	$10.53	(1.1)%	3.0%
	2014	320	30	10.65	6.5%	1.0%
PIMCO VIT Total Return Portfolio—Advisor Class	2015	$935	93	$10.04	(0.9)%	7.5%
	2014	238	23	10.14	1.4%	1.7%
Royce Micro-Cap Portfolio—Investment Class	2015	$666	45	$14.94	(13.6)%	0.0%
	2014	919	53	17.28	(4.8)%	0.0%
	2013	1,238	68	18.16	19.4%	0.5%
	2012	1,398	92	15.21	6.2%	0.0%
	2011	1,687	117	14.32	(13.2)%	2.3%
UIF U.S. Real Estate Portfolio—Class II	2015	$650	56	$11.54	0.6%	1.2%
	2014	963	84	11.47	27.8%	1.3%
	2013	40	4	8.98	(10.2)%	0.6%
Victory VIF Diversified Stock Fund—Class A Shares	2015	$362	21	$17.45	(4.4)%	0.6%
	2014	397	22	18.24	8.8%	0.9%
	2013	450	27	16.77	32.2%	0.6%
	2012	306	24	12.69	14.8%	1.0%
	2011	290	26	11.05	(8.0)%	0.6%
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying Funds, surrender charges and the annual policy fee.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

(1)
Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(2)
These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Separate Account-II (Non-Qualified Policies)
MainStay VP Balanced—Service Class	2015	$5,357	329	$16.29	(4.1)%	0.9%
	2014	6,031	355	16.99	9.2%	0.7%
	2013	5,068	326	15.56	20.0%	1.0%
	2012	3,479	268	12.97	10.6%	1.1%
	2011	3,509	299	11.72	1.2%	1.3%
MainStay VP Bond—Initial Class	2015	$11,500	488	$23.59	(1.1)%	2.3%
	2014	13,469	565	23.84	4.5%	2.0%
	2013	14,580	639	22.82	(3.1)%	1.8%
	2012	18,328	778	23.55	3.3%	2.4%
	2011	19,337	848	22.80	5.9%	3.2%
MainStay VP Cash Management—Initial Class	2015	$10,155	7,639	$1.33	(1.3)%	0.0%
	2014	9,981	7,412	1.35	(1.3)%	0.0%
	2013	11,234	8,234	1.36	(1.3)%	0.0%
	2012	12,363	8,941	1.38	(1.3)%	0.0%
	2011	15,162	10,867	1.40	(1.3)%	0.0%
MainStay VP Common Stock—Initial Class	2015	$34,689	725	$47.85	(0.4)%	1.3%
	2014	38,162	794	48.07	13.1%	1.2%
	2013	37,657	886	42.52	33.9%	1.5%
	2012	31,496	992	31.75	15.2%	1.6%
	2011	32,652	1,186	27.56	0.3%	1.5%
MainStay VP Conservative Allocation—Service Class	2015	$11,983	820	$14.62	(2.9)%	2.1%
	2014	13,553	900	15.06	2.7%	2.3%
	2013	13,270	905	14.66	11.3%	2.3%
	2012	12,933	973	13.18	9.0%	2.0%
	2011	11,181	925	12.09	1.3%	2.1%
MainStay VP Convertible—Initial Class	2015	$11,475	354	$32.38	(2.6)%	2.7%
	2014	12,643	380	33.25	6.6%	3.3%
	2013	12,721	408	31.19	23.7%	2.4%
	2012	10,903	433	25.21	7.7%	2.9%
	2011	11,371	486	23.40	(6.0)%	2.3%
MainStay VP Cornerstone Growth—Initial Class	2015	$58,552	1,711	$34.22	1.3%	0.0%
	2014	63,867	1,890	33.79	7.4%	0.6%
	2013	65,185	2,072	31.46	23.1%	0.8%
	2012	59,084	2,314	25.56	13.5%	0.4%
	2011	59,298	2,633	22.52	(2.6)%	0.5%
MainStay VP Cushing® Renaissance Advantage—Service Class	2015	$25	3	$7.44	(25.6)%	0.6%
MainStay VP Eagle Small Cap Growth—Initial Class	2015	$7,546	597	$12.64	(2.2)%	0.0%
	2014	8,696	673	12.92	1.2%	0.0%
	2013	9,572	750	12.77	29.2%	0.1%
	2012	8,780	888	9.88	(1.2)%	0.0%
MainStay VP Eagle Small Cap Growth—Service Class	2015	$184	16	$11.45	(2.4)%	0.0%
	2014	89	8	11.73	0.9%	0.0%
	2013	48	4	11.62	16.2%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Emerging Markets Equity—Initial Class	2015	$4,202	626	$6.71	(17.3)%	1.3%
	2014	5,897	727	8.11	(13.1)%	1.1%
	2013	7,722	827	9.34	(6.7)%	0.7%
	2012	9,497	949	10.00	0.0%	0.0%
MainStay VP Floating Rate—Service Class	2015	$5,471	451	$12.15	(1.1)%	3.7%
	2014	5,965	486	12.29	(0.7)%	3.7%
	2013	6,796	549	12.37	2.9%	4.0%
	2012	7,327	608	12.03	5.5%	4.0%
	2011	7,300	640	11.40	0.6%	4.0%
MainStay VP Government—Initial Class	2015	$7,895	351	$22.51	(0.8)%	2.7%
	2014	9,364	413	22.69	3.3%	3.0%
	2013	10,571	481	21.97	(3.7)%	3.2%
	2012	13,954	611	22.82	2.6%	2.9%
	2011	15,368	691	22.24	4.6%	3.2%
MainStay VP Growth Allocation—Service Class	2015	$5,445	375	$14.53	(4.6)%	1.7%
	2014	6,200	407	15.23	3.3%	1.2%
	2013	5,360	363	14.75	28.8%	0.8%
	2012	3,942	344	11.45	13.7%	0.8%
	2011	3,921	389	10.07	(4.1)%	0.7%
MainStay VP High Yield Corporate Bond—Initial Class	2015	$46,117	1,245	$37.05	(2.8)%	5.7%
	2014	54,817	1,437	38.14	0.5%	5.7%
	2013	61,270	1,614	37.96	5.3%	5.4%
	2012	65,552	1,818	36.06	12.0%	5.6%
	2011	62,280	1,934	32.21	4.9%	6.1%
MainStay VP ICAP Select Equity—Initial Class	2015	$34,616	1,715	$20.19	(5.0)%	2.6%
	2014	40,054	1,884	21.26	7.5%	1.4%
	2013	41,410	2,094	19.78	28.6%	1.6%
	2012	34,937	2,273	15.38	14.1%	2.1%
	2011	35,774	2,654	13.48	(2.7)%	1.4%
MainStay VP Income Builder—Initial Class	2015	$39,758	1,104	$36.01	(4.7)%	4.7%
	2014	45,975	1,216	37.80	6.7%	5.7%
	2013	46,669	1,317	35.43	16.8%	4.3%
	2012	43,000	1,418	30.32	13.5%	4.2%
	2011	43,305	1,621	26.71	2.8%	3.8%
MainStay VP International Equity—Initial Class	2015	$7,635	302	$25.27	4.8%	0.9%
	2014	8,132	337	24.12	(3.9)%	0.6%
	2013	9,241	368	25.09	13.6%	1.1%
	2012	8,918	404	22.08	17.9%	1.8%
	2011	9,106	487	18.72	(17.1)%	3.1%
MainStay VP Janus Balanced—Initial Class	2015	$40,082	3,038	$13.19	(0.6)%	1.8%
	2014	44,422	3,347	13.27	7.3%	1.4%
	2013	45,755	3,698	12.37	18.6%	1.4%
	2012	42,521	4,077	10.43	4.3%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Large Cap Growth—Initial Class	2015	$8,133	311	$26.19	4.8%	0.0%
	2014	8,012	321	24.99	9.2%	0.0%
	2013	7,540	330	22.88	34.7%	0.3%
	2012	6,366	375	16.99	11.6%	0.0%
	2011	6,236	411	15.22	(1.6)%	0.0%
MainStay VP Marketfield—Service Class	2015	$1,362	157	$8.70	(9.2)%	0.0%
	2014	1,795	187	9.58	(13.3)%	0.0%
	2013	1,538	139	11.04	10.4%	0.0%
MainStay VP MFS® Utilities—Service Class	2015	$19,802	1,662	$11.91	(15.7)%	3.6%
	2014	25,879	1,832	14.13	10.9%	1.5%
	2013	23,971	1,882	12.73	18.5%	2.1%
	2012	20,531	1,912	10.75	7.5%	0.0%
MainStay VP Mid Cap Core—Initial Class	2015	$13,572	486	$27.92	(4.9)%	0.5%
	2014	15,350	523	29.37	12.9%	0.5%
	2013	14,049	540	26.01	40.3%	1.0%
	2012	10,512	567	18.53	16.0%	0.8%
	2011	10,611	664	15.98	(4.2)%	0.8%
MainStay VP Moderate Allocation—Service Class	2015	$17,894	1,196	$14.96	(3.1)%	2.2%
	2014	19,479	1,261	15.45	3.0%	2.0%
	2013	18,460	1,231	14.99	17.3%	1.8%
	2012	16,950	1,325	12.78	10.9%	1.5%
	2011	15,331	1,330	11.53	(0.6)%	1.6%
MainStay VP Moderate Growth Allocation—Service Class	2015	$13,481	888	$15.17	(3.9)%	2.2%
	2014	14,914	945	15.78	3.0%	1.6%
	2013	15,559	1,015	15.32	24.0%	1.1%
	2012	12,186	986	12.36	12.9%	1.0%
	2011	12,176	1,112	10.95	(2.7)%	0.9%
MainStay VP PIMCO Real Return—Service Class	2015	$2,006	221	$9.07	(3.9)%	3.9%
	2014	2,760	292	9.44	0.9%	0.6%
	2013	3,519	376	9.35	(10.4)%	0.9%
	2012	5,720	547	10.44	4.4%	0.0%
MainStay VP S&P 500 Index—Initial Class	2015	$72,097	1,416	$50.91	(0.2)%	1.4%
	2014	78,234	1,534	51.02	11.9%	1.4%
	2013	76,980	1,688	45.60	30.3%	1.6%
	2012	65,909	1,883	34.99	14.2%	1.6%
	2011	65,501	2,137	30.65	0.5%	1.6%
MainStay VP T. Rowe Price Equity Income—Initial Class	2015	$10,639	792	$13.43	(8.0)%	1.7%
	2014	13,048	894	14.60	6.3%	1.4%
	2013	14,062	1,025	13.72	28.7%	1.3%
	2012	11,798	1,107	10.67	6.7%	0.0%
MainStay VP Unconstrained Bond—Service Class	2015	$2,936	271	$10.83	(3.9)%	3.2%
	2014	2,820	250	11.27	0.4%	3.6%
	2013	2,162	193	11.23	2.6%	4.4%
	2012	1,131	103	10.95	12.1%	7.3%
	2011	380	39	9.76	(2.4)%	3.6%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP U.S. Small Cap—Initial Class	2015	$4,211	204	$20.65	(5.1)%	0.5%
	2014	4,928	226	21.76	5.2%	0.3%
	2013	5,091	246	20.68	36.1%	0.8%
	2012	3,643	240	15.19	11.3%	0.4%
	2011	3,945	289	13.65	(4.0)%	0.9%
MainStay VP Van Eck Global Hard Assets—Initial Class	2015	$5,049	968	$5.22	(33.8)%	0.3%
	2014	8,991	1,141	7.88	(19.9)%	0.4%
	2013	11,420	1,161	9.83	9.5%	1.1%
	2012	13,334	1,488	8.98	(10.2)%	0.0%
American Funds IS® Global Small Capitalization Fund—Class 4	2015	$30	3	$9.21	(7.9)%	0.0%
American Funds IS® New World Fund®—Class 4	2015	$257	29	$8.75	(4.6)%	0.7%
	2014	79	9	9.17	(8.3)%	1.9%
BlackRock® Global Allocation V.I. Fund—Class III	2015	$3,440	319	$10.78	(2.3)%	1.0%
	2014	3,816	346	11.03	0.6%	2.3%
	2013	3,392	310	10.96	12.9%	1.2%
	2012	2,371	244	9.71	8.5%	2.0%
	2011	765	86	8.94	(10.6)%	3.7%
BlackRock® High Yield V.I. Fund—Class III	2015	$522	56	$9.34	(5.1)%	4.7%
	2014	252	26	9.84	(1.6)%	2.2%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2015	$—	—	$7.55	(24.5)%	0.0%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2015	$2	—	$9.42	(5.8)%	0.0%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2015	$1,303	76	$17.25	(7.5)%	0.6%
	2014	1,515	81	18.65	1.7%	0.4%
	2013	1,549	84	18.34	32.3%	1.0%
	2012	1,251	90	13.86	9.8%	0.3%
	2011	1,330	105	12.62	(7.3)%	0.9%
Dreyfus IP Technology Growth Portfolio—Initial Shares	2015	$3,074	171	$17.95	4.8%	0.0%
	2014	2,199	128	17.13	5.4%	0.0%
	2013	2,351	145	16.24	31.1%	0.0%
	2012	2,231	181	12.39	14.1%	0.0%
	2011	2,464	227	10.86	(9.0)%	0.0%
Fidelity® VIP Contrafund® Portfolio—Initial Class	2015	$45,556	1,078	$42.25	(0.6)%	1.0%
	2014	49,929	1,174	42.52	10.5%	0.9%
	2013	48,778	1,268	38.48	29.6%	1.1%
	2012	41,496	1,398	29.70	14.9%	1.3%
	2011	42,186	1,633	25.84	(3.8)%	1.0%
Fidelity® VIP Equity-Income Portfolio—Initial Class	2015	$13,271	487	$27.24	(5.2)%	3.1%
	2014	15,635	544	28.74	7.3%	2.8%
	2013	15,870	593	26.78	26.5%	2.5%
	2012	13,421	634	21.17	15.8%	3.0%
	2011	13,320	729	18.29	(0.3)%	2.3%
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2015	$249	21	$11.72	4.0%	0.0%
	2014	40	4	11.27	12.7%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2015	$8,514	291	$29.30	(2.9)%	0.2%
	2014	9,917	329	30.17	4.7%	0.0%
	2013	10,499	364	28.83	34.1%	0.3%
	2012	8,720	406	21.49	13.1%	0.4%
	2011	9,327	491	19.01	(12.0)%	0.0%
Invesco V.I. American Value Fund—Series II Shares	2015	$391	34	$11.40	(10.5)%	0.0%
	2014	258	20	12.75	8.1%	0.2%
	2013	81	7	11.80	18.0%	0.6%
Invesco V.I. International Growth Fund—Series II Shares	2015	$416	45	$9.31	(3.9)%	1.7%
	2014	70	7	9.68	(3.2)%	1.5%
Janus Aspen Global Research Portfolio—Institutional Shares	2015	$17,973	799	$22.49	(3.5)%	0.7%
	2014	20,153	864	23.31	6.1%	1.1%
	2013	20,907	951	21.98	26.8%	1.2%
	2012	18,127	1,044	17.34	18.5%	0.9%
	2011	17,228	1,178	14.63	(14.9)%	0.6%
MFS® Investors Trust Series—Initial Class	2015	$1,355	76	$17.88	(1.1)%	0.9%
	2014	1,376	76	18.07	9.6%	0.9%
	2013	1,312	79	16.50	30.3%	1.1%
	2012	1,001	79	12.66	17.6%	0.9%
	2011	857	80	10.76	(3.4)%	0.9%
MFS® Research Series—Initial Class	2015	$1,068	55	$19.44	(0.5)%	0.7%
	2014	1,270	65	19.54	8.8%	0.8%
	2013	1,216	68	17.96	30.6%	0.3%
	2012	1,091	79	13.76	15.8%	0.8%
	2011	1,144	96	11.88	(1.7)%	0.8%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2015	$1,880	79	$23.74	(0.3)%	0.0%
	2014	1,663	70	23.81	5.9%	0.0%
	2013	1,756	78	22.48	30.6%	0.0%
	2012	1,491	87	17.22	10.6%	0.0%
	2011	1,119	72	15.56	(1.0)%	0.0%
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2015	$902	86	$10.53	(1.1)%	3.9%
	2014	496	47	10.65	6.5%	1.1%
PIMCO VIT Total Return Portfolio—Advisor Class	2015	$744	74	$10.04	(0.9)%	5.9%
	2014	184	18	10.14	1.4%	2.3%
Royce Micro-Cap Portfolio—Investment Class	2015	$1,500	100	$14.97	(13.6)%	0.0%
	2014	2,094	121	17.33	(4.8)%	0.0%
	2013	2,426	133	18.21	19.4%	0.5%
	2012	2,980	197	15.25	6.2%	0.0%
	2011	2,516	175	14.35	(13.2)%	2.4%
UIF U.S. Real Estate Portfolio—Class II	2015	$971	84	$11.54	0.6%	1.3%
	2014	771	67	11.47	27.8%	1.2%
	2013	153	17	8.98	(10.2)%	1.1%

NYLIAC Variable Annuity Separate Accounts-I and -II
Non-Qualified and Tax-Qualified Policies
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Victory VIF Diversified Stock Fund—Class A Shares	2015	$765	43	$17.93	(4.4)%	0.6%
	2014	1,003	54	18.75	8.8%	0.9%
	2013	1,086	63	17.23	32.2%	0.6%
	2012	809	62	13.04	14.8%	0.9%
	2011	865	76	11.36	(8.0)%	0.7%
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying Funds, surrender charges and the annual policy fee.

(1)
Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(2)
These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of New York Life Insurance and Annuity Corporation
and the Variable Annuity Separate Accounts-I and II Policyowners:

In our opinion, the accompanying statement of assets and liabilities, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-I and the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-II as of December 31, 2015, the results of each of its operations for the year ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2015 by correspondence with the transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 28, 2016

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED FINANCIAL STATEMENTS
(GAAP Basis)
December 31, 2015 and 2014

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
	December 31,
	2015	2014
	(in millions)
Assets
Fixed maturities (includes securities pledged as collateral that can be sold or repledged of $586 and $537 in 2015 and 2014, respectively):
Available-for-sale, at fair value	$77,160	$75,653
Securities, at fair value	1,464	1,197
Equity securities:
Available-for-sale, at fair value	40	35
Securities, at fair value	501	757
Mortgage loans, net of allowances	12,757	10,927
Policy loans	877	869
Securities purchased under agreements to resell	298	133
Investments in affiliates	540	2,287
Other investments	1,149	1,210
Total investments	94,786	93,068

Cash and cash equivalents	2,288	710
Deferred policy acquisition costs	3,530	3,041
Interest in annuity contracts	6,472	6,260
Amounts recoverable from reinsurer:
Affiliated	4,323	4,410
Unaffiliated	1,537	1,546
Other assets	1,502	1,505
Separate account assets	28,755	28,965
Total assets	$143,193	$139,505

Liabilities
Policyholders’ account balances	$70,006	$66,876
Future policy benefits	18,380	16,688
Policy claims	300	347
Obligations under structured settlement agreements	6,472	6,260
Amounts payable to reinsurer:
Affiliated	4,259	4,370
Unaffiliated	51	52
Other liabilities	2,670	3,186
Separate account liabilities	28,755	28,965
Total liabilities	130,893	126,744

Stockholder’s Equity
Capital stock : par value $10,000
(20,000 shares authorized,
2,500 issued and outstanding)	25	25
Additional paid in capital	3,928	3,928
Accumulated other comprehensive income	975	2,064
Retained earnings	7,369	6,744
Total New York Life and Annuity stockholder’s equity	12,297	12,761
Non-controlling interest	3	—
Total stockholder’s equity	12,300	12,761
Total liabilities and stockholder’s equity	$143,193	$139,505

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2015	2014	2013
	(in millions)

Revenues
Premiums	$2,432	$3,123	$3,384
Fees-universal life and annuity policies	1,019	1,017	889
Net investment income	3,767	3,730	3,652
Net investment gains (losses):
Other-than-temporary impairments on fixed maturities	(107)	(30)	(45)
Other-than-temporary impairments on fixed maturities
recognized in accumulated other comprehensive income	13	1	11
All other net investment gains (losses)	154	467	(65)
Total net investment gains (losses)	60	438	(99)
Net revenue from reinsurance	97	86	71
Other income	125	100	94
Total revenues	7,500	8,494	7,991

Expenses
Interest credited to policyholders’ account balances	2,061	2,199	1,847
Increase in liabilities for future policy benefits	1,633	2,451	2,718
Policyholder benefits	1,491	1,341	1,164
Operating expenses	1,466	1,129	1,363
Total expenses	6,651	7,120	7,092

Income before income taxes	849	1,374	899
Income tax expense	224	391	242
Net income	$625	$983	$657

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended December 31,
	2015	2014	2013
	(in millions)

Net income	$625	$983	$657

Other comprehensive (loss) gain income, net of tax:
Foreign currency translation adjustment:	(3)	(1)	1
Less: reclassification adjustment for currency translation gains
included in net income	—	—	—
Foreign currency translation adjustment, net	(3)	(1)	1

Net unrealized investment (losses) gains:
Net unrealized investment (losses) gains arising during the period	(1,130)	1,175	(1,999)
Less: reclassification adjustment for net unrealized investment gains
included in net income	(44)	73	63
Net unrealized investment (losses) gains, net	(1,086)	1,102	(2,062)
Other comprehensive (loss) income, net of tax	(1,089)	1,101	(2,061)

Comprehensive (loss) income	$(464)	$2,084	$(1,404)

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY
Years Ended December 31, 2015, 2014 and 2013
(in millions)

	Capital Stock	Additional Paid In Capital	Accumulated Other Comprehensive Income	Retained Earnings	New York Life and Annuity Stockholder’s Equity	Non- Controlling Interest	Total Stockholder’s Equity
Balance at December 31,2012	$25	$3,928	$3,024	$5,118	$12,095	$—	$12,095
Cumulative effect of a change in
accounting principle, net of tax	—	—	—	(14)	(14)	—	(14)
Balance at January 1, 2013, as adjusted	$25	$3,928	$3,024	$5,104	$12,081	$—	$12,081
Net income	—	—	—	657	657	—	657
Other comprehensive loss, net of tax	—	—	(2,061)	—	(2,061)	—	(2,061)
Balance at December 31, 2013	$25	$3,928	$963	$5,761	$10,677	$—	$10,677
Net income	—	—	—	983	983	—	983
Other comprehensive income, net of tax	—	—	1,101	—	1,101	—	1,101
Balance at December 31, 2014	$25	$3,928	$2,064	$6,744	$12,761	$—	$12,761
Consolidation of less than 100% owned entities	—	—	—	—	—	3	3
Net income	—	—	—	625	625	—	625
Other comprehensive loss, net of tax	—	—	(1,089)	—	(1,089)	—	(1,089)
Balance at December 31, 2015	$25	$3,928	$975	$7,369	$12,297	$3	$12,300

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF CASH FLOW

	Year Ended December 31,
	2015	2014	2013
	(in millions)
Cash Flows from Operating Activities
Net income	$625	$983	$657
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	22	23	41
Net capitalization of deferred policy acquisition costs	(42)	(314)	(44)
Universal life and annuity fees	(786)	(743)	(718)
Interest credited to policyholders’ account balances	2,061	2,199	1,847
Capitalized interest and dividends reinvested	(234)	(228)	(207)
Net investment (gains) losses	(60)	(438)	99
Equity in earnings of limited partnerships	17	(14)	(18)
Deferred income tax (benefit) expense	(45)	133	54
Net revenue from intercompany reinsurance	(2)	(1)	(1)
Net change in unearned revenue liability	56	60	140
Changes in:
Other assets and other liabilities	(45)	(111)	53
Book overdrafts	(14)	20	14
Reinsurance receivables and payables	15	4	(59)
Policy claims	(47)	8	69
Future policy benefits	1,661	2,463	2,685
Net cash provided by operating activities	3,182	4,044	4,612

Cash Flows from Investing Activities
Proceeds from:
Sale of available-for-sale fixed maturities	3,970	2,474	3,979
Maturity and repayment of available-for-sale fixed maturities	7,994	7,829	9,329
Sale of equity securities	24	78	34
Repayment of mortgage loans	1,340	1,309	1,167
Sale of other investments	2,233	1,997	2,134
Sale of securities, at fair value	1,571	679	280
Maturity and repayment of securities, at fair value	13	48	61
Cost of:
Available-for-sale fixed maturities acquired	(13,505)	(12,296)	(16,219)
Equity securities acquired	(29)	(2)	—
Mortgage loans acquired	(3,183)	(2,460)	(2,431)
Acquisition of other investments	(2,051)	(2,045)	(1,962)
Acquisition of securities, at fair value	(1,834)	(1,753)	(1,013)
Securities purchased under agreements to resell	(165)	(32)	(42)
Cash collateral (paid) received on derivatives	(1)	(4)	7
Policy loans	1	(6)	12
Consolidation of entities	24	—	—
Net cash used in investing activities	(3,598)	(4,184)	(4,664)

Cash Flows from Financing Activities
Policyholders’ account balances:
Deposits	9,764	7,735	6,116
Withdrawals	(6,191)	(6,030)	(4,325)
Net transfers to the separate accounts	(1,796)	(1,761)	(1,518)
Increase in loaned securities	50	50	39
Securities sold under agreements to repurchase	—	—	(76)
Net paydowns from debt	(2)	(1)	(4)
Cash collateral received (paid) on derivatives	159	265	(215)
Net cash provided by financing activities	1,984	258	17
Effect of exchange rate changes on cash and cash equivalents	10	(2)	(4)
Net increase (decrease) in cash and cash equivalents	1,578	116	(39)
Cash and cash equivalents, beginning of year	710	594	633
Cash and cash equivalents, end of year	$2,288	$710	$594

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(GAAP Basis)

DECEMBER 31, 2015, 2014 AND 2013

NOTE 1 – NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (the “Company”), domiciled in the State of Delaware, is a direct, wholly owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its Insurance and Agency and Investment Groups. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through New York Life’s career agency force with certain products also marketed through third-party banks, brokers and independent financial advisors.

NOTE 2 – BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation with majority owned and controlled subsidiaries, as well as a variable interest entity in which the Company is considered the primary beneficiary, and two private investment funds targeted at third-party investors. All intercompany transactions have been eliminated in consolidation.

The Delaware State Insurance Department (“DSID”) recognizes only statutory accounting practices for determining and reporting the financial position and results of operations of an insurance company, and for determining its solvency under the Delaware State Insurance Law. Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. Refer to Note 19 - Statutory Financial Information for further discussion.

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs (“DAC”) and related amortization; valuation of investments including derivatives and recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturity investments classified as available-for-sale are reported at fair value. For a discussion on valuation methods for fixed maturities reported at fair value, refer to Note 9 - Fair Value Measurements. The amortized

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

cost of fixed maturities is adjusted for amortization of premium and accretion of discount. Interest income, as well as the related amortization of premium and accretion of discount, is included in Net investment income. The Company accrues interest income on fixed maturities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. In the event collectability of interest is uncertain, accrual of interest income will cease and income will be recorded when and if received.

Unrealized gains and losses on available-for-sale fixed maturity investments are reported as net unrealized investment gains or losses in Accumulated other comprehensive income (“AOCI”), net of deferred taxes and related adjustments.

Included within fixed maturity investments are mortgage-backed and asset-backed securities. Amortization of the premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions, based on data obtained from external sources or internal estimates. For mortgage-backed and asset-backed securities, projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to Net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities, and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (i.e. interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

The cost basis of fixed maturities is adjusted for impairments in value deemed to be other-than-temporary, with a loss recognized in Net investment gains or losses. The new cost basis is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, impaired fixed maturities are accounted for as if purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Factors considered in evaluating whether a decline in the value of fixed maturities is other-than-temporary include: (1) whether the decline is substantial; (2) the duration of time that the fair value has been less than cost; and (3) the financial condition and near-term prospects of the issuer. Mortgage-backed and asset-backed securities rated below AA at acquisition, when the fair value is below amortized cost and there are negative changes in estimated future cash flows, are deemed other-than-temporary impaired securities.

With respect to fixed maturities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. The entire difference between the fixed maturity’s cost and its fair value is recognized in earnings only when either the Company (1) has the intent to sell the fixed maturity security or (2) more likely than not will be required to sell the fixed maturity security before its anticipated recovery. If these conditions do not exist, an OTTI would be recognized in earnings (“credit loss”) for the difference between the amortized cost basis of the fixed maturity and the net present value of projected future cash flows expected to be collected. The difference between the fair value and the present value of projected future cash flows expected to be collected represents the portion of OTTI related to other-than credit factors (“non-credit loss”) and is recognized in AOCI. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity prior to impairment.

The determination of cash flow estimates in the net present value is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults and recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, information such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate the recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

Equity securities, which are deemed unaffiliated, are carried at fair value. For a discussion on valuation methods for equity securities, refer to Note 9 - Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-sale are recorded as net unrealized investment gains or losses in AOCI, net of deferred taxes and related adjustments.

When it is determined that a decline in value of an available-for-sale equity security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with the associated realized loss reported in Net investment gains or losses. The new cost basis is not adjusted for subsequent increases in estimated fair value. Factors considered in evaluating whether a decline in value of an available-for-sale equity security is other-than-temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; and (3) the financial condition and near-term prospects of the issuer. The Company also considers in its OTTI analysis, its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost.

Securities at fair value, both Fixed maturity and Equity securities, include investments for which the fair value option (“FVO”) was elected and investments that are considered to be actively traded or held for only a short period of time. The FVO primarily includes and is generally elected for certain purchases of 20% or more of the outstanding shares or units of mutual funds, trust or similar financial instruments for which the Net Asset Value (“NAV”) is calculated and published on either a monthly or daily basis. The changes in the fair value of the Securities at fair value are included in Net investment gains or losses while interest and dividend income is reported in Net investment income. The Company accrues interest income to the extent it is deemed collectible and the security continues to perform under its original contractual terms. In the event collectability of interest is uncertain, accrual of interest income will cease and income will be recorded when and if received. Cash flows from acquiring and disposing of the FVO invested assets are classified in Cash flows from investing activities. Cash flows for trading securities are classified in Cash flows from operating activities.

Mortgage loans are carried at unpaid principal balances, net of discounts or premiums, deferred origination fee income, and valuation allowances, and are collateralized. For loans carried at unpaid principal balances, specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan document. Fair value of the collateral is updated triennially unless a more current appraisal is warranted. The Company also has a general valuation allowance for probable incurred, but not specifically identified losses. The general valuation allowance is determined by applying a factor against the commercial and residential mortgage loan portfolios, excluding loans for which a specific allowance has already been recorded, to estimate potential losses in each portfolio. The general allowance factor for the commercial mortgage loan portfolio is based on the Company’s historical loss experience, as well as industry data regarding commercial loan delinquency rates. The Company analyzes industry data regarding specific credit risk, based on geographic locations and property types, as well as probability of default, timing of default and loss severity for each loan in a given portfolio. The general allowance factor for the residential mortgage loan portfolio takes into account loan-to-value ratios (“LTV”) of the portfolio, as well as expected defaults and loss severity of loans deemed to be delinquent. Changes to the specific and general valuation allowances are reflected in Net investment gains or losses.

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

For commercial and residential mortgage loans, the Company accrues interest income on loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. The Company places loans on non-accrual status and ceases to recognize interest income when management determines that collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a loan has investment income due and accrued that is 90 days past due, the investment income shall continue to accrue, if deemed collectible.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. A specific valuation allowance is established for mortgage loans restructured in a TDR for the excess carrying value of the mortgage loan over the estimated fair value of the collateral.

The Company closely monitors mortgage loans with the potential for specific valuation allowance by considering a number of factors. For commercial mortgage loans, these factors include, but are not limited to, LTV, asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events. Residential mortgage loans that are sixty or more days delinquent are monitored for potential valuation allowance.

Policy loans are carried at the unpaid principal balance of the loan. Because these loans are effectively collateralized by the surrender value of the underlying policies, a valuation allowance is established only when policy loan balances, including capitalized interest, exceeds the related policy’s cash surrender value. Interest income is recorded as earned and included in Net investment income.

Investment in affiliates consists of the Company’s investment in the New York Life Short Term Fund (“STIF”) and a revolving loan agreement with Madison Capital Funding LLC (“MCF”). The STIF was substantially liquidated in 2015 and the revolving loan agreement with MCF was terminated in 2015 as well. At December 31, 2015, Investment in affiliates represents the Company’s equity investment in MCF. For further discussion, refer to Note 6 - Investments and Note 11 - Related Party Transactions.

Other investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives (see discussion on derivative instruments below), short-term investments, real estate and senior secured commercial loans. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value. Refer to Note 6 - Investments for details of Other investments by component.

In many cases, limited partnerships and limited liability companies that the Company invests in qualify as investment companies and apply specialized accounting practices. The Company retains this specialized accounting practice in consolidation and for the equity method. For limited partnerships accounted for under the equity method, unrealized gains and losses are recorded in Net investment income. For consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in Other investments.

Real estate held for the production of income are stated at cost less accumulated depreciation. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less estimated costs to sell, which may result in an other-than-temporary impairment recorded in Net investment gains or losses. Depreciation of real estate is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful lives. Any encumbrances on real estate are recorded in Other liabilities.

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Senior secured commercial loans that management has the intent and ability to hold until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-off or loss reserve, net of any deferred fees on originated loans or unamortized premiums or discounts on purchased loans. The Company assesses its loans on a monthly basis for collectability in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, and prevailing economic conditions. Specific loans are considered for impairment when it is probable that the Company will be unable to collect the scheduled payments of principal and interest, when due, according to the contractual terms of the loan document. Factors considered by management in determining impairment include payment status and the financial condition of the borrower. Impaired loan measurement may be based on the present value of expected future cash flows discounted at the loan’s effective interest rate, at the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent. A loss reserve is established for the calculated impairment. A general valuation allowance for probable incurred, but not specifically identified losses, is determined for the remainder of the portfolio. These loans are assigned internal risk ratings and the Company utilizes a specific reserve percentage for each category of risk rating. The loss reserve rate is multiplied by outstanding loans in each related risk category to determine the general reserve on these loans. Changes to the specific and general valuation allowances are reflected in Net investment gains or losses.

At the time of the funding of a loan, management determines the amount of the loan that will be held-for-sale. The syndication amounts have historically been sold within one year. Loans held for sale are carried at the lower of cost or fair value on an individual asset basis.

Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at fair value.

Net investment gains or losses on sales for all investments are generally computed using the specific identification method.

Fair value option election provides entities with an alternative to use fair value as the initial and subsequent accounting measurement attribute for assets and liabilities that meet the definition of a financial asset or liability. The decision to elect the fair value option is determined on an instrument by instrument basis, and is applied to an entire instrument. The decision is irrevocable once elected. Refer to Note 6 - Investments for more information on the fair value option.

Derivative Instruments

Derivatives are recorded at fair value as assets, within Other investments or as liabilities, within Other liabilities, except for embedded derivatives, which are recorded with the associated host contract. The classification of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it qualifies and is designated for hedge accounting. Changes in fair value, for derivatives that do not qualify or are not designated for hedge accounting, are included in Net investment gains or losses.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception by detailing the particular risk, management objective, and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and ineffectiveness is measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument is within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

In order to mitigate counterparty credit risk, the Company receives collateral from counterparties with derivatives in a net positive fair value position, which is included in Other liabilities. The Company also posts collateral for derivatives that are in a net liability position, which is included in Other assets. Refer to Note 7 - Derivative Instruments and Risk Management.

Cash Flow Hedges

The Company accounts for the following as cash flow and foreign currency hedges, when they qualify for hedge accounting under the requirements of the authoritative guidance: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; and (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

When a derivative is designated as a cash flow hedge and determined to be highly effective, changes in fair value are recorded as unrealized gains or losses in OCI and deferred until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, these unrealized gains or losses are reclassified to earnings to the same line item as the associated hedged item’s cash flows, in either Net investment gains or losses, Net investment income, or Interest credited to policyholders’ account balances. Any ineffectiveness is immediately recognized in earnings and included in Net investment gains or losses.

When a derivative is designated as a foreign currency cash flow hedge and is determined to be highly effective, changes in fair value are recorded as unrealized gain or losses in OCI. The change in fair value of the derivative relative to the changes in foreign exchange rates affect earnings in the same period as the foreign exchange transaction gains and losses on the underlying hedged item in Net investment gains or losses . Any ineffectiveness is immediately recognized in earnings and included as Net investment gains or losses.

Embedded Derivatives

The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded with the associated host contract at fair value and changes in their fair value are recorded in earnings. In certain instances, the Company may elect to carry the entire contract at fair value.

For further information on the Company’s derivative instruments and related hedged items and their effect on the Company’s financial position, financial performance and cash flows, refer to Note 7 - Derivative Instruments and Risk Management.

Variable Interest Entities (“VIEs”)

In the normal course of its investment activities, the Company enters into relationships with various special purpose entities (“SPEs”) and other entities that are deemed to be VIEs. A VIE is an entity that either (1) has

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE.

The Company is deemed a primary beneficiary of a VIE if it has (1) the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and (2) the obligation to absorb losses of or the right to receive benefits from the VIE that could be potentially significant to the VIE. If both conditions are present, the Company is required to consolidate the VIE.

This authoritative guidance was deferred until December 31, 2015 for certain entities that have the attributes of investment companies, with the exception of securitizations, asset-backed financings, collateralized structures and former qualifying SPEs. In addition, entities are not eligible for the deferral if any obligation to fund losses or guarantee performance exists. In accordance with the deferral provisions, the Company is the primary beneficiary and is required to consolidate the VIE if it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns, or both.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability for collateral received on securities lending in Other liabilities . The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income, which is earned over the life of the agreement. The liability for repurchasing the assets is included in Other liabilities.

The Company enters into tri-party repurchase agreements to purchase and resell securities. Securities purchased under agreements to resell are treated as investing activities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities, and therefore, the collateral is not recorded in the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities to be resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the repurchase agreements as Securities purchased under agreements to resell.

Deferred Policy Acquisition Costs

DAC consists primarily of incremental direct costs of contract acquisition that are incurred in transactions with employees, including career agents and independent third-parties as well as the portion of employee compensation costs related to underwriting, policy issuance and processing, medical inspection and contract selling for successfully negotiated contracts. These costs have been deferred and recorded as an asset .

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the estimated life of those contracts. Annually, the Company conducts a review of valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, valuation assumptions are updated and the impact is reflected as retroactive adjustments in the current year’s amortization (“unlocking”) and is included in Operating expenses. For these contracts, the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in DAC, due to unrealized investment gains or losses, is recorded in AOCI.

For single premium immediate annuities with life contingencies, all acquisition costs are charged to expense immediately because generally all premiums are received at the inception of the contract.

The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written-off immediately through income and only new deferrable expenses associated with the replacements are deferred. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed. DAC written-off at the date of lapse cannot be restored when a policy subsequently reinstates.

Sales Inducements

For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder’s initial deposit and additional credits to the policyholder’s account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company also offers enhanced crediting rates on certain dollar cost averaging programs related to its deferred annuity products. From time to time, the Company conducts term life insurance conversion programs under which certain policyholders are offered additional premium credits, which are considered sales inducements, when converting a term life insurance policy or rider to a permanent life insurance contract. The Company defers these aforementioned sales inducements and generally amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in Other assets.

Interests in Annuity Contracts and Obligations Under Structured Settlement Agreements

The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations are based on prevailing market rates.

Intangible Assets

The Company holds an intangible asset with a finite life which is amortized over its useful life. Intangible assets with finite useful lives are tested for impairment when facts and circumstances indicate that the carrying amount may not be recoverable, and an impairment loss is recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows attributable to the asset. The amount of the impairment loss to be recorded is calculated by the excess of the asset’s carrying value over its fair value.

Fair value is generally determined using a discounted cash flow analysis with assumptions that a market participant would use.

All intangible assets are reported in Other assets.

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Policyholders’ Account Balances

The Company’s liability for policyholders’ account balances primarily represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts.

Future Policy Benefits

The Company’s liability for future policy benefits are mainly comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and/or morbidity for lapse or surrender are generally based on the Company’s historical experience or standard industry tables including a provision for the risk of adverse deviation (“PAD”). Interest rate assumptions are based on factors such as market conditions and expected investment returns. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. If experience is less favorable than assumed and future losses are projected under loss recognition testing, then additional liabilities may be required, resulting in a charge to Increase in liabilities for future policy benefits. The Company does not establish loss reserves until a loss has occurred.

The Company’s liability for Future policy benefits also includes liabilities for guaranteed minimum benefits related to certain non-traditional long-duration life and annuity contracts and deferred profit on limited pay contracts. Refer to Note 12 - Policyholders’ Liabilities for a discussion on guaranteed minimum benefits.

Policy Claims

The Company’s liability for policy claims includes a liability for unpaid claims and claim adjustment expenses. Unpaid claims and claim adjustment expenses include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.

Debt

Debt is generally carried at unpaid principal balance less any deferred debt issuance costs and is included in Other liabilities. Refer to Note 9 - Fair Value Measurements for discussion on the fair value of debt.

Separate Account Assets and Liabilities

The Company has separate accounts, some of which are registered with the U.S. Securities and Exchange Commission (“SEC”). The Company reports separately, as separate account assets and separate account liabilities, investments held in separate accounts and liabilities of the separate accounts if (1) such separate accounts are legally recognized; (2) assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities; (3) investments are directed by the contractholder or in accordance with specific investment objectives; and (4) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The separate accounts have varying investment objectives, are segregated from the Company’s general account and are maintained for the benefit of separate account policyholders. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. All separate account assets are stated at fair value. The separate account liabilities represent the policyholders’ interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

Other Assets and Other Liabilities

Other assets primarily consist of investment income due and accrued, sales inducements, and receivables from affiliates. Other liabilities primarily consist of net deferred tax liabilities, clearing and suspense liabilities, collateral received on securities loaned, employee and agent benefits, and payables to affiliates.

Fair Value Measurements

For fair values of various assets and liabilities, refer to Note 9 - Fair Value Measurements.

Recognition of Insurance Income and Related Expenses

Premiums from annuity policies with life contingencies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the policies/contracts. This match is accomplished by providing liabilities for future policy benefits (as discussed in Note 12 - Policyholders’ Liabilities) and the deferral and subsequent amortization of DAC.

Amounts received under deferred annuity and universal life type contracts are reported as deposits to policyholders’ account balances (as discussed in Note 12 - Policyholders’ Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included in Fees - universal life and annuity policies. In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the Company’s general account portfolio. The Company establishes an unearned revenue liability for amounts previously assessed to compensate the Company for services to be performed over future periods. These amounts are deferred and recognized into income over the period benefited, using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments.

Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note 14 - Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets and liabilities are recognized for expected future tax consequences

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared to each other. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

Authoritative guidance requires an evaluation of the recoverability of deferred tax assets and the establishment of a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance many factors are considered, including: (1) the nature of deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carry-back years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various tax jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return.

In accordance with the authoritative guidance related to income taxes, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for an uncertain tax position is the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits are included in Other liabilities and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as Income tax expense.

NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES

In periods of extreme volatility and disruption in the securities and credit markets and under certain interest rate scenarios, the Company could be subject to disintermediation risk and/or reduction in net interest spread or profit margins.

The Company’s investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, preferred and common stocks, senior secured commercial loans and equity real estate. The fair value of the Company’s investments varies depending on economic and market conditions and the interest rate environment. Furthermore, with respect to investments in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk, significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

Certain of these investments lack liquidity, such as privately placed fixed income securities, equity real estate and other limited partnership interests. The Company also holds certain investments in asset classes that are liquid but may experience significant market fluctuations, such as mortgage-backed and other asset-backed securities. If the Company were to require significant amounts of cash on short notice in excess of cash on hand and the Company’s portfolio of liquid investments, the Company could have difficulty selling these investments in a timely manner, be forced to sell them for less than the Company otherwise would have been able to realize, or both.

In periods of high or increasing interest rates, life insurance policy loans and surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to suffer realized investment losses. In addition, when interest rates rise, the Company may face competitive pressure to increase crediting rates on certain insurance and annuity contracts, and such changes may occur more quickly than corresponding changes to the rates earned on the Company’s general account investments.

During periods of low or declining interest rates, the Company is contractually obligated to credit a fixed minimum rate of interest on certain of the Company’s life insurance and annuity policies. Should yields on new investments decline to levels below these guaranteed minimum rates for a long enough period, the Company may be required to credit interest to policyholders at a higher rate than the rate of return the Company earns on the Company’s portfolio of investments supporting those products, thus generating losses.

Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility.

The Company establishes and carries reserves to pay future policyholder benefits and claims. The process of calculating reserve amounts for an insurance organization involves the use of a number of estimates and assumptions including those related to mortality (the incidence rate of death), morbidity (the incidence rate of a disease or medical condition) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). Since the Company cannot precisely determine the amount or timing of actual future benefits and claims, actual results could differ significantly from those assumed. Deviations from one or more of these estimates and assumptions could have a material adverse effect on the Company’s consolidated results of operations or financial position.

NOTE 4 – BUSINESS RISKS AND UNCERTAINTIES (continued)

The Company sets prices for many of its insurance and annuity products based upon expected claims and payment patterns, using assumptions for mortality, morbidity, persistency (how long a contract stays in force) and interest rates. In addition to the potential effect of natural or man-made disasters, significant changes in mortality could emerge gradually over time, due to changes in the natural environment, the health habits of the insured population, effectiveness of treatment for disease or disability, or other factors. In addition, the Company could fail to accurately provide for changes in other pricing assumptions, including changes in interest and inflation rates. Significant negative deviations in actual experience from the Company’s pricing assumptions could have a material adverse effect on the profitability of its products. The Company’s earnings are significantly influenced by the claims paid under its insurance contracts and will vary from period to period depending upon the amount of claims incurred. There is only limited predictability of claims experience within any given month or year. The Company’s future experience may not match its pricing assumptions or its past results. Accordingly, the Company’s results of operations and financial position could be materially adversely affected.

Issuers or borrowers whose securities or loans the Company holds, customers, trading counterparties, counterparties under swaps and other derivative contracts, reinsurers, clearing agents, exchanges, clearing houses and other financial intermediaries and guarantors may default on their obligations to the Company due to bankruptcy, insolvency, lack of liquidity, adverse economic conditions, operational failure, fraud or other reasons. In addition, the underlying collateral supporting the Company’s structured securities, including mortgage-backed securities, may deteriorate or default causing these structured securities to incur losses.

Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company’s products to refrain from new or additional investments, and may cause current customers to surrender or redeem their current products and investments.

Revenues of the Company’s variable products are, to a large extent, based on fees related to the value of assets under management (except for its Elite Annuity product, where future revenue is based on adjusted premium payments). Consequently, poor equity market performance reduces fee revenues. The level of assets under management could also be negatively affected by withdrawals or redemptions.

The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company establishes reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the equity market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for certain annuity and life insurance products during the period when account values are less than guaranteed amounts.

The risk-based capital (“RBC”) ratio is the primary measure by which regulators evaluate the capital adequacy of the Company. RBC is determined by statutory rules that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company’s products, interest rate risk and general business risks. Disruptions in the capital markets could increase equity and credit losses and reduce the Company’s statutory surplus and RBC ratio. To the extent the Company’s statutory capital resources are deemed to be insufficient to maintain a particular rating by one or more rating agencies, the Company may seek to improve its capital position, including through operational changes and potentially seeking capital from New York Life.

The Company faces significant competition.

The Company faces strong competition in its Insurance and Agency and Investment Group businesses. The Company’s ability to compete is based on a number of factors, including product features, investment performance, service, price, distribution capabilities, scale, commission structure, name recognition and financial strength ratings. Industry consolidation, including acquisition of insurance and other financial service companies in the U.S. by international companies, could result in larger competitors with strong financial resources, marketing and distribution capabilities and brand identities.

NOTE 4 – BUSINESS RISKS AND UNCERTAINTIES (continued)

Rating agencies assign the Company financial strength/claims paying ability ratings, based on their evaluations of the Company’s ability to meet its financial obligations. These ratings indicate a rating agency’s view of an insurance company’s ability to meet its obligations to its insureds. In certain of the Company’s markets, ratings are important competitive factors. Rating organizations continue to review the financial performance and condition of insurers, including the Company. A significant downgrade in the Company’s ratings could materially and adversely affect its competitive position in the life insurance market and increase its cost of funds. In addition, downgrades of the sovereign credit rating of the United States of America would likely result in a corresponding downgrade of the financial strength rating of the Company by certain rating agencies, which could have an adverse effect on the Company’s results of operations.

The Company’s risk management policies and procedures may leave it exposed to unidentified or unanticipated risks, which could negatively affect the Company’s business.
The Company has devoted significant resources to develop and periodically update its risk management policies and procedures and expects to do so in the future. However, the Company’s policies and procedures to identify, monitor and manage risks may not be fully effective. Many of the methods used by the Company to manage risk and exposures are based on the use of observed historical market behavior or statistics based on historical models. As a result, these methods may not predict future exposures, which could be significantly greater than the historical measures indicate. Other risk management methods depend on the evaluation of information regarding markets, clients, catastrophe occurrence or other matters that is publicly available or is otherwise accessible to the Company, which may not always be accurate, complete, up-to-date or properly evaluated. Moreover, the Company is subject to the risk of inadequate performance of contractual obligations by third-party vendors of products and services that are used in its businesses or to whom the Company outsources certain business functions, as well as the risk of past or future misconduct by employees of its vendors and service providers, which could result in violations of law by the Company, regulatory sanctions and/or reputational or financial harm. Management of operational, legal and regulatory risks requires, among other things, policies and procedures to record properly and verify a large number of transactions and events, and these policies and procedures may not always be fully effective.

Regulatory developments in the markets in which the Company operates could affect the Company’s business.

Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation, derivatives, federal taxation and Employee Retirement Income Security Act of 1974 (“ERISA”) including the rules applying to fiduciaries, can significantly and adversely affect the insurance industry and the Company. There are a number of current or potential regulatory measures that may affect the insurance industry. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The attractiveness to the Company’s customers of many of its products is due, in part, to favorable tax treatment. Current federal income tax laws generally permit the tax-deferred accumulation of earnings on the premiums paid by the holders of annuities and life insurance products. Taxes, if any, are payable generally on income attributable to a distribution under the contract for the year in which the distribution is made. Death benefits under life insurance contracts are received free of federal income tax. Changes to the favorable tax treatment may reduce the attractiveness of the Company’s products to its customers.

A computer system failure or security breach could disrupt the Company’s business, damage its reputation and adversely impact its profitability.

The Company relies on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While the Company has policies, procedures, automation and backup plans and facilities designed to prevent or limit the effect of failure,

NOTE 4 – BUSINESS RISKS AND UNCERTAINTIES (continued)

its computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond its control. The failure of the Company’s computer systems for any reason could disrupt its operations, result in the loss of customer business and adversely impact its profitability.

The Company retains confidential information on its computer systems, including customer information and proprietary business information. Any compromise of the security of the Company’s computer systems that results in the disclosure of personally identifiable customer information could damage the Company’s reputation, expose the Company to litigation and regulatory action, increase regulatory scrutiny, and require it to incur significant technical, legal and other expenses.

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Pronouncements

Effective January 1, 2015, the Company adopted new guidance that permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in Income tax expense. The adoption was applied on a retrospective basis and resulted in the restatement of all years presented with a decrease in Retained earnings of $23 million, at January 1, 2014. New disclosures related to the adoption of this guidance are included in Note 6 - Investments.

Future Adoption of New Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued updated guidance on accounting for leases which requires lessees to recognize almost all leases on the balance sheet as a right-of-use asset and a lease liability. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and lease liabilities rather to recognize lease expense on a straight-line basis over the term of the lease. The recognition, measurement, and presentation of expenses and cash flows arising from a lease have not significantly changed. Also, fundamental changes were not made to the lessor accounting. The new guidance is effective for interim and annual periods, beginning after December 15, 2018 using a modified retrospective approach. Early adoption is permitted. The Company is assessing the impact of this guidance on its consolidated financial statements.

In January 2016, the FASB issued updated guidance that changes the rules regarding recognition and measurement of financial assets and financial liabilities. Amongst other changes, the new guidance eliminates the current classification of the equity securities as trading or available-for-sale and requires that an entity reports all equity securities (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) at fair value with changes in fair value recognized in income. The new standard is effective on January 1, 2018 and requires a cumulative effective adjustment to be recorded for the impact on adoption. The Company is currently assessing the impact on its financial statements.

In February 2015, the FASB issued updated guidance that changes the rules regarding consolidation. The pronouncement is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures, and removes the indefinite deferral for certain investment funds. The Company adopted this guidance retrospectively effective January 1, 2016 and did not have a material effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

NOTE 5 – RECENT ACCOUNTING PRONOUNCEMENTS (continued)

In May 2014, the FASB issued updated guidance on accounting for revenue recognition, which supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities. The guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to, in exchange for those goods or services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is permitted to one year as of January 1, 2017. The Company plans to adopt the guidance on its required effective date of January 1, 2018 and is assessing the impact of the guidance on its consolidated financial statements.

NOTE 6 – INVESTMENTS

Fixed Maturities

The amortized cost and estimated fair value of fixed maturities at December 31, 2015 and 2014, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because issuers may have the right to call or repay obligations with or without call or prepayment penalties.

	2015		2014
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Available-for-Sale
Due in one year or less	$2,798	$2,825	$3,396	$3,448
Due after one year through five years	14,328	14,718	13,814	14,561
Due after five years through ten years	21,327	21,216	18,321	18,917
Due after ten years	11,330	11,932	10,489	11,716

Mortgage-backed and asset-backed securities:
U.S. agency mortgage-backed and asset-backed securities	13,440	14,163	14,581	15,485
Non-agency mortgage-backed securities	6,066	6,156	6,564	6,802
Non-agency asset-backed securities	6,158	6,150	4,670	4,724
Total available-for-sale	$75,447	$77,160	$71,835	$75,653

NOTE 6 – INVESTMENTS (continued)

At December 31, 2015 and 2014, the distribution of gross unrealized gains and losses on investments in fixed maturities were as follows (in millions):

	2015
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	OTTI in AOCI(1)
Available-for-Sale
U.S. Treasury	$1,062	$68	$4	$1,126	$—
U.S. government corporations and agencies	1,099	121	2	1,218	—
U.S. agency mortgage-backed and asset-backed securities	13,440	816	93	14,163	—
Foreign governments	355	43	—	398	—
U.S. corporate	34,827	1,382	668	35,541	—
Affiliated bonds	1,707	—	—	1,707	—
Foreign corporate	10,733	257	289	10,701	—
Non-agency residential mortgage-backed securities	1,243	53	24	1,272	(8)
Non-agency commercial mortgage-backed securities	4,823	88	27	4,884	—
Non-agency asset-backed securities(2)	6,158	56	64	6,150	(2)
Total available-for-sale	$75,447	$2,884	$1,171	$77,160	$(10)

	2014
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	OTTI in AOCI(1)
Available-for-Sale
U.S. Treasury	$828	$86	$2	$912	$—
U.S. government corporations and agencies	1,154	151	2	1,303	—
U.S. agency mortgage-backed and asset-backed securities	14,581	1,008	104	15,485	—
Foreign governments	471	60	—	531	—
U.S. corporate	32,232	2,107	188	34,151	—
Foreign corporate	11,335	477	67	11,745	—
Non-agency residential mortgage-backed securities	1,628	76	27	1,677	(10)
Non-agency commercial mortgage-backed securities	4,936	196	7	5,125	—
Non-agency asset-backed securities(2)	4,670	80	26	4,724	(2)
Total available-for-sale	$71,835	$4,241	$423	$75,653	$(12)
(1) Represents the amount of OTTI losses in AOCI, which were not included in earnings pursuant to authoritative guidance. The amount excludes $33 million and $46 million for the years ended December 31, 2015 and 2014, respectively, of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

(2) Includes auto loans, credit cards, education loans and other asset types.

At December 31, 2015 and 2014, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $275 million and $644 million, respectively.

The Company had $5 million in fixed maturities that were non-income producing for the last 12 months at December 31, 2015. The Company had no investments in fixed maturities that were non-income producing for the last 12 months at December 31, 2014.

NOTE 6 – INVESTMENTS (continued)

Equity Securities

At December 31, 2015 and 2014, the distribution of gross unrealized gains and losses on available-for-sale equity securities were as follows (in millions):

	Cost	Unrealized Gains	Unrealized Losses	Fair Value
2015	$32	$8	$—	$40
2014	$20	$16	$1	$35

Fixed Maturity and Equity, Securities at fair value

Securities at fair value include purchases of more than 20% of the outstanding shares or units of mutual funds, trusts or similar financial instruments (collectively funds) for which the NAV is calculated and published on either a monthly or daily basis. The Company generally elects the fair value option for these investments and accounts for them at fair value, instead of equity method accounting. Reporting these investments at fair value based on each fund’s NAV more accurately reflects the value of each investment. Funds that calculate and publish a daily NAV are generally classified as Level 1 on the fair value hierarchy and those that publish a monthly NAV are generally classified as Level 2. At December 31, 2015, the Company held $38 million, in securities at fair value for these investments.

Mortgage Loans

The Company’s mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

At December 31, 2015 and 2014, contractual commitments to extend credit under mortgage loan documents amounted to $513 million and $564 million, respectively, at fixed and floating interest rates ranging from 1.77% to 6.45% in 2015 and from 1.73% to 6.41% in 2014. These commitments are diversified by property type and geographic region.

NOTE 6 – INVESTMENTS (continued)

At December 31, 2015 and 2014, the distribution of the mortgage loan portfolio by property type and geographic region was as follows ($ in millions):

	2015		2014
	Amount	% of Total	Amount	% of Total
Property Type
Office buildings	$4,247	33.2%	$3,563	32.5%
Apartment buildings	3,820	29.9	3,328	30.4
Retail facilities	3,277	25.6	2,790	25.5
Industrial	1,165	9.1	978	9.0
Hotel/ motel	171	1.3	172	1.5
Residential	78	0.6	114	1.1
Other	26	0.3	6	—
Total mortgage loans	12,784	100.0%	10,951	100.0%
Allowance for credit losses	(27)		(24)
Total net mortgage loans	$12,757		$10,927

	2015		2014
	Amount	% of Total	Amount	% of Total
Geographic Region
South Atlantic	$3,307	25.9%	$2,868	26.2%
Central	2,824	22.1	2,471	22.6
Middle Atlantic	2,760	21.6	2,324	21.2
Pacific	2,627	20.6	2,311	21.1
New England	1,162	9.1	867	7.9
Other	104	0.7	110	1.0
Total mortgage loans	12,784	100.0%	10,951	100.0%
Allowance for credit losses	(27)		(24)
Total net mortgage loans	$12,757		$10,927

The Company monitors the aging of its mortgage loans receivable on a monthly basis to determine delinquencies. At December 31, 2015 and 2014, the Company had $5 million and $3 million, respectively, of recorded investment gross of the allowance for credit losses in residential mortgage loans that were past due greater than 90 days. The Company had $26 million of recorded investment gross of the allowance for credit losses in commercial mortgage loans that were past due greater than 90 days, at December 31, 2015. There were no residential or commercial investments in mortgage loans that were past due less than 90 days at December 31, 2015 and 2014.

The Company establishes a specific reserve when it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreements, and a general reserve for probable incurred but not specifically identified losses.

NOTE 6 – INVESTMENTS (continued)

The activity in the mortgage loan specific and general reserves for the years ended December 31, 2015 and 2014 is summarized below (in millions):

	2015
	Residential	Commercial	Total
Allowance for Credit Losses
Beginning balance	$2	$22	$24
Provision for credit losses	—	3	3
Ending balance	$2	$25	$27

Ending Balance:
Collectively evaluated for impairment (general)	$2	$25	$27

Mortgage Loans:
Ending balance (recorded investment, gross of allowance for credit losses):
Collectively evaluated for impairment (general)	$77	$12,707	$12,784
Individually evaluated for impairment (specific)	$1	$—	$1

	2014
	Residential	Commercial	Total
Allowance for Credit Losses
Beginning balance	$4	$24	$28
Recoveries	(2)	(2)	(4)
Ending balance	$2	$22	$24

Ending Balance:
Collectively evaluated for impairment (general)	$2	$22	$24

Mortgage Loans:
Ending balance (recorded investment, gross of allowance for credit losses):
Collectively evaluated for impairment (general)	$110	$10,837	$10,947
Individually evaluated for impairment (specific)	$4	$—	$4

For the year ended December 31, 2013, direct write – downs were $1 million and provision for credit losses were $6 million.

NOTE 6 – INVESTMENTS (continued)

The Company uses LTV as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2015 and 2014, LTVs on the Company’s mortgage loans, based upon the recorded investment gross of allowance for credit losses, were as follows (in millions):

2015
LTV Ratio	Office Buildings	Apartment Buildings	Retail Facilities	Industrial	Hotel/Motel	Residential	Other	Total

Above 95%	$—	$—	$—	$26	$—	$1	$—	$27
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	44	—	—	—	—	2	—	46
71% to 80%	88	402	253	11	18	9	—	781
Below 70%	4,115	3,418	3,024	1,128	153	66	26	11,930
Total	$4,247	$3,820	$3,277	$1,165	$171	$78	$26	$12,784

2014
LTV Ratio	Office Buildings	Apartment Buildings	Retail Facilities	Industrial	Hotel/ Motel	Residential	Other	Total

Above 95%	$—	$—	$—	$—	$—	$1	$—	$1
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	68	—	182	3	—	3	—	256
71% to 80%	70	357	94	55	19	15	—	610
Below 70%	3,425	2,971	2,514	920	153	95	6	10,084
Total	$3,563	$3,328	$2,790	$978	$172	$114	$6	$10,951

Impaired mortgage loans were $1 million and $5 million at December 31, 2015 and 2014, respectively. At December 31, 2015, the Company had $31 million in impaired loans without a related allowance. The Company did not have impaired loans without related allowance for December 31, 2014.

At December 31, 2015, the Company did not have any investments in mortgage loans that have been non-income producing for the last 12 months. At December 31, 2014, the Company had $2 million of investments in mortgage loans that have been non-income producing for the last 12 months.

For the years ended December 31, 2015 and 2014, there were $485 million and $30 million of mortgage loans acquired, other than through direct origination.

Investments in Affiliates

The components of Investments in affiliates at December 31, 2015 and 2014 were as follows (in millions):

	2015	2014

STIF	$—	$246
Equity investment in MCF	540	—
MCF revolving loan agreement	—	2,041
Total investments in affiliates	$540	$2,287

The STIF was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF was a pooled fund managed by New York

NOTE 6 – INVESTMENTS (continued)

Life Investment Management LLC (“NYLIM”), an indirect wholly owned subsidiary of New York Life, where all participants were subsidiaries of New York Life. The STIF was substantially liquidated in 2015. The Company now invests directly in short-term instruments, which are included in Cash and cash equivalents and Fixed maturities, available-for-sale.

The MCF revolving loan agreement represented a revolving loan agreement the Company entered into with MCF. The loans with MCF were repaid at December 31, 2015. On December 31, 2015, the Company made an equity investment in MCF. Refer to Note 11 – Related Party Transactions for further discussion.

Other Investments

The components of Other investments at December 31, 2015 and 2014 were as follows (in millions):

	2015	2014

Limited partnerships and limited liability companies	$544	$657
Investment, at fair value, of consolidated investment companies	68	—
Senior secured commercial loans	12	153
Derivatives	342	197
Real estate	53	51
Short-term investments	13	24
Other invested assets	117	128
Total other investments	$1,149	$1,210

Senior secured commercial loans are typically collateralized by all assets of the borrower. The Company’s senior secured commercial loans, before loss reserve, amounted to $13 million and $154 million at December 31, 2015 and 2014, respectively. The loss reserve was $1 million for both years ended December 31, 2015 and 2014, respectively. Refer to Note 3 – Significant Accounting Policies for further details.

Unfunded commitments on limited partnerships, limited liability companies and senior secured commercial loans amounted to $288 million and $442 million at December 31, 2015 and 2014, respectively.

There was no accumulated depreciation on real estate for the years ended December 31, 2015 or 2014. There was no depreciation expense for the years ended December 31, 2015, 2014, or 2013.

There were no investments in real estate that have been non-income producing for the last 12 months at December 31, 2015 and 2014, respectively.

The Company receives tax credits related to its investments in qualified affordable housing projects. At December 31, 2015 and 2014, the Company had $130 million and $172 million, respectively, in qualified affordable housing investments, included in limited partnerships and limited liability companies above. The investment balance includes $14 million and $21 million of unfunded commitment as of December 31, 2015 and 2014, respectively. During 2015, 2014 and 2013, the Company recorded amortization on these investments under the proportional amortization method of $40 million, $40 million, and $45 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $49 million, $56 million, and $50 million for 2015, 2014 and 2013, respectively. Both the amortization of the investments as well as the tax credits and tax benefits are recognized as a component of income tax expense (benefit).

NOTE 6 – INVESTMENTS (continued)

Variable Interest Entities

Consolidated VIEs

At December 31, 2015 and 2014, the Company included assets of $46 million in the accompanying Consolidated Statements of Financial Position, as a result of consolidating a VIE for which it was determined to be the primary beneficiary. The Company performed a qualitative analysis to determine if the Company has (1) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (2) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE. In reviewing the transaction documents including trust agreements, limited partnership agreements and purchase agreements, the Company determined that they are the primary beneficiary of one structured investment.

This VIE consists of a trust established for purchasing receivables from the U.S. Department of Energy related to energy savings performance contracts and issuing certificates representing the right to those receivables. The Company has a 98.66% interest in this VIE; however, the creditors do not have recourse to the Company in excess of the assets contained within the VIE.

The following table reflects the carrying amount and statement of financial position classification of the assets and liabilities of the consolidated VIE at December 31, 2015 and 2014 (in millions):

	2015	2014
Cash	$—	$—
Other investments*	46	46
Total assets	$46	$46

Other liabilities	$1	$1
Total liabilities	$1	$1

* Includes limited partnerships/limited liability companies.

Unconsolidated VIEs

In the normal course of its activities, the Company invests in structured investments including VIEs for which it is not the primary beneficiary. These structured investments typically invest in fixed income investments that are managed by third-parties and include asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities. The Company’s maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has not provided financial or other support, other than its direct investment, to these structures. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the VIEs’ economic performance. The Company classifies these investments as Fixed maturities – Available-for-sale and Securities, at fair value. The maximum exposure to loss associated with these investments was $27,932 million and $28,208 million at December 31, 2015 and 2014, respectively.

In the normal course of its activities, the Company invests in joint ventures, limited partnerships and limited liability companies. These investments include hedge funds, private equity funds and real estate related funds that may or may not be VIEs. The Company’s maximum exposure to loss on these investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has determined that it is not the primary beneficiary of these structures because it does not have the power to direct the activities that significantly impact the entities economic performance. The Company classifies these investments as Other investments and its

NOTE 6 – INVESTMENTS (continued)

maximum exposure to loss associated with these entities was $544 million and $666 million at December 31, 2015 and 2014, respectively.

These investments are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary. The Company has no additional economic interest in these structures in the form of derivatives, related guarantees, credit enhancement or similar instruments and obligations. Creditors have no recourse against the Company in the event of default. The Company has unfunded commitments in joint ventures, limited partnerships and limited liability companies which are discussed in the “Other investments” section above.

Restricted Assets and Special Deposits

Assets with a carrying value of $9 million and $4 million at December 31, 2015 and 2014, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in Fixed maturities – Available-for-sale, at fair value. Refer to Note 15 – Commitments and Contingencies for additional discussion on assets pledged as collateral.

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, currency, equity and credit risk. These derivative instruments include foreign currency forwards, interest rate and equity futures, interest rate and equity options, and interest rate, credit default, equity and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes. Refer to Note 3 – Significant Accounting Policies for a discussion on the accounting for derivative instruments.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative instruments. Exchange-traded futures are affected through regulated exchanges and require initial and daily variation margin collateral postings. When the Company enters into exchange-traded futures, it is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange-traded futures, when the Company enters into OTC-cleared derivatives, it becomes subject to initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company deals with a large number of highly rated OTC-bilateral counterparties, thus limiting its exposure to any single counterparty. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness of its counterparties. The Company uses master netting arrangements with OTC-bilateral counterparties and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is not to offset the fair value recognized for derivatives executed with the same OTC-bilateral counterparty under the same master netting agreements with the associated collateral.

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents recognized derivative instruments that are subject to enforceable master netting agreements at December 31, 2015 and 2014 (in millions):

	2015
	Gross amounts of recognized derivative instruments (1)	Gross amounts offset in the Statement of Financial Position	Gross amounts presented in the Statement of Financial Position	Gross amounts not offset in Statement of Financial Position	Cash collateral	Securities collateral	Net amounts of recognized derivative instruments
Assets	$342	$—	$342	$(28)	$(285)	$(29)	$—
Liabilities	$(37)	$—	$(37)	$28	$9	$—	$—

	2014
	Gross amounts of recognized derivative instruments (1)	Gross amounts offset in the Statement of Financial Position	Gross amounts presented in the Statement of Financial Position	Gross amounts not offset in Statement of Financial Position	Cash collateral	Securities collateral	Net amount of recognized derivative instruments
Assets	$197	$—	$197	$(73)	$(110)	$(10)	$4
Liabilities	$(89)	$—	$(89)	$73	$15	$—	$(1)

(1) The gross amounts exclude investment income due and accrued and accrued investment expense on derivatives, which are included in Other assets and Other liabilities, respectively.

Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSA’s”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties.

The CSA defines the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. In a few cases, these CSAs provide that the counterparties are not required to post collateral below a specified threshold; however the agreements governing these bilateral relationships also include credit contingent provisions whereby the threshold declines on a sliding scale with declines in the OTC-bilateral counterparties’ ratings. In addition, certain of the Company’s contracts require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the contracts or full collateralization of the positions there under. Cash collateral is invested in short-term investments. At December 31, 2015 and 2014, the Company would not have had to post additional collateral if the credit contingent features had been triggered, for a one notch downgrade in the Company’s credit rating and would have had to post additional collateral of less than $1 million and $2 million, respectively, for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date.

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the notional amount and gross fair value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting (excluding embedded derivatives) at December 31, 2015 and 2014 (in millions):

		2015			2014

		Fair Value (1)			Fair Value (1)
	Primary Risk Exposure	Notional Amount (2)	Asset	Liability	Notional Amount (2)	Asset	Liability

Derivatives qualifying and designated:
Cash Flow Hedges:
Foreign currency swaps	Currency	$144	$31	$—	$149	$9	$—
Interest rate swaps	Interest	37	7	—	36	8	—
Total derivatives qualifying and designated		181	38	—	185	17	—

Derivatives Not Designated as Hedging:
Interest rate options	Interest	9,262	5	—	8,910	1	—
Equity options	Equity	779	51	—	779	54	—
Equity swaps	Equity	73	—	3	39	4	—
Foreign currency forwards	Currency	27	2	—	30	2	—
Foreign currency swaps	Currency	1,870	194	4	1,490	62	30
Futures	Interest	4	—	—	1	—	—
Interest rate caps	Interest	24,972	15	—	14,722	2	—
Interest rate swaps	Interest	3,706	31	31	3,661	44	59
Swaptions	Interest	5,425	6	—	7,359	11	—
Total derivatives not designated		46,118	304	38	36,991	180	89
Total derivatives		$46,299	$342	$38	$37,176	$197	$89

(1) The fair value amounts exclude investment income due and accrued, and accrued investment expense on derivatives, which are included in Other assets and Other liabilities, respectively. Refer to Note 9 – Fair Value Measurements for discussion of valuation methods for derivative instruments.

(2) Notional amounts of derivative instruments generally do not represent the amounts exchanged between the parties engaged in the transaction.

Interest Rate Risk Management

The Company enters into various types of interest rate swaps and options primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate caps and swaptions are entered into by the Company to hedge the disintermediation risk of increasing interest rates on policyholder liability obligations. The Company will receive payments from counterparties should interest rates exceed an agreed upon strike price.

Interest rate (Treasury) futures are exchange traded contracts to buy or sell at a specific price at a future date. The Company enters into interest rate futures to manage the duration of the Company’s fixed income portfolio.

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The Company enters into interest rate corridor options to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contracts until an agreed upon interest rate ceiling is reached.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the values of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception, calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

Equity Risk Management

The Company purchases equity put options and enters into equity swaps to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities. Options require upfront fees paid at the time the agreements are entered into. Equity swaps are agreements between parties to exchange interest payments for an equity return.

Credit Risk Management

The Company enters into credit default swaps (“CDS”) both to buy protection from and sell protection to a counterparty in the event of a default of a single name referenced obligation or a referenced pool of assets.

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Cash Flow Hedges

The following table presents the effects of derivatives in qualified cash flow hedging relationships, for the years ended December 31, 2015, 2014 and 2013 (in millions):

	Gain (loss) recognized in OCI (effective portion)(1)	Gain (loss) reclassified from AOCI into net income (effective portion)
		Net investment gains (losses)	Net investment income
For the year ended 12/31/2015:
Foreign currency swaps	$24	$—	$2
Interest rate swaps	—	—	1
Total	$24	$—	$3

For the year ended 12/31/2014:
Foreign currency swaps	$12	$(4)	$1
Interest rate swaps	1	—	1
Total	$13	$(4)	$2

For the year ended 12/31/2013:
Foreign currency swaps	$8	$—	$—
Interest rate swaps	(3)	—	1
Total	$5	$—	$1

(1) The amount of gain or loss recognized in OCI is reported as a change in net unrealized investment gains or losses, a component of AOCI.

In 2015, 2014 and 2013, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions, for which a hedge was entered into, did not occur on the anticipated date or in the additional time period permitted under the authoritative guidance on derivatives and hedging.

There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

For derivatives which are designated for hedge accounting, there were no components of the derivative’s gain or loss excluded from the assessment of effectiveness for the years ended December 31, 2015, 2014 and 2013.

Presented below is a rollforward of the components of AOCI, before taxes, related to cash flow hedges (in millions):

	2015	2014	2013
Balance, beginning of year	$13	$(3)	$(7)
Gains deferred in OCI on the effective portion of cash flow hedges	24	13	5
Losses (gains) - reclassified to net income	(3)	3	(1)
Balance, end of year	$34	$13	$(3)

At December 31, 2015, gains of $17 million on derivatives in AOCI are expected to be reclassified to earnings within the next 12 months.

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Derivatives Not Designated

The Company has derivative instruments that are not designated or do not qualify for hedge accounting treatment.

The following table provides gains and losses on derivative instruments not designated for hedging accounting, which are included in Net investment gains or losses for the years ended December 31, 2015, 2014 and 2013 (in millions):

	2015	2014	2013
Derivative Type
Corridor options	$(1)	$(1)	$ *
Equity options	(2)	(10)	(52)
Equity swaps	(4)	3	5
Foreign currency forwards	3	3	(1)
Foreign currency swaps	165	74	(22)
Futures	—	(1)	—
Interest rate caps	(10)	(6)	2
Interest rate swaps	36	246	(183)
Swaptions	(5)	(25)	3
Credit default swaps:
Buy protection	—	—	*
Sell protection	—	—	*
Total	$182	$283	$(248)

* Recognized loss is less than $1 million.

Credit Derivatives Written

The Company does not currently have any written or purchased CDS contracts.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. At December 31, 2015 and 2014, there were no embedded derivatives that could not be separated from their host contracts.

The following table presents the fair value of the Company’s embedded derivatives in host contracts at December 31, 2015 and 2014 (in millions):

	Consolidated Statements of Financial Position Line Item	Fair Value
		2015	2014
Embedded Derivatives in Asset Host Contracts
Other(1)	Other liabilities	$2	$	*

Embedded Derivatives in Liability Host Contracts
Guaranteed minimum accumulation benefits(1)	Policyholders’ account balances	$155		$181

* Fair value is less than $1 million.
(1) For further information on these embedded derivatives refer to Note 9 – Fair Value Measurements.

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the changes in fair value related to embedded derivatives in host contracts for the years ended December 31, 2015, 2014 and 2013 (in millions):

	2015	2014	2013

Net revenue from reinsurance	$2	$(1)	$(13)
Interest credited to policyholders’ account balances	$(26)	$112	$(362)

NOTE 8 – SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC

The Company maintains separate accounts, which are registered with the SEC, for its variable deferred annuity and variable life insurance products with assets of $26,868 million and $27,033 million at December 31, 2015 and 2014, respectively. The assets of these separate accounts are comprised of investments in shares of the New York Life sponsored MainStay VP Funds Trust and other non-proprietary funds.

Separate Accounts Not Registered with the SEC

The Company also maintains separate accounts, which are not registered with the SEC, with assets of $1,887 million and $1,932 million at December 31, 2015 and 2014, respectively. The assets in these separate accounts are comprised of investments in MainStay VP Funds Trust, non-proprietary mutual funds and limited partnerships. The assets in these separate accounts are carried at fair value.

Refer to Note 12 – Policyholders’ Liabilities for information regarding separate accounts with contractual guarantees for minimum death benefits (“GMDB”), guaranteed minimum accumulation benefits (“GMAB”), enhanced beneficiary benefit (“EBB”) and guaranteed future income benefits (“GFIB”).

NOTE 9 – FAIR VALUE MEASUREMENTS

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The levels of the fair value hierarchy based on the inputs to the valuation are as follows:

Level 1
Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3
Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring of trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee is comprised of representatives from the Company’s Investment Management group, Controller’s, Compliance, and Security Operations. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports, as well as the review of significant inputs used in the valuation of assets that are valued internally.

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The following tables represent the balances of assets and liabilities measured at fair value on a recurring basis at December 31, 2015 and 2014 (in millions):

	2015
	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Fixed maturities - available-for-sale
U.S. Treasury	$—	$1,126	$—	$1,126
U.S. government corporations and agencies	—	1,194	24	1,218
U.S. agency mortgage-backed and asset-backed securities	—	14,161	2	14,163
Foreign governments	—	391	7	398
U.S. corporate	—	35,434	107	35,541
Affiliated bonds	—	—	1,707	1,707
Foreign corporate	—	10,701	—	10,701
Non-agency residential mortgage-backed securities	—	1,263	9	1,272
Non-agency commercial mortgage-backed securities	—	4,469	415	4,884
Non-agency asset-backed securities	—	5,309	841	6,150
Total fixed maturities - available-for-sale	—	74,048	3,112	77,160
Fixed maturities - securities, at fair value
U.S agency mortgage-backed and asset-backed securities	—	5	—	5
U.S. corporate	—	172	—	172
Foreign corporate	—	1,195	—	1,195
Non-agency residential mortgage-backed securities	—	7	—	7
Non-agency commercial mortgage-backed securities	—	47	2	49
Non-agency asset-backed securities	—	33	3	36
Total fixed maturities - securities, at fair value	—	1,459	5	1,464
Equity securities - available-for-sale
Common stock	8	—	26	34
Non-redeemable preferred stock	—	1	5	6
Total equity securities - available-for-sale	8	1	31	40
Equity securities - securities, at fair value
Common stock	427	—	—	427
Mutual funds	71	—	3	74
Total equity securities - securities, at fair value	498	—	3	501
Derivative assets	—	342	—	342
Securities purchased under agreements to resell	—	298	—	298
Other invested assets	—	80	—	80
Cash equivalents	9	2,243	—	2,252
Short-term investments	—	13	—	13
Separate account assets	28,325	157	273	28,755
Total assets accounted for at fair value on a recurring basis	$28,840	$78,641	$3,424	$110,905

Policyholders’ account balances (1)	$—	$—	$155	$155
Derivative liabilities	—	34	3	37
Total liabilities accounted for at fair value on a recurring basis (2)	$—	$34	$158	$192

(1) Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

(2) Separate account liabilities are not included above, as they are reported at contract value in accordance with the Company’s policy (refer to Note 3 – Significant Accounting Policies).

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	2014
	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Fixed maturities - available-for-sale
U.S. Treasury	$—	$912	$—	$912
U.S. government corporations and agencies	—	1,279	24	1,303
U.S. agency mortgage-backed and asset-backed securities	—	15,458	27	15,485
Foreign governments	—	523	8	531
U.S. corporate	—	33,885	266	34,151
Foreign corporate	—	11,704	41	11,745
Non-agency residential mortgage-backed securities	—	1,661	16	1,677
Non-agency commercial mortgage-backed securities	—	4,930	195	5,125
Non-agency asset-backed securities	—	3,907	817	4,724
Total fixed maturities - available-for-sale	—	74,259	1,394	75,653
Fixed maturities - securities, at fair value
U.S agency mortgage-backed and asset-backed securities	—	4	—	4
U.S. corporate	—	60	—	60
Foreign corporate	—	1,030	—	1,030
Non-agency residential mortgage-backed securities	—	11	—	11
Non-agency commercial mortgage-backed securities	—	48	2	50
Non-agency asset-backed securities	—	37	5	42
Total fixed maturities - securities, at fair value	—	1,190	7	1,197
Equity securities - available-for-sale
Common stock	30	—	2	32
Non-redeemable preferred stock	—	1	2	3
Total equity securities - available-for-sale	30	1	4	35
Equity securities - securities, at fair value
Common stock	726	—	—	726
Mutual funds	31	—	—	31
Total equity securities - securities, at fair value	757	—	—	757
Derivative assets	—	193	4	197
Securities purchased under agreements to resell	—	133	—	133
Other invested assets	—	14	—	14
Cash equivalents	—	682	—	682
Short-term investments	—	24	—	24
Separate account assets	28,508	198	259	28,965
Total assets accounted for at fair value on a recurring basis	$29,295	$76,694	$1,668	$107,657

Policyholders’ account balances (1)	$—	$—	$181	$181
Derivative liabilities	—	89	—	89
Total liabilities accounted for at fair value on a recurring basis (2)	$—	$89	$181	$270

(1) Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

(2) Separate account liabilities are not included above, as they are reported at contract value in accordance with the Company’s policy (refer to Note 3 – Significant Accounting Policies).

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The following represents a summary of significant valuation techniques for assets and liabilities used to determine fair value, as well as the general classification of such instruments in the valuation hierarchy.

Fixed maturities available-for-sale and securities, at fair value

Fixed maturity securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses a discounted cash flow model or market approach to determine fair value on public securities. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Credit Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognizable, reliable and well regarded benchmarks by participants in the financial industry, which represents the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions.

Certain private placement securities that cannot be priced using the matrix-based pricing methodology described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significantly unobservable, the security is classified as Level 3.

The valuation techniques for most Level 3 fixed maturity securities are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Equity securities

Equity securities valued using unadjusted quoted prices in active markets that are readily and regularly available are classified as Level 1. Those securities valued using a market approach in which market quotes are available but are not considered actively traded are classified as Level 2. Securities priced through an internal valuation where significant inputs are deemed to be unobservable, which includes securities of a government organization, are classified as Level 3.

Derivative assets and liabilities

The fair value of derivative instruments is generally derived using valuation models, except for derivatives that are either exchange-traded, or the fair value is derived using broker quotations. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, non-performance risk and other factors. Exchange-traded derivatives are valued using quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

When appropriate, valuations of OTC-bilateral derivatives are adjusted for non-performance risk. The Company uses default estimates implied by CDS spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate. The non-performance risk adjustment is applied only to the uncollateralized portion of the OTC-bilateral derivative assets and liabilities. OTC-bilateral derivative contracts are executed under master netting agreements with counterparties with a CSA, which is a bilateral ratings-sensitive agreement that requires collateral postings at established credit threshold levels. These agreements protect the interests of the Company and its counterparties should either party suffer a credit-rating deterioration. The vast majority of the Company’s derivative agreements are with highly rated major international financial institutions.

Securities purchased under agreements to resell

Due to the short-term nature (generally one month) of this investment, the asset’s carrying value approximates fair value. These investments are classified as Level 2.

Other invested assets

Level 2 assets represent surplus note investments, priced by a third-party pricing service, where the inputs to the valuation are deemed to be observable. Level 3 assets represent residual interests of securitizations, priced by a third-party pricing service, where inputs to the valuation are deemed to be unobservable.

Cash equivalents

These include money market funds, treasury bills, commercial paper and other highly liquid instruments. The highly liquid instruments are classified as Level 1. All other investments are classified as Level 2, since due to their short term nature, amortized cost is used as the best estimate of fair value.

Short term investments

For short term investments, amortized cost is used as the best estimate of fair value, and are classified as Level 2.

Separate account assets

Assets within the separate account are primarily invested in equities and fixed maturities. The fair value of investments in the separate accounts is calculated using the same procedures used for equities and fixed maturities in the general account.

The separate accounts also invest in limited partnerships and hedge funds. These investments are valued based on the latest net asset value (NAV). When the hedge fund investment can be redeemed at NAV, at the measurement date, or in the near-term (generally 90 days or less) it is classified as Level 2.

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The following tables provide further information about the Level 2 hedge funds in which the separate accounts invest in (in millions):

		2015
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$157	$—	Quarterly, Monthly	90 days or less

		2014
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$197	$—	Quarterly, Monthly	90 days or less

Limited Partnership and hedge fund investments that are restricted with respect to transfer or withdrawal of greater than 90 days are classified as Level 3. The following tables provide further information about these investments (in millions):

		2015
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-strategy	$273	$—	Annual, Semi-annual, Quarterly	More than 90 days

		2014
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$259	$—	Annual, Semi-annual, Quarterly	More than 90 days

Policyholders’ account balances

Policyholders’ account balances carried at fair value consist of embedded derivatives bifurcated from the host contracts, which represent the embedded derivatives for GMAB contracts.

The fair values of GMAB liabilities are equal to the present value of future expected payments to customers less the present value of assessed or imputed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various policyholder behavior assumptions. The expected cash flows are discounted using the treasury rate, plus a spread based upon the Company’s medium term notes. The spread reflects the market’s perception of the Company’s non-performance risk. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders’ account balances has been classified as Level 3.

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

Level 3 Assets and Liabilities by Price Source

The following tables present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources at December 31, 2015 and 2014 (in millions):

	2015
	Internal (1)	External (2)	Total

Fixed maturities - available-for-sale
U.S. government corporations and agencies	$—	$24	$24
U.S. agency mortgage-backed and asset-backed securities	—	2	2
Foreign governments	—	7	7
U.S. corporate	20	87	107
Affiliated bonds	1,707	—	1,707
Non-agency residential mortgage-backed securities	—	9	9
Non-agency commercial mortgage-backed securities	82	333	415
Non-agency asset-backed securities	81	760	841
Total fixed maturities - available-for-sale	1,890	1,222	3,112
Fixed maturities - securities, at fair value
Non-agency commercial mortgage-backed securities	—	2	2
Non-agency asset-backed securities	—	3	3
Total fixed maturities - securities, at fair value	—	5	5
Equity securities
Common stock	26	—	26
Non-redeemable preferred stock	5	—	5
Mutual fund	—	3	3
Total equity securities	31	3	34
Separate account assets	—	273	273
Total assets accounted for at fair value on a recurring basis	$1,921	$1,503	$3,424

Policyholders’ account balances	$155	$—	$155
Derivative liabilities	—	3	3
Total liabilities accounted for at fair value on a recurring basis	$155	$3	$158

(1) Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information, where pricing inputs are deemed to be unobservable.

(2) Primarily represents independent non-binding broker quotes, where pricing inputs are not readily available.

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	2014
	Internal (1)	External (2)	Total

Fixed maturities - available-for-sale
U.S. government corporations and agencies	$—	$24	$24
U.S. agency mortgage-backed and asset-backed securities	—	27	27
Foreign governments	—	8	8
U.S. corporate	41	225	266
Foreign corporate	—	41	41
Non-agency residential mortgage-backed securities	—	16	16
Non-agency commercial mortgage-backed securities	83	112	195
Non-agency asset-backed securities	91	726	817
Total fixed maturities - available-for-sale	215	1,179	1,394
Fixed maturities - securities, at fair value
Non-agency commercial mortgage-backed securities	—	2	2
Non-agency asset-backed securities	—	5	5
Total fixed maturities - securities, at fair value	—	7	7
Equity securities
Common stock	2	—	2
Non-redeemable preferred stock	2	—	2
Total equity securities	4	—	4

Derivative assets	—	4	4
Separate account assets	—	259	259
Total assets accounted for at fair value on a recurring basis	$219	$1,449	$1,668

Policyholders’ account balances	$181	$—	$181
Total liabilities accounted for at fair value on a recurring basis	$181	$—	$181

(1) Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information, where pricing inputs that are deemed to be unobservable.

(2) Primarily represents independent non-binding broker quotes, where pricing inputs are not readily available.

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

Quantitative Information Regarding Internally - Priced Level 3 Assets and Liabilities

The following tables present quantitative information on significant internally priced Level 3 assets and liabilities at December 31, 2015 and 2014 (in millions):

	2015
	Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)

Assets
U.S. corporate	$20	Discounted Cash Flow	Discount Rate	2.3%-7.2%		3.4%

Affiliated bonds	$1,707	Cost

Non-agency asset-backed securities	$81	Discounted Cash Flow	Discount Rate	3.8%-10.8%		8.7%

Non-agency commercial mortgage-backed securities	$82	Discounted Cash Flow	Discount Rate	3.0%-12.0%		3.1%

Equity securities	$31	FHLB of Pittsburgh Capital Plan	Price to Book Multiple	.7X

Liabilities
Policyholders’ account balances	$155	Discounted Cash Flow	Discount Rate	1.3%	-	11.2%
		(GMAB)	Equity Returns	0.8%	-	10.8%
			Equity Volatility Curve	18.4%	-	39.9%
			Lapse Rate	1.5%	-	21.0%
			Mortality Rate	0.1%	-	33.4%
			Utilization Rate	10.0%	-	100.0%
			Withdrawal Rate	2.5%	-	7.2%

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	2014
	Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)

Assets
U.S. corporate	$41	Discounted Cash Flow	Discount Rate	2.0% - 7.4% (4.5%)

Non-agency asset-backed securities	$91	Discounted Cash Flow	Discount Rate	4.8% - 7.0% (3.1%)

Non-agency commercial mortgage-backed securities	$83	Discounted Cash Flow	Discount Rate	3.0% - 12.0% (1.6%)

Liabilities
Policyholders’ account balances	$181	Discounted Cash Flow	Discount Rate	0.5% - 9.4%
			Equity Returns	0.7% - 5.2%
			Equity Volatility Curve	18.4% - 43.9%
			Lapse Rate	1.5% - 21.0%
			Mortality Rate	0.1% - 38.9%
			Utilization Rate	10.0% - 100%
			Withdrawal Rate	3.30%

The following is a description of the sensitivity to changes in unobservable inputs of the estimated fair value of the Company’s Level 3 assets included above, for which we have access to the valuation inputs, as well as the sensitivity to changes in unobservable inputs of the Level 3 assets that are valued based on external pricing information.

U.S. corporate securities

Most corporate securities are valued using a discounted cash flow analysis based on the expected cash flows of each security. The most significant unobservable input to the valuation of these securities is the discount rate, as it usually includes spread adjustments. Significant spread widening would decrease the value of these securities. The opposite effect would occur if spreads tightened significantly. Default rates are also a component of the valuation. If expected default rates on these securities significantly increase, the fair value will decrease, with the opposite being true for significant decreases in default rates.

Affiliated bonds

This security relates to an affiliated bond with Madison Capital Funding which was acquired at December 31, 2015 and therefore cost approximates fair value. The valuation of this bond in the future may include unobservable inputs and is therefore classified as Level 3.

Non-agency commercial mortgage-backed and asset-backed securities

These securities are mainly valued using discounted cash flow models. Significant spread widening, spread tightening and increases and decreases in default rates will have the same impact on the fair values of these securities as described above under U.S. corporate securities. Significant increases in loss severity assumptions will decrease the estimated fair value of these securities, with the opposite being true for decreases in expected loss severities.

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

Equity Securities

The equity securities included in the table above mostly relate to the Company’s holdings in the Federal Home Loan Bank of Pittsburgh ( the “FHLB of Pittsburgh”) stock as described in Note 12 - Debt. As prescribed in the FHLB of Pittsburgh’s Capital Plan, the par value of the capital stock is $100 and all capital stock is issued, redeemed, repurchased or transferred at par value. Since there is not a visible market for the FHLB of Pittsburgh stock, these securities have been classified as Level 3.

Policyholders’ account balances

Policyholders’ account balances consist of embedded derivatives bifurcated from host contracts, which represent the embedded derivatives for GMAB contracts.

The fair values of GMAB liabilities are equal to the present value of future expected payments to customers, less the present value of assessed rider fees attributable to the embedded derivative feature. Generally, higher (lower) equity returns will result in a lower (higher) fair value of the liability, while higher (lower) implied volatility assumptions will result in a higher (lower) fair value of the liability.

Transfers between Levels

Transfers between levels may occur as a result of changes in valuation sources or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. The Company’s policy is to assume the transfer occurs at the beginning of the period.

Transfers between Levels 1 and 2

Periodically, the Company has transfers between Level 1 and Level 2 assets and liabilities.

Transfers between Levels 1 and 2 were not significant during the 12 months ended December 31, 2015 and 2014.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and/or out of Level 3 is based on the changes in the observability of data.

Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

During the years ended December 31, 2015 and 2014, the Company transferred $38 million and $56 million, respectively, of securities into Level 3 consisting of fixed maturities available-for-sale securities and separate account assets in 2015 and 2014. The transfers into Level 3 related to fixed maturities available-for-sale securities were primarily due to unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third-party pricing services (that could be validated) was utilized. For the separate account assets, transfers into Level 3 are related to limited partnership investments that are restricted with respect to transfers or withdrawals.

Transfers out of Level 3 of $540 million and $512 million during the years ended December 31, 2015, and 2014, respectively, were primarily due to significant increases in market activity, or one or more significant input(s)

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

becoming observable, or a change in the valuation technique for fixed maturities available-for-sale, equity securities available-for-sale and other invested assets in 2015 and 2014.

The following tables present the changes in fair value of all Level 3 assets and liabilities for the years ended December 31, 2015, 2014 and 2013 (in millions):

	U.S. government corporations and agencies	U.S. agency mortgage-backed and asset-backed	Foreign governments	U.S. corporate	Affiliated bonds	Foreign corporate

Fair Value, December 31, 2012	$40	$36	$10	$169	$—	$25
Total gains (losses) (realized and unrealized)
included in earnings:
Net investment (losses) gains	—	—	—	—	—	(3)
Other comprehensive (loss) income	(1)	(5)	(1)	(4)	—	4
Purchases	—	103	—	130	—	11
Sales	—	(10)	—	(27)	—	(5)
Settlements	—	(4)	(1)	(24)	—	(1)
Transfers into Level 3(1)	—	7	—	59	—	—
Transfers out of Level 3(1)	(15)	(16)	—	(54)	—	—
Fair Value, December 31, 2013	$24	$111	$8	$249	$—	$31
Total gains (losses) (realized and unrealized)
included in earnings:
Net investment gains	—	—	—	1	—	—
Other comprehensive loss	—	—	—	(1)	—	(1)
Purchases	—	10	—	71	—	12
Sales	—	(50)	—	(8)	—	—
Settlements	—	—	—	(37)	—	(2)
Transfers into Level 3(1)	—	—	—	45	—	1
Transfers out of Level 3(1)	—	(44)	—	(54)	—	—
Fair Value, December 31, 2014	$24	$27	$8	$266	$—	$41
Total gains (losses) (realized and unrealized)
included in earnings:
Net investment gains	—	—	—	—	—	—
Net investment income(1)	—	—	—	(1)	—	—
Other comprehensive loss	—	(1)	—	—	—	—
Purchases	—	—	—	3	1,707	—
Sales	—	(6)	—	(15)	—	—
Settlements	—	—	(1)	(8)	—	(18)
Transfers into Level 3(1)	—	—	—	3	—	—
Transfers out of Level 3(1)	—	(18)	—	(141)	—	(23)
Fair Value, December 31, 2015	$24	$2	$7	$107	$1,707	$—
(1) Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	Non-agency residential mortgage-backed securities	Non-agency commercial mortgage-backed securities	Non-agency asset-backed securities	Total fixed maturities - available-for-sale	Non-agency commercial mortgage-backed securities	Non-agency asset-backed securities

Fair Value, December 31, 2012	$99	$2	$754	$1,135	$—	$1
Total gains (losses) (realized and unrealized)
included in earnings:
Net investment (losses) gains	1	(1)	(2)	(5)	—	6
Net investment income(1)	—	—	2	2	—	—
Other comprehensive loss	(2)	(4)	(9)	(22)	—	—
Purchases	—	143	620	1,007	—	—
Sales	—	—	(2)	(44)	—	—
Settlements	(42)	(6)	(162)	(240)	—	(1)
Transfers into Level 3(2)	2	1	—	69	—	—
Transfers out of Level 3(2)	—	(2)	(160)	(247)	—	—
Fair Value, December 31, 2013	$58	$133	$1,041	$1,655	$—	$6
Total gains (losses) (realized and unrealized)
included in earnings:
Net investment gains (losses)	2	—	1	4	—	(2)
Net investment income(1)	—	—	1	1	—	—
Other comprehensive income (loss)	(1)	5	21	23	—	—
Purchases	—	58	321	472	2	—
Sales	—	—	(8)	(66)	—	—
Settlements	(43)	(2)	(154)	(238)	—	—
Transfers into Level 3(2)	—	—	9	55	—	—
Transfers out of Level 3(2)	—	1	(415)	(512)	—	—
Fair Value, December 31, 2014	$16	$195	$817	$1,394	$2	$4
Total gains (losses) (realized and unrealized)
included in earnings:
Net investment gains (losses)	1	(2)	—	(1)	—	(1)
Net investment income(1)	—	—	—	(1)	—	—
Other comprehensive income	(1)	—	(7)	(9)	—	—
Purchases	—	233	446	2,389	—	—
Sales	(1)	(1)	—	(23)	—	—
Settlements	(6)	(12)	(90)	(135)	—	—
Transfers into Level 3(2)	—	2	33	38	—	—
Transfers out of Level 3(2)	—	—	(358)	(540)	—	—
Fair Value, December 31, 2015	$9	$415	$841	$3,112	$2	$3

(1) Net investment income/loss includes amortization of discount and premium on fixed maturities.
(2) Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	Total fixed maturities - securities, at fair value	Common stock - available-for-sale	Common stock - securities, at fair value	Non-redeemable preferred stock	Mutual fund

Fair Value, December 31, 2012	$1	$4	$2	$—	$—
Total gains (losses) (realized and unrealized)
included in earnings:
Net investment gains (losses)	6	1	(1)	—	—
Net revenue from reinsurance	—	—	—	—	—
Other comprehensive loss	—	(1)	—	—	—
Sales	—	(2)	—	—	—
Settlements	(1)	—	—	—	—
Fair Value, December 31, 2013	$6	$2	$1	$—	$—
Total gains (losses) (realized and unrealized)
included in earnings:
Net investment losses	(2)	—	(1)	—	—
Net investment income (1)	—	—	—	—	—
Other comprehensive income	—	—	—	—	—
Purchases	2	—	—	2	—
Sales	—	—	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3(2)	—	—	—	—	—
Transfers (out of) Level 3(2)	—	—	—	—	—
Fair Value, December 31, 2014	$6	$2	$—	$2	$—
Total gains (losses) (realized and unrealized)
included in earnings:
Net investment losses	(1)	—	—	—	—
Net investment income(1)	—	—	—	—	—
Other comprehensive loss	—	(1)	—	—	—
Purchases	—	26	—	3	3
Sales	—	(1)	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3(2)	—	—	—	—	—
Transfers (out of) Level 3(2)	—	—	—	—	—
Fair Value, December 31, 2015	$5	$26	$—	$5	$3

(1) Net investment income/loss includes amortization of discount and premium on fixed maturities.
(2) Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	Total equity securities	Derivatives	Other invested assets	Amounts recoverable from reinsurers	Separate account assets

Fair Value, December 31, 2012	$6	$1	$11	$14	$178
Total gains (losses) (realized and unrealized)
included in earnings:
Net investment gains	—	2	—	—	19
Net investment income(1)	—	—	—	—	—
Other comprehensive loss	(1)	—	—	(13)	—
Purchases	—	—	—	—	31
Sales	(2)	—	—	—	(6)
Settlements	—	—	—	—	—
Transfers into Level 3(2)	—	—	—	—	22
Transfers (out of) Level 3(2)	—	—	(11)	—	—
Fair Value, December 31, 2013	$3	$3	$—	$1	$244
Total gains (losses) (realized and unrealized)
included in earnings:
Net investment gains (losses)	(1)	1	—	—	15
Net investment income(1)	—	—	—	—	2
Other comprehensive loss	—	—	—	(1)	—
Purchases	2	—	—	—	5
Sales	—	—	—	—	(7)
Settlements	—	—	—	—	—
Transfers into Level 3(2)	—	—	—	—	1
Transfers (out of) Level 3(2)	—	—	—	—	—
Fair Value, December 31, 2014	$4	$4	$—	$—	$260
Total gains (losses) (realized and unrealized)
included in earnings:
Net investment gains (losses)	—	(6)	—	—	6
Net investment income(1)	—	—	—	—	3
Other comprehensive loss	(1)	—	—	—	—
Purchases	32	2	—	—	15
Sales	(1)	—	—	—	(11)
Settlements	—	—	—	—	—
Transfers into Level 3(2)	—	—	—	—	—
Transfers (out of) Level 3(2)	—	—	—	—	—
Fair Value, December 31, 2015	$34	$—	$—	$—	$273

(1)Net investment income/loss includes amortization of discount and premium on fixed maturities.
(2) Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	Total assets	Policyholders’ account balances	Derivative liabilities	Total liabilities

Fair Value, December 31, 2012	$1,346	$405	$—	$405
Total gains (losses) (realized and unrealized)
included in earnings:
Net investment gains	22	—	—	—
Net investment income(1)	2	—	—	—
Other comprehensive loss	(36)	—	—	—
Interest credited to policyholders’ account balances	—	(362)	—	(362)
Purchases	1,038	26	—	26
Sales	(52)	—	—	—
Settlements	(241)	—	—	—
Transfers into Level 3(2)	91	—	—	—
Transfers (out of) Level 3(2)	(258)	—	—	—
Fair Value, December 31, 2013	$1,912	$69	$—	$69
Total gains (losses) (realized and unrealized)
included in earnings:
Net investment gains	17	—	—	—
Net investment income(1)	3	—	—	—
Other comprehensive income	22	—	—	—
Interest credited to policyholders’ account balances	—	80	—	80
Purchases	481	32	—	32
Sales	(73)	—	—	—
Settlements	(238)	—	—	—
Transfers into Level 3(2)	56	—	—	—
Transfers (out of) Level 3(2)	(512)	—	—	—
Fair Value, December 31, 2014	$1,668	$181	$—	$181
Total gains (losses) (realized and unrealized)
included in earnings:
Net investment gains	(2)	—	3	3
Net investment income(1)	2	(62)	—	(62)
Other comprehensive loss	(10)	(2)	—	(2)
Interest credited to policyholders’ account balances	—	—	—	—
Purchases	2,438	—	—	—
Sales	(35)	38	—	38
Settlements	(135)	—	—	—
Transfers into Level 3(2)	38	—	—	—
Transfers (out of) Level 3(2)	(540)	—	—	—
Fair Value, December 31, 2015	$3,424	$155	$3	$158

(1)Net investment income/loss includes amortization of discount and premium on fixed maturities.
(2) Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The following tables include the unrealized gains or losses for the years ended December 31, 2015, 2014 and 2013 by category for Level 3 assets still held at December 31, 2015, 2014 and 2013, respectively (in millions):

	2015
	U.S. corporate	Non-agency residential mortgage-backed securities	Non-agency commercial mortgage-backed securities	Non-agency asset-backed securities	Total fixed maturities - available-for-sale
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment gains (losses)	$—	$1	$(2)	$1	$—
Net investment income	(1)	—	—	—	(1)
Other comprehensive losses	—	(2)	—	(10)	(12)
Total change in unrealized gains (losses)	$(1)	$(1)	$(2)	$(9)	$(13)

	Non-agency asset-back securities	Total fixed maturities - securities, at fair value	Common stock	Total assets
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment losses	$(2)	$(2)	$—	$(2)
Net investment income	—	—	—	(1)
Other comprehensive losses	—	—	(1)	(13)
Total change in unrealized gains (losses)	$(2)	$(2)	$(1)	$(16)

There were no unrealized or realized gains or losses recorded for Level 3 liabilities held at December 31, 2015.

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	2014
	U.S. government corporations and agencies	U.S. agency mortgage-backed and asset-backed securities	Foreign corporate	U.S. corporate	Non-agency residential mortgage-backed securities	Non-agency commercial mortgage-backed securities
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment losses	$—	$—	$—	$(1)	$(1)	$—
Net investment income	—	—	—	—	—	—
Other comprehensive gains (losses)	—	1	(1)	1	2	5
Total change in unrealized gains (losses)	$—	$1	$(1)	$—	$1	$5

	Non-agency asset-backed securities	Total fixed maturities - available-for-sale	Non-agency asset-back securities	Total fixed maturities - securities, at fair value	Total assets
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment losses	$—	$(2)	$(1)	$(1)	$(3)
Net investment income	1	1	—	—	1
Other comprehensive gains	22	30	—	—	30
Total change in unrealized gains (losses)	$23	$29	$(1)	$(1)	$28

There were no unrealized or realized gains or losses recorded for Level 3 liabilities held at December 31, 2014.

	2013
	U.S. government corporations and agencies	U.S. agency mortgage-backed and asset-backed securities	Foreign corporate	U.S. corporate	Non-agency residential mortgage-backed securities	Non-agency commercial mortgage-backed securities
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment losses	$—	$—	$—	$—	$—	$(1)
Net investment income	—	—	—	—	—	—
Other comprehensive losses	(1)	(5)	(1)	(4)	(1)	(3)
Total change in unrealized gains (losses)	$(1)	$(5)	$(1)	$(4)	$(1)	$(4)

	Non-agency asset-backed securities	Total fixed maturities - available-for-sale	Non-agency asset-back securities	Total fixed maturities - securities, at fair value	Total assets
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment gains (losses)	$(1)	$(2)	$5	$5	$3
Net investment income	1	1	—	—	1
Other comprehensive losses	(9)	(24)	—	—	(24)
Total change in unrealized gains (losses)	$(9)	$(25)	$5	$5	$(20)

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

Non-recurring Fair Value Measurements

Assets and liabilities measured at fair value on a non-recurring basis include mortgage loans, which are described in detail below.

The following tables represent certain assets measured at estimated fair value during the years end and still held at December 31, 2015 and 2014 (in millions):

	2015
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment	Net Investment Losses
Mortgage loans	$1	$1	$—

	2014
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment	Net Investment Losses
Mortgage loans	$4	$3	$(1)

The impaired mortgage loans presented above were written down to the estimated fair value of the collateral at the date the impairments were recognized and have been categorized as Level 3.

For a description of the Company’s valuation process and controls, refer to “Determination of Fair Value” section above.

Fair Value of Other Financial Instruments

Authoritative guidance related to financial instruments requires disclosure of fair value information of financial instruments, whether or not fair value is recognized in the Consolidated Statements of Financial Position, for which it is practicable to estimate fair value.

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The carrying value and estimated fair value of financial instruments not otherwise disclosed in Notes 6, 12, 15 and 17 of Notes to the Consolidated Financial Statements at December 31, 2015 and 2014 are presented below (in millions):

	2015
	Carrying	Estimated Fair Value
	Value	Level 1	Level 2	Level 3	Total

Assets
Mortgage loans	$12,757	$—	$—	$13,140	$13,140
Senior secured commercial loans	12	—	—	11	11
Cash and cash equivalents	36	36	—	—	36
Other invested assets	225	—	8	247	255

Liabilities
Policyholders’ account balances - investment contracts	$37,927	$—	$—	$37,237	$37,237
Collateral received on securities lending and repurchase agreements	600	—	600	—	600
Collateral received on derivative transactions	264	—	264	—	264
Debt	1		1		1

	2014
	Carrying	Estimated Fair Value
	Value	Level 1	Level 2	Level 3	Total

Assets
Mortgage loans	$10,924	$—	$—	$11,630	$11,630
Senior secured commercial loans	153	—	—	159	159
Cash and cash equivalents	28	28	—	—	28
Other invested assets	264	—	16	268	284

Liabilities
Policyholders’ account balances - investment contracts	$36,176	$—	$64	$36,035	$36,099
Debt	1	—	1	—	1
Collateral received on securities lending and repurchase agreements	550	—	550	—	550
Collateral received on derivative transactions	114	—	114	—	114

Mortgage loans

The estimated fair value of mortgage loans is determined based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which take into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs.

Senior secured commercial loans

The estimated fair value for the loan portfolio is based on prevailing interest rate spreads in the market. Fair value is calculated by discounting future cash flows using prevailing interest rates on similar loans plus a spread adjustment. The spread is based on management’s judgment and assumptions and is significant to the valuation.

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

Cash and cash equivalents

The Company believes that due to the short-term nature of cash and cash equivalents, the fair value approximates carrying value.

Other invested assets

This includes collateral posted on derivative transactions and third-party loans and investments in qualified affordable housing projects. The fair value for derivative transactions approximates the carrying amount as they are short term in nature. The third-party loans are fair valued by discounting estimated cash flows for each loan at the prevailing interest rates on similar loans plus spread adjustment. The spread is based on management’s judgment and assumptions and is significant to the valuation. The fair value of investments in qualified affordable housing projects is based on a discounted cash flow calculation using a discount rate that is determined internally.

Policyholders’ account balances – investment contracts

These contracts include continued interest accounts, supplementary contracts without life contingencies and other deposit type contracts where account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and company specific assumptions for lapses, mortality and expenses. The cash flows are discounted using the yield on the Company’s medium term notes. For funding agreements backing medium term notes, fair values are based on available market prices for the notes. For annuity certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Debt

The fair value of the Company’s non-recourse debt and other debt approximates carrying value.

Collateral received on securities lending, repurchase agreements and derivative transactions

The carrying value of the liability approximates fair value since these borrowings are generally short-term in nature.

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

The components of Net investment income for the years ended December 31, 2015, 2014 and 2013 were as follows (in millions):

	2015	2014	2013
Fixed maturities	$3,139	$3,138	$3,083
Equity securities	18	23	13
Mortgage loans	548	486	458
Policy loans	57	59	59
Other investments	129	133	138
Gross investment income	3,891	3,839	3,751
Investment expenses	(124)	(109)	(99)

Net investment income	$3,767	$3,730	$3,652

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

For the years ended December 31, 2015, 2014 and 2013, Net investment gains or losses were as follows (in millions):

	2015	2014	2013
Fixed maturities
Total OTTI losses	$(107)	$(30)	$(45)
Portion of OTTI losses recognized in OCI	13	1	11
Net OTTI losses on fixed maturities recognized in earnings	(94)	(29)	(34)
All other (losses) gains	(29)	170	144
Fixed maturities, net	(123)	141	110
Equity securities	(20)	11	44
Mortgage loans	(3)	4	6
Derivative instruments	182	279	(247)
Other	24	3	(12)
Net investment gains (losses)	$60	$438	$(99)

The net investment (losses) gains on Securities, at fair value (both fixed maturities and equity securities) amounted to $(212) million, $(17) million and $55 million for the years ended December 31, 2015, 2014 and 2013, respectively. Of these gains and (losses) $(196) million, $(31) million and $46 million were related to changes in fair value.

Gains and losses for Securities at fair value are included in Net investment gains or losses.

Realized gains on sales of available-for-sale fixed maturities were $193 million, $187 million and $164 million for the years ended December 31, 2015, 2014 and 2013, respectively; and realized losses were $32 million, $12 million and $36 million, respectively. Realized gains on sales of available-for-sale equity securities were $9 million, $65 million and $22 million for the years ended December 31, 2015, 2014 and 2013, respectively; and realized losses were $1 million, $46 million and $18 million, respectively.

Losses from OTTI on equity securities (included in net investment gains or losses on equity securities above) were less than $1 million, $1 million and less than $1 million for the years ended December 31, 2015, 2014 and 2013, respectively.

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for fixed maturities and equity securities, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2015 and 2014 (in millions):

			2015
	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Fixed maturities
U.S. Treasury	$717	$4	$—	$—	$717	$4
U.S. government corporations and agencies	58	1	35	1	93	2
U.S. agency mortgage-backed and asset-backed securities	1,690	45	1,053	48	2,743	93
Foreign governments	2	—	—	—	2	—
U.S. corporate	10,910	561	1,392	107	12,302	668
Foreign corporate	3,831	238	437	51	4,268	289
Non-agency residential mortgage-backed securities	169	5	349	19	518	24
Non-agency commercial mortgage-backed securities	1,873	25	163	2	2,036	27
Non-agency asset-backed securities	3,342	48	780	16	4,122	64
Total fixed maturities	22,592	927	4,209	244	26,801	1,171

Equity securities
Common stock	—	—	—	—	—	—
Preferred stock	3	—	—	—	3	—
Total equity securities	3	—	—	—	3	—
Total	$22,595	$927	$4,209	$244	$26,804	$1,171

			2014
	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Fixed maturities
U.S. Treasury	$120	$—	$115	$2	$235	$2
U.S. government corporations and agencies	22	—	79	2	101	2
U.S. agency mortgage-backed and asset-backed securities	287	8	2,416	96	2,703	104
Foreign governments	10	—	1	—	11	—
U.S. corporate	3,668	105	1,840	83	5,508	188
Foreign corporate	1,184	40	947	27	2,131	67
Non-agency residential mortgage-backed securities	152	2	419	25	571	27
Non-agency commercial mortgage-backed securities	335	2	273	5	608	7
Non-agency asset-backed securities	1,114	13	687	13	1,801	26
Total fixed maturities	6,892	170	6,777	253	13,669	423

Equity securities
Common stock	3	1	—	—	3	1
Preferred stock	—	—	1	—	1	—
Total equity securities	3	1	1	—	4	1
Total	$6,895	$171	$6,778	$253	$13,673	$424

At December 31, 2015, the unrealized loss amount consisted of approximately 3,417 different fixed maturities and 1 equity security.

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

At December 31, 2015, unrealized losses on investment grade fixed maturities were $870 million or 74% of the Company’s total fixed maturities’ unrealized losses. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners (‘‘NAIC’’) of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s; or a rating of AAA, AA, A or BBB from Standard & Poor’s (‘‘S&P’’); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturities with a rating below investment grade represent $301 million or 26% of the Company’s total fixed maturities’ unrealized losses at December 31, 2015.

The amount of gross unrealized losses for fixed maturities where the fair value had declined by 20% or more of amortized cost totaled $278 million. The amount of time that each of these securities has continuously been 20% or more below the amortized cost consist of $242 million for 6 months or less, $9 million for greater than 6 months through 12 months and $26 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it did not have the intent to sell the security or it was more likely than not that it would not be required to sell the security before its anticipated recovery.

Net Unrealized Investment Gains or Losses

Net unrealized investment gains or losses on available-for-sale investments are included in the Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments for prior period net unrealized gains or losses that have been recognized as realized gains or losses during the current year and are included in Net investment gains or losses.

The components of Net unrealized investment gains or losses reported in AOCI at December 31, 2015, 2014 and 2013 are as follows (in millions):

	2015	2014	2013
Fixed maturities, available-for-sale - all other	$1,690	$3,784	$2,042
Fixed maturities on which an OTTI loss has been recognized	22	34	(11)
Total fixed maturities	1,712	3,818	2,031
Equity securities, available-for-sale	8	15	33
Derivatives designated as cash flow hedges	34	13	(3)
Other investments	2	2	1
Subtotal	1,756	3,848	2,062
Amounts recognized for:
DAC	(279)	(727)	(607)
Other assets (sales inducements)	(7)	(17)	(18)
Policyholders’ account balances and future policy benefits	33	70	42
Deferred taxes	(525)	(1,110)	(517)
Net unrealized gains on investments	$978	$2,064	$962

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

The net unrealized gains or losses for the years ended December 31, 2015, 2014 and 2013, are presented separately for amounts related to fixed maturities on which an OTTI loss has been recognized and all other net unrealized investment gains or losses, are as follows (in millions):

Net unrealized investment gains and losses on fixed maturities on which an OTTI loss has been recognized
	Net Unrealized Gains (Losses) on Investments	DAC	Sales Inducements		Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2012	$(31)	$18	$—		$(1)	$5	$(9)
Net investment gains (losses) on investments arising during the period	21	—	—		—	(7)	14
Reclassification adjustment for (gains) losses included in net income	1	—	—		—	—	1
Reclassification adjustment for OTTI losses excluded from net income (1)	(2)	—	—	—	—	1	(1)
Impact of net unrealized investment (gains) losses on DAC and sale inducements	—	(5)	—		—	1	(4)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	—	—	—		—	—	—
Balance, December 31, 2013	$(11)	$13	$—		$(1)	$—	$1
Net investment gains (losses) on investments arising during the period	42	—	—		—	(14)	28
Reclassification adjustment for (gains) losses included in net income	1	—	—		—	*	1
Reclassification adjustment for OTTI losses excluded from net income (1)	2	—	—		—	(1)	1
Impact of net unrealized investment (gains) losses on DAC and sale inducements	—	(14)	*		—	5	(9)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	—	—	—		1	(1)	—
Balance, December 31, 2014	$34	$(1)	$—		$—	$(11)	$22
Net investment gains (losses) on investments arising during the period	(10)	—	—		—	4	(6)
Reclassification adjustment for (gains) losses included in net income	(2)	—	—		—	1	(1)
Reclassification adjustment for OTTI losses excluded from net income (1)	—	—	—		—	—	—
Impact of net unrealized investment (gains) losses on DAC and sale inducements	—	2	—		—	(1)	1
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	—	—	—		—	—	—
Balance, December 31, 2015	$22	$1	$—		$—	$(7)	$16

*Amounts less than $1 million.
(1) Represents “transfers out” related to the portion of OTTI losses and/or changes in non-credit losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

All other net unrealized gains and losses in AOCI
	Net Unrealized Gains (Losses) on Investments(1)	DAC	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2012	$6,138	$(1,401)	$(32)	$(40)	$(1,632)	$3,033
Net investment gains (losses) on investments arising during the period	(3,968)	—	—	—	1,388	(2,580)
Reclassification adjustment for (gains) losses included in net income	(99)	—	—	—	35	(64)
Reclassification adjustment for OTTI losses excluded from net income (2)	2	—	—	—	(1)	1
Impact of net unrealized investment (gains) losses on DAC and sale inducements	—	781	14	—	(278)	517
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	—	—	—	83	(29)	54
Balance, December 31, 2013	$2,073	$(620)	$(18)	$43	$(517)	$961
Net investment gains (losses) on investments arising during the period	1,910	—	—	—	(650)	1,260
Reclassification adjustment for (gains) losses included in net income	(167)	—	—	—	40	(127)
Reclassification adjustment for OTTI losses excluded from net income (2)	(2)	—	—	—	1	(1)
Impact of net unrealized investment (gains) losses on DAC and sale inducements	—	(106)	1	(1)	37	(69)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	—	—	—	28	(10)	18
Balance, December 31, 2014	$3,814	$(726)	$(17)	$70	$(1,099)	$2,042
Net investment gains (losses) on investments arising during the period	(2,146)	—	—	—	750	(1,396)
Reclassification adjustment for (gains) losses included in net income	66	—	—	—	(23)	43
Reclassification adjustment for OTTI losses excluded from net income (2)	—	—	—	—	—	—
Impact of net unrealized investment (gains) losses on DAC and sale inducements	—	445	10	—	(159)	296
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	—	—	—	(36)	13	(23)
Balance, December 31, 2015	$1,734	$(281)	$(7)	$34	$(518)	$962

(1) Includes cash flow hedges. Refer to Note 7 – Derivative Instruments and Risk Management for information on cash flow hedges.

(2) Represents “transfers out” related to the portion of OTTI losses and/or changes in non-credit losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

The following table provides a rollforward of the cumulative credit loss component of OTTI losses recognized in earnings for fixed maturities still held for which a portion of the loss was recognized in AOCI (in millions):

	2015	2014
Balance at beginning of year	$175	$177
Additions:
Credit loss impairments recognized in the current period on securities previously not impaired	4	3

Additional credit loss impairments recognized in the current period on securities previously impaired	5	12

Reductions:
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or sold during the period	(26)	(17)
Balance at end of year	$158	$175
The balance of and changes in each component of AOCI attributable to the Company were as follows (in millions):

	Foreign Currency Translation Adjustments	Net Unrealized Investment Gains (Losses)(1)	Net Unrealized Gains (Losses) on Other-Than Temporarily Impaired Fixed Maturity Investments	Total Accumulated Other Comprehensive Income (Loss)
Balance, December 31, 2012	$—	$3,033	$(9)	$3,024
Change in net unrealized investment gains (losses), net of related offsets, reclassification adjustments and income taxes	—	(2,072)	10	(2,062)
Change in foreign currency translation adjustment, net of income taxes	1	—	—	1
Balance, December 31, 2013	1	961	1	963
Change in net unrealized investment gains (losses), net of related offsets, reclassification adjustments and income taxes	—	1,081	21	1,102
Change in foreign currency translation adjustment, net of income taxes	(1)	—	—	(1)
Balance, December 31, 2014	—	2,042	22	2,064
Change in net unrealized investment gains (losses), net of related offsets, reclassification adjustments and income taxes	—	(1,080)	(6)	(1,086)
Change in foreign currency translation adjustment, net of income taxes	(3)	—	—	(3)
Balance, December 31, 2015	$(3)	$962	$16	$975

(1) Includes cash flow hedges. Refer to Note 7 - Derivative Instruments and Risk Management for information on cash flow hedges.

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

The amounts reclassified out of AOCI(1) for the years ended December 31, 2015, 2014 and 2013 were as follows (in millions):

	2015	2014	2013	Affected Line Item in the Consolidated Statements of Operations
Net unrealized investment (gains) losses
(Gains)/ losses on cash flow hedges:
Interest rate swaps	$1	$1	$1	Net investment income
Currency swaps	2	1	—	Net investment gains (losses)
(Gains)/ losses on available-for-sale securities:
Impairment losses	(2)	(1)	1	Net investment gains (losses)
All other	66	(167)	(100)	Net investment gains (losses)
	67	(166)	(98)	Total before tax
	23	(40)	(35)	Income tax benefit (expense)
Total reclassifications for the period	$44	$(126)	$(63)	Net income

(1) Negative amounts indicate gains/benefits reclassified out of AOCI. Positive amounts indicate losses/costs reclassified out of AOCI.

NOTE 11 – RELATED PARTY TRANSACTIONS

The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

New York Life provides the Company with certain services and facilities including, but not limited to, the following: accounting, tax and auditing services; legal services; actuarial services; electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. The fees incurred associated with these services and facilities, amounted to $823 million, $813 million and $764 million for the years ended December 31, 2015, 2014 and 2013, respectively, and were reflected in Operating expenses and Net investment income.

The Company’s interests in commercial mortgage loans (and, in one instance, a single asset real estate owned property acquired through foreclosure (“REO Property”)) are held in the form of participations in mortgages originated or acquired by New York Life (and, in the case of the REO Property, a participation in the ownership of the REO Property (“REO Ownership Interest”)). During 2015, the Company’s REO Ownership Interest was purchased by New York Life. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage origination or acquisition. Consistent with the participation arrangement, all mortgage documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval.

The Company has entered into investment advisory and administrative services agreements with NYLIM to provide investment advisory and administrative services to the Company. On March 31, 2014, NYLIM assigned its investment advisory rights and obligations under this agreement to NYL Investors LLC, a wholly owned

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

subsidiary of New York Life. For the years ended December 31, 2015, 2014 and 2013, the total cost for these services amounted to $110 million, $100 million and $91 million, respectively, which is included in the cost of services billed by New York Life to the Company. These costs were included in Operating expenses.

NYLIM has an investment advisory agreement with the Mainstay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund, and the Company have entered into agreement regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM of $35 million, $35 million and $31 million for the years ended December 31, 2015, 2014 and 2013, respectively, and was included in Fee-universal life and annuity policies.

NYLIM provides the Company with certain services and facilities including, but not limited to, the following: management and other support. NYLIM charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between NYLIM and the Company. The Company incurred fees associated with the services and facilities in the amounts of $33 million, $26 million and $62 million for the years ended December 31, 2015, 2014 and 2013, respectively. Prior to 2014, NYLIM also provided information technology and infrastructure support which are now provided by New York Life.

The Company has a variable product distribution agreement with NYLIFE Distributors LLC (“Distributors”), an indirect wholly owned subsidiary of New York Life, granting Distributors the exclusive right to distribute and to be the underwriter and/or agent of the Company’s variable product policies. For the years ended December 31, 2015, 2014 and 2013, the Company received service fees of $39 million, $36 million and $30 million, respectively, under this agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

The Company has an agreement with NYLIFE Securities LLC (“Securities”), an indirect wholly owned subsidiary of New York Life, under which registered representatives of Securities solicit sales of multi-funded annuity contracts and variable life policies. For the years ended December 31, 2015, 2014 and 2013, the Company incurred commission expense to Securities’ registered representatives of $139 million, $150 million and $130 million, respectively.

On July 8, 2008, as amended on July 1, 2009, the Company entered into a service agreement with Securities, whereby Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2015, 2014 and 2013, the Company incurred an expense of $51 million, $47 million and $41 million, respectively.

The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a universal life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company received from New York Life $41 million, $21 million and $39 million for the years ended December 31, 2015, 2014 and 2013, respectively, and was included in Other income.

New York Life Capital Corporation (“NYLCC”), a wholly owned subsidiary of NYLIFE LLC, has a credit agreement with the Company dated December 23, 2004, as amended, whereby NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $490 million from the issuance of commercial paper. At December 31, 2015 and 2014 the Company had no outstanding loan balance to NYLCC. During 2015, 2014 and 2013, the Company had no interest expenses recorded by the Company in relation to this agreement.

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

The Company has a credit agreement with New York Life, dated September 30, 1993, as amended, whereby the Company may borrow up to $490 million from New York Life. During 2015, 2014 and 2013, the credit facility was not used, no interest was paid and there was no outstanding balance due.

In addition, the Company has a credit agreement with New York Life, dated April 1, 1999, as amended, wherein New York Life may borrow up to $490 million from the Company. During 2015, 2014 and 2013, the credit facility was not used, no interest was paid and there was no outstanding balance due.

Prior to December 31, 2015, the Company entered into a revolving loan agreement with MCF, which was a wholly owned subsidiary of NYL Investments (as amended from time to time, the “MCF Loan Agreement”). Under this agreement, the Company provided funding to MCF for lending and equity investment commitments entered into by MCF on or after January 1, 2010. The aggregate amount advanced by the Company to MCF under the MCF Loan Agreement, when aggregated with all other funding provided to or on behalf of MCF by the Company, could not exceed 2.75% of the Company’s statutory cash and invested assets as stated on the Company’s most recent quarterly statement. All outstanding advances made to MCF under the MCF Loan Agreement, together with unpaid interest or accrued return thereon will be due in full on July 1, 2025. At December 31, 2014, the outstanding balance of loans to MCF under the MCF Loan Agreement was $2,041 million and are reported in Investments in affiliates. During 2015, 2014 and 2013, the Company received interest payments from MCF totaling $100 million, $94 million and $85 million, respectively, which are included in Net investment income. At December 31, 2015, all outstanding advances made to MCF under the MCF Loan Agreement, together with unpaid interest or accrued return thereon, were paid in full and the agreement was terminated.

On December 31, 2015, the Company entered into a note funding agreement with MCF and New York Life (the “MCF Note Agreement”) and acquired a variable funding note issued by MCF thereunder (the “Note”). The Note, which is reported as a bond, had an outstanding balance for the Company of $1,707 million at December 31, 2015 and was reported in Fixed maturities, available-for-sale. At the same time, the Company also acquired a membership interest in, and made an equity capital contribution to, MCF. At December 31, 2015, the Company’s equity investment in MCF was $540 million, which represents 45% of MCF’s total outstanding equity at December 31, 2015, and is included in Investments in affiliates. The remainder of MCF’s equity is owned by New York Life. Pursuant to the MCF Note Agreement and variable funding note issued thereunder, the Company and New York Life may provide an aggregate of up to $4,700 million in funding to MCF for lending and equity investment commitments, as well as for business expenses. All outstanding advances made to MCF under the MCF Note Agreement, together with unpaid interest thereon, will be due in full on December 31, 2025.

The Company has purchased from MCF participations in collateralized loans to third-parties underwritten by MCF. Under the participation agreements, the Company assumes the performance risk on these loans with no recourse against MCF. In 2015 and 2014, the Company did not purchase any new loans. At December 31, 2015, the Company held loans with an outstanding balance of $12 million and has commitments to fund additional amounts on these existing loans of $3 million. At December 31, 2014, the Company held loans with an outstanding balance of $17 million and had commitments to fund additional amounts on these existing loans of $5 million. These loans were reported in Other investments.

To satisfy its obligations under structured settlement agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 3.33% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2015 and 2014, the carrying value of the Interest in annuity contracts and the Obligations under structured settlement agreements amounted to $6,472 million and $6,260 million, respectively.

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations was 5.84% for 2015. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2015 and 2014, the policyholder reserves related to these contracts amounted to $160 million and $162 million, respectively, and were included in liabilities of Future policy benefits.

The Company has issued various Corporate Owned Life Insurance (“COLI”) policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. At December 31, 2015 and 2014, the policyholder reserves balances for these policies amounted to $3,588 million and $3,511 million, respectively, and were included in liabilities of Policyholders’ account balances and Separate account liabilities.

The Company has also issued various COLI policies to Voluntary Employees’ Beneficiary Association (“VEBA”) trusts, which were trusts formed for the benefit of New York Life’s retired employees and agents. At December 31, 2015 and 2014, the policyholder liability balances for these policies amounted to $354 million and $356 million, respectively, and were included in Policyholders’ account balances and Separate account liabilities.

In connection with the acquisition of an office building by REEP-OFC Westory DC LLC, an indirect wholly owned subsidiary of New York Life, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC Westory DC LLC. The mortgage loan is interest-only throughout the term and all outstanding principal shall be due and payable on August 10, 2022. For the years ended December 31, 2015, 2014 and 2013, interest earned amounted to $3 million.

In connection with a $150 million acquisition of a fee estate containing an office building and related improvements and encumbered by a ground lease by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy-in-Common Agreement dated as of June 11, 2012, which sets forth the terms that will govern, in part, each entity’s interest in the property. For the years ended December 31, 2015, 2014 and 2013, income earned amounted to $3 million.

Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life. Refer to Note 14 – Reinsurance for more details.

The Company has an over-retention agreement with New York Life. Refer to Note 14 – Reinsurance for more details.

At December 31, 2015 and 2014, the Company recorded amounts payable to parent and affiliates of $250 million and $242 million, respectively, and is included in Other liabilities. At December 31, 2015 and 2014, the Company recorded amounts due from parent and affiliates of $35 million and $59 million, respectively, and is included in Other assets. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

NOTE 12 – POLICYHOLDERS’ LIABILITIES

Policyholders’ Account Balances

Policyholders’ account balances at December 31, 2015 and 2014 were as follows (in millions):

	2015	2014
Deferred annuities	$40,457	$39,002
Universal life contracts	28,353	26,184
Other	1,196	1,690

Total policyholders’ account balances	$70,006	$66,876

Policyholders’ account balances on the above contracts are equal to cumulative deposits and interest credited, less withdrawals and mortality and expense charges, where applicable.

The following table highlights the interest rate assumptions generally utilized in calculating Policyholders’ account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2015:

Product	Interest Rate	Withdrawal/Surrender Charges
Deferred annuities	0.20% to 10.00%	Surrender Charges 0% to 10% for up to 10 years.
Universal life contracts	2.75% to 8.00%	Various up to 19 years
Annuities certain	0.05% to 5.00%	No surrender or withdrawal charges
Supplementary contracts without life contingencies	1.00% to 3.50%	No surrender or withdrawal charges

Less than 1% of policyholders’ account balances have interest crediting rates of 6% and greater.

Future Policy Benefits

Future policy benefits at December 31, 2015 and 2014 were as follows (in millions):

	2015	2014
Life insurance:
Taiwan business - 100% coinsured	$1,236	$1,205
Other life	270	235
Total life insurance	1,506	1,440
Individual and group payout annuities	16,782	15,171
Other contract liabilities	92	77
Total future policy benefits	$18,380	$16,688

The 2014 life insurance future policy benefits include a $25 million out of period adjustment related to out dated assumptions on certain claims-type reserves. The Company concluded it was appropriate to record the adjustment through the 2014 increase in liabilities for Future policy benefits and that the adjustment was not material to the financial statements for all years presented.

NOTE 12 – POLICYHOLDERS' LIABILITIES (continued)

The following table highlights the key assumptions generally utilized in the calculation of liabilities for future policy benefits at December 31, 2015:

Product	Mortality	Interest Rate	Estimation Method
Individual and group payout annuities	Based upon best estimates at time of policy issuance with PAD	3.11% to 8.75%	Present value of expected future payments at a rate expected at issue with PAD

Less than 1% of future policy benefits are based on an interest rate of 6% and greater.

Guaranteed Minimum Benefits

At December 31, 2015 and 2014, the Company had fixed and variable annuities with guarantees. The Company’s variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current GMDB in excess of the current account balance at the balance sheet date. For contracts with the EBB optional feature, the net amount at risk is defined as the additional benefit amount that equals to a percentage of earnings in the contract, subject to certain maximums. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance at the balance sheet date. For guarantees of income, the net amount at risk is defined as the minimum account balance in excess of the current account balance needed to fund the GFIB or guaranteed lifetime income withdrawal benefits (“GLWB”).

Variable Annuity Contracts – GMDB, EBB, GMAB and GFIB

The Company issues certain variable annuity contracts with a GMDB feature that guarantees either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

b)Ratchet: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages
(adjusted for withdrawals)

Contracts with an optional EBB feature provides an additional death benefit amount equal to a percentage of earnings in the contract at time of death, subject to certain maximums.

The Company issues certain variable annuity contracts with a GMAB feature that guarantees a minimum contract value equal to 100% or 150%, depending on the election of the amount of eligible premiums (adjusted for withdrawals) at the end of the guaranteed period. The minimum contract value can be reset after issue, and in such case, is set equal to the account value at the time of reset. The older contracts must be surrendered in order to receive the guaranteed amount.

The Company issues variable annuity contracts with a GFIB feature. This feature provides a minimum fixed annuity payment guarantee that will start on a date chosen by the policyholder.

NOTE 12 – POLICYHOLDERS' LIABILITIES (continued)

The following tables provide the account value, net amount at risk and average attained age of contract holders at December 31, 2015 and 2014 for GMDBs, GMABs, EBBs and GFIBs ($ in millions):

	2015
	Return of Net Deposits			Ratchet		Income

	In the Event of Death	Accumulation at Specified Date	Additional Death Benefits	In the Event of Death	In the Event of Death	Accumulation at Specified Date
	(GMDB)	(GMAB)	(EBB)	(GMDB)	(GMAB)	(GFIB)
Account value	$16,184	$5,256	$58	$10,102	$1,519	$213
Net amount at risk	$139	$186	$6	$518	$47	$5
Average attained age of contract holders	58	58	67	64	61	59

	2014
	Return of Net Deposits			Ratchet		Income

	In the Event of Death	Accumulation at Specified Date(1)	Additional Death Benefits	In the Event of Death	In the Event of Death (1)	Accumulation at Specified Date
	(GMDB)	(GMAB)	(EBB)	(GMDB)	(GMAB)	(GFIB)
Account value	$15,202	$4,953	$62	$11,182	$1,666	$221
Net amount at risk	$34	$38	$7	$180	$12	$1
Average attained age of contract holders	58	57	66	63	61	58
(1)Amount for 2014 was split out between return of net deposits and ratchet.

The following summarizes the general account liabilities for guarantees on variable contracts, included in liabilities for Future policy benefits for GMDB, EBB and GFIB, and liabilities for Policyholders’ account balances for GMAB (in millions):

	GMDB	GMAB	EBB	GFIB	Total
Balance at December 31, 2013	$42	$69	$1	$ *	$112
Incurred guarantee benefits	27	112	—	—	139
Paid guarantee benefits	(3)	—	—	3	—
Balance at December 31, 2014	66	181	1	3	251
Incurred guarantee benefits	14	(26)	1	3	(8)
Paid guarantee benefits	(6)	—	—	—	(6)
Balance at December 31, 2015	$74	$155	$2	$6	$237

*Amounts less than $1 million

For GMABs, incurred guaranteed minimum benefits incorporate all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be embedded derivatives and changes in fair value are recorded in Interest credited to Policyholders’ account balances (refer to Note 9 – Fair Value Measurements).

The GMDB and EBB liabilities are determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates assumptions and adjusts the liability, with a related charge or credit recorded to Increase in liabilities for future policy benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

NOTE 12 – POLICYHOLDERS' LIABILITIES (continued)

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2015 and 2014, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumptions ranged from 1.13 % to 9.10% for 2015 and 0.66% to 11.29% for 2014.

•	Volatility assumption ranged from 1.32 % to 29.14% for 2015 and from 1.21% to 31.23% for 2014.

•	Mortality was assumed to be 100.5% of an internally developed mortality table for 2015 and 100.5% for 2014.

•	Lapse rates vary by contract type and duration and ranged from 1.00% to 32.00%, with an average of 5.16% for 2015 and from 1.00% to 32.00%, with an average of 5.25% for 2014.

•	Discount rates ranged from 4.29% to 7.61% for 2015 and 2014.

The GFIB liability is determined each period by estimating the expected guaranteed minimum income benefit amounts, less the benefit amounts funded by income benefit purchases, and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates and adjusts the liability balance, with a related charge or credit recorded to Increase in liabilities for future policy benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GFIB liability at December 31, 2015 and 2014, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption ranged from 1.13% to 9.10% for 2015 and 0.66% to 11.29% for 2014.

•	Volatility assumption ranged from 1.32% to 29.14% for 2015 and from 1.21% to 31.23% for 2014.

•	Mortality assumption used to project future claims is the Company’s GLI 12(15) Mortality Table for both 2015 and 2014.

•	Lapse rates vary by contract type and duration and range from 1.50% to 21.00%, with an average of 1.65% for 2015 and from 1.50% to 21.00%, with an average of 1.60% for 2014.

•	Discount rates ranged from 4.29% to 6.64% for 2015 and 2014.

NOTE 12 – POLICYHOLDERS' LIABILITIES (continued)

The following table presents the aggregate fair value of assets at December 31, 2015 and 2014, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB, GMAB, GFIB, EBB and GLWB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB, GFIB and EBB guarantees in each contract, the GMDB, GMAB, GFIB and EBB amounts listed are not mutually exclusive (in millions):

	2015
	GMDB	GMAB	GFIB	EBB
Separate account:
Equity	$12,842	$3,643	$127	$32
Fixed income	5,496	1,634	68	13
Balanced	4,271	1,213	15	9
Total separate account	22,609	6,490	210	54
General account	3,677	285	3	4
Total	$26,286	$6,775	$213	$58

	GMDB	GMAB	GFIB	EBB
Separate account:
Equity	$13,098	$3,582	$133	$33
Fixed income	5,238	1,467	67	13
Balanced	4,294	1,241	13	9
Total separate account	22,630	6,290	213	55
General account	3,754	329	8	7
Total	$26,384	$6,619	$221	$62

Fixed Annuity Contracts - GLWB

In 2014, the Company began offering fixed annuity contracts with a GLWB feature. The benefit must be elected at the time of contract issuance, and provides for a percentage of the contract holder’s benefit base, subject to certain restrictions, to be available for withdrawal for life as early as age 59 1/2. This benefit base grows for up to 10 years or until lifetime income payments commence, whichever comes first.

The GLWB liability is determined each period end by estimating the expected payments after the account balance is depleted and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates and adjusts the additional liability balance, with a related charge or credit to Increase in liabilities for future policy benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GLWB liability at December 31, 2015 and 2014, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mortality was assumed to be 100% of the Company’s GLI 12(15) Mortality Table for 2015 and 100% of the Company’s GLI 12(15) Mortality Table for 2014.

•	Lapse rates vary by contract type and duration, and range from 1.00% to 10.00%, with an average of 1.00% for 2015 and 1.00% to 10.00%, with an average of 1.00% for 2014.

•	Discount rates ranged from 2.21% to 4.25% for 2015 and 2.36% to 4.31% for 2014.

At December 31, 2015 and 2014, the GLWB liability was $1 million and $14 million, respectively.

NOTE 12 – POLICYHOLDERS' LIABILITIES (continued)

Additional Liability for Individual Life Products

Certain individual life products require additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company’s individual life contracts, this requirement primarily affects universal life policies with secondary guarantees. For these policies, we define excess insurance benefits as death benefits paid in excess of account balance released on death when the policy is either being held in force by the presence of a no lapse guarantee or when an amount in excess of the account balance results from a GMDB.

Generally, the Company has separately defined an excess insurance benefit to exist when expected mortality exceeds all assessments. This insurance benefit is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments. The liability for excess insurance benefit features reflected in the general account and included in liabilities for Future policy benefits was $165 million and $132 million at December 31, 2015 and 2014, respectively.

NOTE 13 – DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

Deferred Policy Acquisition Costs

The following is a rollforward of DAC for the years ended December 31, 2015, 2014 and 2013 (in millions):

	2015	2014	2013
Balance at beginning of year	$3,041	$2,847	$2,027

Current year additions	514	468	426
Amortization - current year	(435)	(533)	(394)
Amortization - impact of assumption and experience unlocking(1)	(37)	90	13
Amortization - impact of extending the useful life(2)	—	289	—
Balance at end of year before related adjustments	3,083	3,161	2,072

Adjustment for changes in unrealized net investment gains	447	(120)	775
Balance at end of year	$3,530	$3,041	$2,847

(1) In the table above, the (negative) positive impact of assumption and experience unlocking on amortization includes $2 million, $3 million and $(36) million of out of period adjustments that (increased) reduced amortization for the years ended December 31, 2015, 2014 and 2013, respectively. The 2013 adjustment for changes in unrealized net investment gains or losses is net of an out of period adjustment of $(145) million related to a prior period adjustment to DAC through AOCI. The Company has evaluated these out of period adjustments and concluded that individually and collectively they are not material to the financial statements for all years presented.

(2) The Company reviewed the reasonableness of the assumptions used to determine the amortization period for certain universal life and variable deferred annuity contracts and determined, based on better than expected persistency of these products, that the useful life should be extended, resulting in a positive impact to DAC amortization in 2014.

NOTE 13 – DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS (continued)

Sales Inducements

The following is a rollforward of deferred sales inducements included in Other assets for the years ended December 31, 2015, 2014 and 2013 (in millions):

	2015	2014	2013
Balance at beginning of year	$634	$549	$530

Current year additions	113	117	106
Amortization - current year	(82)	(44)	(137)
Amortization - Impact of assumption and experience unlocking	(18)	12	36
Balance at end of year before related adjustments	647	634	535

Adjustment for changes in unrealized net investment gains	10	—	14
Balance at end of year	$657	$634	$549

NOTE 14 – REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. The Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for certain products. For the policies reinsured, the Company typically retains between 10% and 60% of each risk, with a minimum size policy ceded of $1 million for joint life and no minimum size for single life. Most of the reinsured business is on an automatic basis. Cases in excess of the Company’s retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance which the Company cannot collect.

The Company also participates in assumed reinsurance with third parties in acquiring additional business.

NOTE 14 – REINSURANCE (continued)

The effects of reinsurance on the Consolidated Statement of Operations for the years ended December 31, 2015, 2014 and 2013 were as follows (in millions):

	2015	2014	2013
Direct	$2,497	$3,198	$3,449
Assumed	4	3	3
Ceded	(69)	(78)	(68)
Premiums	$2,432	$3,123	$3,384
Fees - universal life and annuity policies ceded	$(621)	$(601)	$(586)
Direct	$2,048	$1,859	$1,733
Assumed	2	2	2
Ceded	(559)	(520)	(571)
Policyholder benefits	$1,491	$1,341	$1,164
Direct	$1,647	$2,463	$2,744
Assumed	—	—	—
Ceded	(14)	(12)	(26)
Increase in liabilities for future policy benefits	$1,633	$2,451	$2,718

The effects of reinsurance on the Consolidated Statements of Financial Position for the years ended December 31, 2015, 2014 and 2013 were as follows (in millions):

	2015	2014
Reinsurance recoverable	$5,860	$5,956
Reinsurance payable	$4,310	$4,422

Significant Reinsurance Transactions

Four reinsurance companies account for 79% and 81% of the in-force reinsurance ceded at December 31, 2015 and 2014, respectively.

The Company ceded 53% and 55% of its total life insurance in-force at December 31, 2015 and 2014, respectively.

Ceded

On July 1, 2002, the Company transferred all of the liabilities and assets of its Taiwan Branch to Taiwan Corporation, an indirect subsidiary of New York Life, that was sold to Yuanta Financials Holding Co., Ltd. (“Yuanta”) on December 31, 2014. Taiwan Corporation is liable for all policyholder obligations on its balance sheet, including policies issued prior to July 2002, when Taiwan Corporation was a branch of the Company. As part of the sale agreement, Yuanta has guaranteed Taiwan Corporation’s obligation with respect to these policyholder obligations. The Company accounts for the policies issued prior to July 2002 as 100% coinsured, and records policyholder liabilities associated with those policies, as well as a reinsurance recoverable asset from Taiwan Corporation/Yuanta.

NOTE 14 – REINSURANCE (continued)

The effect of this reinsurance agreement with Taiwan Corporation/ Yuanta for the years ended December 31, 2015, 2014 and 2013 was as follows (in millions):

	2015(1)	2014(1)	2013
Amounts recoverable from reinsurer(2)	$1,236	$1,205	$1,049
Premiums ceded	$67	$74	$65
Benefits ceded	$29	$46	$50

(1) Beginning in 2014, the results for this transaction are recorded on a quarter lag. The amounts recoverable from reinsurer and policyholder liabilities represent balances as of September 30th. Premiums ceded and benefits ceded represent balances for the nine months ended September 30th plus an estimate for the three months ended December 31st.

(2) The Company recorded policyholder liabilities of $1,236 million, $1,205 million, and $1,049 million at December 31, 2015, 2014, and 2013, respectively,

In December 2004, the Company reinsured 90% of a block of in-force life insurance business, consisting of universal life, variable universal life (“VUL”), Target Life and Asset Preserver, with New York Life. The agreement uses a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for the VUL policies in the Separate Accounts. Under both the MODCO and funds withheld treaties, the Company retains the assets held in relation to the policyholders’ account balances and separate account liabilities. An experience refund is paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under authoritative guidance related to derivatives and hedging, the funds withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. Refer to Note 7 - Derivative Instruments and Risk Management for additional details.

In connection with the reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2015, 2014 and 2013, $1 million of the deferred gain was amortized and is included in the Net revenue from reinsurance.

The effect of this reinsurance agreement with New York Life for the years ended December 31, 2015, 2014 and 2013 was as follows (in millions):

	2015	2014	2013
Fees-universal life policies ceded	$241	$241	$246
Net revenue from reinsurance	$99	$85	$70
Policyholder benefits ceded	$136	$151	$160
Amounts recoverable from reinsurer	$4,252	$4,364	$6,833
Amounts payable to reinsurer	$4,255	$4,366	$6,833
Other liabilities (deferred gain, net of amortization)	$11	$13	$14

The Company obtains coverage of mortality risk in excess of its retention limits from New York Life on a yearly renewable term basis. The premiums for this coverage were $11 million, $19 million and $18 million for the years ended December 31, 2015, 2014 and 2013, respectively.

NOTE 15 – COMMITMENTS AND CONTINGENCIES, LOANED SECURITIES AND REPURCHASE AGREEMENTS

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the consolidated financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations, which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

The Company received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in guaranty fund assessments against the Company of approximately $2 million and $4 million, which have been accrued in Other liabilities at December 31, 2015 and 2014, respectively. The Company expects to recover $16 million and $23 million at December 31, 2015 and 2014, respectively, of premium offsets reflected in Other assets.

Guarantees

The Company, in the ordinary course of its business, has numerous agreements with respect to its related parties and other third-parties. In connection with such agreements there may be related commitments or contingent liabilities, which may take the form of guarantees. The Company believes the ultimate liability that could result from any such guarantees would not have a material adverse effect on the Company’s financial position.

NOTE 15 – COMMITMENTS AND CONTINGENCIES, LOANED SECURITIES AND REPURCHASE AGREEMENTS (continued)

Loaned Securities and Repurchase Agreements

The following tables represent recognized repurchase agreements and securities lending transactions that are subject to an enforceable master netting agreement or similar agreement for the years ended December 31, 2015 and 2014 (in millions). The Company’s dollar rolls repurchase agreements to sell and repurchase securities are not done under master netting agreements or similar agreements and therefore are not included in this table:

	2015
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral		Net Amount
Offsetting of financial assets
Securities purchased under agreement to resell	$298	$—	$298	$(298)	(1)	$—
Total assets	$298	$—	$298	$(298)		$—

	2014
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral		Net Amount
Offsetting of financial assets
Securities purchased under agreement to resell	$133	$—	$133	$(133)	(2)	$—
Total assets	$133	$—	$133	$(133)		$—

(1) The actual collateral that is held by the custodian is $304 million, which was capped at the amount recorded in the Consolidated Statements of Financial Position in accordance with the authoritative guidance.

(2) The actual collateral that is held by the custodian is $103 million, which was capped at the amount recorded in the Consolidated Statements of Financial Position in accordance with the authoritative guidance.

	2015
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral		Net Amount
Offsetting of financial liabilities
Securities entered into a security lending agreement	$600	$—	$600	$(600)	(1)	$—
Total liabilities	$600	$—	$600	$(600)		$—

	2014
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral		Net Amount
Offsetting of financial liabilities
Securities entered into a security lending agreement	$550	$—	$550	$(550)	(2)	$—
Total liabilities	$550	$—	$550	$(550)		$—

(1) The amount represents the cash collateral received and is reported in Other liabilities. The securities lent have a fair value of $586 million. Such assets reflect the extent of the Company’s involvement in securities lending, not the Company’s risk of loss.

(2) The amount represents the cash collateral received and is reported in Other liabilities. The securities lent have a fair value of $537 million. Such assets reflect the extent of the Company’s involvement in securities lending, not the Company’s risk of loss.

NOTE 15 – COMMITMENTS AND CONTINGENCIES, LOANED SECURITIES AND REPURCHASE AGREEMENTS (continued)

The following table provides information about the Company’s obligation regarding cash collateral received under repurchase agreements and securities lending transactions, by class of securities sold to be repurchased and securities sold to counterparties, including the remaining contractual maturity of such transactions at December 31, 2015:

	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
Dollar Repurchase Agreements
U.S. government corporations & agencies	$—	$—	$—	$—	$—	$—
Total dollar repurchase agreements	$—	$—	$—	$—	$—	$—

Securities Lending
U.S. Treasury	$109	$—	$—	$—	$—	$109
U.S. government corporations & agencies	12	—	—	—	—	12
U.S. agency mortgage-backed and asset-backed securities	—	—	—	—	—	—
Foreign governments	6	—	—	—	—	6
U.S. corporate	363	—	—	—	—	363
Foreign corporate	110	—	—	—	—	110
Total securities lending transactions	$600	$—	$—	$—	$—	$600

At December 31, 2015 and 2014, the Company had no agreements outstanding to sell and repurchase securities.

Liens

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

NOTE 16 – INCOME TAXES

The components of the total Income tax expense for the years ended December 31, 2015, 2014 and 2013 are as follows (in millions):

	2015	2014	2013
Current
Federal	$266	$252	$177
State and local	2	5	11
Foreign	1	1	1
	269	258	189
Deferred
Federal	(45)	133	53
Income tax expense	$224	$391	$242

Pursuant to the tax allocation agreement discussed in Note 3 – Significant Accounting Policies, the Company recorded a net income tax receivable from New York Life of $31 million and $52 million at December 31, 2015 and 2014, respectively, and is included in Other assets.

NOTE 16 - INCOME TAXES (continued)

The Company’s actual income tax expense for the years ended December 31, 2015, 2014 and 2013 differs from the expected amount computed by applying the U.S. statutory federal income tax rate of 35% for the following reasons (in millions):

	2015		2014		2013

Statutory federal income tax expense	$297	35.0%	$481	35.0%	$315	35.0%
Tax exempt income	(60)	(7.1)	(63)	(4.6)	(36)	(4.0)
Audit liability	13	1.6	(3)	(0.2)	3	0.3
Investment credits	(49)	(5.8)	(55)	(4.0)	(50)	(5.6)
Amortization and deductions of investments in qualified affordable housing projects	30	3.6	30	2.2	35	3.9
Tax settlements	—	—	—	—	(30)	(3.3)
Other	(7)	(0.9)	1	0.1	5	0.6
Actual income tax expense	$224	26.4%	$391	28.5%	$242	26.9%

The Company recognized a tax benefit in 2013 of $30 million related to the settlement with the Appeals Office of the Internal Revenue Service (“IRS”) of issues for the 2002-2004 tax years.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company’s management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been recorded.

The components of the net deferred tax liability reported in Other liabilities at December 31, 2015 and 2014 are as follows (in millions):

	2015	2014
Deferred tax assets
Future policy benefits	$846	$822
Employee and agents benefits	51	56
Gross deferred tax assets	897	878
Deferred tax liabilities
DAC	843	690
Investments	607	1,363
Other	218	225
Gross deferred tax liabilities	1,668	2,278
Net deferred tax liability	$771	$1,400

The Company does not have net operating or capital loss carryforwards.

The Company’s federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2007 and tax years 2008 through 2010 are currently with the IRS Office of Appeals. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these audits. The Company believes that its recorded income tax liabilities for uncertain tax positions are adequate for all open years.

NOTE 16 - INCOME TAXES (continued)

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2015, 2014 and 2013 are as follows (in millions):

	2015	2014	2013
Balance at beginning of year	$99	$71	$71
Additions for tax positions of prior years	—	23	3
Reductions for tax positions of prior years	(15)	—	—
Additions for tax positions of current year	19	5	—
Settlements with tax authorities	(8)	—	(3)
Balance at end of year	$95	$99	$71

At December 31, 2015, 2014 and 2013, the Company had unrecognized tax benefits that, if recognized, would impact the effective tax rate by $15 million, $(3) million and $5 million, respectively. Total interest expense associated with the liability for unrecognized tax benefits was $6 million for the the year ended December 31, 2015, less than $1 million for the year ended December 31, 2014 and $2 million for the year ended December 31, 2013, and is included in Income tax expense. At December 31, 2015, 2014 and 2013, the Company had $19 million, $13 million and $13 million, respectively, of accrued interest associated with the liability for unrecognized tax benefits which are reported in Other liabilities. The $6 million increase from December 31, 2014 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of $6 million of interest expense, and less than $1 million decrease resulting from settlements with tax authorities. The less than $1 million increase from December 31, 2013 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of less than $1 million of interest expense. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NOTE 17 – DEBT

Recourse Debt

The Company issued a promissory note on November 1, 2006, in the amount of $8 million at a fixed interest rate of 5.5% per annum in connection with the purchase of a membership interest in Aeolus Wind Power II LLC. The note calls for the Company to make quarterly payments of principal and interest, with the first installment paid on January 31, 2007 and the final installment due on July 31, 2016. The note may not be prepaid in whole or in part, and there are no collateral requirements. The carrying amount of the note was less than $1 million and $1 million at December 31, 2015 and 2014, respectively.

Non-Recourse Debt

The Company was required to consolidate one structured investment, in which the Company is considered the primary beneficiary, with an outstanding debt balance of $1 million at December 31, 2015 and 2014. Refer to Note 6 – Investments for a discussion on VIEs.

FHLB Agreement

The Company is a member of the FHLB of Pittsburgh and holds $24 million of common stock at December 31, 2015. These investments are recorded as part of equity securities, in Unaffiliated, available for sale, at fair value. No funding agreements were issued in 2015. At December 31, 2015, the fair value of collateral pledged and the Company’s borrowing capacity with FHLB of Pittsburgh was $19 million and $10 million, respectively.

NOTE 18 – SUPPLEMENTAL CASH FLOW INFORMATION

Income taxes paid were $207 million, $198 million and $276 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Total interest paid was $13 million, $9 million and $12 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Non-cash transactions

The Company’s non-cash investing transactions were $27 million for the year ended December 31, 2015 related to fixed maturities, short terms, mortgage loans and limited partnerships.

The Company’s non-cash investing transactions were less than $1 million for the years ended December 31, 2014 and 2013.

NOTE 19 – STATUTORY FINANCIAL INFORMATION

The NAIC Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. At December 31, 2015 the Company does not have any permitted practices. In past years, including 2014, the Company disclosed a permitted practice for the book value treatment of certain guaranteed separate account products. The Company has confirmed with the DSID that this book value treatment is not a permitted practice as it is in accordance with Statements of Statutory Accounting Principles (“SSAP”) No. 56, “Separate Accounts”, paragraph 17. As a result, the permitted practice disclosed in the prior years to report these assets at book value is no longer disclosed.

The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company’s surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life, at December 31, 2015 or 2014. As of December 31, 2015, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $4,193 million. The maximum amount of dividends that may be paid in 2016 without prior approval is $812 million.

NOTE 20 – SUBSEQUENT EVENTS

As of March 10, 2016, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying consolidated financial statements that would have a material effect on the financial condition of the Company.

Independent Auditor’s Report

To the Board of Directors of New York Life Insurance and Annuity Corporation:

We have audited the accompanying consolidated financial statements of New York Life Insurance and Annuity Corporation and its subsidiaries (the “Company”), which comprise the consolidated statements of financial position as of December 31, 2015 and 2014, and the related consolidated statements of operations, of comprehensive income, of stockholder’s equity, and of cash flow for each of the three years in the period ended December 31, 2015.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three the years in the period ended December 31, 2015 in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As disclosed in Note 11 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

March 10, 2016

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(NYLIAC) NI070

PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements.

All required financial statements are included in Part B of this Registration Statement.

b. Exhibits.

(1)	Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation (“NYLIAC”) authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant’s Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(2)	Not applicable.

(3)(a)	Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), and incorporated herein by reference.

(3)(b)	Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant’s Post-Effective Amendment No. 5 on Form N-4 , and incorporated herein by reference.

(3)(c)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(3)(c)(1)	Form of Amendment to Distribution and Underwriting Agreement between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC, dated March 6, 2015 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(g)(1) to Post-Effective Amendment No. 38 to the registration statement on Form N-4 for NYLIAC MFA Separate Account-I (File No. 002-86083), filed 4/14/2015 and incorporated herein by reference.

(4)	Specimen Policy - Previously filed as Exhibit (4) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Registrant’s Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(5)	Form of application for a Policy - Previously filed as Exhibit (5) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant’s Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(5)(a)	Form of Application for LifeStages Deferred Variable Annuities (204-593) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(e) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(6)(a)	Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(a)(1)	Amended and Restated Certificate of Incorporation of NYLIAC (executed May 1, 2009) - Previously filed as Exhibit (6)(a)(1) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed April 11, 2013 and incorporated herein by reference.

(6)(b)(1)	By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(2)	Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(6)(b)(3)	Amended and Restated By-Laws of NYLIAC (effective May 1, 2009) - Previously filed as Exhibit (6)(b)(3) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed April 11, 2013 and incorporated herein by reference.

(7)	Not applicable.

(8)(a)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A for New York Life MFA Series Fund, Inc. (File No. 002-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(b)	Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(c)	Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(d)	Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(e)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(f)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC, as amended, dated November 23, 2009 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(8)(g)	Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed as Exhibit 8(h) to Registrant’s Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.

(8)(h)	Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed as Exhibit 8(i)to Registrant’s Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.

(8)(i)	Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed as Exhibit 8(j) to Registrant’s Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.

(8)(j)	Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(k)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l)	Amendment dated September 27, 2002 to Stock Sale Agreement dated June 4, 1993 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(m)	Form of Participation Agreement among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(n)	Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), file 5/14/03 and incorporated herein by reference.

(8)(o)	Form of Participation Agreement among Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(p)	Form of Distribution and Service Agreement, Class A Shares, between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(q)	Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

(8)(r)	Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(8)(s)	Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 231.102(e) as Exhibit (8)(t) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(t)	Agreement between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 231.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(u)	Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.

(8)(v)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(w)	12b-1 Plan Services Agreement for the Service Class Shares of MainStay VP Series Fund, Inc. between NYLIFE Distributors LLC and NYLIAC dated 12/22/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(x)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(y)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) ad Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC, Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(8)(z)	Form of PIMCO Services Agreement For Advisor Class Shares of PIMCO Variable Insurance Trust, dated as of January 14, 2010, between NYLIAC and Pacific Investment Management Company LLC- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(z) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(8)(a)(a)	Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Advisors, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(a)(a) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account - I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(8)(b)(b)	Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Variable Series Funds, Inc., Blackrock Investments, LLC, and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(b)(b) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account - I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(8)(c)(c)	Amended and Restated Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated February 17, 2012 - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(8)(d)(d)	Amended and Restated 12b-1 Plan Services Agreement for the Service Class Shares of the MainStay VP Funds Trust between NYLIFE Distributors LLC and NYLIAC, dated April 29, 2011 - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit 8 (8)(d)(d) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(8)(e)(e)	Form of PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust, dated February 25, 2014, and effective May 1, 2014, between Pacific Investment Management Company LLC and New York Life Insurance and Annuity Corporation – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(e)(e) to Post-Effective Amendment No. 28 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/14 and incorporated herein by reference.

(8)(f)(f)	Form of Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust, dated February 25, 2014, between PIMCO Investments LLC and New York Life Insurance and Annuity Corporation – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(f)(f) to Post-Effective Amendment No. 28 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/14 and incorporated herein by reference.

(8)(g)(g)	Form of Participation Agreement among Columbia Funds Variable Series Trust II, Columbia Management Investment Distributors, Inc. and New York Life Insurance and Annuity Corporation, dated March 1, 2015 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(g)(g) to Post-Effective Amendment No. 29 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/14/2015 and incorporated herein by reference.

(8)(h)(h)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, Deutsche Variable Series I (formerly, DWS Variable Series I), Deutsche Variable Series II (formerly, DWS Variable Series II), Deutsche Investments VIT Funds (formerly, DWS Investments VIT Funds), DeAWM Distributors, Inc. (formerly, DWS Investments Distributors, Inc.) and Deutsche Investment Management Americas Inc. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(8)(i)(i)	Administrative Services Letter of Agreement, dated May 1, 2007, between Deutsche Investment Management Americas Inc. and New York Life Insurance and Annuity Corporation. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

(9)	Opinion and Consent of Thomas F. English, Esq. Filed herewith.

(10)(a)	Consent of PricewaterhouseCoopers LLP. Filed herewith.

(10)(b)	Powers of Attorney. Filed herewith.

(11)	Not applicable.

(12)	Not applicable.

(13)	Schedule of Computations - previously filed as Exhibit 13 to Registrant’s Post-Effective Amendment No. 8 on Form N-4 and incorporated herein by reference.

ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:
Theodore A. Mathas	Director, Chairman & Chief Executive Officer	Director
Christopher Ashe	Director & Senior Vice President	Director
David G. Bedard	Director & Senior Vice President	Director
Christopher O. Blunt	Director, Executive Vice President and President of the Investments Group	Director
David Cruz	Director & Senior Vice President	Director
John T. Fleurant	Director, Executive Vice President & Chief Financial Officer	Director
Robert M. Gardner	Director, Vice President & Controller	Director
Frank Harte	Director & Senior Vice President	Director
Thomas A. Hendry	Director, Senior Vice President & Treasurer	Director
John Y. Kim	Director & President	Director
Amy Miller	Director	Director
Arthur H. Seter	Director, Senior Vice President & Chief Investment Officer	Director
Joel M. Steinberg	Director, Senior Vice President, Chief Risk Officer & Chief Actuary	Director
Susan A. Thrope	Director	Director
Matthew D. Wion	Director	Director
Sara L. Badler	Senior Vice President	Officer
Scott L. Berlin	Senior Vice President	Officer
Benjamin H. Bielawski	Senior Vice President	Officer
David J. Castellani	Senior Vice President	Officer
Thomas Cole	Senior Vice President	Officer
Alexander I. Cook	Senior Vice President	Officer
Michael Del Secolo	Senior Vice President & Chief Technology Officer	Officer
Craig L. DeSanto	Senior Vice President & Actuary	Officer
Robert A. DiMella	Senior Vice President	Officer
Thomas F. English	Senior Vice President, Chief Legal Officer & Secretary	Officer
Stephen P. Fisher	Senior Vice President	Officer
Thomas J. Girard	Senior Vice President	Officer
Troy E. Glover	Senior Vice President	Officer
Matthew M. Grove	Senior Vice President	Officer
Robert J. Hebron	Senior Vice President	Officer
Jon Christian Kirtley	Senior Vice President	Officer
John M. Loffredo	Senior Vice President	Officer
Anthony R. Malloy	Senior Vice President	Officer
Gail A. McDermott	Senior Vice President	Officer
Barbara J. McInerney	Senior Vice President & Chief Compliance Officer	Officer
Francis J. Ok	Senior Vice President	Officer
Michael M. Oleske	Senior Vice President & Chief Tax Counsel	Officer
Jeffrey S. Phlegar	Senior Vice President	Officer
Dan C. Roberts	Senior Vice President	Officer
Gerard A. Rocchi	Senior Vice President	Officer
Richard C. Schwartz	Senior Vice President	Officer
Jerrold K. Senser	Senior Vice President	Officer
George S. Shively	Senior Vice President & Legal Officer	Officer
Mark W. Talgo	Senior Vice President	Officer
Matthew D. Wion	Senior Vice President	Officer
Jae Yoon	Senior Vice President	Officer
Erik A. Anderson	Vice President & Actuary	Officer
Mitchell P. Ascione	Vice President	Officer
Steven Attias	Vice President & Chief Information Security Officer	Officer
Karen A. Bain	Vice President - Tax	Officer
Lee C. Baker	Vice President	Officer
Judy R. Bartlett	Vice President & Legal Officer	Officer
John Bonvouloir	Vice President	Officer
Elizabeth Brill	Vice President	Officer
Jeanne M. Carbone	Vice President	Officer
Ramon A. Casanova	Vice President & Actuary	Officer
Roger Chen	Vice President	Officer
George S. Cherpelis	Vice President	Officer
Louis N. Cohen	Vice President	Officer
James J. Cristallo	Vice President & Actuary	Officer
Paul K. Cunningham	Vice President	Officer
Karen J. DeToro	Vice President	Officer
Robert H. Dial	Vice President	Officer
Mayra L. Diaz	Vice President	Officer
John C. DiRago	Vice President	Officer
Kathleen A. Donnelly	Vice President	Officer
Robert Donohue	Vice President & Assistant Treasurer	Officer
Michael G. Dubrow	Vice President	Officer
Jonathan Feinstein	Vice President	Officer
Robert E. Ferguson	Vice President	Officer
Anthony Ferraro	Vice President & Actuary	Officer
Edward J. Fitzgerald	Vice President	Officer
Michael Fong	Vice President & Actuary	Officer
Stephanie A. Frawley	Vice President	Officer
Brian Furlong	Vice President	Officer
Thomas J. Gangemi	Vice President	Officer
Ross M. Goldstein	Vice President	Officer
Jane L. Hamrick	Vice President & Actuary	Officer
Thomas S. Heller	Vice President	Officer
Eric S. Hoffman	Vice President	Officer
Angela Huang	Vice President & Actuary	Officer
Dylan W. Huang	Vice President	Officer
Joseph E. Hynes	Vice President	Officer
Robert J. Hynes	Vice President	Officer
Robert Karmen	Vice President & Legal Officer	Officer
Jeffrey Killian	Vice President	Officer
Terry Kim	Vice President	Officer
Michael J. Kimble	Vice President	Officer
Joseph D. Koltisko	Vice President	Officer
Linda M. Kraus	Vice President	Officer
Jodi L. Kravitz	Vice President & Actuary	Officer
Richard B. Leber	Vice President, Legal Officer & Assistant Secretary	Officer
Scott L. Lenz	Vice President & Tax Counsel	Officer
Brian C. Loutrel	Vice President & Chief Privacy Officer	Officer
Eric J. Lynn	Vice President & Actuary	Officer
Ralph S. Marinaccio	Vice President	Officer
Timothy M. McGinnis	Vice President	Officer
Stephen J. McNamara	Vice President & Actuary	Officer
Edward P. Millay	Vice President	Officer
Eric A. Moffitt	Vice President	Officer
Ryan J. Morris	Vice President & Actuary	Officer
Jaime Mosquera	Vice President & Actuary	Officer
Corey B. Multer	Vice President	Officer
Marijo F. Murphy	Vice President	Officer
Nicholas Pasyanos	Vice President & Actuary	Officer
Gideon A. Pell	Vice President	Officer
Valerie L. Perry	Vice President - Underwriting	Officer
William Petty	Vice President	Officer
Paul Quartararo	Vice President & Chief Medical Director	Officer
Janis C. Rubin	Vice President	Officer
Amaury J. Rzad	Vice President	Officer
Scott R. Seewald	Vice President	Officer
Joseph J. Shannon	Vice President	Officer
Irwin Silber	Vice President & Actuary	Officer
Kevin M. Smith	Vice President	Officer
Thomas C. Sorg	Vice President	Officer
Andrew P. Starr	Vice President	Officer
Monica Suryapranata	Vice President	Officer
Matthew T. Swanson	Vice President	Officer
Ka Luk Stanley Tai	Vice President	Officer
William P. Tate	Vice President	Officer
Sandra G. Tillotson	Vice President	Officer
Thomas J. Troeller	Vice President & Actuary	Officer
Victor A. Verastegui	Vice President	Officer
Taylor Wagenseil	Vice President	Officer
Robin M. Wagner	Vice President	Officer
Richard M. Walsh	Vice President	Officer
Scott W. Weinstein	Vice President	Officer
Charles A. Whites	Vice President & Legal Officer	Officer
Michellen Wildin	Vice President	Officer
Michael A. Yashnyk	Vice President	Officer
Paul Zeng	Vice President & Actuary	Officer

ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
The MainStay Funds(*)(†)	Massachusetts
MainStay VP Funds Trust(*)(†)	Delaware
MainStay Funds Trust	Delaware
NYL Investors LLC	(Delaware)
NYL Investors (U.K.) Limited	(United Kingdom)
NYLIM Holdings NCVAD GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund I, L.P.	(Delaware)	(50%)
MNCVAD-IND Greenwood CA LLC	(Delaware)
MNCVAD-IND Concourse CA LLC	(Delaware)
MNCVAD-IND Norris Canyon CA LLC	(Delaware)
MNCVAD-CP Norris Canyon LLC	(Delaware)	(94%)
MNCVAD-IND Petaluma CA LLC	(Delaware)
MNCVAD-OFC 2665 NORTH FIRST CA LLC	(Delaware)
MNCVAD-SEAGATE 2665 NORTH FIRST LLC	(Delaware)	(90%)
MNCVAD-OFC Bridgepointe CA LLC	(Delaware)
MNCVAD-OFC RIDDER PARK CA LLC	(Delaware)
MNCVAD-GRAYMARK RIDDER	(Delaware)	(97.50%)
NYL Real Assets LLC	(Delaware)
NYL Emerging Manager LLC	(Delaware)
NYL Wind Investments LLC	(Delaware)
New York Life Short Term Fund[1]	(New York)
NYLIFE Insurance Company of Arizona	(Arizona)
New York Life Insurance and Annuity Corporation	(Delaware)
Ausbil IT – Ausbil Microcap Fund	(Australia)	(NYLIAC: 10.13%)
New York Life Enterprises LLC	(Delaware)
SEAF Sichuan SME Investment Fund LLC	(Delaware)	(39.98%)
New York Life International Holdings Limited	(Mauritius)	(8%)[2]
NYL Cayman Holdings Ltd.	(Cayman Islands)
NYL Worldwide Capital Investments LLC	(Delaware)
Seguros Monterrey New York Life, S.A. de C.V.	(Mexico)	(99.998%)[3]
Administradora de Conductos SMNYL, S.A. de C.V.	(Mexico)	(99%)
Agencias de Distribucion SMNYL, S.A. de C.V. (“ADIS”)	(Mexico)	(99%)
Inmobiliaria SMNYL, SA de C.V.	(Mexico)	(99	% ; ADIS: 1%)
Madison Capital Funding LLC	(Delaware)	(NYLIC: 55%; NYLIAC: 45%) (ownership transferred from NYLIMH to NYLIC)
MCF Co-Investment GP LLC	(Delaware)
MCF Co-Investment GP LP	(Delaware)
Madison Capital Funding Co-Investment Fund LP	(Delaware)
Madison Avenue Loan Fund GP LLC	(Delaware)
Madison Avenue Loan Fund LP	(Delaware)
MCF Fund I LLC	(Delaware)
Warwick McAlester Holdings, LLC	(Delaware)
Meeco Sullivan, LLC	(Delaware)
Electric Avenue, LLC	(Delaware)
MCF Capital Management LLC (“MCFCMLLC”)	(Delaware)
Ironshore Investment BL I Ltd.	(Bermuda)[8]	(0 voting ownership	)
LMF WF Portfolio II, LLC	(Delaware)[8]	(0 voting ownership	)
MCF CLO I LLC	(Delaware)	(2.53%)[8]
MCF CLO III LLC	(Delaware)	(2.33%)[8]
MCF CLO II LLC	(Delaware)[8]	(0 voting ownership	)
MCF CLO IV LLC	(Delaware)[8]	(0 voting ownership	)
Montpelier Carry Parent, LLC	(Delaware)
Montpelier Carry, LLC	(Delaware)
Montpelier GP, LLC	(Delaware)
Montpelier Fund, L.P.	(Delaware)
MCF Mezzanine Carry I LLC	(Delaware)[8]
MCF Mezzanine Fund I LLC	(Delaware)
Young America Holdings, LLC (“YAH”)	(Delaware)	(36.35%)[8]
YAC.ECOM Incorporated	(Minnesota)
Young America, LLC (“YALLC”)	(Minnesota)
Global Fulfillment Services, Inc.	(Arizona)
SourceOne Worldwide, Inc.	(Minnesota)
YA Canada Corporation	(Nova Scotia,Canada)
Zenith Products Holdings, Inc.	(Delaware)	(16.36%)[8]
ZPC Holding Corp.	(Delaware)
Zenith Products Corporation	(Delaware)
NYLIM Jacob Ballas India Holdings IV	(Mauritius)
New York Life Investment Management Holdings LLC	(Delaware)
Institutional Capital LLC	(Delaware)
MacKay Shields LLC	(Delaware)
MacKay Shields Core Plus Opportunities Fund GP LLC	(Delaware)
MacKay Shields Core Plus / Opportunities Fund LP	(Delaware)
MacKay Municipal Managers Opportunities GP LLC	(Delaware)
MacKay Municipal Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Managers Credit Opportunities GP LLC	(Delaware)
MacKay Municipal Credit Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Short Term Opportunities Fund GP LLC	(Delaware)
MacKay Municipal Short Term Opportunities Fund LP	(Delaware)
Plainview Funds plc	(Ireland)	(50%) (MacKay Shields Employee: 50%)
Plainview Funds plc – MacKay Shields Emerging Markets Credit Portfolio	(Ireland)	(NYLIC: 0.00%; NYLIAC: 99.98%)
Plainview Funds plc – MacKay Shields Flexible Bond Portfolio	(Ireland)	(NYLIAC: 95.05%; MacKay: 4.94%; NYLIC 0)
Plainview Funds plc – MacKay Shields Unconstrained Bond Portfolio	(Ireland)	(NYLIC: 22.00%; MacKay: 1.15%)
Plainview Funds plc – MacKay Shields Floating Rate High Yield Portfolio	(Ireland)	(NYLIC: 95.23%; MacKay 4.76%)
Plainview Funds plc – MacKay Shields Core Plus Opportunities Portfolio	(Ireland)	(NYL: 0%)
MacKay Shields Statutory Trust – High Yield Bond Series	(Connecticut)[8]
MacKay Shields High Yield Active Core Fund GP LLC	(Delaware)
MacKay Shields High Yield Active Core Fund LP	(Delaware)
MacKay Shields Credit Strategy Fund Ltd	(Cayman Islands)
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	(Bermuda)	(14.99%)[4]
MacKay Shields Core Fixed Income Fund GP LLC	(Delaware)
MacKay Shields Core Fixed Income Fund LP	(Delaware)
MacKay Shields (International) Ltd.	(UK)	(“MSIL”)
MacKay Shields (Services) Ltd.	(UK)	(“MSSL”)
MacKay Shields UK LLP	(UK)	(MSIL: 99%; MSSL: 1%)
MacKay Shields General Partner (L/S) LLC	(Delaware)
MacKay Shields Long/Short Fund LP	(Delaware)
MacKay Shields Long/Short Fund (Master), LP	(Delaware)
MacKay Shields Global Derivatives LLC	(Delaware)
MacKay Municipal Managers Puerto Rico Opportunities GP LLC	(Delaware)
MacKay Puerto Rico Opportunities Funds, L.P.	(Delaware)
MacKay Puerto Rico Opportunities Feeder Fund, L.P.	(Cayman Islands)
MacKay Municipal Managers California Opportunities GP LLC	(Delaware)
MacKay Municipal Managers California Opportunities Fund, L.P.	(Delaware)
Cornerstone Capital Management Holdings LLC	(Delaware)
Cornerstone Capital Management, LLC	(Delaware)	(51%)
Cornerstone Capital Management Large-Cap Enhanced Index Fund GP, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund, L.P.	(Delaware)
GoldPoint Partners LLC	(Delaware)
New York Life Capital Partners, L.L.C.	(Delaware)
New York Life Capital Partners, L.P.	(Delaware)
New York Life Capital Partners II, L.L.C.	(Delaware)
New York Life Capital Partners II, L.P.	(Delaware)
New York Life Capital Partners III GenPar GP, LLC	(Delaware)
New York Life Capital Partners III GenPar, L.P.	(Delaware)
New York Life Capital Partners III, L.P.	(Delaware)
New York Life Capital Partners III-A, L.P.	(Delaware)
New York Life Capital Partners IV GenPar GP, LLC	(Delaware)
New York Life Capital Partners IV GenPar, L.P.	(Delaware)
New York Life Capital Partners IV, L.P.	(Delaware)
New York Life Capital Partners IV-A, L.P.	(Delaware)
GoldPoint Mezzanine Partners IV GenPar GP, LLC	(Delaware)
GoldPoint Mezzanine Partners IV GenPar, LP	(Delaware)
GoldPoint Mezzanine Partners IV, LP	(Delaware)	(“GPPIVLP”)
GPP Mezzanine Blocker Holdco A, LP	(Delaware)	(“GPPMBHA”)
GPP Mezzanine Blocker A, LP	(Delaware)	(GPPMBHA: 7.5%; GPPIVLP: 92.5%)
GPP Mezzanine Blocker Holdco B, LP	(Delaware)	(“GPPMBHB”)
GPP Mezzanine Blocker B, LP	(Delaware)	(“GPPMBHB: 4.4%; GPPIVLP: 95.6%)
GoldPoint Mezzanine Partners Offshore IV, L.P.	(Cayman Islands)
GoldPoint Partners Co-Investment V GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment V GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment Fund A, LP	(Delaware)
GoldPoint Partners Co-Investment V, LP	(Delaware)**
GoldPoint Partners Co-Investment V ECI Blocker Holdco A, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker A, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco F, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker F, LP	(Delaware)
GoldPoint Partners Select Manager III GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager III GenPar, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III AIV, L.P.	(Delaware)
GoldPoint Partners Canada III GenPar Inc.	(Canada)
GoldPoint Partners Select Manager Canada Fund III, L.P.	(Canada)
NYLCAP 2010 Co-Invest GenPar GP, LLC	(Delaware)
NYLCAP 2010 Co-Invest GenPar L.P.	(Delaware)
NYLCAP 2010 Co-Invest L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco A L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker A L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco F L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker F L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco G L.P.	(Delaware)
NYLCAP 2010 C0-Invest ECI Blocker G L.P.	(Delaware)
NYLCAP Canada GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund, LP	(Canada)
NYLCAP Canada II GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund II, L.P.	(Canada)
NYLIM Mezzanine GenPar GP, LLC	(Delaware)
NYLIM Mezzanine GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners, LP	(Delaware)
NYLIM Mezzanine Partners Parallel Fund, LP	(Delaware)
NYLIM Mezzanine Partners II GenPar GP, LLC	(Delaware)
NYLIM Mezzanine Offshore Partners II, LP	(Cayman Islands)
NYLIM Mezzanine Partners II GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners II, LP	(Delaware)
NYLIM Mezzanine II Luxco S.à.r.l.	(Luxembourg)
NYLIM Mezzanine Partners II Parallel Fund, LP	(Delaware)
NYLIM Mezzanine II Parallel Luxco S.à.r.l.	(Luxembourg)
Voice Holdco Ltd.	(Nova Scotia, Canada)	(27%)[9]
Voice Holdings Ltd.	(Nova Scotia, Canada)
Voice Construction Ltd.	(Alberta, Canada)
Voice Construction Opco ULC	(Alberta, Canada)
NYLCAP Mezzanine Partners III GenPar GP, LLC	(Delaware)
NYLCAP Mezzanine Partners III GenPar, LP	(Delaware)
NYLCAP Mezzanine Partners III-K, LP	(Delaware)**
NYLCAP Mezzanine Partners III, LP	(Delaware)**
NYLCAP Mezzanine Partners III Parallel Fund, LP	(Delaware)**
NYLCAP Mezzanine Partners III 2012 Co-Invest, LP	(Delaware)**
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco A, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker A, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco C, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker C, LP	(Delaware)
C.B. Fleet TopCo. LLC	(Delaware)	(17%**collectively)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco E, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker E, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco F, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker F, LP	(Delaware)
NYLCAP Mezzanine Offshore Partners III, L.P.	(Cayman Islands)
NYLCAP Select Manager GenPar GP, LLC	(Delaware)
NYLCAP Select Manager GenPar, LP	(Delaware)
NYLCAP Select Manager Fund, LP	(Delaware)
NYLCAP Select Manager Cayman Fund, LP	(Cayman Islands)
NYLCAP Select Manager II GenPar GP, LLC	(Delaware)
NYLCAP Select Manager II GenPar, L.P.	(Cayman Islands)
NYLCAP Select Manager Fund II, L.P.	(Cayman Islands)**
NYLCAP India Funding LLC	(Delaware)
NYLIM-JB Asset Management Co., LLC	(Mauritius)	(24.66%)[5]
New York Life Investment Management India Fund II, LLC	(Mauritius)
New York Life Investment Management India Fund (FVCI) II, LLC	(Mauritius)
NYLCAP India Funding III LLC	(Delaware)
NYLIM-Jacob Ballas Asset Management Co. III, LLC	(Mauritius)	(24.66%)[6]
NYLIM Jacob Ballas India Fund III (Mauritius) LLC
NYLIM Jacob Ballas Capital India (FVCI) III (Mauritius) LLC
NYLIM Jacob Ballas India (FII) III (Mauritius) LLC
NYLCAP Holdings	(Mauritius)
Jacob Ballas Capital India PVT. Ltd.	(Mauritius)	(23.30%)
Evolvence Asset Manamement, Ltd. (Goldpoint: 24.5%)
NYLIM Service Company LLC	(Delaware)
NYL Workforce GP LLC	(Delaware)
New York Life Investment Management LLC	(Delaware)
NYLIM Fund II GP, LLC	(Delaware)
NYLIM Real Estate Mezzanine Fund II, LP	(Delaware)
NYLIM-TND, LLC	(Delaware)
NYLIM-DCM, LLC	(Delaware)
NYLIM-MM, LLC	(Delaware)
DCM-N, LLC	(Delaware)	(80%)
DCM Warehouse Series A, LLC	(Delaware)
DCM Warehouse Series One, LLC	(Delaware)
Sixteen West Savannah, LLC	(Indiana)
NYLIM RE Mezzanine Fund II Investment Corporation	(Delaware)
IndexIQ Holdings Inc.	(Delaware)	(“IQ Holdings”)
Financial Development LLC	(Delaware)	(“FD LLC”) (74.37%; IQ Holdings: 25.63%)
IndexIQ Inc.	(Delaware)
IndexIQ LLC	(Delaware)
IndexIQ Advisors LLC	(Delaware)
NYLIM-GCR Fund I, LLC	(Delaware)	(50%)
WFHG GP, LLC	(Delaware)	(50%)
Workforce Housing Fund I-2007 LP	(Delaware)
New York Life Investment Management Holdings International S.a.r.l.	(Luxembourg)
New York Life Investment Management Holdings II International S.a.r.l.	(Luxembourg)
New York Life Investment Management Global Holdings S.a.r.l.	(Luxembourg)	(“NYLIMGH”)
Candriam Luxco S.a.r.l.	(Luxembourg)	(“CANLUXS”)
Candriam Luxembourg	(Luxembourg)	(“CANLUX”) (NYLIMGH: 97%; 1 share held by CANLUXS)
Candriam Belgium	(Belgium)	(“CANBEL”) (99.99%; NYLIMGH: 0.01%)
Candriam France	(France)	(“CANFR”)
Candriam Dublin	(Ireland)
Candriam Treasury Management	(Switzerland)	(CANBEL: 14.92%; CANFR: 7.58%)
Candriam Switzerland LLC
BIL Prime Advanced Cash + 100	(Lux)	(CANLUX: 35.37%; CANBEL: 31.55%) (“BILPAC”)
Cordius CIG	(Lux)	(62.96%; CANBEL: 18.52%; CANFR: 18.52%)
Candriam Bonds Convertible Opportunities	(Lux)	(CANLUX: 33.08%)
Ausbil Investment Management Limited	(Australia)	(79.15%)
Ausbil Australia Pty. Ltd.	(Australia)
Ausbil Asset Management Pty. Ltd.	(Australia)
NYLIFE Distributors LLC	(Delaware)
Private Advisors L.L.C.	(Delaware)	(64.25%)
PACIF Carry Parent, LLC	(Delaware)
PACIF Carry, LLC	(Delaware)
PACIF GP, LLC	(Delaware)
Private Advisors Coinvestment Fund, LP	(Delaware)
PACIF II GP, LLC	(Delaware)
Private Advisors Coinvestment Fund II LP	(Delaware)
PACIF II Carry Parent, LLC	(Delaware)
PACIF II Carry, LLC	(Delaware)
PACIF III GP, LLC	(Delaware)
Private Advisors Coinvestment Fund III, LP	(Delaware)
PACIF III Carry Parent, LLC	(Delaware)
PACIF III Carry, LLC	(Delaware)
PACIF IV GP, LLC	(Delaware)
Private Advisors Coinvestment Fund IV, LP	(Delaware)
PACIF IV Carry Parent, LLC	(Delaware)
PACIF IV Carry, LLC	(Delaware)
Private Advisors Distressed Opportunities Fund, L.P.	(Delaware)
PA Hedged Equity Fund, L.P.	(Delaware)
Private Advisors Hedged Equity Fund (QP), L.P.	(Delaware)
Private Advisors Hedged Equity Master Fund	(Delaware)[7]
Private Advisors Small Company Buyout Fund II, L.P.	(Delaware)
PASCBF III GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund III, LP	(Delaware)
PASCBF IV GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund IV, LP	(Delaware)
PASCBF IV Carry Parent, LLC	(Delaware)
PASCBF IV Carry, LLC	(Delaware)
PASCBF V GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund V, LP	(Delaware)
Private Advisors Small Company Buyout Fund V–ERISA Fund, LP	(Delaware)
PASCBF V Carry Parent, LLC	(Delaware)
PASCBF Carry, LLC	(Delaware)
PASCPEF VI Carry Parent, LLC	(Delaware)
PASCPEF VI Carry, LLC	(Delaware)
PASCPEF VI GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VI, LP	(Delaware)
PASCPEF VII GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VII, LP	(Delaware)
PASCPEF VII Carry Parent, LLC	(Delaware)
PASCPEF VII Carry, LLC	(Delaware)
Cuyahoga Capital Partners I Management Group, LLC	(Delaware)
Cuyahoga Capital Partners I, L.P.	(Delaware)
Cuyahoga Capital Partners II Management Group LLC	(Delaware)
Cuyahoga Capital Partners II LP	(Delaware)
Cuyahoga Capital Partners III Management Group LLC	(Delaware)
Cuyahoga Capital Partners III LP	(Delaware)
Cuyahoga Capital Partners IV Management Group LLC	(Delaware)
Cuyahoga Capital Partners IV LP	(Delaware)
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	(Delaware)
Cuyahoga Capital Emerging Buyout Partners LP	(Delaware)
PA Real Assets Carry Parent, LLC	(Delaware)
PA Real Assets Carry, LLC	(Delaware)
PA Emerging Manager Carry Parent, LLC	(Delaware)
PA Emerging Manager Carry, LLC	(Delaware)
RIC I GP, LLC	(Delaware)
Richmond Coinvestment Partners I, LP	(Delaware)
RIC I Carry Parent, LLC	(Delaware)
RIC I Carry, LLC	(Delaware)
PASF V GP, LLC	(Delaware)
Private Advisors Secondary Fund V, LP	(Delaware)
PASF V Carry Parent, LLC	(Delaware)
PASF Carry, LLC	(Delaware)
PARAF GP, LLC	(Delaware)
Private Advisors Real Assets Fund, LP	(Delaware)
PARAF Carry Parent, LLC	(Delaware)
PARAF Carry, LLC	(Delaware)
PASCCIF GP, LLC	(Delaware)
Private Advisors Small Company Coinvestment Fund, LP	(Delaware)
PASCCIF Carry Parent, LLC	(Delaware)
PASCCIF Carry, LLC	(Delaware)
Private Advisors Hedged Equity Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Fund (QP), Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above	)
PA Stable Value Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Stable Value ERISA Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Stable Value Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above	)
The Hedged Strategies Fund (QP), Ltd.	(Cayman Islands)	(0%)
UVF GP, LLC	(Delaware)
Undiscovered Value Fund, LP	(Delaware)
Undiscovered Value Fund, Ltd.	(Cayman Islands)[8]
Undiscovered Value Master Fund SPC	(Cayman Islands)
Madison Core Property Fund LLC	(Delaware)	(NYL Investors is Non Member Manager	)[8]
MIREF 1500 Quail, LLC	(Delaware)
MIREF Mission Heritage, LLC	(Delaware)
MIREF Linpro Center, LLC	(Delaware)
MIREF Mill Creek, LLC	(Delaware)
MIREF Gateway, LLC	(Delaware)
MIREF Delta Court, LLC	(Delaware)
MIREF Seaside, LLC	(Delaware)
MIREF Fremont Distribution Center, LLC	(Delaware)
1101 Taylor Road LLC	(Delaware)
MIREF Century, LLC	(Delaware)
MIREF York Road, LLC	(Delaware)
York Road EW LLC	(Delaware)	(64.8%)
York Road Retail West, LLC	(Delaware)	(64.8%)
2001 EW LLC	(Delaware)
2122 EW LLC	(Delaware)
MIREF Saddle River LLC	(Delaware)
Via Verde San Dimas, LLC	(Delaware)
MIREF DC Corp.	(Delaware)
MIREF L Street, LLC	(Delaware)
1901 L Street Corp.	(Delaware)
1901 L Street LLC	(District of Columbia)
MIREF Newpoint Commons, LLC	(Delaware)
MIREF Northsight, LLC	(Delaware)
MIREF Riverside, LLC	(Delaware)
MIREF Corporate Woods, LLC	(Delaware)
MIREF Bedminster, LLC	(Delaware)
MIREF Barton’s Creek, LLC	(Delaware)
Barton’s Lodge Apartments, LLC	(Delaware)	(90%)
MIREF Marketpointe, LLC	(Delaware)
MIREF 101 East Crossroads, LLC	(Delaware)
101 East Crossroads, LLC	(Delaware)
MIREF Waterview, LLC	(Delaware)
MIREF Chain Bridge, LLC	(Delaware)
1991 Chain Bridge Road, LLC	(Delaware)
MIREF Aptakisic, LLC	(Delaware)
Aptakisic Creek Corporate Park, LLC	(Delaware)
MIREF 250 Montgomery, LLC	(Delaware)
MIREF Hawthorne, LLC	(Delaware)
MIREF Auburn 277, LLC	(Delaware)
MIREF Sumner North, LLC	(Delaware)
MIREF Wellington, LLC	(Delaware)
MIREF Warner Center, LLC	(Delaware)
MADISON-IND Valley Business Park CA LLC	(Delaware)
MADISON-MF Duluth GA LLC	(Delaware)
MADISON-IND Assateague MD LLC	(Delaware)
MADISON-SP Assateague LLC	(Delaware)	(90%)
MADISON-MF Casa Santa Fe AZ LLC	(Delaware)
MADISON-MF Cabrillo AZ LLC	(Delaware)
MADISON-OFC Centerstone I CA LLC	(Delaware)
MADISON-OFC Centerstone III CA LLC	(Delaware)
MADISON-MOB Centerstone IV CA LLC	(Delaware)
MADISON-OFC Canyon Commons CA LLC	(Delaware)
MADISON-OFC Centerpoint Plaza CA LLC	(Delaware)
MADISON-IND Logistics NC LLC	(Delaware)
MCPF-LRC Logistics LLC	(Delaware)	(90%)
MADISON-MF Desert Mirage AZ LLC	(Delaware)
MADISON-OFC One Main Place OR LLC	(Delaware)
MADISON-IND Fenton MO LLC	(Delaware)
MADISON-IND Hitzert Roadway MO LLC	(Delaware)
MADISON-MF Hoyt OR LLC	(Delaware)
MADISON-RTL Clifton Heights PA LLC	(Delaware)
MADISON-IND Locust CA LLC	(Delaware)
MADISON-OFC Weston Pointe FL LLC	(Delaware)
MADISON-MF Henderson NV LLC	(Delaware)
MCPF-SP Henderson LLC	(Delaware)	(90%)
MADISON-SP Henderson LLC	(Delaware)	(90%)
NYLIM Flatiron CLO 2004-1 Ltd.	(Cayman Islands)[8]
NYLIM Flatiron CLO 2004-1 Equity Holdings LLC, Series A	(Cayman Islands)
NYLIM Flatiron CLO 2006-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2006-1 Equity Holdings LLC, Series A	(Cayman Islands)
Flatiron CLO 2007-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2007-1 Equity Holdings LLC, Series A	(Cayman Islands)
Flatiron CLO 2011-1 Ltd.	(Cayman Islands)
Flatiron CLO 2012-1 Ltd.	(Cayman Islands)
Flatiron CLO 2013-1-Ltd.	(Cayman Islands)
Flatiron CLO 2014-1-Ltd.	(Cayman Islands)
Flatiron CLO 16 Ltd.	(Cayman Islands)	(100%)
Flatiron CLO 2015-1 Ltd.	(Cayman Islands)
Stratford CDO 2001-1 Ltd.	(Cayman Islands)
Silverado CLO 2006-II Limited	(Cayman Islands)
Silverado 2006-II Equity Holdings LLC, Series A	(Cayman Islands)
NYLIFE LLC	(Delaware)
Eagle Strategies LLC	(Delaware)
New York Life Capital Corporation	(Delaware)
New York Life Trust Company	(New York)
NYL Executive Benefits LLC	(Delaware)
NYLIFE Securities LLC	(Delaware)
NYLINK Insurance Agency Incorporated	(Delaware)
NYLUK I Company	(United Kingdom)
NYLUK II Company	(United Kingdom)
Gresham Mortgage	(United Kingdom)
W Construction Company	(United Kingdom)
WUT	(United Kingdom)
WIM (AIM)	(United Kingdom)
Silver Spring, LLC	(Delaware)
Silver Spring Associates, L.P.	(Pennsylvania)
SCP 2005-C21-002 LLC	(Delaware)
SCP 2005-C21-003 LLC	(Delaware)
SCP 2005-C21-006 LLC	(Delaware)
SCP 2005-C21-007 LLC	(Delaware)
SCP 2005-C21-008 LLC	(Delaware)
SCP 2005-C21-009 LLC	(Delaware)
SCP 2005-C21-017 LLC	(Delaware)
SCP 2005-C21-018 LLC	(Delaware)
SCP 2005-C21-021 LLC	(Delaware)
SCP 2005-C21-025 LLC	(Delaware)
SCP 2005-C21-031 LLC	(Delaware)
SCP 2005-C21-036 LLC	(Delaware)
SCP 2005-C21-041 LLC	(Delaware)
SCP 2005-C21-043 LLC	(Delaware)
SCP 2005-C21-044 LLC	(Delaware)
SCP 2005-C21-048 LLC	(Delaware)
SCP 2005-C21-061 LLC	(Delaware)
SCP 2005-C21-063 LLC	(Delaware)
SCP 2005-C21-067 LLC	(Delaware)
SCP 2005-C21-069 LLC	(Delaware)
SCP 2005-C21-070 LLC	(Delaware)
NYMH-Ennis GP, LLC	(Delaware)
NYMH-Ennis, L.P.	(Texas)
NYMH-Freeport GP, LLC	(Delaware)
NYMH-Freeport, L.P.	(Texas)
NYMH-Houston GP, LLC	(Delaware)
NYMH-Houston, L.P.	(Texas)
NYMH-Plano GP, LLC	(Delaware)
NYMH-Plano, L.P.	(Texas)
NYMH-San Antonio GP, LLC	(Delaware)
NYMH-San Antonio, L.P.	(Texas)
NYMH-Stephenville GP, LLC	(Delaware)
NYMH-Stephenville, L.P	(Texas)
NYMH-Taylor GP, LLC	(Delaware)
NYMH-Taylor, L.P.	(Texas)
NYMH-Attleboro MA, LLC	(Delaware)
NYMH-Farmingdale, NY LLC	(Delaware)
NYLMDC-King of Prussia GP, LLC	(Delaware)
NYLMDC-King of Prussia Realty, LP	(Delaware)
NYLife Real Estate Holdings LLC	(Delaware)
Huntsville NYL LLC	(Delaware)
CC Acquisitions, LP	(Delaware)
NYL Midwest Apartments LLC	(Delaware)
REEP-IND Continental NC LLC	(Delaware)
LRC-Patriot, LLC	(Delaware)	(93%)
REEP-LRC Industrial LLC	(Delaware)
REEP-IND Forest Park NJ LLC	(Delaware)
FP Building 4 LLC	(Delaware)
FP Building 1-2-3 LLC	(Delaware)
FP Building 17, LLC	(Delaware)
FP Building 18, LLC	(Delaware)
FP Building 19, LLC	(Delaware)
FP Building 20, LLC	(Delaware)
FP Mantua Grove LLC	(Delaware)
FP Lot 1.01 LLC	(Delaware)
REEP-IND NJ LLC	(Delaware)
NJIND JV LLC	(Delaware)
NJIND Hook Road LLC	(Delaware)
NJIND Raritan Center LLC	(Delaware)
NJIND Talmadge Road LLC	(Delaware)
NJIND Bay Avenue LLC	(Delaware)
NJIND Melrich Road LLC	(Delaware)
NJIND Carter Drive LLC	(Delaware)
NJIND Corbin Street LLC	(Delaware)
REEP-IND Valwood TX LLC	(Delaware)
REEP-MF Cumberland TN LLC	(Delaware)
Cumberland Apartments, LLC	(Tennessee)
REEP-MF Enclave TX LLC	(Delaware)
Enclave CAF LLC	(Delaware)
REEP-MF Marina Landing WA LLC	(Delaware)
REEP-SP Marina Landing LLC	(Delaware)	(98%)
REEP-MF Mira Loma II TX LLC	(Delaware)
Mira Loma II, LLC	(Delaware)	(50%)
REEP-MF Summitt Ridge CO LLC	(Delaware)
Summitt Ridge Apartments, LLC	(Delaware)
REEP-MF Woodridge IL LLC	(Delaware)
REEP-OF Centerpointe VA LLC	(Delaware)
Centerpointe (Fairfax) Holdings LLC	(Delaware)	(50%)
REEP-OFC 525 N Tryon NC LLC	(Delaware)
525 Charlotte Office LLC	(Delaware)	(95%)
REEP-OFC 575 Lex NY LLC	(Delaware)
REEP-OFC 575 Lex NY GP LLC	(Delaware)
Maple REEP-OFC 575 Lex Holdings LP	(Delaware)	(50%)
Maple REEP-OFC 575 Lex Owner LLC	(Delaware)	(50%)
REEP OFC Westory DC LLC	(Delaware)
REEP-RTL SASI GA LLC	(Delaware)
REEP-RTL Bradford PA LLC	(Delaware)
REEP-OFC Royal Centre GA LLC	(Delaware)
Royal Centre, LLC	(Delaware)	(90%)
REEP-RTL CTC NY LLC	(Delaware)
Cortlandt Town Center LLC	(Delaware)	(65%)
REEP-OFC 5005 LBJ Freeway TX LLC	(Delaware)	(97%)
5005 LBJ Tower LLC	(Delaware)	(97%)
2015 DIL PORTFOLIO HOLDINGS LLC	(Delaware)	(NYLIC: 62.307692%; NYLIAC: 37.692308%)
CT 611 W. JOHNSON AVE LLC	(Delaware)
CT 550 RESEARCH PKWY LLC	(Delaware)
CT 160 CORPORATE COURT LLC	(Delaware)
NJ 663 E. CRESCENT AVE LLC	(Delaware)
NJ 1881 ROUTE 46 LLC	(Delaware)
PA 180 KOST RD LLC	(Delaware)
REEP-IND Aegean MA LLC	(Delaware)
REEP-IND CHINO CA LLC	(Delaware)
REEP-IND FREEDOM MA LLC	(Delaware)
REEP-IND Fridley MN LLC	(Minnesota)
REEP-IND Green Oaks IL LLC	(Delaware)
REEP-IND Kent LLC	(Delaware)
REEP-IND LYMAN MA LLC	(Delaware)
REEP-IND RTG NC LLC	(Delaware)
REEP-MF Chandler AZ LLC	(Delaware)
REEP-MF Issaquah WA LLC	(Delaware)
REEP-MF Mount Vernon GA LLC	(Delaware)
REEP-MF Verde NC LLC	(Delaware)
REEP-MF Wallingford WA LLC	(Delaware)
REEP-OFC Bellevue WA LLC	(Delaware)
REEP-OFC DRAKES LANDING CA LLC	(Delaware)
REEP-OFC CORPORATE POINTE CA LLC	(Delaware)
REEP-OFC VON KARMAN CA LLC	(Delaware)
REEP-OFC WATER RIDGE NC LLC	(Delaware)
REEP-OFC WATER RIDGE NC HOLDCO LLC	(Delaware)
REEP-OFC ONE WATER RIDGE NC LLC	(Delaware)
REEP-OFC TWO WATER RIDGE NC LLC	(Delaware)
REEP-OFC FOUR WATER RIDGE NC LLC	(Delaware)
REEP-OFC FIVE WATER RIDGE NC LLC	(Delaware)
REEP-OFC SIX WATER RIDGE NC LLC	(Delaware)
REEP-OFC SEVEN WATER RIDGE NC LLC	(Delaware)
REEP-OFC EIGHT WATER RIDGE NC LLC	(Delaware)
REEP-OFC NINE WATER RIDGE NC LLC	(Delaware)
REEP-OFC TEN WATER RIDGE NC LLC	(Delaware)
REEP-OFC ELEVEN WATER RIDGE NC LLC	(Delaware)
PTC Acquisitions, LLC	(Delaware)
Martingale Road LLC	(Delaware)
New York Life Funding	(Cayman Islands)[9]
New York Life Global Funding	(Delaware)[9]
NYL Equipment Issuance Trust	(Delaware)[10]
NYL Equipment Issuance Trust 2014-2	(Delaware)[10]
Government Energy Savings Trust 2003-A (GEST)	(New York)[10]
UFI-NOR Federal Receivables Trust, Series 2009B	(New York)[10]
NYLARC Holding Company Inc.	(Arizona)[9]
New York Life Agents Reinsurance Company	(Arizona)[9]
Samsung US Dynamic Asset Allocation Securities Feeder Investment Trust H (NYL: 49.1%)

(+)

By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

(*)

Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

(†)

New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

1	Control is by virtue of NYLIC and subsidiaries being general partners.
2	NYL Cayman Holdings Ltd. owns 92%.
3	NYL Worldwide Capital Investment LLC owns 0.002%.
4	NYLIC owns 14.05%, NYLIAC owns 0.00%, and MacKay owns .62% for a total ownership of 14.99%.
5	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding LLC owns 36% of non-voting carry shares.
6	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding III LLC owns 31.36% of non-voting carry shares.
7	Private Advisors Hedged Equity Fund (QP), L.P. owns 33.61% and PA Hedged Equity Fund, L.P. owns 66.39% of the Master Fund.
8	Control of each CLO/CDO and other entities is pursuant to an investment management contract with NYLIM or affiliate, not through ownership of voting interests unless, otherwise, ownership noted.
9	Control is through a reliance relationship between NYLIC and this entity, not ownership of voting interests.
10	Control is through financial interest, not ownership of voting interests.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of January 31, 2016, there were approximately 22,334 owners of Qualified Policies offered under this Registration Statement.

ITEM 28.  INDEMNIFICATION

Article IX of the Amended and Restated By-Laws of New York Life Insurance and Annuity Corporation (“NYLIAC”) provides that NYLIAC shall indemnify and hold harmless (including the provision of a defense) certain persons to the fullest extent permitted by the Delaware General Corporation Law against all expenses, costs, judgments, penalties, fines, liability and loss (including attorneys’ fees, judgments, fines, ERISA excise taxes or penalties and amount paid in settlement) that any such person reasonably incurs or suffers if he/she is made party (or threatened to be made party) or is otherwise involved in a claim, action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he/she is (or was) a Director or officer of NYLIAC or was serving at NYLIAC’s request as a Director, officer, or trustee of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan. Such persons also have the right to have NYLIAC pay the reasonable expenses (including reasonable attorneys’ fees) incurred in the defense of any proceedings in advance of their final disposition, subject to certain conditions. NYLIAC may also, to the extent authorized by its Board of Directors, grant rights to indemnification and to the advancement of expenses to any employee or agent of NYLIAC.

Please refer to Article IX of the Amended and Restated By-Laws of NYLIAC (Exhibit No. (6)(b)(3) hereto) for the full text of the indemnification provisions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

NYLIAC Variable Universal Life Separate Account-I

NYLIAC MFA Separate Account-I

NYLIAC MFA Separate Account-II

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-IV

NYLIAC VLI Separate Account

The MainStay Funds

MainStay VP Funds Trust

Private Advisors Alternative Strategies Fund

Private Advisors Alternative Strategies Master Fund

(b) Directors and Officers.

The principal business address of each director and officer of NYLIFE Distributors LLC is 30 Hudson Street, Jersey City, NJ 07302.

Names of Directors and Officers	Positions and Offices with Underwriter
Stephen P. Fisher	Chairman of the Board and Chief Executive Officer
Robert M. Gardner	Manager
Frank Harte	Manager, Senior Vice President & Chief Financial Officer
Robert J. Hebron	Executive Vice President, AMN Executive Benefits and Retail Distribution
John W. Akkerman	Senior Managing Director, MacKay Shields Institutional Sales
David Cruz	Senior Managing Director, Individual Annuities
Yie-Hsin Hung	Senior Managing Director, Investments Boutique
Drew E. Lawton	Senior Managing Director, Cornerstone Capital Management Institutional Sales
Barbara J. McInerney	Senior Managing Director, Compliance
Robert M. Barrack	Managing Director, GoldPoint Partners Institutional Sales
Tod K. Childress	Managing Director, Private Advisors Institutional Sales
Mark A. Gomez	Managing Director and General Counsel
Joseph J. Henehan	Managing Director, Retirement Plan Services
John J. O’Gara	Managing Director, US Life and Agency Product Consulting
Amanda S. Parness	Managing Director, GoldPoint Partners Institutional Sales
Laurette Russman	Managing Director, MacKay Shields Institutional Sales
Robin M. Wagner	Managing Director and Chief Compliance Officer
Brian D. Wickwire	Managing Director, NYLIM Service Company, Controller and Chief Operating Officer
Karen A. Bain	Vice President - Tax
Marta Hansen	Director, Financial Operations Principal and Treasurer
Rafaela M. Herrera	Director, Compliance and Sales Material Review
Linda M. Howard	Director, Compliance, Anti-Money Laundering Officer, and Office of Foreign Assets Control Officer
George S. Shively	Secretary
Elizabeth A. Sharrier	Assistant Secretary

C–6

ITEM 30. LOCATION	OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life – Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 31. MANAGEMENT	SERVICES – Not applicable.

ITEM 32. UNDERTAKINGS –

Registrant hereby undertakes:

(a) to a file post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-II, hereby represents that the fees and charges deducted under the annuities described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf in New York, New York on April 12, 2016.

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT – II (Registrant)

By:	/s/ Dylan W. Huang
Name: Dylan W. Huang
Title: Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(Depositor)

By:	/s/ Dylan W. Huang
Name: Dylan W. Huang
Title: Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Christopher Ashe *	Director

David G. Bedard*	Director

Christopher O. Blunt*	Director

David Cruz*	Director

John T. Fleurant*	Director and (Chief Financial Officer)

Robert M. Gardner*	Director and (Principal Accounting Officer)

Frank Harte*	Director

Thomas A. Hendry*	Director

John Y. Kim*	Director and President

Theodore A. Mathas*	Chairman and (Principal Executive Officer)

Amy Miller*	Director

Arthur H. Seter*	Director

Joel M. Steinberg*	Director

Susan A. Thrope*	Director

Matthew Wion*	Director

By:	/s/ Dylan W. Huang
Dylan W. Huang
Attorney-in-Fact
April 12, 2016

*	Pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

(9)	Opinion and Consent of Thomas F. English, Esq.

(10)(a)	Consent of PricewaterhouseCoopers LLP.

(10)(b)	Powers of Attorney.